As filed with the Securities and Exchange Commission on November 24, 2009

  File No. 033-09504
  File No. 811-04878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 71  ☒

  AND

  REGISTRATION STATEMENT UNDER THE

  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 73  ☒

  SEI INSTITUTIONAL MANAGED TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (610) 989-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☒  on January 31, 2010 pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate check the following box:

  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEI INSTITUTIONAL MANAGED TRUST

Class A Shares

PROSPECTUS

January 31, 2010

LARGE CAP FUND (SLGAX)

LARGE CAP VALUE FUND (TRMVX)

LARGE CAP GROWTH FUND (SELCX)

TAX-MANAGED LARGE CAP FUND (TMLCX)

S&P 500 INDEX FUND (SSPIX)

SMALL CAP FUND (SLLAX)

SMALL CAP VALUE FUND (SESVX)

SMALL CAP GROWTH FUND (SSCGX)

TAX-MANAGED SMALL CAP FUND (STMSX)

MID-CAP FUND (SEMCX)

U.S. MANAGED VOLATILITY FUND (SVOAX)

GLOBAL MANAGED VOLATILITY FUND (SVTAX)

TAX-MANAGED MANAGED VOLATILITY FUND (TMMAX)

REAL ESTATE FUND (SETAX)

ENHANCED INCOME FUND (SEEAX)

CORE FIXED INCOME FUND (TRLVX)

U.S. FIXED INCOME FUND (SUFAX)

HIGH YIELD BOND FUND (SHYAX)

REAL RETURN FUND (SRAAX)

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ACADIAN ASSET MANAGEMENT LLC

ANALYTIC INVESTORS, LLC

AQR CAPITAL MANAGEMENT, LLC

ARES MANAGEMENT LLC

ARONSON+JOHNSON+ORTIZ, LP

ARTISAN PARTNERS LIMITED PARTNERSHIP

BRIGADE CAPITAL MANAGEMENT, LLC

DELAWARE MANAGEMENT COMPANY

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GUGGENHEIM INVESTMENT MANAGEMENT, LLC

INTECH INVESTMENT MANAGEMENT LLC

INTEGRITY ASSET MANAGEMENT, LLC

JANUS CAPITAL MANAGEMENT LLC

J.P. MORGAN INVESTMENT MANAGEMENT INC.

LEE MUNDER INVESTMENTS LTD.

LEGG MASON CAPITAL MANAGEMENT, INC.

LOS ANGELES CAPITAL MANAGEMENT AND EQUITY RESEARCH, INC.

LSV ASSET MANAGEMENT

MARTINGALE ASSET MANAGEMENT, L.P.

METROPOLITAN WEST ASSET MANAGEMENT LLC

NEUBERGER BERMAN MANAGEMENT LLC

OPPENHEIMER CAPITAL LLC

PANAGORA ASSET MANAGEMENT, INC.

PARAMETRIC PORTFOLIO ASSOCIATES

QUANTITATIVE MANAGEMENT ASSOCIATES LLC

ROBECO INVESTMENT MANAGEMENT, INC.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

SSGA FUNDS MANAGEMENT, INC.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

WELLINGTON MANAGEMENT COMPANY, LLP

WELLS CAPITAL MANAGEMENT INC.

WESTERN ASSET MANAGEMENT COMPANY

WESTERN ASSET MANAGEMENT COMPANY LIMITED

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states.  You may purchase Fund shares only if they are registered in your state.

About This Prospectus

This prospectus gives you important information about the Class A Shares of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds (each, a Fund and, together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

FUND SUMMARY
LARGE CAP FUND	5
LARGE CAP VALUE FUND	11
LARGE CAP GROWTH FUND	16
TAX-MANAGED LARGE CAP FUND	22
S&P 500 INDEX FUND	29
SMALL CAP FUND	34
SMALL CAP VALUE FUND	38
SMALL CAP GROWTH FUND	44
TAX-MANAGED SMALL CAP FUND	49
MID-CAP FUND	54
U.S. MANAGED VOLATILITY FUND	59
GLOBAL MANAGED VOLATILITY FUND	65
TAX-MANAGED MANAGED VOLATILITY FUND	71
REAL ESTATE FUND	77
ENHANCED INCOME FUND	82
CORE FIXED INCOME FUND	89
U.S. FIXED INCOME FUND	97
HIGH YIELD BOND FUND	103
REAL RETURN FUND	108
MORE INFORMATION ABOUT THE FUNDS	112
RISK INFORMATION COMMON TO THE FUNDS	113
GLOBAL ASSET ALLOCATION	113
INVESTMENT ADVISER AND SUB-ADVISERS	114
PURCHASING, EXCHANGING AND SELLING FUND SHARES	115
HOW TO PURCHASE FUND SHARES	115
PRICING OF FUND SHARES	116
FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES	118
FOREIGN INVESTORS	119
CUSTOMER IDENTIFICATION AND ANTI-MONEY LAUNDERING PROGRAM	119
HOW TO EXCHANGE YOUR FUND SHARES	120
HOW TO SELL YOUR FUND SHARES	120

RECEIVING YOUR MONEY	120
REDEMPTIONS IN KIND	120
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES	121
TELEPHONE TRANSACTIONS	121
DISTRIBUTION AND SERVICE OF FUND SHARES	121
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	121
DIVIDENDS, DISTRIBUTIONS AND TAXES	122
DIVIDENDS AND DISTRIBUTIONS	122
TAXES	122
FINANCIAL HIGHLIGHTS	124
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

LARGE CAP FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.39%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***                           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser, the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s, the Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses.  With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Large Cap Fund — Class A Shares	X.XX	%
Large Cap Fund — Class A Shares (after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Large Cap Fund — Class A Shares	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund had not yet commenced operations.]

Principal Investment Strategies

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $XX.X million and $XX.X billion as of December 31, 2009).  These securities may include common stocks, preferred stocks, warrants, exchange-traded funds (ETFs) and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position.  Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk.  A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The Fund commenced operations on September 30, 2009. Because the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Fund’s assets allocated to Analytic. Dennis Bein, a Chief Investment Officer and a Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 12 years ago. Harindra de Silva, Analytic’s President and a Portfolio Manager, has also been a member of the U.S. equity team since joining Analytic 12 years ago. Steve Sapra, a Portfolio Manager, has been a member of the U.S. equity team since joining Analytic eight years ago. Portfolio responsibilities are team managed with day-to-day portfolio management responsibilities handled primarily by Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein serves in an oversight role.

ARONSON+JOHNSON+ORTIZ, LP: ARONSON+JOHNSON+ORTIZ, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and Portfolio Manager with AJO for 25 years. In addition to his portfolio management duties, Mr. Aronson is involved with AJO’s administration and marketing. Principal Stefani Cranston, CFA, CPA, has been with AJO for 18 years as a Portfolio Manager and Portfolio and Financial Accountant. Kevin M. Johnson, Ph.D., has been a Principal and Portfolio Manager with the firm for 16 years. Mr. Johnson directs AJO’s research and development efforts. Principal Stuart P. Kaye, CFA, has been with AJO for one year as a Portfolio Manager. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008. Principal Gina Marie N. Moore, CFA, CPA, has been with AJO for 10 years as a Portfolio Manager and Research Analyst. Ms. Moore also focuses on marketing for AJO. Principal Martha E. Ortiz, CFA, CIC, has been a Portfolio Manager with the firm for 22 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Principal R. Brian Wenzinger, CFA, has been with AJO for 8 years as a Portfolio Manager and Research Analyst. Given AJO’s quantitative approach to asset management, the investment professionals listed above work equally in managing the Large Cap Fund.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Fund’s assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC’s Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and Executive Vice President. He is responsible for large-cap growth, all-cap growth, and one small/mid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993 as a portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Chief Investment Officer since January 1991, manages the portion of the Large Cap Fund’s assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. The team consists of Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH’s Vice President of

Portfolio Management since March 2003. Dr. Banner, previously INTECH’s Senior Investment Officer, joined the portfolio management team at INTECH in August 2002. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1999 to August 2006, joined the portfolio management team at INTECH in September of 2006. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined the portfolio management team at INTECH in June 1998 from QED Information Systems.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Fund. The portfolio managers of the Large Cap Fund’s assets allocated to LMCM are Mary Chris Gay and Robert Hagstrom, CFA. Ms. Gay and Mr. Hagstrom are responsible for the day-to-day management and investment decisions made with respect to the Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM’s Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher, and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Fund’s assets allocated to NBML.  Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007.  Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Large Cap Fund. QMA typically follows a team approach in the management of its portfolios. The members of QMA’s portfolio management team with primary responsibility for managing the portion of the Large Cap Fund’s assets allocated to QMA are listed below. The team consists of Margaret S. Stumpp, Ph.D., Peter Xu, Ph.D., Mitchell B. Stern, Ph.D., Ted Lockwood and Devang Gambhirwala. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the Large Cap Fund. She also oversees all portfolio management activities for QMA.  Ms. Stumpp is extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA. Ms. Stumpp joined QMA’s predecessor in 1987. Mr. Xu, QMA’s Managing Director, is responsible for the portfolio management and investment research for the Large Cap Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA’s quantitative core equity portfolios. Mr. Xu joined QMA’s predecessor in 1997. Mr. Stern, a Principal, is responsible for the portfolio management and investment research for the Large Cap Fund. He is also responsible for research, development, and management of structured products, tax-managed separate accounts and long-short strategies of QMA. Mr. Stern joined QMA’s predecessor in 1997. He also has twelve years of experience as a consultant to portfolio managers and hedge funds on quantitative investment strategies. Mr. Lockwood, a Managing Director, is responsible for the portfolio management and investment research for the Large Cap Fund. Mr. Lockwood is responsible for managing portfolios, investment research, and new product development for QMA. He joined QMA’s predecessor in 1988.  Mr. Gambhirwala, a Principal, is responsible for portfolio management of the Large Cap Fund.  He is also responsible for overseeing QMA’s quantitative core long-short and large-cap equity portfolios, and for the management of structured products.  Mr. Gambhirwala joined QMA’s predecessor in 1986.

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

LARGE CAP VALUE FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Large Cap Value Fund — Class A Shares (including AFFE)	X.XX%
Large Cap Value Fund — Class A Shares (excluding AFFE)	X.XX%
Large Cap Value Fund — Class A Shares (excluding AFFE and after commission recapture)	X.XX%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Value Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	5.74%
2001	-3.49%
2002	-17.84%
2003	29.45%
2004	15.06%
2005	7.19%
2006	21.15%
2007	-1.77%
2008	-37.05%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 1000 Value Index.

Large Cap Value Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is April 20, 1987.  Prior to October 3, 1994, the Fund was advised by a different investment adviser and performance for that period is not shown.  Index returns are shown from October 31, 1994.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

Management

Investment Adviser.  SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Co-Chief Investment Officer since January 2009 (previously Chief Investment Officer since January 1991), manages the portion of the Large Cap Value Fund’s assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, INTECH’s Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH’s Vice President of Portfolio Management. Dr. Banner, previously INTECH’s Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1996 to August 2006, joined the portfolio management team at INTECH in September of 2006. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 Light Street, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Value Fund. The portfolio manager of the Large Cap Value Fund’s assets allocated to LMCM is Mary Chris Gay. Ms. Gay is responsible for the day-to-day management and investment decisions made with respect to the Large Cap Value Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM’s Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. Mr. Miller, Chairman and Chief Investment Officer of LMCM, joined Legg Mason, Inc. in 1981 as the Director of Research.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Value Fund’s assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Large Cap Growth Fund — Class A Shares (including AFFE)	X.XX%
Large Cap Growth Fund — Class A Shares (excluding AFFE)	X.XX%
Large Cap Growth Fund — Class A Shares (excluding AFFE and after commission recapture)	X.XX%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Growth Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs.  The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.  The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	-19.41%
2001	-26.50%
2002	-29.24%
2003	25.33%
2004	7.57%
2005	6.81%
2006	6.94%
2007	12.23%
2008	-40.89%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 1000 Growth Index.

Large Cap Growth Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is December 20, 1994.  Index returns are shown from December 31, 1994.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

Management

Investment Adviser.  SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Growth Fund’s assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC’s Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and executive vice president. He is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1993 as a portfolio manager.  Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica, he was a vice president at Goldman Sachs.

Goldman Sachs Asset Management, L.P.: Goldman Sachs Asset Management, L.P. (GSAM), is a limited partnership organized under the laws of Delaware. GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., located at 32 Old Slip, New York, New York 10005, serves as a sub-adviser to the Large Cap Growth Fund. A team of 18 investment professionals manages the portion of the Large Cap Growth Fund’s assets allocated to GSAM. This team is led by Steven M. Barry, Gregory H. Ekizian and David G. Shell, who presently serve as Chief Investment Officers. Mr. Barry, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in 1999. Mr. Shell, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition. Mr. Ekizian, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Co-Chief Investment Officer since January 2009 (previously Chief Investment Officer since January 1991), manages the portion of the Large Cap Growth Fund’s assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, INTECH’s Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH’s Vice President of Portfolio Management. Dr. Banner, previously INTECH’s Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1996 to August 2006, joined the portfolio management team at INTECH in

September of 2006. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 Light Street, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Growth Fund. The portfolio manager of the Large Cap Growth Fund’s assets allocated to LMCM is Robert Hagstrom, CFA. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Growth Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Growth Fund’s assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Large Cap Growth Fund. A team of investments professionals manages the portion of the Large Cap Growth Fund’s assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund and also conducts equity market research for all quantitative core equity portfolios. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Large Cap Growth Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and new product development for the Large Cap Growth Fund. Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund. He is also responsible for the management of structured products. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Large Cap Growth Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios.  Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern, Mr. Lockwood, Mr. Gambhirwala and Ms. Mintz were employed by QMA’s predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997, 1988, 1986 and 1994, respectively.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

TAX-MANAGED LARGE CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*

Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**

The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

	Tax-Managed Large Cap Fund — Class A Shares (including AFFE)	X.XX	%
	Tax-Managed Large Cap Fund — Class A Shares (excluding AFFE)	X.XX	%
	Tax-Managed Large Cap Fund — Class A Shares (excluding AFFE and after commission recapture)	X.XX	%

†

If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Large Cap Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the sub-advisers attempt to maximize after-tax returns by buying securities with the expectation of holding such securities for a period of one or more years and offsetting gains with losses where possible.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers.  When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	-12.42%
2001	-12.37%
2002	-23.22%
2003	27.81%
2004	11.50%
2005	6.84%
2006	13.90%
2007	5.83%
2008	-39.38%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 1000 Index.

Tax-Managed Large Cap Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*	The inception date for the Fund’s Class A Shares is March 5, 1998. Index returns are shown from March 31, 1998.
**

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC’s Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and executive vice president. He is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1993 as a portfolio manager.  Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica, he was a vice president at Goldman Sachs.

Goldman Sachs Asset Management, L.P.: Goldman Sachs Asset Management, L.P. (GSAM), is a limited partnership organized under the laws of Delaware. GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., located at 32 Old Slip, New York, New York 10005, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of 18 investment professionals manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to GSAM. This team is led by Steven M. Barry, Gregory H. Ekizian and David G. Shell, who presently serve as Chief Investment Officers. Mr. Barry, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in 1999. Mr. Shell, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition. Mr. Ekizian, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 Light Street, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Tax-Managed Large Cap Fund. The portfolio manager of the Tax-Managed Large Cap Fund’s assets allocated to LMCM is Mary Chris Gay. Ms. Gay is responsible for the day-to-day management and investment decisions made with respect to the Tax-Managed Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM’s Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. Mr. Miller, Chairman and Chief Investment Officer of LMCM, joined Legg Mason, Inc. in 1981 as the Director of Research.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Tax-Managed Large Cap Fund’s assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Tax-Managed Large Cap Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Tax-Managed Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Tax-Managed Large Cap Fund’s assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Parametric, led by David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have held their current positions since joining the firm.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investments professionals manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund and also conducts equity market research for all quantitative core equity portfolios.  Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Tax-Managed Large Cap Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and new product development for the Tax-Managed Large Cap Fund.  Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. He is also responsible for the management of structured products.  Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Tax-Managed Large Cap Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios.  Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern, Mr. Lockwood, Mr. Gambhirwala and  Ms. Mintz

were employed by QMA’s predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997, 1988, 1986 and 1994, respectively.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

S&P 500 INDEX FUND

Fund Summary

Investment Goal

Investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE.  The Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

S&P 500 Index Fund — Class A Shares	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
S&P 500 Index Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is composed of approximately 500 leading U.S. publicly traded companies from a broad range of industries (mostly common stocks). The Fund generally gives the same weight to a given stock as the S&P 500 Index does.  In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in ETFs, futures contracts and other derivatives and engage in swaps. The Fund’s ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The sub-adviser selects the Fund’s securities under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser, but the sub-adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the sub-adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the sub-adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

Principal Risks

The Fund attempts to track the performance of a benchmark index.  Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund’s ability to achieve perfect correlation.  The magnitude of any tracking error may be affected by a higher portfolio turnover rate.  Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses.  As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index.  The sub-adviser purchases only a representative portion of the securities in the S&P 500 Index, and therefore, the performance of the Fund’s portfolio of securities may not match that of the S&P 500 Index.  Depending on the sub-adviser’s approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time.  In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

A swap is a privately negotiated over-the-counter derivative product in which the Fund and another party agree to exchange payment streams, which are calculated by reference to a security, interest rate or index. The Fund’s use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swaps are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease. The Fund will not enter into any swap agreement unless the sub-adviser believes that the other party to the transaction is creditworthy. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase securities and protect against a rise in prices pending purchase of such securities. The sale of a futures contract enables the Fund to lock in a price at which it may sell securities and protect against declines in the value of such securities. The Fund may purchase and sell stock index futures contracts. Future contracts are subject to the same risks that apply to the use of derivatives.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

Loss of money is a risk of investing in the Fund.

Performance Information

The S&P 500 Index Fund is the successor to SEI Index Funds’ S&P 500 Index Fund (the Former S&P 500 Index Fund) and the Former S&P 500 Index Fund’s performance and financial history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund commenced operations on September 17, 2007. The performance information from January 1, 2000 through September 16, 2007 is based on the performance of the Former S&P 500 Index Fund and the performance information from September 17, 2007 through December 31, 2009 is based on the performance of the Fund.

2000	-9.50%
2001	-12.30%
2002	-22.40%
2003	28.17%
2004	10.43%
2005	4.49%
2006	15.35%
2007	5.18%
2008	-37.44%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the S&P 500 Index.

S&P 500 Index Fund — Class A†	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Former S&P 500 Index Fund’s Class A Shares is February 28, 1996.  Index returns are shown from February 29, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

†                                          The Fund commenced operations on September 17, 2007.  The performance information prior to September 17, 2007 is based on the performance of the Former S&P 500 Index Fund.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the sub-adviser to the S&P 500 Index Fund. The S&P 500 Index Fund is managed by the Global Structured Products Group. Portfolio Managers Shelli Edgar and Karl Schneider, principals of SSgA FM, are members of SSgA FM’s Global Structured Products Group and have day-to-day management responsibility of the S&P 500 Index Fund. Ms. Edgar joined the firm in 2000. Prior to joining the Global Structured Products Group, she was a Product Engineer for SSgA’s US Active Quantitative Team, where she was responsible for investment management, research, and product development. Mr. Schneider joined the firm in 1996. He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

SMALL CAP FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***                           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser, the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s, the Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses.  With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Small Cap Fund — Class A Shares	X.XX	%
Small Cap Fund — Class A Shares (after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Small Cap Fund — Class A Shares	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund had not yet commenced operations.]

Principal Investment Strategies

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. For purposes of this Fund, a small company is a company with market capitalizations in the range of companies in the Russell 2000 Index (between $XX.X million and $XX.X billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $XX.X million and $XX.X billion as of December 31, 2009). The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities are traded over the counter or listed on an exchange.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

The Fund commenced operations on September 30, 2009. Because the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

AQR Capital Management, LLC:  AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Fund.  Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Fund’s assets allocated to AQR.  Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm’s investment strategies since 1998.  Mr. Friedman, Principal, joined AQR at its inception in 1998.  He is co-head portfolio manager and a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR’s equity strategies.  Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Integrity Asset Management, LLC: Integrity Asset Management, LLC (Integrity), located at 401 West Main Street, Suite 2100, Louisville, Kentucky 40202, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund’s assets allocated to Integrity. This team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, Mirsat Nikovic, CFA, J. Bryan Tinsley, CFA and William H. McNett, CFA. With the exception of Mr. Nikovic, who joined the team in 2007, each of the team members has been Integrity for five years and is currently responsible for participating in security selection for the Fund. Mr. Nikovic was previously employed as a Senior Equity Analyst/Trader with Warrington Partners.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, California 90025, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund’s assets allocated to LA Capital. This team consists of Thomas D. Stevens, Hal W. Reynolds and David R. Borger, all of whom joined LA Capital in 2002. Mr. Stevens, a CFA and Principal, is the Chairman of LA Capital. Mr. Reynolds, a CFA and Principal, is the Chief Investment Officer of LA Capital. Mr. Borger, a CFA and Principal, is the Director of Research for LA Capital.

Oppenheimer Capital LLC: Oppenheimer Capital LLC (Oppenheimer Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a sub-adviser to the Small Cap Fund. Michael Corelli and Eric Sartorius, CFA, manage the portion of the Small Cap Fund’s assets allocated to Oppenheimer Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Fund. Mr. Corelli, Managing Director, joined Oppenheimer Capital in 1999 as a senior analyst and has been a lead portfolio manager since 2003. Mr. Sartorius, Vice President, joined Oppenheimer Capital in 2001 as a senior research analyst and became a portfolio manager in 2008.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund’s assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst, are responsible for all investment decisions regarding the Small Cap Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm’s Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in 1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a sub-adviser to the Small Cap Fund.  Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the portion of the Small Cap Fund’s assets allocated to Wellington Management since inception.  Mr. Rome joined Wellington Management as an investment professional in 1994.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

SMALL CAP VALUE FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Small Cap Value Fund — Class A Shares (including AFFE)	X.XX	%
Small Cap Value Fund — Class A Shares (excluding AFFE)	X.XX	%
Small Cap Value Fund — Class A Shares (excluding AFFE and after commission recapture)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Small Cap Value Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $X.XX million and $XX.X billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $X.XX million and $X.XX billion as of December 31, 2009).  The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.  The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	23.13%
2001	12.43%
2002	-11.64%
2003	42.79%
2004	22.98%
2005	6.78%
2006	20.19%
2007	-6.80%
2008	-34.19%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 2000 Value Index.

Small Cap Value Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is December 20, 1994.  Index returns are shown from December 31, 1994.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Artisan Partners Limited Partnership: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a sub-adviser to the Small Cap Value Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. serve as portfolio managers of the portion of the Small Cap Value Fund’s assets allocated to Artisan and are responsible for researching investment opportunities and the securities selection process. Messrs. Satterwhite and Kieffer are Managing Directors of Artisan and have co-managed Artisan’s Small-Cap Value Strategy for over 5 years. They both joined Artisan in 1997. Mr. Sertl became co-manager of the portion of the Small Cap Value Fund’s assets allocated to Artisan in May 2006. Prior to that time, Mr. Sertl was an analyst working with Mr. Satterwhite and Mr. Kieffer on Artisan’s small-cap value strategy, including the Small Cap Value Fund. Mr. Sertl joined Artisan in 2000.

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund’s assets allocated to LMIL is managed by R.Todd Vingers, CFA, a Portfolio Manager, who oversees the entire Value Team at LMIL and is responsible for researching within the small cap value universe. Mr. Vingers joined LMIL in 2003 as a small cap value portfolio manager and has over 18 years of investment experience. Prior to joining LMIL he was with American Century as a Portfolio Manager.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Small Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Small Cap Value Fund’s assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994.

Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund’s assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale’s Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. He has been the Director of Research since January 2008.  Prior to joining Martingale in 2004, Mr. Eysenbach was a private investor from 2002-2003. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

PanAgora Asset Management Inc.: PanAgora Asset Management Inc. (PanAgora), located at 470 Atlantic Avenue, 8th Floor,  Boston, Massachusetts 02210, serves as a sub-adviser to the Small Cap Value Fund.  A team of investment professionals at PanAgora manages the portion of the Small Cap Value Fund’s assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Sanjoy Ghosh, Ph.D., Jane Zhao, Ph.D., Scott Baum and Joel Feinberg.  Mr. Sorensen, President and CEO, is responsible for the firm’s business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm’s dynamic equity strategies.  Mr. Ghosh, Portfolio Manager, is also responsible for the firm’s dynamic equity strategies.  Ms. Zhao, Portfolio Manager, is responsible for conducting research for PanAgora’s Equity strategies.  Mr. Baum, Director, Equity Trading, is focused on developing coordinated trading strategies and systems that minimize transaction costs.  Mr. Feinberg, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.  Ms. Zhao joined PanAgora in 2006 from the University of Arizona where she studied Finance.  Prior to joining PanAgora in 2008, Mr. Baum worked as a Senior Vice President in the Algorithmic Trading Group at ITG from 2003-2005 and as a Director in the Proprietary Trading Group at Nomura from 2005-2007.  Mr. Feinberg has been with PanAgora since 2002 working within portfolio construction for the last several years.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a sub-adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund’s assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst are responsible for all investment decisions regarding the Small Cap Value Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm’s Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in

1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02019, serves as a sub-adviser to the Small Cap Value Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst, serves as the portfolio manager for the portion of the Small Cap Value Fund’s assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

SMALL CAP GROWTH FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Small Cap Growth Fund — Class A Shares	X.XX	%
Small Cap Growth Fund — Class A Shares (after commission recapture)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Small Cap Growth Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $X.XX million and $X.XX billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $X.XX million and $X.XX billion as of December 31, 2009).  The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.  The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	-12.41%
2001	-12.45%
2002	-33.74%
2003	56.00%
2004	9.57%
2005	3.48%
2006	11.31%
2007	1.90%
2008	-47.81%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 2000 Growth Index.

Small Cap Growth Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is April 20, 1992.  Index returns are shown from April 30, 1992.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Growth Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Growth Fund’s assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm’s investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR’s equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a sub-adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund’s assets allocated to Janus is managed by a team of investment professionals headed by William H. Bales, whose role is to oversee portfolio construction. Mr. Bales also serves as Team Leader for Institutional Small Cap Growth portfolios and has been a Portfolio Manager and Executive Vice President of the Janus Venture Fund (closed to new investors) since February 1997. Other members of the team include Paul Berg, Eileen Hoffmann, Chad Meade, Brian A. Schaub, Scott Stutzman and Philip Cody Wheaton.  All of the team members are also team members on other SEI funds.  Mr. Berg has been a Research Analyst at Janus since April 2004. Prior to joining Janus, Mr. Berg had been a Portfolio Manager and Senior Equity Analyst at Strong Capital Management since November 2000. Ms. Hoffmann has been a Research Analyst at Janus since October 2004. Before joining Janus, Ms. Hoffmann had been a Vice President and Co-Portfolio Manager at Cordillera Asset Management since January 2002. Mr. Meade has been a Research Analyst at Janus since August 2001. Mr. Meade is also Portfolio Manager of other Janus accounts. Mr. Schaub has been a Research Analyst at Janus since June 2000. Mr. Schaub is also Portfolio Manager of other Janus accounts. Mr. Stutzman has been a Research Analyst at Janus since January 2007. Prior to joining Janus, Mr. Stutzman worked as an analyst for The Boston Company since August 2004. Prior to The Boston Company, Mr. Stutzman had worked at Gulfco Ltd. from September 2001 to January 2004.

Mr. Wheaton has been a Research Analyst at Janus since September 2001. Each team member is responsible for participating in security selection for the Small Cap Growth Fund.

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund’s assets allocated to LMIL is co-managed by Andrew L. Beja, CFA, a Portfolio Manager, who is additionally responsible for researching the business services, consumer & software sectors and Thomas L. Holman, a Portfolio Manager, who is additionally responsible for researching the Technology and Healthcare IT sectors. Messrs. Beja and Holman have over 22 and 16 years of investment experience, respectively. Mr. Beja has been a portfolio manager for 8 years at LMIL. Mr. Holman was formerly a portfolio manager with Evergreen Investments prior to joining LMIL in 2004.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a sub-adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund’s assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

Oppenheimer Capital LLC: Oppenheimer Capital LLC (Oppenheimer Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a sub-adviser to the Small Cap Growth Fund. Michael Corelli and Eric Sartorius, CFA, manage the portion of the Small Cap Growth Fund’s assets allocated to Oppenheimer Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Growth Fund. Mr. Corelli, Managing Director, joined Oppenheimer Capital in 1999 as a senior analyst and became a lead portfolio manager in 2003. Mr. Sartorius, Vice President, joined Oppenheimer Capital in 2001 as a senior research analyst and became a portfolio manager in 2008.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

TAX-MANAGED SMALL CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*

Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**

The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

	Tax-Managed Small Cap Fund — Class A Shares (including AFFE)	X.XX	%
	Tax-Managed Small Cap Fund — Class A Shares (excluding AFFE)	X.XX	%
	Tax-Managed Small Cap Fund — Class A Shares (excluding AFFE and after commission recapture)	X.XX	%

†

If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Small Cap Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $X.XX million and $X.XX billion as of December 31, 2009).  The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments.  Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.  Generally, the sub-advisers attempt to maximize after-tax returns by buying securities with the expectation of holding such securities for a period of one or more years and offsetting gains with losses where possible.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an

ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2001	-2.96%
2002	-19.12%
2003	48.70%
2004	16.62%
2005	6.84%
2006	12.34%
2007	1.65%
2008	-41.16%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 2500 Index.

Tax-Managed Small Cap Fund — Class A	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is October 31, 2000.  Index returns are shown from October 31, 2000.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Tax-Managed Small Cap Fund. The portion of the Tax-Managed Small Cap Fund’s assets allocated to LMIL is managed by R.Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMIL in 2002 as a small cap value portfolio manager and has over 18 years of investment experience. He oversees the entire Value Team at LMIL and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMIL in 2005 as a mid cap value portfolio manager and has over 33 years of investment experience. Mr. Cleven joined LMIL in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Vingers is the Portfolio Manager for the small cap assets of the Fund while Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a sub-adviser to the Tax-Managed Small Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small Cap Fund’s assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Small Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund’s assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.40% of the average monthly market value of the portion of the Tax-Managed Small Cap Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Small Cap Fund. David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manage the portion of the Tax-Managed Small Cap Fund’s assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have both held the same position since joining the firm.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a sub-adviser to the Tax-Managed Small Cap Fund. Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, serves as Portfolio Manager of the portion of the Tax-Managed Small Cap Fund’s assets allocated to Wellington Management. Mr. Angeli joined Wellington Management as an investment professional in 1994, became a Vice President in 1996, an equity portfolio manager in 1997, and a Senior Vice President in 2001.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the Tax-Managed Small Cap Fund. A team of investment professionals led by Senior Portfolio Managers Stuart O. Roberts and Jerome C. Philpott, CFA, manages the portion of the Tax-Managed Small Cap Fund’s assets allocated to WellsCap. Mr. Roberts joined WellsCap in 1990 and has specialized in small cap growth investing since 1983. Mr. Philpott joined WellsCap in 1991 and serves as managing director and senior portfolio manager for Wells Capital Management’s Montgomery Small Cap Growth Equity team.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

MID-CAP FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Mid-Cap Fund — Class A Shares	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Mid-Cap Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell Mid-Cap Index (between approximately $X.XX million and $X.XX billion as of December 31, 2009).  The Fund utilizes multiple sub-advisers to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.  The Sub-Advisers, in managing the Fund’s assets, select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole.  The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	4.92%
2001	1.10%
2002	-14.31%
2003	40.97%
2004	22.74%
2005	14.78%
2006	14.62%
2007	2.29%
2008	-41.45%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell Mid-Cap Index.

Mid-Cap Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell Mid-Cap Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is February 16, 1993.  Index returns are shown from February 28, 1993.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as the sub-adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund’s assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale’s Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. He has been the Director of Research since January 2008. Prior to joining Martingale in 2004, Mr. Eysenbach was a private investor from 2002-2003. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund’s assets allocated to QMA. The team consists of Margaret Stumpp, PhD, Peter Xu, PhD, Stacie L. Mintz, Daniel Carlucci, CFA and Devang Gambhirwala. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund and also conducts equity market research for all quantitative core equity portfolios.  Ms. Mintz, a Principal at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. She also manages the overall asset allocation for several large pension and manages several retail balanced portfolios and institutional equity portfolios.  Mr. Carlucci, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. He also co-manages several large-cap core and small-cap core equity portfolios and is responsible for managing QMA’s managed account strategies including its ADR portfolio.  Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. He is also responsible for the management of structured products.  Prior to joining QMA, Ms. Stumpp, Mr. Xu, Ms. Mintz, Mr. Carlucci and Mr. Gambhirwala were employed by QMA’s predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1994, 1988 and 1986, respectively.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

U.S. MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad U.S. equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

U.S. Managed Volatility Fund — Class A Shares (including AFFE)	X.XX	%
U.S. Managed Volatility Fund — Class A Shares (excluding AFFE)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
U.S. Managed Volatility Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The U.S. Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges.  These securities may include common stocks, preferred stocks, ETFs, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. The Fund is expected to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The sub-advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio’s volatility. The sub-advisers may also use these instruments and techniques for non-hedging purposes. The sub-advisers may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  Although the Fund seeks to achieve returns similar to those of the broad U.S. equity markets but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective.  In fact, the Fund may have greater volatility than that of the broad U.S. equity markets.  The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions.  Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Fund’s price volatility.  However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivate instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.  The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2005	5.78%
2006	13.75%
2007	8.27%
2008	-29.08%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the S&P 500 Index and the Russell 3000 Index.

U.S. Managed Volatility Fund — Class A	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is October 28, 2004.  Index returns are shown from October 31, 2004.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 3000 Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization. The Fund has included the Russell 3000 Index because it is more closely aligned with the strategy and investments of the Fund and therefore may provide a more useful comparison than the S&P 500 Index.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the U.S. Managed Volatility Fund’s assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 11 years ago. Steve Sapra, Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 7 years ago. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

GLOBAL MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad global equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Global Managed Volatility Fund — Class A Shares (including AFFE)	X.XX	%
Global Managed Volatility Fund — Class A Shares (excluding AFFE)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Global Managed Volatility Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts and equity options. The Fund also may invest in futures, options on futures, swap agreements and engage in short sales.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund’s assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. This approach is intended to manage the risk characteristics of the Fund. The Fund is expected to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility.  Over the long term, the Fund is expected to achieve a return similar to that of the MSCI World Equity Index, but with a lower level of volatility.  However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the sub-advisers believe would produce a less volatile return stream to the market. Each sub-adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

In managing the Fund’s currency exposure for foreign securities, the sub-advisers may buy and sell currencies for hedging purposes. The sub-advisers may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment).

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to those of the broad global equity markets, but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad global equity markets. The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries or developing countries are countries that the World Bank classifies as low, low-middle and upper-middle income countries. Developed countries are countries with overall high levels of economic prosperity. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve different risks than the strategies used by typical mutual funds, including short sales. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Fund’s price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund takes passive positions in currencies, which involve different techniques and risk analyses than the Fund’s purchase of securities. Passive investment in currencies may subject the Fund to additional risks and the value of the Fund’s investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2007	0.03%
2008	-27.13%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Morgan Stanley MSCI World Index.

Global Managed Volatility Fund — Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Morgan Stanley MSCI World Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*              The inception date for the Fund’s Class A Shares is July 27, 2006.  Index returns are shown from July 31, 2006.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The Morgan Stanley MSCI World Index consists of approximately 23 developed market countries.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a sub-adviser to the Global Managed Volatility Fund. A team of investment professionals manages the portion of the Global Managed Volatility Fund’s assets allocated to Acadian. The core equity investment team is led by five key individuals.  Ronald D. Frashure, President and Chief Executive Officer, plays a key role in Acadian’s investment research and quantitative management. Mr. Frashure has been with Acadian for 20 years. John R. Chisholm, Executive Vice President and Co-Chief Investment Officer, is responsible for direction and oversight of the firm’s portfolio management and research efforts. Mr. Chisholm joined Acadian in 1984. Brian K. Wolahan, a Senior Vice President and Director of Alternative Strategies, is responsible for the development of new investment strategies and contributes to the improvement of quantitative techniques for evaluating markets and securities. Mr. Wolahan joined Acadian in 1990. Raymond F. Mui, a Senior Vice President and Portfolio Manager, specializes in the development of investment strategies for the developed and emerging equity markets. Mr. Mui joined Acadian in 1991. Charles H. Wang, a Senior Vice President and Co-Director of Research, is responsible for quantitative research, model implementation, and emerging market strategies. Mr. Wang joined Acadian in 2000. Messrs. Frashure, Chisholm, Wolahan, Mui and Wang have all held their current positions at Acadian for the past five years.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Global Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the Global Managed Volatility Fund’s assets allocated to Analytic. The team’s day-to-day portfolio management responsibilities are led by Dennis Bein, Chief Investment Officer and Portfolio Manager, and handled primarily by David Krider, a Research Analyst. Mr. Bein joined the firm in 1995 as a portfolio manager and he became Chief Investment Officer in 2004. Mr. Krider joined Analytic in 2005. Before joining Analytic, Mr. Krider was the founder of Visualize, Inc., and served as the firm’s Chief Technology Officer from 1996-2005. Harindra de Silva, PhD, President and Portfolio Manager, is primarily responsible for research on the strategy (i.e., model maintenance and design) Analytic employs in managing the portion of the Global Managed Volatility Fund’s assets for which it is responsible. Dr. de Silva has been a member of the U.S. equity team since joining Analytic 11 years ago.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

TAX-MANAGED MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

To maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE.  The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Tax-Managed Managed Volatility Fund — Class A Shares (including AFFE)	X.XX	%
Tax-Managed Managed Volatility Fund — Class A Shares (excluding AFFE)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Managed Volatility Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Tax-Managed Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges.  These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.  Although the Fund will be measured against the Russell 3000 Index, the Fund is expected to have significant sector and market capitalization deviations from the Index given its focus on absolute risk as opposed to index relative risk.  This could lead to significant performance deviations relative to the Index over shorter-term periods.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, intends to achieve returns similar to those of the broad U.S. equity markets in a tax-efficient fashion, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.  This will tend to lead the Fund’s sub-advisers to construct portfolios with a low beta relative to the overall U.S. equity market.  In addition, the sub-advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.  The sub-advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio’s volatility.  The sub-advisers may also use these instruments and techniques for non-hedging purposes.  The sub-advisers may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers.  When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers.  This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  Although the Fund seeks to achieve returns similar to those of the broad U.S. and global equity markets, but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective.  In fact, the Fund may have greater volatility than that of the broad U.S. and global equity markets.  The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve different risks than the strategies used by typical mutual funds, including short sales and derivative transactions.  Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Fund’s price volatility.  However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.  The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2008	-24.53%
2009	X.XX	%

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 3000 Index.

Tax-Managed Managed Volatility Fund — Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*              The inception date for the Fund’s Class A Shares is December 20, 2007.  Index returns are shown from December 31, 2007.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals at Analytic will make recommendations on management of the Tax-Managed Managed Volatility Fund’s assets, including the purchase, sale and retention of those assets.  In general, transactions that Analytic recommends will be executed by Parametric Portfolio Associates.  Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been Analytic’s President and a portfolio manager for the U.S. equity team since joining Analytic in 1995. Steve Sapra, Portfolio Manager, has been a portfolio manager for the U.S. equity team since joining Analytic in 1999. Roger Clarke, Chairman, has held his current position since 1996. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Bein and Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein and Mr. Clarke work in oversight roles.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals manages the portion of the Tax-Managed Managed Volatility Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Managed Volatility Fund’s assets allocated to Parametric. Mr. Seto has been with Parametric since 1998 and has held his current positions since joining the firm.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

REAL ESTATE FUND

Fund Summary

Investment Goal

Total return, including current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Real Estate Fund — Class A Shares (including AFFE)	X.XX%
Real Estate Fund — Class A Shares (excluding AFFE)	X.XX%
Real Estate Fund — Class A Shares (excluding AFFE and after commission recapture)	X.XX%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Real Estate Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, ETFs, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)).  The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States.  The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs and

REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of the Fund’s investments in REITs or REOCs.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform the other segments of the equity markets or the equity markets as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the real estate industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2004	36.94%
2005	16.33%
2006	36.17%
2007	-16.68%
2008	-41.30%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Wilshire Real Estate Securities Index.

Real Estate Fund — Class A	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Wilshire Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is November 13, 2003.  Index returns are shown from November 30, 2003.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and REOCs.  The index is capitalization-weighted.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a sub-adviser to the Real Estate Fund. Anthony R. Manno, Jr., Kenneth D. Statz and Kevin W. Bedell serve as portfolio managers to the portion of the Real Estate Fund’s assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as a sub-adviser to the Real Estate Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst, serves as the portfolio manager for the portion of the Real Estate Fund’s assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

ENHANCED INCOME FUND

Fund Summary

Investment Goal

Capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Enhanced Income Fund — Class A Shares (including AFFE)	X.XX	%
Enhanced Income Fund — Class A Shares (excluding AFFE)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Enhanced Income Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Enhanced Income Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund’s sub-advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund’s average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser, allocating the assets among multiple sub-advisers that use different investment strategies designed to produce a total return that exceeds the total return of the 3-Month LIBOR.

The sub-advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the sub-advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. In managing the Fund’s currency exposure for foreign securities, the sub-advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payment obligations to the Fund will cause the value of your investment in the Fund to decrease.

Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

The Fund takes active positions in currencies, which involve different techniques and risk analyses than the Fund’s purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.  These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2007	-1.03%
2008	-28.08%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the 3-Month LIBOR Index.

Enhanced Income Fund — Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
3-Month LIBOR Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*              The inception date for the Fund’s Class A Shares is July 27, 2006.  Index returns are shown from July 31, 2006.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The 3-Month LIBOR Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the Enhanced Income Fund. A team of investment professionals manages the portion of the Enhanced Income Fund’s assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a co-Portfolio Manager of the High Yield Bond Fund. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 18 years, 12 years and 19 years, respectively, of experience with the leveraged finance asset class.

UBS Global Asset Management (Americas) Inc.: UBS Global Asset Management (Americas) Inc. (UBS Global AM), located at One North Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Enhanced Income Fund.  Christian Jochum, Head of Global Bonds and Managing Director, is the portfolio manager for the portion of the Enhanced Income Fund’s assets allocated to UBS Global AM.  Mr. Jochum joined the firm in May 1999 and has been responsible for global fixed income portfolio management and strategy.  Mr. Jochum has access to certain members of the fixed-income investment management team who provide Mr. Jochum with research on the Enhanced Income Fund’s investment selection and portfolio construction.  The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Enhanced Income Fund invests. Mr. Jochum, as portfolio manager and coordinator for management of the Enhanced Income Fund, is solely and primarily responsible for the day-to-day management of the Enhanced Income Fund’s portfolio and as such, he has ultimate responsibility for the Enhanced Income Fund’s investment selection and portfolio construction and reviews the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02019, serves as a sub-adviser to the Enhanced Income Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager, serves as the portfolio manager for the portion of the Enhanced Income Fund’s assets allocated to Wellington Management. Mr. Smith joined Wellington Management as an investment professional in 1992. He became a fixed income portfolio manager and a Vice President in 2001, and has been a Senior Vice President since 2006.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

CORE FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Core Fixed Income Fund — Class A Shares	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Core Fixed Income Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. The sub-advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.  The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-).  However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

While each sub-adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of December 31, 2009 it was X.XX years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers,

including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries or developing countries are countries that the World Bank classifies as low, low-middle and upper-middle income countries. Developed countries are countries with overall high levels of economic prosperity. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund takes active positions in currencies, which involve different techniques and risk analyses than the Fund’s purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.  These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Derivatives are instruments that derive their value from an underlying security, currency, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of currencies and other instruments held by the Fund, and of the derivative instruments relating to those currencies and other instruments, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the underlying instruments to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payment obligations to the Fund will cause the value of your investment in the Fund to decrease.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities in which the Fund invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.  However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions.  There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations.  In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	12.52%
2001	6.95%
2002	9.10%
2003	5.32%
2004	4.66%
2005	2.18%
2006	4.55%
2007	4.04%
2008	-7.13%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Barclays Capital Aggregate Bond Index.

Core Fixed Income Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Barclays Capital Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is May 1, 1987.  Index returns are shown from May 31, 1987.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Barclays Capital Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the Core Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the Core Fixed Income Fund’s assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 11766 Wilshire Boulevard, Suite 1500, Los Angeles, California 90025, serves as a sub-adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund’s assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest’s Chief Investment Officer, who is responsible for developing the firm’s long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process.  Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Bill Stevens, Tom O’Connor, Lynne Royer and Troy Ludgood manages the portion of the Core Fixed Income Fund’s assets allocated to WellsCap. These four senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. He has served as Co-head, a Senior Portfolio Manager, Senior Managing Director and Chief Fixed Income Officer at WellsCap for the past 5 years. Mr. O’Connor joined Montgomery in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 5 years. Ms. Royer joined Montgomery in 1996, and began her investment career in 1985. She has served as a Senior Portfolio Manager, Director of Credit Research and Senior Analyst at WellsCap for the past 5 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 5 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap’s core fixed income strategy, which is employed by the Core Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief

Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt, Mark S. Lindbloom and Michael C. Buchanan manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Moody, Eichstaedt Lindbloom and Buchanan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Moody and Eichstaedt have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Moody joined Western Asset as a Portfolio Manager in 1985; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005.  Prior to joining Western in 2005, Mr. Michael C. Buchanan, was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the Core Fixed Income Fund. Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Manager Detlev S. Schlichter manage the portion of the Core Fixed Income Fund’s assets allocated to Western Asset Limited.  Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Mr. Schlichter, Portfolio Manager of Western Asset Limited since 2001, is responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.  Messrs. Leech and Walsh have each served as portfolio managers for Western Asset Limited for over 10 years.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

U.S. FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***                           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and/or the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and/or the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

U.S. Fixed Income Fund — Class A Shares	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
U.S. Fixed Income Fund — Class A Shares	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.]

Principal Investment Strategies

Under normal circumstances, the U.S. Fixed Income Fund will invest at least 80% of its net assets in U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each sub-adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of December 31, 2009 it was X.XX years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.   Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.  However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions.  There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations.  In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

The Fund is subject to credit risk, which means it is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The Fund commenced operations on July 7, 2009. Because the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the U.S. Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the U.S. Fixed Income Fund’s assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 11766 Wilshire Boulevard, Suite 1500, Los Angeles, California 90025, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund’s assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest’s Chief Investment Officer, who is responsible for developing the firm’s long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; and Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the U.S. Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Bill Stevens, Tom O’Connor, Lynne Royer and Troy Ludgood manages the portion of the U.S. Fixed Income Fund’s assets allocated to WellsCap. These four senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. He has served as Co-head, a Senior Portfolio Manager, Senior Managing Director and Chief Fixed Income Officer at WellsCap for the past 5 years. Mr. O’Connor joined Montgomery in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 5 years. Ms. Royer joined Montgomery in 1996, and began her investment career in 1985. She has served as a Senior Portfolio Manager, Director of Credit Research and Senior Analyst at WellsCap for the past 5 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 5 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap’s core fixed income strategy, which is employed by the U.S. Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt, Mark S. Lindbloom and Michael C. Buchanan manages the portion of the U.S. Fixed Income Fund’s assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Moody, Eichstaedt, Lindbloom and Buchanan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.  Mr. Leech joined Western

Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Moody joined Western Asset as a Portfolio Manager in 1985; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005. Prior to joining Western Asset in 2005, Mr. Buchanan was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the U.S. Fixed Income Fund. Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Manager Detlev S. Schlichter manage the portion of the U.S. Fixed Income Fund’s assets allocated to Western. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Mr. Schlichter, Portfolio Manager of Western since 2001, is responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech and Walsh have each served as portfolio managers for Western for over 10 years.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

HIGH YIELD BOND FUND

Fund Summary

Investment Goal

Total return

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

High Yield Bond Fund — Class A Shares (including AFFE)	X.XX	%
High Yield Bond Fund — Class A Shares (excluding AFFE)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
High Yield Bond Fund — Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities.  The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations.  The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.  To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio.  In managing the Fund’s assets, the sub-advisers and, to the extent applicable, SIMC, select securities that offer a high current yield as well as total return potential.  The Fund’s securities are diversified as to issuers and industries.  The Fund’s average weighted maturity may vary, and will generally not exceed ten years.  There is no limit on the maturity or credit quality of any security.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an

ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	-7.24%
2001	6.92%
2002	3.91%
2003	21.15%
2004	10.23%
2005	2.07%
2006	10.11%
2007	1.48%
2008	-30.55%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Merrill Lynch U.S. High Yield Master II Constrained Index.

High Yield Bond Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Merrill Lynch U.S. High Yield Master II Constrained Index Return (reflects no deduction for fees, expenses or taxes)***†	X.XX	%	X.XX	%	X.XX	%	N/A

*                                         The inception date for the Fund’s Class A Shares is January 11, 1995.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower. The Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly. The Merrill Lynch U.S. High Yield Master II Constrained Index reflects the reinvestment of dividends. In prior years, the Fund’s return had been compared to the CS First Boston High Yield Index.  The Fund’s adviser believes that the Merrill Lynch U.S. High Yield Master II Constrained Index better represents the U.S. high yield market and the Fund’s investment opportunities.

†                                           The Merrill Lynch U.S. High Yield Master II Constrained Index Return for the Since Inception period is not provided since returns for the index are not available prior to 1996.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund’s assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella, John Leupp and David Sachs. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a co-Portfolio Manager on the SEI Institutional Managed Trust account. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 18 years, 12 years and 19 years, respectively, of experience with the leveraged finance asset class. Mr. Sachs, Co-Head of the Investment Oversight Committee for Ares Capital Markets Group, joined Ares as a founding partner in 1997 and has over 27 years of experience in leveraged finance and managing structured funds.

Brigade Capital Management, LLC: Brigade Capital Management, LLC (Brigade), located at 717 Fifth Avenue, Suite 1301, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. The portfolio manager of the High Yield Bond Fund’s assets allocated to Brigade is Donald E. Morgan, III. Mr. Morgan is responsible for the day-to-day management and investment decisions made with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in 2006 and has served as the managing partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000-2006.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the High Yield Bond Fund. A team of investment professionals, led by Kevin P. Loome, CFA, manages the portion of the High Yield Bond Fund’s assets allocated to DMC. Mr. Loome, Senior Vice President, Senior Portfolio Manager, and Head

of High Yield Investments, is responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining DMC in August 2007, he spent eleven years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager.

Guggenheim Investment Management, LLC: Guggenheim Investment Management, LLC (GIM), with its main office located at 135 East 57th Street, 6th Floor, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. Todd L. Boehly, a Managing Partner, and Patrick L. Mitchell, a Managing Director, manage the portion of the High Yield Bond Fund’s assets allocated to GIM. Mr. Boehly joined GIM as a Managing Director in October of 2001 to manage the leveraged credit investing business. Mr. Boehly is a Managing Partner and a member of the firm’s Management Committee and the GIM Credit Committee. Currently, Mr. Boehly is responsible for the firm’s leverage credit investing and trading business and the middle market loan origination business. Prior to joining GIM, Mr. Boehly was a Vice President at Whitney & Co. Mr. Mitchell joined GIM in 2009 as Managing Director having more than 30 years of experience in portfolio management, commercial banking, research and investments. Previously, Mr. Mitchell was a Managing Director at Maple Stone Capital Management and Metropolitan West Financial, and managed portfolios for the California State Teachers’ Retirement System (the last four years as the Chief Investment Officer), the nation’s second-largest pension fund.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., serves as a sub-adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and Lead Portfolio Manager, and Thomas Hauser, a Vice President, manage the portion of the High Yield Bond Fund’s assets allocated to JPMIM. Mr. Cook is lead portfolio manager for all high-yield assets and absolute return credit products. Mr. Hauser is responsible for co-managing all high yield total return assets and absolute return credit products as well as overseeing the high yield trading effort. Messrs. Cook and Hauser have been portfolio managers at JPMIM since June 2004. Prior to joining JPMIM in 2004, they were employed as portfolio managers at 40/86 Advisors.

SEI Investments Management Corporation: SEI Investments Management Corporation (SIMC), located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the High Yield Bond Fund’s adviser.  Gregory A. Soeder, CFA and David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the High Yield Bond Fund’s assets in a manner that they believe will help the Fund achieve its investment goals.  Mr. Soeder joined SIMC in 1997 and currently serves as one of two senior portfolio managers on the Global High Yield Team with Mr. Aniloff. His duties include strategy development and enhancement, manager analysis and selection and investment research across the Global High Yield capital markets. Mr. Soeder also spearheaded the development of SIMC’s structured credit capabilities and currently serves as co-portfolio manager focusing on security selection and portfolio construction. Mr. Aniloff joined SIMC in 2000 and currently serves as one of two senior portfolio managers on the Global High Yield Team with Mr. Soeder. Mr. Aniloff was also a key developer of SIMC’s structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC’s proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC’s suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Messrs. Soeder and Aniloff have each held their current positions with SIMC for more than 5 years.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

REAL RETURN FUND

Fund Summary

Investment Goal

Total return exceeding the rate of inflation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.22%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** *                        The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser, the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s, the Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE.  The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Real Return Fund—Class A Shares	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Real Return Fund — Class A Shares	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.]

Principal Investment Strategies

The Real Return Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or “TIPS,” are a type of inflation-indexed bond in which the Fund may invest.

The Fund may also use derivative instruments that provide an inflation-adjusted return.  A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index.  The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies.

The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

The Fund commenced operations on July 7, 2009. Because the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a sub-adviser to the Real Return Fund.  Lindsay Thrift Politi, Vice President and Fixed Income Portfolio Manager of Wellington Management, serves as Portfolio Manager for the portion of the Real Return Fund’s assets allocated to Wellington Management to be managed in the U.S. Treasury Inflation Protected Securities (TIPS) investment approach.  Ms. Politi joined Wellington Management as an investment professional in 2000.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 112 of this prospectus.

Summary of Other Information about the Funds

Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000. The Funds may accept investments of smaller amounts at their discretion.  You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  You may sell your Fund shares by contacting your financial institution or intermediary directly.  Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section on page 122 of this prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC and one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers), who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goals. SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds’ Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond and Real Return Funds’ assets in a manner that it believes will help the Funds achieve their investment goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund, except the S&P 500 Index Fund, may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, for temporary defensive purposes, the Small Cap, Small Cap Growth, Small Cap Value,

Tax-Managed Small Cap and Mid-Cap Funds may invest all or a portion of their assets in common stocks of larger, more established companies and in investment grade fixed income securities. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

The S&P 500 Index Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, except the S&P 500 Index Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of sub-advisers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC’s investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of sub-advisers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These sub-advisers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates sub-advisers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds.  SIMC makes investment decisions for the High Yield Bond Fund and continuously reviews, supervises and administers each Fund’s investment program.  As of December 31, 2009, SIMC had approximately $XX.X billion in assets under management.  For the fiscal year ended September 30, 2009, SIMC received investment advisory fees, as a percentage of each Fund’s average net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Value Fund	0.35%	X.XX	%
Large Cap Growth Fund	0.40%	X.XX	%
Tax-Managed Large Cap Fund	0.40%	X.XX	%
S&P 500 Index Fund	0.03%	X.XX	%
Small Cap Value Fund	0.65%	X.XX	%
Small Cap Growth Fund	0.65%	X.XX	%
Tax-Managed Small Cap Fund	0.65%	X.XX	%
Mid-Cap Fund	0.40%	X.XX	%
U.S. Managed Volatility Fund	0.65%	X.XX	%
Global Managed Volatility Fund	0.65%	X.XX	%
Tax-Managed Managed Volatility Fund	0.65%	X.XX	%
Real Estate Fund	0.65%	X.XX	%
Enhanced Income Fund	0.40%	X.XX	%
Core Fixed Income Fund	0.28%	X.XX	%
U.S. Fixed Income Fund	0.28%	X.XX	%
High Yield Bond Fund	0.49%	X.XX	%
Real Return Fund	0.22%	X.XX	%

For the fiscal year ended September 30, 2009, the Large Cap and Small Cap Funds were not in operation. Upon commencing operations, each of these Funds will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:

Large Cap Fund	0.39%
Small Cap Fund	0.65%

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ annual report, which covers the period October 1, 2008 through September 30, 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class A Shares of the Funds.  The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or the Funds’ authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Institutions and intermediaries may also place orders by calling 1-800-858-7233.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period).  For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  So, for you to receive the current Business Day’s NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds.  You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or can not be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices.

The Funds’ administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through the Committee designated by the Funds’ Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds’ administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period.  A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares.  An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                                       if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.  When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans.  The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Funds directly by mail or telephone.  For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares of one fund and buying shares of another fund.  Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day.  For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ shares. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website).  Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings

Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Enhanced Income Funds distribute their investment income quarterly, while the Global Managed Volatility and Real Return Funds distribute their investment income annually. The Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Funds receive from an ETF taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so designated by such ETF or REIT. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). It is expected that distributions from the Real Return, Real Estate, High Yield Bond, Enhanced Income, Core Fixed Income and U.S. Fixed Income Funds will primarily consist of ordinary income and that distributions from the Funds will not be eligible for the lower tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

With respect to the Global Managed Volatility Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Global Managed Volatility Fund.

The Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account.  You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds’ SAI contains more information about taxes.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended September 30, 2006, 2007, 2008 and 2009 has been audited by [                  ], an independent registered public accounting firm. Its report, along with each Fund’s financial statements, appears in the annual report. The information for the periods presented through September 30, 2005 has been audited by the Funds’ previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

Class A Shares of the Large Cap and Small Cap Funds did not have performance information as of September 30, 2009.

FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate†

Large Cap Value Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	23.97	0.40	(1)	(6.10	)(1)	(5.70)	(0.41)	(2.07)	(2.48)	15.79	(25.95)	2,381,011	0.88		0.88		0.97		2.09		53
2007	23.54	0.41	(1)	2.69	(1)	3.10	(0.41)	(2.26)	(2.67)	23.97	13.91	3,616,120	0.86		0.86		0.97		1.74		36
2006	22.45	0.37	(1)	2.41	(1)	2.78	(0.37)	(1.32)	(1.69)	23.54	13.42	3,762,101	0.86		0.87		0.97		1.67		58
2005	19.80	0.35	(1)	2.76	(1)	3.11	(0.34)	(0.12)	(0.46)	22.45	15.87	4,230,717	0.86		0.86		0.97		1.63		44

Large Cap Growth Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	23.74	0.08	(1)	(5.35	)(1)	(5.27)	(0.08)	—	(0.08)	18.39	(22.26)	2,472,052	0.88		0.88		1.02		0.37		78
2007	19.95	0.06	(1)	3.78	(1)	3.84	(0.05)	—	(0.05)	23.74	19.26	3,622,963	0.86		0.86		1.02		0.26		55
2006	19.23	0.04	(1)	0.71	(1)	0.75	(0.03)	—	(0.03)	19.95	3.92	3,387,749	0.86		0.87		1.02		0.18		89
2005	17.13	0.09	(1)	2.09	(1)	2.18	(0.08)	—	(0.08)	19.23	12.75	4,004,347	0.86		0.86		1.02		0.47		52

Tax-Managed Large Cap Fund
CLASS A
2008	$14.70	$0.15	(1)	$(3.62	)(1)	$(3.47)	$(0.15)	$—	$(0.15)	$11.08	(23.76)%	$2,148,949	0.88%		0.88%		1.02%		1.13%		61%
2007	12.68	0.14	(1)	2.01	(1)	2.15	(0.13)	—	(0.13)	14.70	17.05	2,892,866	0.86		0.86		1.02		1.02		44
2006	11.78	0.11	(1)	0.90	(1)	1.01	(0.11)	—	(0.11)	12.68	8.58	2,373,507	0.86		0.87		1.02		0.91		65
2005	10.41	0.12	(1)	1.37	(1)	1.49	(0.12)	—	(0.12)	11.78	14.40	2,172,885	0.86		0.86		1.02		1.08		31
2004	9.20	0.08	(1)	1.21	(1)	1.29	(0.08)	—	(0.08)	10.41	14.05	1,977,883	0.85		0.85		1.02		0.83		29

S&P 500 Index Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	44.71	0.68	(1)	(10.10	)(1)	(9.42)	(0.70)	(2.16)	(2.86)	32.43	(22.30)	462,947	0.41		0.41		0.53		1.77		27
2007(3)	41.45	0.34	(1)	3.09	(1)	3.43	(0.17)	—	(0.17)	44.71	8.28	650,792	0.40		0.40		0.43		1.55		2
2007(4)	38.38	0.63	(1)	3.70	(1)	4.33	(0.68)	(0.58)	(1.26)	41.45	11.38	621,898	0.40		0.40		0.43		1.59		6
2006(4)	36.21	0.56	(1)	3.47	(1)	4.03	(0.54)	(1.32)	(1.86)	38.38	11.32	614,246	0.40		0.40		0.43		1.49		18
2005(4)	34.66	0.59	(1)	1.57	(1)	2.16	(0.58)	(0.03)	(0.61)	36.21	6.25	655,378	0.40		0.40		0.43		1.67		11

Small Cap Value Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	21.26	0.09	(1)	(3.22	)(1)	(3.13)	(0.07)	(2.68)	$(2.75)	15.38	(16.02)		846,492	1.13		1.15		1.28		0.55		91
2007	21.28	0.04	(1)	2.23	(1)	2.27	(0.14)	(2.15)	(2.29)	21.26	10.70		1,122,027	1.11		1.13		1.27		0.19		86
2006	21.58	0.05	(1)	1.97	(1)	2.02	(0.06)	(2.26)	(2.32)	21.28	10.34		1,160,178	1.11		1.13		1.27		0.31		72
2005	20.74	0.06	(1)	4.02	(1)	4.08	(0.05)	(3.19)	(3.24)	21.58	21.21		1,066,189	1.11		1.11		1.27		0.27		71

Small Cap Growth Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	21.91	0.01	(1)	(6.22	)(1)	(6.21)	(0.01)	(1.71)	(1.72)	13.98	(30.36)		638,257	1.11		1.12		1.28		0.04		124
2007	18.56	(0.09	)(1)	3.44	(1)	3.35	—	—	—	21.91	18.05		1,154,000	1.11		1.13		1.27		(0.43)		135
2006	17.86	(0.07	)(1)	0.77	(1)	0.70	—	—	—	18.56	3.92		1,111,329	1.11		1.13		1.27		(0.40)		99
2005	15.14	(0.10	)(1)	2.82	(1)	2.72	—	—	—	17.86	17.97		1,058,413	1.11		1.11		1.27		(0.60)		116
Tax-Managed Small Cap Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	14.14	0.05	(1)	(3.19	)(1)	(3.14)	(0.04)	(0.80)	(0.84)	10.16	(23.34)		318,520	1.11		1.13		1.28		0.41		96
2007	13.10	0.04	(1)	2.00	(1)	2.04	(0.06)	(0.94)	(1.00)	14.14	16.00		416,945	1.11		1.14		1.27		0.31		72
2006	13.13	0.01	(1)	0.68	(1)	0.69	—	(0.72)	(0.72)	13.10	5.50		314,333	1.11		1.14		1.27		0.09		73
2005	11.63	(0.02	)(1)	2.36	(1)	2.34	—	(0.84)	(0.84)	13.13	20.80		269,519	1.11		1.11		1.27		(0.17)		99

Mid-Cap Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	22.22	0.11	(1)	(5.28	)(1)	(5.17)	(0.09)	(2.09)	(2.18)	14.87	(25.45)		126,509	1.02		1.02		1.03		0.58		126
2007	20.40	0.06	(1)	3.40	(1)	3.46	(0.10)	(1.54)	(1.64)	22.22	17.51		183,287	1.01		1.01		1.02		0.26		176
2006	20.29	0.14	(1)	1.49	(1)	1.63	(0.12)	(1.40)	(1.52)	20.40	8.50		90,208	1.01		1.01		1.03		0.67		135
2005	17.84	0.06	(1)	4.61	(1)	4.67	(0.06)	(2.16)	(2.22)	20.29	28.15		71,162	1.01		1.01		1.03		0.30		137

U.S. Managed Volatility Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	13.45	0.10	(1)	(1.69	)(1)	(1.59)	(0.10)	(0.51)	(0.61)	11.25	(12.38)		458,668	1.00		1.00		1.27		0.85		85
2007	12.02	0.15	(1)	1.74	(1)	1.89	(0.14)	(0.32)	(0.46)	13.45	16.09		585,858	1.04		1.04		1.27		1.19		112
2006	11.41	0.10	(1)	0.75	(1)	0.85	(0.09)	(0.15)	(0.24)	12.02	7.64		303,523	1.11		1.11		1.27		0.91		133
2005(5)	10.00	0.10	(1)	1.39	(1)	1.49	(0.08)	— *	(0.08)	11.41	14.94		160,047	1.11		1.11		1.27		1.03		102

Global Managed Volatility Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	11.22	0.12	(1)	(1.92	)(1)	(1.80)	(0.18)	(0.17)	(0.35)	9.07	(16.60)		204,156	1.11		1.11		1.31		1.24		113
2007	10.37	0.17	(1)	0.85	(1)	1.02	(0.11)	(0.06)	(0.17)	11.22	9.88		275,748	1.11		1.11		1.32		1.56		119
2006(6)	10.00	0.02	(1)	0.35	(1)	0.37	—	—	—	10.37	3.70		94,951	1.10		1.10		1.30		1.22		13

Tax-Managed Managed Volatility Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008(7)	10.00	0.10	(1)	(1.02	)(1)	(0.92)	(0.06)	—	(0.06)	9.02	(9.24)		96,523	1.00		1.00		1.29		1.43		65

Real Estate Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	18.20	0.13		(3.11	)(1)	(2.98)	(0.38)	(1.11)	(1.49)	13.73	(17.15)		251,359	1.13		1.13		1.27		0.86		52
2007	18.43	0.30	(1)	0.76	(1)	1.06	(0.36)	(0.93)	(1.29)	18.20	5.49		244,991	1.11		1.12		1.27		1.55		84
2006	14.86	0.23	(1)	4.15	(1)	4.38	(0.36)	(0.45)	(0.81)	18.43	30.44		192,674	1.11		1.12		1.27		1.39		65
2005	11.89	0.27	(1)	3.22	(1)	3.49	(0.26)	(0.26)	(0.52)	14.86	29.97		96,405	1.11		1.11		1.27		1.95		58

Enhanced Income Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	9.92	0.49	(1)	(1.68	)(1)	(1.19)	(0.52)	—	(0.52)	8.21	(12.42)		314,795	0.60		0.60		1.04		5.40		42
2007	10.11	0.57	(1)	(0.27	)(1)	0.30	(0.49)	—	(0.49)	9.92	2.96		620,931	0.60		0.60		1.03		5.67		43
2006(6)	10.00	0.10	(1)	0.01	(1)	0.11	—	—	—	10.11	1.10		235,981	0.60		0.60		1.10		5.54		70

Core Fixed Income Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	10.19	0.51	(1)	(0.82	)(1)	(0.31)	(0.51)	—	(0.51)	9.37	(3.25)		3,686,633	0.66		0.66		0.84		5.12		335
2007	10.29	0.50	(1)	(0.10	)(1)	0.40	(0.50)	—	(0.50)	10.19	4.00		4,600,629	0.64		0.64		0.84		4.89		413
2006	10.44	0.47	(1)	(0.11	)(1)	0.36	(0.48)	(0.03)	(0.51)	10.29	3.60		4,293,309	0.63		0.63		0.84		4.62		478
2005	10.65	0.40	(1)	(0.11	)(1)	0.29	(0.41)	(0.09)	(0.50)	10.44	2.83		4,094,011	0.61		0.61		0.84		3.83		557

U.S. Fixed Income Fund
CLASS A
2009(8)	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	X.XX	%

High Yield Bond Fund
CLASS A
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	8.26	0.66	(1)	(1.60	)(1)	(0.94)	(0.66)	(0.09)	(0.75)	6.57	(12.09)		1,076,379	0.88		0.88		1.13		8.73		69
2007	8.38	0.67	(1)	(0.11	)(1)	0.56	(0.68)	—	(0.68)	8.26	6.72		1,247,613	0.86		0.86		1.12		7.89		91
2006	8.50	0.65	(1)	(0.12	)(1)	0.53	(0.65)	—	(0.65)	8.38	6.51		1,068,711	0.86		0.86		1.12		7.69		126
2005	8.58	0.64	(1)	(0.08	)(1)	0.56	(0.64)	—	(0.64)	8.50	6.71		1,599,921	0.86		0.86		1.12		7.46		132

Real Return Fund
CLASS A
2009(8)	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%

†	Returns and turnover rates are for the period indicated and have not been annualized.

††

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

‡	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratio would have been 0.95%.

*	Amount represents less than $0.01.

**	The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.60%.

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2)	Commenced operations on December 14, 2005. All ratios for the period have been annualized.

(3)	For the six months ended September 30, 2007. The Fund’s fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.

(4)	For the year or period ended March 31.

(5)	Commenced operations on October 28, 2004. All ratios for the period have been annualized.

(6)	Commenced operations on July 27, 2006. All ratios for the period have been annualized.

(7)	Commenced operations on December 20, 2007. All ratios for the period have been annualized.

(8)	Commenced operations on July 7, 2009. All ratios for the period have been annualized.

Amounts designated as “—” are zero or have been rounded to zero.

SEI INSTITUTIONAL MANAGED TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2010 includes more detailed information about SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:  The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

SEI-F-101 (1/10)

SEI INSTITUTIONAL MANAGED TRUST

Class I Shares

PROSPECTUS

January 31, 2010

LARGE CAP FUND

LARGE CAP VALUE FUND (SEUIX)

LARGE CAP GROWTH FUND (SPGIX)

S&P 500 INDEX FUND (SPIIX)

SMALL CAP FUND

SMALL CAP VALUE FUND (SMVIX)

SMALL CAP GROWTH FUND (SPWIX)

MID-CAP FUND (SIPIX)

U.S. MANAGED VOLATILITY FUND (SEVIX)

GLOBAL MANAGED VOLATILITY FUND (SGMIX)

REAL ESTATE FUND (SEIRX)

ENHANCED INCOME FUND (SEIIX)

CORE FIXED INCOME FUND (SCXIX)

U.S. FIXED INCOME FUND (SUFIX)

HIGH YIELD BOND FUND (SEIYX)

REAL RETURN FUND (SSRIX)

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ACADIAN ASSET MANAGEMENT LLC

ANALYTIC INVESTORS, LLC

AQR CAPITAL MANAGEMENT, LLC

ARES MANAGEMENT LLC

ARONSON+JOHNSON+ORTIZ, LP

ARTISAN PARTNERS LIMITED PARTNERSHIP

BRIGADE CAPITAL MANAGEMENT, LLC

DELAWARE MANAGEMENT COMPANY

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GUGGENHEIM INVESTMENT MANAGEMENT, LLC

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INTECH INVESTMENT MANAGEMENT LLC

INTEGRITY ASSET MANAGEMENT, LLC

JANUS CAPITAL MANAGEMENT LLC

J.P. MORGAN INVESTMENT MANAGEMENT INC.

LEE MUNDER INVESTMENTS LTD.

LEGG MASON CAPITAL MANAGEMENT, INC.

LOS ANGELES CAPITAL MANAGEMENT AND EQUITY RESEARCH, INC.

LSV ASSET MANAGEMENT

MARTINGALE ASSET MANAGEMENT, L.P.

METROPOLITAN WEST ASSET MANAGEMENT LLC

NEUBERGER BERMAN MANAGEMENT LLC

OPPENHEIMER CAPITAL LLC

PANAGORA ASSET MANAGEMENT, INC.

QUANTITATIVE MANAGEMENT ASSOCIATES LLC

ROBECO INVESTMENT MANAGEMENT, INC.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

SSGA FUNDS MANAGEMENT, INC.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

WELLINGTON MANAGEMENT COMPANY, LLP

WELLS CAPITAL MANAGEMENT INC.

WESTERN ASSET MANAGEMENT COMPANY

WESTERN ASSET MANAGEMENT COMPANY LIMITED

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states.  You may purchase Fund shares only if they are registered in your state.

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About This Prospectus

This prospectus gives you important information about the Class I Shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds (each, a Fund and, together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

FUND SUMMARY
LARGE CAP FUND	5
LARGE CAP VALUE FUND	11
LARGE CAP GROWTH FUND	16
S&P 500 INDEX FUND	22
SMALL CAP FUND	27
SMALL CAP VALUE FUND	31
SMALL CAP GROWTH FUND	37
MID-CAP FUND	42
U.S. MANAGED VOLATILITY FUND	47
GLOBAL MANAGED VOLATILITY FUND	53
REAL ESTATE FUND	59
ENHANCED INCOME FUND	63
CORE FIXED INCOME FUND	70
U.S. FIXED INCOME FUND	78
HIGH YIELD BOND FUND	84
REAL RETURN FUND	90
MORE INFORMATION ABOUT THE FUNDS	94
RISK INFORMATION COMMON TO THE FUNDS
GLOBAL ASSET ALLOCATION
INVESTMENT ADVISER AND SUB-ADVISERS	96
PURCHASING, EXCHANGING AND SELLING FUND SHARES	97
HOW TO PURCHASE FUND SHARES	97
PRICING OF FUND SHARES
FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES
FOREIGN INVESTORS
CUSTOMER IDENTIFICATION AND ANTI-MONEY LAUNDERING PROGRAM
HOW TO EXCHANGE YOUR FUND SHARES	102
HOW TO SELL YOUR FUND SHARES	102
RECEIVING YOUR MONEY
REDEMPTIONS IN KIND
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
TELEPHONE TRANSACTIONS
DISTRIBUTION AND SERVICE OF FUND SHARES	103

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DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	103
DIVIDENDS, DISTRIBUTIONS AND TAXES	104
DIVIDENDS AND DISTRIBUTIONS
TAXES
FINANCIAL HIGHLIGHTS	106
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

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LARGE CAP FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.39%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***                           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser, the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s, the Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses.  With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Large Cap Fund — Class I Shares	X.XX	%
Large Cap Fund — Class I Shares (after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the

5

same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Large Cap Fund — Class I Shares	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund had not yet commenced operations.]

Principal Investment Strategies

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $XX.X million and $XX.X billion as of December 31, 2009).  These securities may include common stocks, preferred stocks, warrants, exchange-traded funds (ETFs) and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position.  Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk.  A default by the

6

counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

[As of January 31, 2010, Class I Shares of the Fund had not yet commenced operations, and did not have a performance history. Class A Shares of the Fund commenced operations on September 30, 2009.] Because Class A Shares of the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

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Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Fund’s assets allocated to Analytic. Dennis Bein, a Chief Investment Officer and a Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 12 years ago. Harindra de Silva, Analytic’s President and a Portfolio Manager, has also been a member of the U.S. equity team since joining Analytic 12 years ago. Steve Sapra, a Portfolio Manager, has been a member of the U.S. equity team since joining Analytic eight years ago. Portfolio responsibilities are team managed with day-to-day portfolio management responsibilities handled primarily by Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein serves in an oversight role.

ARONSON+JOHNSON+ORTIZ, LP: ARONSON+JOHNSON+ORTIZ, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and Portfolio Manager with AJO for 25 years. In addition to his portfolio management duties, Mr. Aronson is involved with AJO’s administration and marketing. Principal Stefani Cranston, CFA, CPA, has been with AJO for 18 years as a Portfolio Manager and Portfolio and Financial Accountant. Kevin M. Johnson, Ph.D., has been a Principal and Portfolio Manager with the firm for 16 years. Mr. Johnson directs AJO’s research and development efforts. Principal Stuart P. Kaye, CFA, has been with AJO for one year as a Portfolio Manager. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008. Principal Gina Marie N. Moore, CFA, CPA, has been with AJO for 10 years as a Portfolio Manager and Research Analyst. Ms. Moore also focuses on marketing for AJO. Principal Martha E. Ortiz, CFA, CIC, has been a Portfolio Manager with the firm for 22 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Principal R. Brian Wenzinger, CFA, has been with AJO for 8 years as a Portfolio Manager and Research Analyst.  Given AJO’s quantitative approach to asset management, the investment professionals listed above work equally in managing the Large Cap Fund.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Fund’s assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC’s Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and Executive Vice President. He is responsible for large-cap growth, all-cap growth, and one small/mid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993 as a portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Chief Investment Officer since January 1991, manages the

8

portion of the Large Cap Fund’s assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. The team consists of Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH’s Vice President of Portfolio Management since March 2003. Dr. Banner, previously INTECH’s Senior Investment Officer, joined the portfolio management team at INTECH in August 2002. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1999 to August 2006, joined the portfolio management team at INTECH in September of 2006. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined the portfolio management team at INTECH in June 1998 from QED Information Systems.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Fund. The portfolio managers of the Large Cap Fund’s assets allocated to LMCM are Mary Chris Gay and Robert Hagstrom, CFA. Ms. Gay and Mr. Hagstrom are responsible for the day-to-day management and investment decisions made with respect to the Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM’s Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher, and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Fund’s assets allocated to NBML.  Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007.  Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Large Cap Fund. QMA typically follows a team

9

approach in the management of its portfolios. The members of QMA’s portfolio management team with primary responsibility for managing the portion of the Large Cap Fund’s assets allocated to QMA are listed below. The team consists of Margaret S. Stumpp, Ph.D., Peter Xu, Ph.D., Mitchell B. Stern, Ph.D., Ted Lockwood and Devang Gambhirwala. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the Large Cap Fund. She also oversees all portfolio management activities for QMA.  Ms. Stumpp is extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA. Ms. Stumpp joined QMA’s predecessor in 1987. Mr. Xu, QMA’s Managing Director, is responsible for the portfolio management and investment research for the Large Cap Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA’s quantitative core equity portfolios. Mr. Xu joined QMA’s predecessor in 1997. Mr. Stern, a Principal, is responsible for the portfolio management and investment research for the Large Cap Fund. He is also responsible for research, development, and management of structured products, tax-managed separate accounts and long-short strategies of QMA. Mr. Stern joined QMA’s predecessor in 1997. He also has twelve years of experience as a consultant to portfolio managers and hedge funds on quantitative investment strategies. Mr. Lockwood, a Managing Director, is responsible for the portfolio management and investment research for the Large Cap Fund. Mr. Lockwood is responsible for managing portfolios, investment research, and new product development for QMA. He joined QMA’s predecessor in 1988.  Mr. Gambhirwala, a Principal, is responsible for portfolio management of the Large Cap Fund.  He is also responsible for overseeing QMA’s quantitative core long-short and large-cap equity portfolios, and for the management of structured products.  Mr. Gambhirwala joined QMA’s predecessor in 1986.

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

10

LARGE CAP VALUE FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Large Cap Value Fund — Class I Shares (including AFFE)	X.XX	%
Large Cap Value Fund — Class I Shares (excluding AFFE)	X.XX	%
Large Cap Value Fund — Class I Shares (excluding AFFE and after commission recapture)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example

11

also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Value Fund — Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

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The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class I Shares commenced operations on August 6, 2001.  Therefore, performance for the periods prior to August 6, 2001 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

2000	5.39%
2001	-3.83%
2002	-18.05%
2003	29.14%
2004	14.73%
2005	6.98%
2006	20.87%
2007	-2.07%
2008	-37.14%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the Russell 1000 Value Index.  However, as noted above, the Fund’s Class I Shares commenced operations on August 6, 2001.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Large Cap Value Fund — Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is April 20, 1987.  Prior to October 3, 1994, the Fund was advised by a different investment adviser and performance for that period is not shown.  Index returns are shown from October 31, 1994.

13

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

Management

Investment Adviser.  SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Co-Chief Investment Officer since January 2009 (previously Chief Investment Officer since January 1991), manages the portion of the Large Cap Value Fund’s assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, INTECH’s Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH’s Vice President of Portfolio Management. Dr. Banner, previously INTECH’s Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1996 to August 2006, joined the portfolio management team at INTECH in September of 2006. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

14

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 Light Street, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Value Fund. The portfolio manager of the Large Cap Value Fund’s assets allocated to LMCM is Mary Chris Gay. Ms. Gay is responsible for the day-to-day management and investment decisions made with respect to the Large Cap Value Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM’s Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. Mr. Miller, Chairman and Chief Investment Officer of LMCM, joined Legg Mason, Inc. in 1981 as the Director of Research.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Value Fund’s assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

15

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Large Cap Growth Fund — Class I Shares (including AFFE)	X.XX	%
Large Cap Growth Fund — Class I Shares (excluding AFFE)	X.XX	%
Large Cap Growth Fund — Class I Shares (excluding AFFE and after commission recapture)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example

16

also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Growth Fund — Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs.  The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.  The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

17

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class I Shares commenced operations on August 6, 2001.  Therefore, performance for the periods prior to August 6, 2001 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

2000	-19.75%
2001	-26.80%
2002	-29.38%
2003	24.99%
2004	7.26%
2005	6.58%
2006	6.69%
2007	11.93%
2008	-41.06%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the Russell 1000 Growth Index. However, as noted above, the Fund’s Class I Shares commenced operations on August 6, 2001.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Large Cap Growth Fund — Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is December 20, 1994. Index returns are shown from December 31, 1994.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to

18

investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

Management

Investment Adviser.  SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Growth Fund’s assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC’s Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and executive vice president. He is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1993 as a portfolio manager.  Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica, he was a vice president at Goldman Sachs.

Goldman Sachs Asset Management, L.P.: Goldman Sachs Asset Management, L.P. (GSAM), is a limited partnership organized under the laws of Delaware. GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., located at 32 Old Slip, New York, New York 10005, serves as a sub-adviser to the Large Cap Growth Fund. A team of 18 investment professionals manages the portion of the Large Cap Growth Fund’s assets allocated to GSAM. This team is led by Steven M. Barry, Gregory H. Ekizian and David G. Shell, who presently serve as Chief Investment Officers. Mr. Barry, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in 1999. Mr. Shell, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition. Mr. Ekizian, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Co-Chief Investment Officer since January 2009 (previously Chief

19

Investment Officer since January 1991), manages the portion of the Large Cap Growth Fund’s assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, INTECH’s Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH’s Vice President of Portfolio Management. Dr. Banner, previously INTECH’s Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1996 to August 2006, joined the portfolio management team at INTECH in September of 2006. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 Light Street, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Growth Fund. The portfolio manager of the Large Cap Growth Fund’s assets allocated to LMCM is Robert Hagstrom, CFA. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Growth Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Growth Fund’s assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Large Cap Growth Fund. A team of investments professionals manages the portion of the Large Cap Growth Fund’s assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund and also conducts equity market research for all quantitative core equity portfolios. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Large Cap Growth Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and new product development for the Large Cap Growth Fund.  Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and

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investment strategy for the Large Cap Growth Fund. He is also responsible for the management of structured products. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Large Cap Growth Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios.  Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern, Mr. Lockwood, Mr. Gambhirwala and Ms. Mintz were employed by QMA’s predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997, 1988, 1986 and 1994, respectively.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

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S&P 500 INDEX FUND

Fund Summary

Investment Goal

Investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE.  The Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

S&P 500 Index Fund – Class I Shares	X.XX	%

†                                         If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
S&P 500 Index Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is composed of approximately 500 leading U.S. publicly traded companies from a broad range of industries (mostly common stocks). The Fund generally gives the same weight to a given stock as the S&P 500 Index does.  In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in ETFs, futures contracts and other derivatives and engage in swaps. The Fund’s ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The sub-adviser selects the Fund’s securities under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser, but the sub-adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the sub-adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the sub-adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

Principal Risks

The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmark, rounding of share prices, changes to the benchmark and regulatory policies may affect the Fund’s ability to achieve perfect correlation.  The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index.  The sub-adviser purchases only a representative portion of the securities in the S&P 500 Index, and, therefore, the performance of the Fund’s portfolio of securities may not match that of the S&P 500 Index.  Depending on the sub-adviser’s approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time.  In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

23

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

A swap is a privately negotiated over-the-counter derivative product in which the Fund and another party agree to exchange payment streams, which are calculated by reference to a security, interest rate or index. The Fund’s use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swaps are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease. The Fund will not enter into any swap agreement unless the sub-adviser believes that the other party to the transaction is creditworthy. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time.  The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase securities and protect against a rise in prices pending purchase of such securities.  The sale of a futures contract enables the Fund to lock in a price at which it may sell securities and protect against declines in the value of such securities.  The Fund may purchase and sell stock index futures contracts.  Future contracts are subject to the same risks that apply the use of derivatives.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps.  The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position.  Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate.  Some derivative instruments are subject to counterparty risk.  A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

Loss of money is a risk of investing in the Fund.

24

The S&P 500 Index Fund is the successor to SEI Index Funds’ S&P 500 Index Fund (the Former S&P 500 Index Fund) and the Former S&P 500 Index Fund’s performance and financial history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Former S&P 500 Index Fund’s Class I Shares commenced operations on June 28, 2002 and the Fund’s Class I Shares commenced operations on September 17, 2007. The performance information for the periods prior to June 28, 2002 is calculated using the performance of the Former S&P 500 Index Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares; performance information from June 28, 2002 through September 16, 2007 is based on the performance of Class I Shares of the Former S&P 500 Index Fund; and the performance information from September 17, 2007 through December 31, 2009 is based on the performance of Class I Shares of the Fund.

2000	-9.84%
2001	-12.65%
2002	-22.44%
2003	27.88%
2004	10.16%
2005	4.19%
2006	15.08%
2007	4.91%
2008	-37.58%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the S&P 500 Index.  However, as noted above, the Former S&P 500 Index Fund’s Class I Shares commenced operations on June 28, 2002.  Therefore, the Former S&P 500 Index Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

S&P 500 Index Fund – Class I†	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

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*                                         The inception date of the Former S&P 500 Index Fund’s Class A Shares is February 28, 1996. Index returns are shown from February 29, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

†                                         The Fund commenced operations on September 17, 2007.  The performance information prior to September 17, 2007 is based on the performance of the Former S&P 500 Index Fund.

Management

Investment Adviser.  SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the sub-adviser to the S&P 500 Index Fund. The S&P 500 Index Fund is managed by the Global Structured Products Group. Portfolio Managers Shelli Edgar and Karl Schneider, principals of SSgA FM, are members of SSgA FM’s Global Structured Products Group and have day-to-day management responsibility of the S&P 500 Index Fund. Ms. Edgar joined the firm in 2000. Prior to joining the Global Structured Products Group, she was a Product Engineer for SSgA’s US Active Quantitative Team, where she was responsible for investment management, research, and product development. Mr. Schneider joined the firm in 1996. He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

26

SMALL CAP FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***                           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser, the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s, the Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses.  With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Small Cap Fund — Class I Shares	X.XX	%
Small Cap Fund — Class I Shares (after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the

27

same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Small Cap Fund – Class I Shares	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund had not yet commenced operations.]

Principal Investment Strategies

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. For purposes of this Fund, a small company is a company with market capitalizations in the range of companies in the Russell 2000 Index (between $XX.X million and $XX.X billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $XX.X million and $XX.X billion as of December 31, 2009). The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly.  The risks of owning shares of an ETF

28

generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities are traded over the counter or listed on an exchange.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

[As of January 31, 2010, Class I Shares of the Fund had not yet commenced operations, and did not have a performance history. Class A Shares of the Fund commenced operations on September 30, 2009.] Because Class A Shares of the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

AQR Capital Management, LLC:  AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Fund.  Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Fund’s assets allocated to AQR.  Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm’s investment strategies since 1998.  Mr. Friedman, Principal, joined AQR at its inception in 1998.  He is co-head portfolio manager and a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR’s equity strategies.  Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Integrity Asset Management, LLC: Integrity Asset Management, LLC (Integrity), located at 401 West Main Street, Suite 2100, Louisville, Kentucky 40202, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund’s assets allocated to Integrity. This team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, Mirsat Nikovic, CFA, J. Bryan Tinsley, CFA and William H. McNett, CFA. With the exception of Mr. Nikovic, who joined the team in 2007, each of the team members has been Integrity for five years and is currently responsible for participating in security selection for the Fund. Mr. Nikovic was previously employed as a Senior Equity Analyst/Trader with Warrington Partners.

29

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund’s assets allocated to LA Capital. This team consists of Thomas D. Stevens, Hal W. Reynolds and David R. Borger, all of whom joined LA Capital in 2002. Mr. Stevens, a CFA and Principal, is the Chairman of LA Capital. Mr. Reynolds, a CFA and Principal, is the Chief Investment Officer of LA Capital. Mr. Borger, a CFA and Principal, is the Director of Research for LA Capital.

Oppenheimer Capital LLC: Oppenheimer Capital LLC (Oppenheimer Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a sub-adviser to the Small Cap Fund. Michael Corelli and Eric Sartorius, CFA, manage the portion of the Small Cap Fund’s assets allocated to Oppenheimer Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Fund. Mr. Corelli, Managing Director, joined Oppenheimer Capital in 1999 as a senior analyst and has been a lead portfolio manager since 2003. Mr. Sartorius, Vice President, joined Oppenheimer Capital in 2001 as a senior research analyst and became a portfolio manager in 2008.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund’s assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst, are responsible for all investment decisions regarding the Small Cap Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm’s Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in 1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a sub-adviser to the Small Cap Fund.  Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the portion of the Small Cap Fund’s assets allocated to Wellington Management since inception.  Mr. Rome joined Wellington Management as an investment professional in 1994.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

30

SMALL CAP VALUE FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Small Cap Value Fund — Class I Shares (including AFFE)	X.XX	%
Small Cap Value Fund — Class I Shares (excluding AFFE)	X.XX	%
Small Cap Value Fund — Class I Shares (excluding AFFE and after commission recapture)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example

31

also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Small Cap Value Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $X.XX million and $X.XX billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $X.XX million and $X.XX billion as of December 31, 2009).  The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track,

32

although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.  The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class I Shares commenced operations on February 11, 2002.  Therefore, performance for the periods prior to February 11, 2002 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

2000	22.53%
2001	12.02%
2002	-11.87%
2003	42.34%
2004	22.71%
2005	6.49%
2006	19.88%
2007	-7.02%
2008	-34.35%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the Russell 2000 Value Index. However, as noted above, the Fund’s Class I Shares commenced operations on February 11, 2002.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

33

Small Cap Value Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is December 20, 1994. Index returns are shown from December 31, 1994.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Artisan Partners Limited Partnership: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a sub-adviser to the Small Cap Value Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. serve as portfolio managers of the portion of the Small Cap Value Fund’s assets allocated to Artisan and are responsible for researching investment opportunities and the securities selection process. Messrs. Satterwhite and Kieffer are Managing Directors of Artisan and have co-managed Artisan’s Small-Cap Value Strategy for over 5 years. They both joined Artisan in 1997. Mr. Sertl became co-manager of the portion of the Small Cap Value Fund’s assets allocated to Artisan in May 2006. Prior to that time, Mr. Sertl was an analyst working with Mr. Satterwhite and Mr. Kieffer on Artisan’s small-cap value strategy, including the Small Cap Value Fund. Mr. Sertl joined Artisan in 2000.

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund’s assets allocated to LMIL is managed by R.Todd Vingers, CFA, a Portfolio Manager, who oversees the entire Value Team at LMIL and is responsible for researching within the small cap value universe. Mr. Vingers joined LMIL in 2003 as a small cap value portfolio manager and has over 18 years of investment experience. Prior to joining LMIL he was with American Century as a Portfolio Manager.

34

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Small Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Small Cap Value Fund’s assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund’s assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale’s Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. He has been the Director of Research since January 2008.  Prior to joining Martingale in 2004, Mr. Eysenbach was a private investor from 2002-2003. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

PanAgora Asset Management Inc.: PanAgora Asset Management Inc. (PanAgora), located at 470 Atlantic Avenue, 8th Floor,  Boston, Massachusetts 02210, serves as a sub-adviser to the Small Cap Value Fund.  A team of investment professionals at PanAgora manages the portion of the Small Cap Value Fund’s assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Sanjoy Ghosh, Ph.D., Jane Zhao, Ph.D., Scott Baum and Joel Feinberg.  Mr. Sorensen, President and CEO, is responsible for the firm’s business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm’s dynamic equity strategies.  Mr. Ghosh, Portfolio Manager, is also responsible for the firm’s dynamic equity strategies.  Ms. Zhao, Portfolio Manager, is responsible for conducting research for PanAgora’s Equity strategies.  Mr. Baum, Director, Equity Trading, is focused on developing coordinated trading strategies and systems that minimize transaction costs.  Mr. Feinberg, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.  Ms. Zhao joined PanAgora in 2006 from the University of Arizona where she studied Finance.  Prior to joining PanAgora in 2008, Mr. Baum worked as a Senior Vice President in the Algorithmic Trading Group at ITG from 2003-2005 and as a Director in the Proprietary Trading Group at Nomura from 2005-2007.  Mr. Feinberg has been with PanAgora since 2002 working within portfolio construction for the last several years.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a sub-adviser to the Small Cap Value Fund. A team of investment professionals

35

manages the portion of the Small Cap Value Fund’s assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst are responsible for all investment decisions regarding the Small Cap Value Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm’s Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in 1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02019, serves as a sub-adviser to the Small Cap Value Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst, serves as the portfolio manager for the portion of the Small Cap Value Fund’s assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

36

SMALL CAP GROWTH FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Small Cap Growth Fund — Class I Shares	X.XX	%
Small Cap Growth Fund — Class I Shares (after commission recapture)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the

37

same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Small Cap Growth Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $X.XX million and $X.XX billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $X.XX million and $X.XX billion as of December 31, 2009).  The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

38

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.  The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class I Shares commenced operations on August 6, 2001.  Therefore, performance for the periods prior to August 6, 2001 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

2000	-12.82%
2001	-12.76%
2002	-33.85%
2003	55.48%
2004	9.25%
2005	3.23%
2006	11.05%
2007	1.61%
2008	-47.92%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the Russell 2000 Growth Index.  However, as noted above, the Fund’s Class I Shares commenced operations on August 6, 2001.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

39

Small Cap Growth Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is April 20, 1992.  Index returns are shown from April 30, 1992.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Growth Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Growth Fund’s assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm’s investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR’s equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a sub-adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund’s assets allocated to Janus is managed by a team of investment professionals headed by William H. Bales, whose role is to oversee portfolio construction. Mr. Bales also serves as Team Leader for Institutional Small Cap Growth portfolios and has been a Portfolio Manager and Executive Vice President of the Janus Venture Fund (closed to new investors) since February 1997. Other members of the team include Paul Berg, Eileen Hoffmann, Chad Meade, Brian A. Schaub, Scott Stutzman and Philip Cody Wheaton.  All of the team members are also team members on other SEI funds.  Mr. Berg has been a Research Analyst at Janus since April 2004. Prior to joining Janus, Mr. Berg had been a Portfolio Manager

40

and Senior Equity Analyst at Strong Capital Management since November 2000. Ms. Hoffmann has been a Research Analyst at Janus since October 2004. Before joining Janus, Ms. Hoffmann had been a Vice President and Co-Portfolio Manager at Cordillera Asset Management since January 2002. Mr. Meade has been a Research Analyst at Janus since August 2001. Mr. Meade is also Portfolio Manager of other Janus accounts. Mr. Schaub has been a Research Analyst at Janus since June 2000. Mr. Schaub is also Portfolio Manager of other Janus accounts. Mr. Stutzman has been a Research Analyst at Janus since January 2007. Prior to joining Janus, Mr. Stutzman worked as an analyst for The Boston Company since August 2004. Prior to The Boston Company, Mr. Stutzman had worked at Gulfco Ltd. from September 2001 to January 2004. Mr. Wheaton has been a Research Analyst at Janus since September 2001. Each team member is responsible for participating in security selection for the Small Cap Growth Fund.

Lee Munder Investments Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund’s assets allocated to LMIL is co-managed by Andrew L. Beja, CFA, a Portfolio Manager, who is additionally responsible for researching the business services, consumer & software sectors and Thomas L. Holman, a Portfolio Manager, who is additionally responsible for researching the Technology and Healthcare IT sectors. Messrs. Beja and Holman have over 22 and 16 years of investment experience, respectively. Mr. Beja has been a portfolio manager for 8 years at LMIL. Mr. Holman was formerly a portfolio manager with Evergreen Investments prior to joining LMIL in 2004.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a sub-adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund’s assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

Oppenheimer Capital LLC: Oppenheimer Capital LLC (Oppenheimer Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a sub-adviser to the Small Cap Growth Fund. Michael Corelli and Eric Sartorius, CFA, manage the portion of the Small Cap Growth Fund’s assets allocated to Oppenheimer Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Growth Fund. Mr. Corelli, Managing Director, joined Oppenheimer Capital in 1999 as a senior analyst and became a lead portfolio manager in 2003. Mr. Sartorius, Vice President, joined Oppenheimer Capital in 2001 as a senior research analyst and became a portfolio manager in 2008.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

41

MID-CAP FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Mid-Cap Fund – Class I Shares	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Mid-Cap Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

42

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell Mid-Cap Index (between approximately $X.XX million and $X.XX billion as of December 31, 2009).  The Fund utilizes multiple sub-advisers to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.  The sub-advisers, in managing the Fund’s assets, select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole.  The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business

43

or economic events than larger, more established companies.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class I Shares commenced operations on October 1, 2007. Therefore, performance for the periods prior to October 1, 2007 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

2000	4.63%
2001	0.81%
2002	-14.56%
2003	40.56%
2004	22.44%
2005	14.43%
2006	14.31%
2007	1.98%
2008	-41.58%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the Russell Mid-Cap Index.  However, as noted above, the Fund’s Class I Shares commenced operations on October 1, 2007.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Mid-Cap Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell Mid-Cap Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*              The inception date for the Fund’s Class A Shares is February 16, 1993.  Index returns are shown from February 28, 1993.

44

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as the sub-adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund’s assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale’s Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. He has been the Director of Research since January 2008. Prior to joining Martingale in 2004, Mr. Eysenbach was a private investor from 2002-2003. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund’s assets allocated to QMA. The team consists of Margaret Stumpp, PhD, Peter Xu, PhD, Stacie L. Mintz, Daniel Carlucci, CFA and Devang Gambhirwala. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. . Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund and also conducts equity market research for all quantitative core equity portfolios.  Ms. Mintz, a Principal at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. She also manages the overall asset allocation for several large pension and manages several retail balanced portfolios and institutional equity portfolios.  Mr. Carlucci, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. He also co-manages several large-cap core and small-cap core equity portfolios and is responsible for managing QMA’s managed account strategies including its ADR portfolio.  Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. He is also responsible for the management of structured products.  Prior to joining QMA, Ms. Stumpp,

45

Mr. Xu, Ms. Mintz, Mr. Carlucci and Mr. Gambhirwala were employed by QMA’s predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1994, 1988 and 1986, respectively.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

46

U.S. MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad U.S. equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

U.S. Managed Volatility Fund — Class I Shares (including AFFE)	X.XX	%
U.S. Managed Volatility Fund — Class I Shares (excluding AFFE)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

47

	1 Year		3 Years		5 Years		10 Years
U.S. Managed Volatility Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The U.S. Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. The Fund is expected to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The sub-advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio’s volatility. The sub-advisers may also use these instruments and techniques for non-hedging purposes. The sub-advisers may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  Although the Fund seeks to achieve returns similar to those of the broad U.S. equity markets but with a lower level of volatility, there can be no assurance that the Fund will be able to

48

achieve this objective.  In fact, the Fund may have greater volatility than that of the broad U.S. equity markets.  The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions.  Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Fund’s price volatility.  However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivate instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.  The Fund’s

49

investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

However, the Fund’s Class I Shares commenced operations on June 29, 2007. Therefore, performance for the periods prior to June 29, 2007 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

2005	5.38%
2006	13.32%
2007	7.90%
2008	-29.29%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the S&P 500 Index and the Russell 3000 Index.  However, as noted above, the Fund’s Class I Shares commenced operations on June 29, 2007.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

U.S. Managed Volatility Fund – Class I	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%

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*             The inception date for the Fund’s Class A Shares is October 28, 2004.  Index returns are shown from October 31, 2004.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 3000 Index is [INSERT DESCRIPTION]. The Fund has included the Russell 3000 because it is more closely aligned with the strategy and investments of the Fund and therefore may provide a more useful comparison than the S&P 500 Index.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the U.S. Managed Volatility Fund’s assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 11 years ago. Steve Sapra, Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 7 years ago. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a

51

portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

52

GLOBAL MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad global equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Global Managed Volatility Fund — Class I Shares (including AFFE)	X.XX%
Global Managed Volatility Fund — Class I Shares (excluding AFFE)	X.XX%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Global Managed Volatility Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

53

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts and equity options. The Fund also may invest in futures, options on futures, swap agreements and engage in short sales.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund’s assets will be invested in non-U.S securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. This approach is intended to manage the risk characteristics of the Fund. The Fund is expected to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility.  Over the long term, the Fund is expected to achieve a return similar to that of the MSCI World Equity Index, but with a lower level of volatility.  However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the sub-advisers believe would produce a less volatile return stream to the market. Each sub-adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

In managing the Fund’s currency exposure for foreign securities, the sub-advisers may buy and sell currencies for hedging purposes. The sub-advisers may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment).

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to those of the broad global equity markets, but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad global equity markets. The Fund is also subject to the risk that the equity securities in which the

54

Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries or developing countries are countries that the World Bank classifies as low, low-middle and upper-middle income countries. Developed countries are countries with overall high levels of economic prosperity. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve different risks than the strategies used by typical mutual funds, including short sales. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Fund’s price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the

55

counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund takes passive positions in currencies, which involve different techniques and risk analyses than the Fund’s purchase of securities. Passive investment in currencies may subject the Fund to additional risks and the value of the Fund’s investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class I Shares commenced operations on June 29, 2007.  Therefore, performance for the periods prior to June 29, 2007 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

2007	-0.39%
2008	-27.38%
2009	X.XX %

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Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the Morgan Stanley MSCI World Index.  However, as noted above, the Fund’s Class I Shares commenced operations on June 29, 2007.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Global Managed Volatility Fund – Class I	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Morgan Stanley MSCI World Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*              The inception date for the Fund’s Class A Shares is July 27, 2006.  Index returns are shown from July 31, 2006.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.  The Morgan Stanley MSCI World Index consists of approximately 23 developed market countries.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a sub-adviser to the Global Managed Volatility Fund. A team of investment professionals manages the portion of the Global Managed Volatility Fund’s assets allocated to Acadian. The core equity investment team is led by five key individuals.  Ronald D. Frashure, President and Chief Executive Officer, plays a key role in Acadian’s investment research and quantitative management. Mr. Frashure has been with

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Acadian for 20 years. John R. Chisholm, Executive Vice President and Co-Chief Investment Officer, is responsible for direction and oversight of the firm’s portfolio management and research efforts. Mr. Chisholm joined Acadian in 1984. Brian K. Wolahan, a Senior Vice President and Director of Alternative Strategies, is responsible for the development of new investment strategies and contributes to the improvement of quantitative techniques for evaluating markets and securities. Mr. Wolahan joined Acadian in 1990. Raymond F. Mui, a Senior Vice President and Portfolio Manager, specializes in the development of investment strategies for the developed and emerging equity markets. Mr. Mui joined Acadian in 1991. Charles H. Wang, a Senior Vice President and Co-Director of Research, is responsible for quantitative research, model implementation, and emerging market strategies. Mr. Wang joined Acadian in 2000. Messrs. Frashure, Chisholm, Wolahan, Mui and Wang have all held their current positions at Acadian for the past five years.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Global Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the Global Managed Volatility Fund’s assets allocated to Analytic. The team’s day-to-day portfolio management responsibilities are led by Dennis Bein, Chief Investment Officer and Portfolio Manager, and handled primarily by David Krider, a Research Analyst. Mr. Bein joined the firm in 1995 as a portfolio manager and he became Chief Investment Officer in 2004. Mr. Krider joined Analytic in 2005. Before joining Analytic, Mr. Krider was the founder of Visualize, Inc., and served as the firm’s Chief Technology Officer from 1996-2005. Harindra de Silva, PhD, President and Portfolio Manager, is primarily responsible for research on the strategy (i.e., model maintenance and design) Analytic employs in managing the portion of the Global Managed Volatility Fund’s assets for which it is responsible. Dr. de Silva has been a member of the U.S. equity team since joining Analytic 11 years ago.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

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REAL ESTATE FUND

Fund Summary

Investment Goal

Total return, including current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Real Estate Fund — Class I Shares (including AFFE)	X.XX%
Real Estate Fund — Class I Shares (excluding AFFE)	X.XX%
Real Estate Fund — Class I Shares (excluding AFFE and after commission recapture)	X.XX%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also

59

assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Real Estate Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, ETFs, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund’s investments in REITs or REOCs.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have

60

expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform the other segments of the equity markets or the equity markets as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the real estate industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class I Shares commenced operations on October 1, 2007. Therefore, performance for the periods prior to October 1, 2007 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

2004	36.52%
2005	16.09%
2006	35.82%
2007	-16.83%
2008	-41.48%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the Wilshire Real Estate Securities Index.  However, as noted above, the Fund’s Class I Shares commenced operations on October 1, 2007.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on

61

the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Real Estate Fund – Class I	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Wilshire Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%

*              The inception date for the Fund’s Class A Shares is November 13, 2003. Index returns are shown from November 30, 2003.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and REOCs.  The index is capitalization-weighted.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a sub-adviser to the Real Estate Fund. Anthony R. Manno, Jr., Kenneth D. Statz and Kevin W. Bedell serve as portfolio managers to the portion of the Real Estate Fund’s assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as a sub-adviser to the Real Estate Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst, serves as the portfolio manager for the portion of the Real Estate Fund’s assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

62

ENHANCED INCOME FUND

Fund Summary

Investment Goal

Capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Enhanced Income Fund — Class I Shares (including AFFE)	X.XX	%
Enhanced Income Fund — Class I Shares (excluding AFFE)	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example

63

also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Enhanced Income Fund–Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Enhanced Income Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund’s sub-advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund’s average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser, allocating the assets among multiple sub-advisers that use different investment strategies designed to produce a total return that exceeds the total return of the 3-Month LIBOR.

The sub-advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the sub-advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. In managing the Fund’s currency exposure for foreign securities, the sub-advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment

64

strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

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Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payment obligations to the Fund will cause the value of your investment in the Fund to decrease.

Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

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The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

The Fund takes active positions in currencies, which involve different techniques and risk analyses than the Fund’s purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.  These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class I Shares commenced operations on June 29, 2007.  Therefore, performance for the periods prior to June 29, 2007 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

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2007	-1.60%
2008	-28.18%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the 3-Month LIBOR Index.  However, as noted above, the Fund’s Class I Shares commenced operations on June 29, 2007.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Enhanced Income Fund – Class I	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
3-Month LIBOR Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*              The inception date for the Fund’s Class A Shares is July 27, 2006.  Index returns are shown from July 31, 2006.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The 3-Month LIBOR Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the Enhanced Income Fund. A team of investment professionals manages the portion of the Enhanced Income Fund’s assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and

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currently serves as a co-Portfolio Manager of the High Yield Bond Fund. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 18 years, 12 years and 19 years, respectively, of experience with the leveraged finance asset class.

UBS Global Asset Management (Americas) Inc.: UBS Global Asset Management (Americas) Inc. (UBS Global AM), located at One North Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Enhanced Income Fund.  Christian Jochum, Head of Global Bonds and Managing Director, is the portfolio manager for the portion of the Enhanced Income Fund’s assets allocated to UBS Global AM.  Mr. Jochum joined the firm in May 1999 and has been responsible for global fixed income portfolio management and strategy.  Mr. Jochum has access to certain members of the fixed-income investment management team who provide Mr. Jochum with research on the Enhanced Income Fund’s investment selection and portfolio construction.  The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Enhanced Income Fund invests. Mr. Jochum, as portfolio manager and coordinator for management of the Enhanced Income Fund, is solely and primarily responsible for the day-to-day management of the Enhanced Income Fund’s portfolio and as such, he has ultimate responsibility for the Enhanced Income Fund’s investment selection and portfolio construction and reviews the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02019, serves as a sub-adviser to the Enhanced Income Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager, serves as the portfolio manager for the portion of the Enhanced Income Fund’s assets allocated to Wellington Management. Mr. Smith joined Wellington Management as an investment professional in 1992. He became a fixed income portfolio manager and a Vice President in 2001, and has been a Senior Vice President since 2006.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

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CORE FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                         Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                  The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Core Fixed Income Fund — Class I Shares	X.XX	%

†                                          If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year		3 Years		5 Years		10 Years
Core Fixed Income Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. The sub-advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.  The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-).  However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

While each sub-adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of December 31, 2009 it was X.XX years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will

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decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries or developing countries are countries that the World Bank classifies as low, low-middle and upper-middle income countries. Developed countries are countries with overall high levels of economic prosperity. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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The Fund takes active positions in currencies, which involve different techniques and risk analyses than the Fund’s purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.  These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Derivatives are instruments that derive their value from an underlying security, currency, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of currencies and other instruments held by the Fund, and of the derivative instruments relating to those currencies and other instruments, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the underlying instruments to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payment obligations to the Fund will cause the value of your investment in the Fund to decrease.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities in which the Fund invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.  However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions.  There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such

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obligations.  In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class I Shares commenced operations on August 6, 2001.  Therefore, performance for the periods prior to August 6, 2001 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

2000	12.09%
2001	6.56%
2002	8.83%
2003	5.06%
2004	4.41%
2005	1.83%
2006	4.39%
2007	3.78%
2008	-7.35%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the Barclays Capital Aggregate Bond Index. However, as noted above, the Fund’s Class I Shares commenced operations on August 6, 2001.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Core Fixed Income Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Barclays Capital Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                        The inception date for the Fund’s Class A Shares is May 1, 1987. Index returns are shown from May 31, 1987.

**                                 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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***                          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Barclays Capital Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the Core Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the Core Fixed Income Fund’s assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 11766 Wilshire Boulevard, Suite 1500, Los Angeles, California 90025, serves as a sub-adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund’s assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest’s Chief Investment Officer, who is responsible for developing the firm’s long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process.  Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Bill Stevens, Tom O’Connor, Lynne Royer and Troy Ludgood manages the portion of the Core Fixed Income Fund’s assets allocated to WellsCap. These four senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. He has served as Co-head, a Senior Portfolio Manager, Senior Managing Director and Chief Fixed Income Officer at WellsCap for the past 5 years. Mr. O’Connor joined Montgomery in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 5 years. Ms. Royer joined Montgomery in 1996, and began her investment career in 1985. She has served as a Senior Portfolio Manager, Director of Credit Research and Senior Analyst at WellsCap for

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the past 5 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 5 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap’s core fixed income strategy, which is employed by the Core Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt, Mark S. Lindbloom and Michael C. Buchanan manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Moody, Eichstaedt Lindbloom and Buchanan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Moody and Eichstaedt have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Moody joined Western Asset as a Portfolio Manager in 1985; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as a Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005.  Prior to joining Western in 2005, Mr. Michael C. Buchanan, was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the Core Fixed Income Fund. Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Manager Detlev S. Schlichter, manage the portion of the Core Fixed Income Fund’s assets allocated to Western Asset Limited.  Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Mr. Schlichter, Portfolio Manager of Western Asset Limited since 2001, is responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.  Messrs. Leech and Walsh have each served as portfolio managers for Western Asset Limited for over 10 years.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

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U.S. FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***                           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and/or the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and/or the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

U.S. Fixed Income Fund — Class I Shares	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
U.S. Fixed Income Fund — Class I Shares	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.]

Principal Investment Strategies

Under normal circumstances, the U.S. Fixed Income Fund will invest at least 80% of its net assets in U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each sub-adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of December 31, 2009 it was X.XX years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

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Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.   Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.  However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions.  There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations.  In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

The Fund is subject to credit risk, which means it is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade

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securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The Fund commenced operations on July 7, 2009. Because the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

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J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the U.S. Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the U.S. Fixed Income Fund’s assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 11766 Wilshire Boulevard, Suite 1500, Los Angeles, California 90025, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund’s assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest’s Chief Investment Officer, who is responsible for developing the firm’s long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; and Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the U.S. Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Bill Stevens, Tom O’Connor, Lynne Royer and Troy Ludgood manages the portion of the U.S. Fixed Income Fund’s assets allocated to WellsCap. These four senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. He has served as Co-head, a Senior Portfolio Manager, Senior Managing Director and Chief Fixed Income Officer at WellsCap for the past 5 years. Mr. O’Connor joined Montgomery in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 5 years. Ms. Royer joined Montgomery in 1996, and began her investment career in 1985. She has served as a Senior Portfolio Manager, Director of Credit Research and Senior Analyst at WellsCap for the past 5 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 5 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap’s core fixed income strategy, which is employed by the U.S. Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt, Mark S. Lindbloom and Michael C. Buchanan manages the portion of the U.S. Fixed Income Fund’s assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Moody, Eichstaedt, Lindbloom and Buchanan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.  Mr. Leech joined Western

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Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Moody joined Western Asset as a Portfolio Manager in 1985; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005. Prior to joining Western Asset in 2005, Mr. Buchanan was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the U.S. Fixed Income Fund. Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Manager Detlev S. Schlichter manage the portion of the U.S. Fixed Income Fund’s assets allocated to Western. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Mr. Schlichter, Portfolio Manager of Western since 2001, is responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech and Walsh have each served as portfolio managers for Western for over 10 years.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

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HIGH YIELD BOND FUND

Fund Summary

Investment Goal

Total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**†

*                                        Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**                                 The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

High Yield Bond Fund — Class I Shares (including AFFE)	X.XX	%
High Yield Bond Fund — Class I Shares (excluding AFFE)	X.XX	%

†                                         If the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year		3 Years		5 Years		10 Years
High Yield Bond Fund — Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the Fund’s assets, the sub-advisers and to the extent applicable, SIMC, select securities that offer a high current yield as well as total return potential. The Fund’s securities are diversified as to issuers and industries. The Fund’s average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF

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more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class I Shares commenced operations on October 1, 2007. Therefore, performance for the periods prior to October 1, 2007 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares.

2000	-7.46%
2001	6.83%
2002	3.82%
2003	21.16%
2004	10.12%
2005	1.97%
2006	9.88%
2007	1.39%
2008	-30.56%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2009 to those of the Merrill Lynch U.S. High Yield Master II Constrained Index.  However, as noted above, the Fund’s Class I Shares commenced operations on October 1, 2007.  Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

High Yield Bond Fund — Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Merrill Lynch U.S. High Yield Master II Constrained Index Return (reflects no deduction for fees, expenses or taxes)***†	X.XX	%	X.XX	%	X.XX	%	N/A

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*              The inception date for the Fund’s Class A Shares is January 11, 1995.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market.  The Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly.  The Merrill Lynch U.S. High Yield Master II Constrained Index reflects the reinvestment of dividends.  In prior years, the Fund’s return had been compared to the CS First Boston High Yield Index.  The Fund’s adviser believes that the Merrill Lynch U.S. High Yield Master II Constrained Index better represents the U.S. high yield market and the Fund’s investment opportunities.

†              The Merrill Lynch U.S. High Yield Master II Constrained Index Return for the Since Inception period is not provided since returns for the index are not available prior to 1996.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund’s assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella, John Leupp and David Sachs. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a co-Portfolio Manager on the SEI Institutional Managed Trust account. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 18 years, 12 years and 19 years, respectively, of experience with the leveraged finance asset class. Mr. Sachs, Co-Head of the Investment Oversight Committee for Ares Capital Markets Group, joined Ares as a founding partner in 1997 and has over 27 years of experience in leveraged finance and managing structured funds.

Brigade Capital Management, LLC: Brigade Capital Management, LLC (Brigade), located at 717 Fifth Avenue, Suite 1301, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. The portfolio manager of the High Yield Bond Fund’s assets allocated to Brigade is Donald E. Morgan, III. Mr. Morgan is responsible for the day-to-day management and investment decisions made with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in 2006 and has served as the managing partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000-2006.

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Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the High Yield Bond Fund. A team of investment professionals, led by Kevin P. Loome, CFA, manages the portion of the High Yield Bond Fund’s assets allocated to DMC. Mr. Loome, Senior Vice President, Senior Portfolio Manager, and Head of High Yield Investments, is responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining DMC in August 2007, he spent eleven years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager.

Guggenheim Investment Management, LLC: Guggenheim Investment Management, LLC (GIM), with its main office located at 135 East 57th Street, 6th Floor, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. Todd L. Boehly, a Managing Partner, and Patrick L. Mitchell, a Managing Director, manage the portion of the High Yield Bond Fund’s assets allocated to GIM. Mr. Boehly joined GIM as a Managing Director in October of 2001 to manage the leveraged credit investing business. Mr. Boehly is a Managing Partner and a member of the firm’s Management Committee and the GIM Credit Committee. Currently, Mr. Boehly is responsible for the firm’s leverage credit investing and trading business and the middle market loan origination business. Prior to joining GIM, Mr. Boehly was a Vice President at Whitney & Co. Mr. Mitchell joined GIM in 2009 as Managing Director having more than 30 years of experience in portfolio management, commercial banking, research and investments. Previously, Mr. Mitchell was a Managing Director at Maple Stone Capital Management and Metropolitan West Financial, and managed portfolios for the California State Teachers’ Retirement System (the last four years as the Chief Investment Officer), the nation’s second-largest pension fund.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., serves as a sub-adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and Lead Portfolio Manager, and Thomas Hauser, a Vice President, manage the portion of the High Yield Bond Fund’s assets allocated to JPMIM. Mr. Cook is lead portfolio manager for all high-yield assets and absolute return credit products. Mr. Hauser is responsible for co-managing all high yield total return assets and absolute return credit products as well as overseeing the high yield trading effort. Messrs. Cook and Hauser have been portfolio managers at JPMIM since June 2004. Prior to joining JPMIM in 2004, they were employed as portfolio managers at 40/86 Advisors.

SEI Investments Management Corporation: SEI Investments Management Corporation (SIMC), located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the High Yield Bond Fund’s adviser.  Gregory A. Soeder, CFA and David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the High Yield Bond Fund’s assets in a manner that they believe will help the Fund achieve its investment goals.  Mr. Soeder joined SIMC in 1997 and currently serves as one of two senior portfolio managers on the Global High Yield Team with Mr. Aniloff. His duties include strategy development and enhancement, manager analysis and selection and investment research across the Global High Yield capital markets. Mr. Soeder also spearheaded the development of SIMC’s structured credit capabilities and currently serves as co-portfolio manager focusing on security selection and portfolio construction. Mr. Aniloff joined SIMC in 2000 and currently serves as one of two senior portfolio managers on the Global High Yield Team with Mr. Soeder. Mr. Aniloff was also a key developer of SIMC’s structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC’s proprietary structured credit monitoring technology. Mr. Aniloff also

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provides expertise and support for SIMC’s suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Messrs. Soeder and Aniloff have each held their current positions with SIMC for more than 5 years.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

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REAL RETURN FUND

Fund Summary

Investment Goal

Total return exceeding the rate of inflation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.22%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***                           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser, the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s, the Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE.  The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Real Return Fund—Class I Shares	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Real Return Fund — Class I Shares	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.]

Principal Investment Strategies

The Real Return Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or “TIPS,” are a type of inflation-indexed bond in which the Fund may invest.

The Fund may also use derivative instruments that provide an inflation-adjusted return.  A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index.  The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies.

The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts

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and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

The Fund commenced operations on July 7, 2009. Because the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as sub-adviser to the Real Return Fund.  Lindsay Thrift Politi, Vice President and Fixed Income Portfolio Manager of Wellington Management, serves as Portfolio Manager for the portion of the Real Return Fund’s assets allocated Wellington Management to be managed in the U.S. Treasury Inflation Protected Securities (TIPS) investment approach.  Ms. Politi joined Wellington Management as an investment professional in 2000.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 94 of this prospectus.

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Summary of Other Information about the Funds

Purchase and Sale of Fund Shares

The minimum initial investment for Class I Shares is $100,000 with minimum subsequent investments of $1,000. The Funds may accept investments of smaller amounts at their discretion.  You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  You may sell your Fund shares by contacting your financial institution or intermediary directly.  Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section on page 104 of this prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC and one or more sub-advisers (each, a Sub-Adviser and, collectively, the Sub-Advisers), who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goals. SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds’ Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond and Real Return Funds’ assets in a manner that it believes will help the Funds achieve their investment goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund, except the S&P 500 Index Fund,  may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, for temporary defensive purposes, the Small Cap, Small Cap Growth, Small Cap Value

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and Mid-Cap Funds may invest all or a portion of their assets in common stocks of larger, more established companies and in investment grade fixed income securities. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

The S&P 500 Index Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, except the S&P 500 Index Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of sub-advisers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC’s investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of sub-advisers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These sub-advisers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate

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mix of assets is constantly in place, and constantly monitors and evaluates sub-advisers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds.  SIMC makes investment decisions for the High Yield Bond Fund and continuously reviews, supervises and administers each Fund’s investment program. As of December 31, 2009, SIMC had approximately $XX.X billion in assets under management.  For the fiscal year ended September 30, 2009, SIMC received investment advisory fees, as a percentage of each Fund’s average net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Value Fund	0.35%	X.XX	%
Large Cap Growth Fund	0.40%	X.XX	%
S&P 500 Index Fund	0.03%	X.XX	%
Small Cap Value Fund	0.65%	X.XX	%
Small Cap Growth Fund	0.65%	X.XX	%
Mid-Cap Fund	0.40%	X.XX	%
U.S. Managed Volatility Fund	0.65%	X.XX	%
Global Managed Volatility Fund	0.65%	X.XX	%
Real Estate Fund	0.65%	X.XX	%
Enhanced Income Fund	0.40%	X.XX	%
Core Fixed Income Fund	0.28%	X.XX	%
U.S. Fixed Income Fund	0.28%	X.XX	%
High Yield Bond Fund	0.49%	X.XX	%
Real Return Fund	0.22%	X.XX	%

For the fiscal year ended September 30, 2009, the Large Cap and Small Cap Funds were not in operation. Upon commencing operations, each of these Funds will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:

Large Cap Fund	0.39%
Small Cap Fund	0.65%

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A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ annual report, which covers the period October 1, 2008 through September 30, 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class I Shares of the Funds. The Funds offer Class I Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.  Financial institutions and intermediaries may purchase, sell or exchange Class I Shares by placing orders with the Transfer Agent or the Funds’ authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Institutions and intermediaries may also place orders by calling 1-800-858-7233.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period).  For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  So, for you to receive the current Business Day’s NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These

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requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds.  You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.  Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.  The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker.  If such prices are not readily available or can not be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’

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administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through the Committee designated by the Funds’ Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security

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exceed levels established by the Funds’ administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in a Fund  in any twelve-month period.  A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares.  An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                                       if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.  When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

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The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans.  The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any

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purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class I Shares of any Fund for Class I Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Funds directly by mail or telephone.  For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares of one fund and buying shares of another fund.  Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day.  For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

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Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ shares. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class I Shares, shareholder servicing fees and administrative fees, as a percentage of average daily net assets, may each be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website).  Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Real Estate and Enhanced Income Funds distribute their investment income quarterly, while the Global Managed Volatility and Real Return Funds distribute their investment income annually. The Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Funds receive from an ETF taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so designated by the ETF or REIT. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). It is expected that distributions from the Real Return, Real Estate, High Yield Bond, Enhanced Income, Core Fixed Income and U.S. Fixed Income Funds will primarily consist of ordinary income and that distributions from the Funds will not be eligible for the lower tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is

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treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

With respect to the Global Managed Volatility Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Global Managed Volatility Fund.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds’ SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of the Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds.  This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended September 30, 2006, 2007, 2008 and 2009 has been audited by [              ], an independent registered public accounting firm.  Its report, along with each Fund’s financial statements, appears in the annual report.  The information for the periods presented through September 30, 2005 has been audited by the Funds’ previous independent auditors.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

Class I Shares of the Large Cap and Small Cap Funds did not have performance information as of September 30, 2009.

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FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†

Large Cap Value Fund
Class I
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX %	XX	%
2008	23.95	0.36	(1)	(6.11	)(1)	(5.75)	(0.35)	(2.07)	(2.42)	15.78	(26.13)	10,861	1.11		1.11		1.22		1.85	53
2007	23.52	0.35	(1)	2.69	(1)	3.04	(0.35)	(2.26)	(2.61)	23.95	13.64	29,072	1.11		1.11		1.22		1.49	36
2006	22.43	0.31	(1)	2.42	(1)	2.73	(0.32)	(1.32)	(1.64)	23.52	13.16	31,308	1.11		1.12		1.22		1.40	58
2005	19.78	0.29	(1)	2.77	(1)	3.06	(0.29)	(0.12)	(0.41)	22.43	15.61	24,735	1.11		1.11		1.22		1.37	44

Large Cap Growth Fund
Class I
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX %	XX	%
2008	23.48	0.03	(1)	(5.29	)(1)	(5.26)	(0.02)	—	(0.02)	18.20	(22.43)	7,695	1.11		1.11		1.27		0.13	78
2007	19.75	—	*(1)	3.73	(1)	3.73	— *	—	—	23.48	18.91	25,196	1.11		1.11		1.27		0.01	55
2006	19.04	(0.01	)(1)	0.72	(1)	0.71	—	—	—	19.75	3.73	27,780	1.11		1.12		1.27		(0.07)	89
2005	17.00	0.04	(1)	2.07	(1)	2.11	(0.07)	—	(0.07)	19.04	12.42	29,689	1.11		1.11		1.27		0.22	52

S&P 500 Index Fund
Class I
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX %	XX	%
2008	44.74	0.60	(1)	(10.12	)(1)	(9.52)	(0.59)	(2.16)	(2.75)	32.47	(22.49)	5,498	0.65		0.65		0.78		1.53	27
2007(3)	41.51	0.28	(1)	3.09	(1)	3.37	(0.14)	—	(0.14)	44.74	8.12	13,233	0.65		0.65		0.78		1.29	2
2007(4)	38.43	0.53	(1)	3.71	(1)	4.24	(0.58)	(0.58)	(1.16)	41.51	11.12	14,346	0.65		0.65		0.78		1.34	6
2006(4)	36.26	0.47	(1)	3.46	(1)	3.93	(0.44)	(1.32)	(1.76)	38.43	11.02	13,144	0.65		0.65		0.78		1.25	18
2005(4)	34.72	0.51	(1)	1.56	(1)	2.07	(0.50)	(0.03)	(0.53)	36.26	5.97	11,452	0.65		0.65		0.78		1.44	11

Small Cap Value Fund
Class I
2008	$21.17	$0.05	(1)	$(3.21	)(1)	$(3.16)	$(0.04)	$(2.68)	$(2.72)	$15.29	(16.21)%	$8,395	1.36%		1.39%		1.53%		0.31%	91%
2007	21.21	(0.01	)(1)	2.21	(1)	2.20	(0.09)	(2.15)	(2.24)	21.17	10.41	14,089	1.36		1.38		1.52		(0.04)	86
2006	21.52	—	(1)	1.98	(1)	1.98	(0.03)	(2.26)	(2.29)	21.21	10.11	14,293	1.36		1.38		1.52		0.06	72
2005	20.71	(0.01	)(1)	4.03	(1)	4.02	(0.02)	(3.19)	(3.21)	21.52	20.88	12,713	1.36		1.36		1.52		(0.03)	71
2004	17.44	(0.02	)(1)	4.31	(1)	4.29	(0.02)	(1.00)	(1.02)	20.71	25.29	7,400	1.35		1.35		1.52		(0.09)	89

Small Cap Growth Fund
Class I
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX %	XX	%
2008	21.57	(0.03	)(1)	(6.12	)(1)	(6.15)	—	(1.71)	(1.71)	13.71	(30.57)	3,368	1.36		1.37		1.53		(0.19)	124
2007	18.32	(0.14	)(1)	3.39	(1)	3.25	—	—	—	21.57	17.74	9,323	1.36		1.38		1.52		(0.67)	135
2006	17.67	(0.12	) (1)	0.77	(1)	0.65	—	—	—	18.32	3.68	11,910	1.36		1.38		1.52		(0.65)	99
2005	15.02	(0.14	)(1)	2.79	(1)	2.65	—	—	—	17.67	17.64	11,077	1.36		1.36		1.52		(0.85)	116

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Mid-Cap Fund
Class I
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$	X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008(6)	22.56	0.06	(1)	(5.63	)(1)	(5.57)	(0.04)	(2.09)		(2.13)	14.86	(26.82)	52	1.26		1.26		1.27		0.33		126

U.S. Managed Volatility Fund
Class I
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$	X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	13.43	0.09	(1)	(1.71	)(1)	(1.62)	(0.06)	(0.51)		(0.57)	11.24	(12.58)	6	1.25		1.25		1.57		0.71		85
2007(5)	13.54	0.01	(1)	(0.05	) (1)	(0.04)	(0.07)	—		(0.07)	13.43	(0.32)	1	1.36		1.36		1.86		0.19		112

Global Managed Volatility Fund
Class I
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$	X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	11.20	0.14	(1)	(1.97	)(1)	(1.83)	(0.18)	(0.17)		(0.35)	9.02	(16.86)	10	1.36		1.36		1.56		1.49		113
2007(5)	11.45	0.01	(1)	(0.26	) (1)	(0.25)	—	—		—	11.20	(2.18)	1	1.36		1.36		2.26		0.23		119

Real Estate Fund
Class I
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$	X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008(6)	18.55	0.13	(1)	(3.49	)(1)	(3.36)	(0.36)	(1.11)		(1.47)	13.72	(18.89)	25	1.36		1.36		1.52		0.86		52

Enhanced Income Fund
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$	X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	9.91	0.43	(1)	(1.63	)(1)	(1.20)	(0.51)	—		(0.51)	8.20	(12.61)	16	0.85		0.85		1.29		4.82		42
2007(5)	10.25	0.15	(1)	(0.35	) (1)	(0.20)	(0.14)	—		(0.14)	9.91	(2.01)	11	1.09		1.09		1.56		5.78		43

Core Fixed Income Fund
Class I
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$	X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	10.19	0.49	(1)	(0.84	)(1)	(0.35)	(0.48)	—		(0.48)	9.36	(3.58)	8,090	0.90		0.90		1.09		4.87		335
2007	10.29	0.41	(1)	(0.03	) (1)	0.38	(0.48)	—		(0.48)	10.19	3.74	12,890	0.89		0.89		1.09		3.96		413
2006	10.43	0.45	(1)	(0.11	) (1)	0.34	(0.45)	(0.03)		(0.48)	10.29	3.44	14,035	0.88		0.88		1.09		4.37		478
2005	10.65	0.38	(1)	(0.12	)(1)	0.26	(0.39)	(0.09)		(0.48)	10.43	2.48	12,979	0.86		0.86		1.09		3.60		557

U.S. Fixed Income Fund
Class I
2009(7)	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$	X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%

High Yield Bond Fund
Class I
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$	X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008(6)	8.26	0.66	(1)	(1.61	)(1)	(0.95)	(0.64)	(0.09)		(0.73)	6.58	(12.20)	47	1.11		1.11		1.38		8.96		69

Real Return Fund
Class I
2009(7)	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$	X.XX	$ X.XX	$ X.XX	X.XX %	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%

†         Returns and turnover rates are for the period indicated and have not been annualized.

*         Amount represents less than $0.01.

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(1)          Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2)          Commenced operations on September 14, 2006. All ratios for the period have been annualized.

(3)   For the six months ended September 30, 2007. The Fund’s fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.

(4)          For the year or period ended March 31.

(5)          Commenced operations on June 29, 2007. All ratios for the period have been annualized.

(6)   Commenced operations on October 1, 2007. All ratios for the period have been annualized.

(7)   Commenced operations on July 7, 2009. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

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SEI INSTITUTIONAL MANAGED TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2010 includes more detailed information about SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:  The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

SEI-F-105 (1/10)

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SEI INSTITUTIONAL MANAGED TRUST

Class Y Shares

PROSPECTUS

January 31, 2010

TAX-MANAGED LARGE CAP FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ARONSON+JOHNSON+ORTIZ, LP

DELAWARE MANAGEMENT COMPANY

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

LEGG MASON CAPITAL MANAGEMENT, INC.

LSV ASSET MANAGEMENT

NEUBERGER BERMAN MANAGEMENT LLC

PARAMETRIC PORTFOLIO ASSOCIATES

QUANTITATIVE MANAGEMENT ASSOCIATES LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Class Y Shares of the Tax-Managed Large Cap Fund are not available for purchase in all states.  You may purchase Fund shares only if they are registered in your state.

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About This Prospectus

This prospectus gives you important information about the Class Y Shares of the Tax-Managed Large Cap Fund (the Fund) that you should know before investing.  Please read this prospectus and keep it for future reference.

FUND SUMMARY	3
INVESTMENT GOAL
FEES AND EXPENSES
PRINCIPAL INVESTMENT STRATEGIES
PRINCIPAL RISKS
PERFORMANCE INFORMATION
MANAGEMENT
PURCHASE AND SALE OF FUND SHARES
TAX INFORMATION
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
MORE INFORMATION ABOUT THE FUND	9
RISK INFORMATION
ASSET ALLOCATION
INVESTMENT ADVISER AND SUB-ADVISERS	11
PURCHASING, EXCHANGING AND SELLING FUND SHARES	11
HOW TO PURCHASE FUND SHARES	11
PRICING OF FUND SHARES
FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES
FOREIGN INVESTORS
CUSTOMER IDENTIFICATION AND ANTI-MONEY LAUNDERING PROGRAM
HOW TO EXCHANGE YOUR FUND SHARES	16
HOW TO SELL YOUR FUND SHARES	17
RECEIVING YOUR MONEY
REDEMPTIONS IN KIND
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
TELEPHONE TRANSACTIONS
DISTRIBUTION AND SERVICE OF FUND SHARES	17
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	18
DIVIDENDS, DISTRIBUTIONS AND TAXES	18
DIVIDENDS AND DISTRIBUTIONS
TAXES
FINANCIAL HIGHLIGHTS	20
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

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TAX-MANAGED LARGE CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class Y Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s adviser and the Fund’s distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where the Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses were as follows:

Tax-Managed Large Cap Fund — Class Y Shares (including AFFE)	X.XX	%
Tax-Managed Large Cap Fund — Class Y Shares (excluding AFFE)	X.XX	%
Tax-Managed Large Cap Fund — Class Y Shares (excluding AFFE and after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year		3 Years		5 Years		10 Years
Tax-Managed Large Cap Fund — Class Y Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including exchange-traded funds (ETFs). The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the sub-advisers attempt to maximize after-tax returns by buying securities with the expectation of holding such securities for a period of one or more years and offsetting gains with losses where possible.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers.  When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an

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ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s Class Y Shares commenced operations on April 8, 2002.  Therefore, performance for the periods prior to April 8, 2002 is calculated using the performance of the Fund’s Class A Shares.  Performance of the Class A Shares has not been adjusted for the expenses of the Class Y Shares.  If performance of the Class A Shares had been adjusted, performance would be higher because the expenses of the Class Y Shares are lower than those of the Class A Shares.

2000	-12.42%
2001	-12.37%
2002	-23.14%
2003	28.35%
2004	11.83%
2005	7.13%
2006	14.28%
2007	6.12%
2008	-39.16%
2009	X.XX %

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Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class Y Shares for the periods ended December 31, 2009 to those of the Russell 1000 Index. However, as noted above, the Fund’s Class Y Shares commenced operations on April 8, 2002. Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares.  The average annual total returns for the Class A Shares have not been adjusted for the expenses of the Class Y Shares.  If the average annual total returns of the Class A Shares had been adjusted, they would be higher because the expenses of the Class Y Shares are lower than those of the Class A Shares.

Tax-Managed Large Cap Fund — Class Y	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 1000 Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Fund’s Class A Shares is March 5, 1998.  Index returns are shown from March 31, 1998.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Fund. A team of investment professionals manages the portion of the Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC,

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Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Fund’s assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC’s Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and executive vice president. He is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1993 as a portfolio manager.  Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica, he was a vice president at Goldman Sachs.

Goldman Sachs Asset Management, L.P.: Goldman Sachs Asset Management, L.P. (GSAM), is a limited partnership organized under the laws of Delaware. GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., located at 32 Old Slip, New York, New York 10005, serves as a sub-adviser to the Fund. A team of 18 investment professionals manages the portion of the Fund’s assets allocated to GSAM. This team is led by Steven M. Barry, Gregory H. Ekizian and David G. Shell, who presently serve as Chief Investment Officers. Mr. Barry, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in 1999. Mr. Shell, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition. Mr. Ekizian, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 Light Street, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Fund. The portfolio manager of the Fund’s assets allocated to LMCM is Mary Chris Gay. Ms. Gay is responsible for the day-to-day management and investment decisions made with respect to the Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM’s Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. Mr. Miller, Chairman and Chief Investment Officer of LMCM, joined Legg Mason, Inc. in 1981 as the Director of Research.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Fund. Josef Lakonishok, a Founding

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Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Fund’s assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Tax-Managed Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Tax-Managed Large Cap Fund’s assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Fund. A team of investment professionals at Parametric, led by David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Fund’s assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have held their current positions since joining the firm.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Fund. A team of investments professionals manages the portion of the Fund’s assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Fund and also conducts equity market research for all quantitative core equity portfolios.  Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and new product development for the Fund.  Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Fund. He is also responsible for the management of structured products.  Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Fund. She also manages the overall asset allocation for several large pension plans and manages several retail

8

balanced portfolios and institutional equity portfolios.  Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern, Mr. Lockwood, Mr. Gambhirwala and  Ms. Mintz were employed by QMA’s predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997, 1988, 1986 and 1994, respectively.

Purchase and Sale of Fund Shares

The minimum initial investment for Class Y Shares is $100,000 with minimum subsequent investments of $1,000. The Fund may accept investments of smaller amounts at its discretion.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  You may sell your Fund shares by contacting your financial institution or intermediary directly.  Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section on page 18 of this prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund’s shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUND

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SIMC and one or more sub-advisers (each, a Sub-Adviser, and, together, the Sub-Advisers) who manage portions of the Fund’s assets in a way they believe will help the Fund achieve its goal.  SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the sub-advisers comply with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund’s Board of Trustees.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if SIMC or the

9

Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund’s primary investment strategies.  However, the Fund may also invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

Risk Information

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal.  SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade.  The effect on the Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Asset Allocation

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SIMC constructs and maintains asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and the other funds.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, an asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of sub-advisers, and continuous portfolio management.  Asset allocation across appropriate asset classes (represented by the Fund) is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of sub-advisers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund.  These sub-advisers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates sub-advisers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

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INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund.  SIMC makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.  As of December 31, 2009, SIMC had approximately $XX.X billion in assets under management.  For the Fund’s fiscal year ended September 30, 2009, SIMC received investment advisory fees, after fee waivers, as a percentage of the Fund’s average net assets, at the following rate:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Tax-Managed Large Cap Fund	0.40%	X.XX	%

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s annual report, which covers the period from October 1, 2008 through September 30, 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class Y Shares of the Fund. The Fund offers Class Y Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.  Financial institutions and intermediaries may purchase, sell or exchange Class Y Shares by placing orders with the Transfer Agent or the Fund’s authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Institutions and intermediaries may also place orders by calling 1-800-858-7233.  Generally, cash investments must be transmitted or

11

delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period).  For more information regarding the Fund’s policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

The Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  So, for you to receive the current Business Day’s NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special condition.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at

12

an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.  Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.  The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  If a security’s price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker.  If such prices are not readily available or can not be valued using the methodologies described above, the Fund will value the security using the Fund’s Fair Value Procedures, as described below.

Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund’s administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Fund’s administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund’s Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through the Committee designated by the Fund’s Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include:  the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are:  the facts giving rise to the need to fair value, the last trade price, the

13

performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its NAV.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV.  The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares.  As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector.  If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called.  In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV.  If price movements in a monitored index or security exceed levels established by the Fund’s administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded.  In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

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A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in the Fund in any twelve-month period.  A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.                                       if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policies, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.

The Fund may be sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

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Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class Y Shares of the Fund for Class Y Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Fund directly by mail or telephone.  For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares of one fund and buying shares of another fund.  Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the

16

Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day.  For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  Your financial institution or intermediary may charge you a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s shares. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with

17

broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class Y Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.15%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website).  Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income quarterly as a dividend to shareholders.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

At least annually the Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are qualified dividend income are eligible for the

18

reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund.  Distributions that the Fund receives from an ETF taxable as a regulated investment company will be treated as qualified dividend income only to the extent so designated by the ETF. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event.  For tax purposes, an exchange of your Fund shares for shares of a different SEI fund is the same as a sale.  Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

The Fund uses a tax management technique known as highest in, first out.  Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account.  You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund’s SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class Y Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended September 30, 2006, 2007, 2008 and 2009 has been audited by [                ], an independent registered public accounting firm.  Its report, along with the Fund’s financial statements, appears in the annual report.  The information for the periods presented through September 30, 2005 has been audited by the Fund’s previous independent auditors.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate†

Tax-Managed Large Cap Fund
Class Y
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X,XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	14.87	0.19	(1)	(3.66	)(1)	(3.47)	(0.16)	—	(0.16)	11.24	(23.52)		3,220	0.56		0.56		0.72		1.44		61
2007	12.79	0.18	(1)	2.04	(1)	2.22	(0.14)	—	(0.14)	14.87	17.43		4,711	0.56		0.56		0.72		1.32		44
2006	11.86	0.15	(1)	0.89	(1)	1.04	(0.11)	—	(0.11)	12.79	8.83		4,558	0.56		0.57		0.72		1.21		65
2005	10.45	0.16	(1)	1.38	(1)	1.54	(0.13)	—	(0.13)	11.86	14.78		5,067	0.56		0.56		0.72		1.39		31

†      Returns and turnover rates are for the period indicated and have not been annualized.

(1)   Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

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SEI INSTITUTIONAL MANAGED TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2010 includes more detailed information about the SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:   The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

22

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

23

SEI INSTITUTIONAL MANAGED TRUST

Class E Shares

Prospectus

January 31, 2010

S&P 500 INDEX FUND (TRQIX)

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:

SSgA FUNDS MANAGEMENT, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Class E Shares of the S&P 500 Index Fund are not available for purchase in all states.  You may purchase Fund shares only if they are registered in your state.

1

About This Prospectus

This prospectus gives you important information about the Class E Shares of the S&P 500 Index Fund (the Fund) that you should know before investing.  Please read this prospectus and keep it for future reference.

FUND SUMMARY	3
INVESTMENT GOAL
FEES AND EXPENSES
PRINCIPAL INVESTMENT STRATEGIES
PRINCIPAL RISKS
PERFORMANCE INFORMATION
MANAGEMENT
PURCHASE AND SALE OF FUND SHARES
TAX INFORMATION
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
MORE INFORMATION ABOUT THE FUND	8
RISK INFORMATION
GLOBAL ASSET ALLOCATION
INVESTMENT ADVISER AND SUB-ADVISER	9
PURCHASING AND SELLING FUND SHARES	9
HOW TO PURCHASE FUND SHARES	10
PRICING OF FUND SHARES
FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES
FOREIGN INVESTORS
CUSTOMER IDENTIFICATION AND ANTI-MONEY LAUNDERING PROGRAM
HOW TO SELL YOUR FUND SHARES	15
RECEIVING YOUR MONEY
REDEMPTIONS IN KIND
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
TELEPHONE TRANSACTIONS
DISTRIBUTION AND SERVICE OF FUND SHARES	15
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	16
DIVIDENDS, DISTRIBUTIONS AND TAXES	16
DIVIDENDS AND DISTRIBUTIONS
TAXES
FINANCIAL HIGHLIGHTS	18
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

2

S&P 500 INDEX FUND

Fund Summary

Investment Goal

Investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor’s Composite Stock Price Index (the S&P 500 Index).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class E Shares
Management Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Fund’s administrator’s voluntary waiver is limited to the Fund’s direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE.  The Fund’s administrator may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total annual fund operating expenses were as follows:

S&P 500 Index Fund – Class E Shares	X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
S&P 500 Index Fund—Class E Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may

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result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is composed of approximately 500 leading U.S. publicly traded companies from a broad range of industries (mostly common stocks). The Fund generally gives the same weight to a given stock as the S&P 500 Index does.  In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in exchange-traded funds (ETFs), futures contracts and other derivatives and engage in swaps. The Fund’s ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The sub-adviser selects the Fund’s securities under the general supervision of SEI Investments Management Corporation (SIMC), the Fund’s adviser, but the sub-adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the sub-adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the sub-adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

Principal Risks

The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund’s ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index.  The sub-adviser purchases only a representative portion of the securities in the S&P 500 Index, and, therefore, the performance of the Fund’s portfolio of securities may not match that of the S&P 500 Index.  Depending on the sub-adviser’s approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time.  In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

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ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

A swap is a privately negotiated over-the-counter derivative product in which the Fund and another party agree to exchange payment streams, which are calculated by reference to a security, interest rate or index. The Fund’s use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swaps are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease. The Fund will not enter into any swap agreement unless the sub-adviser believes that the other party to the transaction is creditworthy. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase securities and protect against a rise in prices pending purchase of such securities. The sale of a futures contract enables the Fund to lock in a price at which it may sell securities and protect against declines in the value of such securities. The Fund may purchase and sell stock index futures contracts. Future contracts are subject to the same risks that apply to the use of derivatives.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

Loss of money is a risk of investing in the Fund.

Performance Information

The S&P 500 Index Fund is the successor to SEI Index Funds’ S&P 500 Index Fund (the Former S&P 500 Index Fund) and the Former S&P 500 Index Fund’s performance and financial history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance. The Fund’s past performance

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(before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund commenced operations on September 17, 2007. The performance information from January 1, 2000 through September 16, 2007 is based on the performance of the Class E Shares of the Former S&P 500 Index Fund and the performance information from September 17, 2007 through December 31, 2009 is based on the performance of the Fund.

2000	-9.35%
2001	-12.18%
2002	-22.28%
2003	28.44%
2004	10.59%
2005	4.63%
2006	15.51%
2007	5.34%
2008	-37.33%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class E Shares for the periods ended December 31, 2009 to those of the S&P 500 Index.

S&P 500 Index Fund – Class E†	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Former S&P 500 Index Fund’s Class E Shares is July 31, 1985.  Index returns are shown from July 31, 1985.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The Index is designed to measure performance of the broad domestic

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economy through changes in the aggregate market value of 500 stocks representing all major industries.

†                                          The Fund commenced operations on September 17, 2007.  The performance information prior to September 17, 2007 is based on the performance of the Former S&P 500 Index Fund.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the sub-adviser to the Fund. The Fund is managed by the Global Structured Products Group. Portfolio Managers Shelli Edgar and Karl Schneider, principals of SSgA FM, are members of SSgA FM’s Global Structured Products Group and have day-to-day management responsibility of the Fund. Ms. Edgar joined the firm in 2000. Prior to joining the Global Structured Products Group, she was a Product Engineer for SSgA’s US Active Quantitative Team, where she was responsible for investment management, research, and product development. Mr. Schneider joined the firm in 1996. He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

Purchase and Sale of Fund Shares

The minimum initial investment for Class E Shares is $5,000,000 with minimum subsequent investments of $1,000. The Fund may accept investments of smaller amounts at their discretion.  You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  You may sell your Fund shares by contacting your financial institution or intermediary directly.  Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section on page 16 of this prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund’s shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE FUND

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SIMC and one or more sub-advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the sub-adviser complies with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund’s Board of Trustees.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Adviser use under normal conditions.  There is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund’s primary investment strategy, and the Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus.  However, the Fund may also invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

Risk Information

The Fund attempts to track the performance of a benchmark index.  Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund’s ability to achieve perfect correlation.  The magnitude of any tracking error may be affected by a higher portfolio turnover rate.  Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses.  As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index.  Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal.  No matter how good a job SIMC and the Fund’s sub-adviser (the Sub-Adviser) do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Global Asset Allocation

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SIMC constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market

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segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and the other funds.  The Fund may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.  SSgA Funds Management, Inc., the Sub-Adviser, provides security selection advice.

The Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Fund.  As of December 31, 2009, SIMC had approximately $XX.X billion in assets under management. For the Fund’s fiscal year ended September 30, 2009, SIMC received investment advisory fees, after fee waivers, as a percentage of the Fund’s average net assets, at the following rate:

	Investment Advisory Fees	Investment Advisory Fees after Fee waivers
S&P 500 Index Fund	0.03%	X.XX	%

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s annual report, which covers the period from October 1, 2008 through September 30, 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called “redeem”) Class E Shares of the Fund.  The Fund offers Class E Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

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For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.  Financial institutions and intermediaries may purchase or sell Class E Shares by placing orders with the Transfer Agent or the Fund’s authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Institutions and intermediaries may also place orders by calling 1-800-858-7233.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period).  For more information regarding the Fund’s policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

The Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  For you to receive the current Business Day’s NAV, the Fund must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase or sell Fund shares through certain financial institutions, you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund.  You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available or can not be valued using the methodologies described above, the Fund will value the security using the Fund’s Fair Value Procedures, as described below.

Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund’s administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Fund’s administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund’s Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

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Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through the Committee designated by the Fund’s Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Fund’s administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often

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with the intent of earning arbitrage profits.  Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in the Fund in any twelve-month period.  A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.                                       if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policies, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.

The Fund may be sold to participant-directed employee benefit plans.  The Fund’s ability to

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monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Board of Trustees may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

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HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day.  For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale of shares on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co.  (SIDCo.) is the distributor of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class E Shares. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund.  Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services.  These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather

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than other funds or investment products.  These payments are made by SIMC and its affiliates out of their past profits or other available resources.  SIMC and its affiliates may also provide other products and services to Financial Advisors.  For additional information, please see the Fund’s SAI.  You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address:  http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website).  Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.  The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income quarterly as dividends to shareholders.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.  The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund.  Dividends that are designated by the Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets).  Distributions that the Fund receives from an ETF taxable as a regulated investment company will be treated as qualified dividend income only to the extent so designated by the ETF. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

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Each sale of Fund shares may be a taxable event.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.  Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

The Fund’s SAI contains more information about taxes.

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Financial Highlights

The tables that follow present performance information about Class E Shares of the Fund and the Former S&P 500 Index Fund.  This information is intended to help you understand the Fund’s financial performance for the years ended September 30, 2008 and 2009 and the six months ended September 30, 2007 and the Former S&P 500 Index Fund’s financial performance for the past three years.  Some of this information reflects financial information for a single Fund share or a single Former S&P 500 Index Fund share.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund or Former S&P 500 Index Fund, assuming you reinvested all of your dividends and distributions.  The information for the years ended September 30, 2008 and 2009 and the six months ended September 30, 2007 has been audited by [                  ], an independent registered public accounting firm.  Its report, along with the Fund’s financial statements, appears in the annual report. The information for the years ended March 31, 2006 and 2007 has also been audited by [                  ], the Former S&P 500 Index Fund’s independent registered public accounting firm.  The information for the periods presented through March 31, 2005 has been audited by the Former S&P 500 Index Fund’s previous independent auditors.  You can obtain the SAI and annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return (†)		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate (†)

S&P 500 Index Fund
CLASS E
2009	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	XX	%
2008	44.85	0.75	(1)	(10.14	)(1)	(9.39)	(0.76)	(2.16)	(2.92)	32.54	(22.19)		805,606	0.25		0.25		0.53		1.95		27
2007(2)	41.57	0.30	(1)	3.17	(1)	3.47	(0.19)	—	(0.19)	44.85	8.34		1,072,141	0.25		0.25		0.53		1.70		2
2007(3)	38.48	0.69	(1)	3.72	(1)	4.41	(0.74)	(0.58)	(1.32)	41.57	11.57		1,127,189	0.25		0.25		0.53		1.74		6
2006(3)	36.31	0.62	(1)	3.48	(1)	4.10	(0.61)	(1.32)	(1.93)	38.48	11.49		1,684,857	0.25		0.25		0.53		1.65		18
2005(3)	34.76	0.66	(1)	1.55	(1)	2.21	(0.63)	(0.03)	(0.66)	36.31	6.39		1,307,631	0.25		0.25		0.53		1.86		11

(†)     Returns and turnover rates are for the period indicated and have not been annualized.

(1)     Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2)     For the six months ended September 30, 2007. The Fund’s fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.

(3)     For the year or period ended March 31.

Amounts designated as “—” are either $0 or have been rounded to $0.

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SEI Institutional Managed Trust

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2010 includes more detailed information about SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about Fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:   The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address:  publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

SEI-F-127 (1/10)

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SEI INSTITUTIONAL MANAGED TRUST

CLASS A SHARES

PROSPECTUS

January 31, 2010

PRIME OBLIGATION FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:

COLUMBIA MANAGEMENT ADVISORS, LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Prime Obligation Fund are not available for purchase in all states.  You may purchase Fund shares only if they are registered in your state.

1

About This Prospectus

This prospectus gives you important information about the Class A Shares of the Prime Obligation Fund (the Fund) that you should know before investing.  Please read this prospectus and keep it for future reference.

FUND SUMMARY	3
INVESTMENT GOAL
FEES AND EXPENSES
PRINCIPAL INVESTMENT STRATEGIES
PRINCIPAL RISKS
PERFORMANCE INFORMATION
MANAGEMENT
PURCHASE AND SALE OF FUND SHARES
TAX INFORMATION
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
MORE INFORMATION ABOUT THE FUND	6
RISK INFORMATION
MONEY MARKET FUNDS
INVESTMENT ADVISER AND SUB-ADVISER	7
PURCHASING, EXCHANGING AND SELLING FUND SHARES	7
HOW TO PURCHASE FUND SHARES	7
PRICING OF FUND SHARES
MINIMUM PURCHASE
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
FOREIGN INVESTORS
CUSTOMER IDENTIFICATION AND ANTI-MONEY LAUNDERING PROGRAM
HOW TO EXCHANGE YOUR FUND SHARES	10
HOW TO SELL YOUR FUND SHARES	10
RECEIVING YOUR MONEY
REDEMPTIONS IN KIND
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
TELEPHONE TRANSACTIONS
DISTRIBUTION AND SERVICE OF FUND SHARES	11
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	12
DIVIDENDS, DISTRIBUTIONS AND TAXES	12
DIVIDENDS AND DISTRIBUTIONS
TAXES
FINANCIAL HIGHLIGHTS	14
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

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PRIME OBLIGATION FUND

Fund Summary

Investment Goal

Preserving principal value and maintaining a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.06%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%
Fee Waiver and/or Expense Reimbursement	(X.XX	)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	X.XX	%**

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  SEI Investments Global Funds Services has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Fund’s distributor’s fee waivers (exclusive of interest from borrowings, brokerage, commissions, tax and extraordinary expenses not incurred in the ordinary course of the Fund’s business), from exceeding 0.44%.  This fee waiver and reimbursement agreement shall remain in effect until January 31, 2011 and, unless earlier terminated, shall be automatically renewed for successive one year periods thereafter.  The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Prime Obligation Fund — Class A Shares	$	XXX	$	XXX

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Principal Investment Strategies

The Prime Obligation Fund is composed of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the sub-adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in:  (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the sub-adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.  The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the sub-adviser seeks securities with an acceptable maturity (a dollar-weighted average portfolio maturity of no more than 90 days and a remaining maturity of no greater than 397 days, consistent with requirements of the Investment Company Act of 1940, as amended, (the 1940 Act) for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing.  The sub-adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.  The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.  With respect to credit quality and maturity, the sub-adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund’s investment guidelines.

Principal Risks

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Interest rate risk: The risk that the Fund’s yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in values in such securities. Although the U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

The Fund is also subject to the following additional risks:

Asset-backed securities risk: The risk that prepayment and/or extension may alter the duration of an asset-backed security and also reduce the rate of return of the Fund.

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Liquidity risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

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Extension risk: The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Opportunity risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Prepayment risk: The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Foreign issuer risk: The risk that issuers in foreign countries face political and economic events unique to such country. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Performance Information

As of January 31, 2010, the Fund had not commenced operations and did not have a performance history.

Management

Investment Adviser.  SEI Investments Management Corporation

Sub-Adviser.  Columbia Management Advisors, LLC

Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000. The Fund may accept investments of smaller amounts at its discretion. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for Business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section on page 12 of this prospectus.

5

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the sub-adviser complies with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund’s Board of Trustees.

The investments and strategies described in this prospectus are those that SIMC and the sub-adviser use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund’s primary investment strategies. These strategies are described in detail in the Fund’s Statement of Additional Information (SAI).

Risk Information

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal.  In fact, no matter how good a job SIMC and the Fund’s sub-adviser (the Sub-Adviser) do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

Money Market Funds

Money market funds are subject to rules that are designed to help them maintain a stable share price. They are required to maintain a dollar-weighted average portfolio maturity of no more than 90 days and invest in high quality money market instruments. These money market instruments are short-term, liquid securities, usually with maturities of 397 days or less.

6

Investment Adviser and Sub-Adviser

SIMC serves as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.  Columbia Management Advisors, LLC, the Sub-Adviser, provides security selection advice.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Fund.  As of December 31, 2009, SIMC had approximately $XX.X billion in assets under management.  As of January 31, 2010, the Fund was not yet in operation.  It is expected that SIMC will receive investment advisory fees of 0.06% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s annual report, which covers the period from October 1, 2008 through September 30, 2009.

Columbia Management Advisors, LLC: Columbia Management Advisors, LLC (Columbia), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to the Fund.  A team of investment professionals at Columbia manages the assets of the Fund.

Purchasing, Exchanging and Selling Fund Shares

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

Fund shares may be purchased on any Business Day. However, the Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or the Fund’s authorized agent.  Institutions and

7

intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Institutions and intermediaries may also place orders by calling 1-800-858-7233.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

The Fund calculates its net asset value per share (NAV) once each Business Day as of 3:00 p.m., Eastern Time or as of the close of the Business Day, whichever time is earlier.  So, for you to receive the current Business Day’s NAV, generally the Fund (or an authorized agent) must receive your purchase in proper form before 3:00 p.m. Eastern Time.  For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediaries) must receive your order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund.  You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI.  If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price.  Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by

8

employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

The Fund’s Pricing and Valuation Procedures provide that any change in the primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees.  However, when the change would not materially affect the valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits.  Market timing can harm other shareholders in various ways, including diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  Due to its use for cash sweep and other purposes, it is the Fund’s expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In

9

certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Exchange Your Fund Shares

You may exchange Class A Shares of the Fund for Class A Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Fund directly by mail or telephone.  For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares of one fund and buying shares of another fund.  Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the

10

Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

How to Sell Your Fund Shares

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day.  For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  Your financial institution or intermediary may charge you a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class A Shares.  The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please

11

see the Fund’s SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). On the Monday following each week end, a list of all portfolio holdings in the Fund as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of a different fund is treated the same as a sale.  Because the Fund intends to maintain a constant $1.00 NAV, you should not expect to realize any gain or loss on the sale of your Fund shares.

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The Fund’s SAI contains more information about taxes.

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Financial Highlights

As of September 30, 2009, the Fund had not commenced operations.

14

SEI INSTITUTIONAL MANAGED TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2010 includes more detailed information about SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports typically list the Fund’s holdings and contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:   The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

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SEI INSTITUTIONAL MANAGED TRUST

Class G Shares

PROSPECTUS

January 31, 2010

LARGE CAP FUND

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

TAX-MANAGED LARGE CAP FUND

SMALL CAP FUND

SMALL CAP VALUE FUND

SMALL CAP GROWTH FUND

TAX-MANAGED SMALL CAP FUND

MID-CAP FUND

U.S. MANAGED VOLATILITY FUND

GLOBAL MANAGED VOLATILITY FUND

TAX-MANAGED MANAGED VOLATILITY FUND

REAL ESTATE FUND

ENHANCED INCOME FUND

CORE FIXED INCOME FUND

U.S. FIXED INCOME FUND

HIGH YIELD BOND FUND

REAL RETURN FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ACADIAN ASSET MANAGEMENT LLC

ANALYTIC INVESTORS, LLC

AQR CAPITAL MANAGEMENT, LLC

ARES MANAGEMENT LLC

ARONSON+JOHNSON+ORTIZ, LP

ARTISAN PARTNERS LIMITED PARTNERSHIP

BRIGADE CAPITAL MANAGEMENT, LLC

DELAWARE MANAGEMENT COMPANY

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GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GUGGENHEIM INVESTMENT MANAGEMENT, LLC

INTECH INVESTMENT MANAGEMENT LLC

INTEGRITY ASSET MANAGEMENT, LLC

JANUS CAPITAL MANAGEMENT LLC

J.P. MORGAN INVESTMENT MANAGEMENT INC.

LEE MUNDER INVESTMENTS LTD.

LEGG MASON CAPITAL MANAGEMENT, INC.

LOS ANGELES CAPITAL MANAGEMENT AND EQUITY RESEARCH, INC.

LSV ASSET MANAGEMENT

MARTINGALE ASSET MANAGEMENT, L.P.

METROPOLITAN WEST ASSET MANAGEMENT LLC

NEUBERGER BERMAN MANAGEMENT LLC

OPPENHEIMER CAPITAL LLC

PANAGORA ASSET MANAGEMENT INC.

PARAMETRIC PORTFOLIO ASSOCIATES

QUANTITATIVE MANAGEMENT ASSOCIATES LLC

ROBECO INVESTMENT MANAGEMENT, INC.

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

WELLINGTON MANAGEMENT COMPANY, LLP

WELLS CAPITAL MANAGEMENT INC.

WESTERN ASSET MANAGEMENT COMPANY

WESTERN ASSET MANAGEMENT COMPANY LIMITED

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states.  You may purchase Fund shares only if they are registered in your state.

2

About This Prospectus

This prospectus gives you important information about the Class G Shares of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds (each, a Fund and, together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

FUND SUMMARY
LARGE CAP FUND	5
LARGE CAP VALUE FUND	11
LARGE CAP GROWTH FUND	16
TAX-MANAGED LARGE CAP FUND	21
SMALL CAP FUND	27
SMALL CAP VALUE FUND	31
SMALL CAP GROWTH FUND	36
TAX-MANAGED SMALL CAP FUND	41
MID-CAP FUND	46
U.S. MANAGED VOLATILITY FUND	50
GLOBAL MANAGED VOLATILITY FUND	55
TAX-MANAGED MANAGED VOLATILITY FUND	61
REAL ESTATE FUND	66
ENHANCED INCOME FUND	70
CORE FIXED INCOME FUND	77
U.S. FIXED INCOME FUND	85
HIGH YIELD BOND FUND	91
REAL RETURN FUND	96
MORE INFORMATION ABOUT THE FUNDS	100
RISK INFORMATION
GLOBAL ASSET ALLOCATION
INVESTMENT ADVISER AND SUB-ADVISER	101
PURCHASING, EXCHANGING AND SELLING FUND SHARES	103
HOW TO PURCHASE FUND SHARES	103
PRICING OF FUND SHARES
FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES
FOREIGN INVESTORS
CUSTOMER IDENTIFICATION AND ANTI-MONEY LAUNDERING PROGRAM
HOW TO EXCHANGE YOUR FUND SHARES	107
HOW TO SELL YOUR FUND SHARES	108
RECEIVING YOUR MONEY
REDEMPTIONS IN KIND
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

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TELEPHONE TRANSACTIONS
DISTRIBUTION AND SERVICE OF FUND SHARES	108
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	109
DIVIDENDS, DISTRIBUTIONS AND TAXES	109
DIVIDENDS AND DISTRIBUTIONS
TAXES
FINANCIAL HIGHLIGHTS	111
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

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LARGE CAP FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.39%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*              Other expenses are based on estimated amounts for the current fiscal year.

**           Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***         The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser, the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s, the Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses.  With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Large Cap Fund — Class G Shares	X.XX	%
Large Cap Fund — Class G Shares (after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Large Cap Fund — Class G Shares	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund had not yet commenced operations.]

Principal Investment Strategies

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $XX.X million and $XX.X billion as of December 31, 2009).  These securities may include common stocks, preferred stocks, warrants, exchange-traded funds (ETFs) and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position.  Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate.  Some derivative instruments are subject to counterparty risk.  A default by the counterparty on its payments to the Fund will cause the value of your invest in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its

6

own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

[As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history. Class A Shares of the Fund commenced operations on September 30, 2009.] Because Class A Shares of the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Fund’s assets allocated to Analytic. Dennis Bein, a Chief Investment Officer and a Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 12 years ago. Harindra de Silva, Analytic’s President and a Portfolio Manager, has also been a member of the U.S. equity team since joining Analytic 12 years ago. Steve Sapra, a Portfolio Manager, has been a member of the U.S. equity team since joining Analytic eight years ago. Portfolio responsibilities are team managed with day-to-day portfolio management responsibilities handled primarily by Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein serves in an oversight role.

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ARONSON+JOHNSON+ORTIZ, LP: ARONSON+JOHNSON+ORTIZ, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and Portfolio Manager with AJO for 25 years. In addition to his portfolio management duties, Mr. Aronson is involved with AJO’s administration and marketing. Principal Stefani Cranston, CFA, CPA, has been with AJO for 18 years as a Portfolio Manager and Portfolio and Financial Accountant. Kevin M. Johnson, Ph.D., has been a Principal and Portfolio Manager with the firm for 16 years. Mr. Johnson directs AJO’s research and development efforts. Principal Stuart P. Kaye, CFA, has been with AJO for one year as a Portfolio Manager. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008. Principal Gina Marie N. Moore, CFA, CPA, has been with AJO for 10 years as a Portfolio Manager and Research Analyst. Ms. Moore also focuses on marketing for AJO. Principal Martha E. Ortiz, CFA, CIC, has been a Portfolio Manager with the firm for 22 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Principal R. Brian Wenzinger, CFA, has been with AJO for 8 years as a Portfolio Manager and Research Analyst. Given AJO’s quantitative approach to asset management, the investment professionals listed above work equally in managing the Large Cap Fund.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Fund’s assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC’s Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and Executive Vice President. He is responsible for large-cap growth, all-cap growth, and one small/mid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993 as a portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Chief Investment Officer since January 1991, manages the portion of the Large Cap Fund’s assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. The team consists of Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH’s Vice President of Portfolio Management since March 2003. Dr. Banner, previously INTECH’s Senior Investment Officer, joined the portfolio management team at INTECH in August 2002. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1999 to August 2006, joined the portfolio management team at INTECH in September of 2006. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined the portfolio management team at INTECH in June 1998 from QED Information Systems.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Fund. The portfolio managers of the Large Cap Fund’s assets allocated to LMCM are Mary Chris Gay and Robert Hagstrom, CFA. Ms. Gay and Mr. Hagstrom are responsible for the day-to-day management and investment decisions made with respect to the Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM’s Chief Investment Officer. Ms. Gay, Senior Vice President,

8

joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher, and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Fund’s assets allocated to NBML.  Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007.  Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Large Cap Fund. QMA typically follows a team approach in the management of its portfolios. The members of QMA’s portfolio management team with primary responsibility for managing the portion of the Large Cap Fund’s assets allocated to QMA are listed below. The team consists of Margaret S. Stumpp, Ph.D., Peter Xu, Ph.D., Mitchell B. Stern, Ph.D., Ted Lockwood and Devang Gambhirwala. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the Large Cap Fund. She also oversees all portfolio management activities for QMA.  Ms. Stumpp is extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA. Ms. Stumpp joined QMA’s predecessor in 1987. Mr. Xu, QMA’s Managing Director, is responsible for the portfolio management and investment research for the Large Cap Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA’s quantitative core equity portfolios. Mr. Xu joined QMA’s predecessor in 1997. Mr. Stern, a Principal, is responsible for the portfolio management and investment research for the Large Cap Fund. He is also responsible for research, development, and management of structured products, tax-managed separate accounts and long-short strategies of QMA. Mr. Stern joined QMA’s predecessor in 1997. He also has twelve years of experience as a consultant to portfolio managers and hedge funds on quantitative investment strategies. Mr. Lockwood, a Managing Director, is responsible for the portfolio management and investment research for the Large Cap Fund. Mr. Lockwood is responsible for managing portfolios, investment research, and new product development for QMA. He joined QMA’s predecessor in 1988.  Mr. Gambhirwala, a Principal, is responsible for portfolio management of the Large Cap Fund.  He is also responsible for overseeing QMA’s quantitative core long-short and large-cap equity portfolios, and for the management of structured products.  Mr. Gambhirwala joined QMA’s predecessor in 1986.

9

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

10

LARGE CAP VALUE FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Large Cap Value Fund — Class G Shares (including AFFE)	X.XX	%
Large Cap Value Fund — Class G Shares (excluding AFFE)	X.XX	%
Large Cap Value Fund — Class G Shares (excluding AFFE and after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Value Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

11

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

12

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	5.74%
2001	-3.49%
2002	-17.84%
2003	29.45%
2004	15.06%
2005	7.19%
2006	21.15%
2007	-1.77%
2008	-37.05%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 1000 Value Index.

Large Cap Value Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is April 20, 1987.  Prior to October 3, 1994, the Fund was advised by a different investment adviser and performance for that period is not shown.  Index returns are shown from October 31, 1994.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

Management

Investment Adviser.  SEI Investments Management Corporation

13

Sub-Advisers and Portfolio Managers.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Co-Chief Investment Officer since January 2009 (previously Chief Investment Officer since January 1991), manages the portion of the Large Cap Value Fund’s assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, INTECH’s Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH’s Vice President of Portfolio Management. Dr. Banner, previously INTECH’s Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1996 to August 2006, joined the portfolio management team at INTECH in September of 2006. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 Light Street, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Value Fund. The portfolio manager of the Large Cap Value Fund’s assets allocated to LMCM is Mary Chris Gay. Ms. Gay is responsible for the day-to-day management and investment decisions made with respect to the Large Cap Value Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM’s Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. Mr. Miller, Chairman and Chief Investment Officer of LMCM, joined Legg Mason, Inc. in 1981 as the Director of Research.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Value Fund’s assets allocated to LSV. An affiliate of the Fund’s adviser owns an interest in LSV. The Fund’s adviser pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative

14

Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

15

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Large Cap Growth Fund — Class G Shares (including AFFE)	X.XX	%
Large Cap Growth Fund — Class G Shares (excluding AFFE)	X.XX	%
Large Cap Growth Fund — Class G Shares (excluding AFFE and after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Growth Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs.  The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.  The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

17

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	-19.41%
2001	-26.50%
2002	-29.24%
2003	25.33%
2004	7.57%
2005	6.81%
2006	6.94%
2007	12.23%
2008	-40.89%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 1000 Growth Index.

Large Cap Growth Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is December 20, 1994.  Index returns are shown from December 31, 1994.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

Management

Investment Adviser.  SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

18

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Growth Fund’s assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC’s Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and executive vice president. He is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1993 as a portfolio manager.  Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica, he was a vice president at Goldman Sachs.

Goldman Sachs Asset Management, L.P.: Goldman Sachs Asset Management, L.P. (GSAM), is a limited partnership organized under the laws of Delaware. GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., located at 32 Old Slip, New York, New York 10005, serves as a sub-adviser to the Large Cap Growth Fund. A team of 18 investment professionals manages the portion of the Large Cap Growth Fund’s assets allocated to GSAM. This team is led by Steven M. Barry, Gregory H. Ekizian and David G. Shell, who presently serve as Chief Investment Officers. Mr. Barry, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in 1999. Mr. Shell, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition. Mr. Ekizian, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH’s Co-Chief Investment Officer since January 2009 (previously Chief Investment Officer since January 1991), manages the portion of the Large Cap Growth Fund’s assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009; Dr. Jason Greene, INTECH’s Vice President and Senior Investment Officer since September 2006; and Mr. Joseph Runnels, INTECH’s Vice President of Portfolio Management. Dr. Banner, previously INTECH’s Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Dr. Greene, previously a tenured Associate Professor of Finance at Georgia State University from September 1996 to August 2006, joined the portfolio management team at INTECH in September of 2006. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 Light Street, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Growth Fund. The portfolio manager of the Large Cap Growth Fund’s assets allocated to LMCM is Robert Hagstrom, CFA. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM.

19

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Growth Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Growth Fund’s assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Large Cap Growth Fund. A team of investments professionals manages the portion of the Large Cap Growth Fund’s assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund and also conducts equity market research for all quantitative core equity portfolios. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Large Cap Growth Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and new product development for the Large Cap Growth Fund. Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund. He is also responsible for the management of structured products. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Large Cap Growth Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios.  Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern, Mr. Lockwood, Mr. Gambhirwala and Ms. Mintz were employed by QMA’s predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997, 1988, 1986 and 1994, respectively.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

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TAX-MANAGED LARGE CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do n apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses.  With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Tax-Managed Large Cap Fund — Class G Shares (including AFFE)	X.XX	%
Tax-Managed Large Cap Fund — Class G Shares (excluding AFFE)	X.XX	%
Tax-Managed Large Cap Fund — Class G Shares (excluding AFFE and after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Large Cap Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the sub-advisers attempt to maximize after-tax returns by buying securities with the expectation of holding such securities for a period of one or more years and offsetting gains with losses where possible.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers.  When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

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Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	-12.42%
2001	-12.37%
2002	-23.22%
2003	27.81%
2004	11.50%
2005	6.84%
2006	13.90%
2007	5.83%
2008	-39.38%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 1000 Index.

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Tax-Managed Large Cap Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is March 5, 1998.  Index returns are shown from March 31, 1998.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC’s Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and executive vice president. He is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1993 as a portfolio manager.  Daniel J. Prislin, CFA, a

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Vice President, Senior Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager, and Equity Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica, he was a vice president at Goldman Sachs.

Goldman Sachs Asset Management, L.P.: Goldman Sachs Asset Management, L.P. (GSAM), is a limited partnership organized under the laws of Delaware. GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., located at 32 Old Slip, New York, New York 10005, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of 18 investment professionals manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to GSAM. This team is led by Steven M. Barry, Gregory H. Ekizian and David G. Shell, who presently serve as Chief Investment Officers. Mr. Barry, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in 1999. Mr. Shell, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition. Mr. Ekizian, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM in January 1997 when GSAM acquired Liberty Investment Management. He was a senior portfolio manager at Liberty Investment Management prior to the acquisition.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 Light Street, 21st Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Tax-Managed Large Cap Fund. The portfolio manager of the Tax-Managed Large Cap Fund’s assets allocated to LMCM is Mary Chris Gay. Ms. Gay is responsible for the day-to-day management and investment decisions made with respect to the Tax-Managed Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM’s Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. Mr. Miller, Chairman and Chief Investment Officer of LMCM, joined Legg Mason, Inc. in 1981 as the Director of Research.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Tax-Managed Large Cap Fund’s assets allocated to LSV. An affiliate of the Tax-Managed Large Cap Fund’s adviser owns an interest in LSV. The Tax-Managed Large Cap Fund’s adviser pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Tax-Managed Large Cap Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Tax-Managed Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Tax-Managed Large Cap Fund’s assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

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Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Parametric, led by David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have held their current positions since joining the firm.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investments professionals manages the portion of the Tax-Managed Large Cap Fund’s assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund and also conducts equity market research for all quantitative core equity portfolios.  Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Tax-Managed Large Cap Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and new product development for the Tax-Managed Large Cap Fund.  Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. He is also responsible for the management of structured products.  Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Tax-Managed Large Cap Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios.  Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern, Mr. Lockwood, Mr. Gambhirwala and Ms. Mintz were employed by QMA’s predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997, 1988, 1986 and 1994, respectively.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

26

SMALL CAP FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*              Other expenses are based on estimated amounts for the current fiscal year.

**           Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***         The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser, the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s, the Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses.  With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Small Cap Fund — Class G Shares	X.XX	%
Small Cap Fund — Class G Shares (after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

27

	1 Year		3 Years
Small Cap Fund — Class G Shares	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund had not yet commenced operations.]

Principal Investment Strategies

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. For purposes of this Fund, a small company is a company with market capitalizations in the range of companies in the Russell 2000 Index (between $XX.X million and $XX.X billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $XX.X million and $XX.X billion as of December 31, 2009). The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets, and financial

28

resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities are traded over the counter or listed on an exchange.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

[As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history. Class A Shares of the Fund commenced operations on September 30, 2009.] Because Class A Shares of the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

AQR Capital Management, LLC:  AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Fund.  Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Fund’s assets allocated to AQR.  Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm’s investment strategies since 1998.  Mr. Friedman, Principal, joined AQR at its inception in 1998.  He is co-head portfolio manager and a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR’s equity strategies.  Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Integrity Asset Management, LLC: Integrity Asset Management, LLC (Integrity), located at 401 West Main Street, Suite 2100, Louisville, Kentucky 40202, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund’s assets allocated to Integrity. This team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, Mirsat Nikovic, CFA, J. Bryan Tinsley, CFA and William H. McNett, CFA. With the exception of Mr. Nikovic, who joined the team in 2007, each of the team members has been Integrity for five years and is currently responsible for participating in security selection for the Fund. Mr. Nikovic was previously employed as a Senior Equity Analyst/Trader with Warrington Partners.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, California 90025, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund’s assets allocated to LA Capital. This team consists of Thomas D. Stevens, Hal W. Reynolds and David R. Borger, all of whom joined LA Capital in 2002. Mr. Stevens, a CFA and Principal, is the Chairman of LA Capital. Mr. Reynolds, a CFA and Principal, is the Chief Investment Officer of LA Capital. Mr. Borger, a CFA and Principal, is the Director of Research for LA Capital.

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Oppenheimer Capital LLC: Oppenheimer Capital LLC (Oppenheimer Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a sub-adviser to the Small Cap Fund. Michael Corelli and Eric Sartorius, CFA, manage the portion of the Small Cap Fund’s assets allocated to Oppenheimer Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Fund. Mr. Corelli, Managing Director, joined Oppenheimer Capital in 1999 as a senior analyst and has been a lead portfolio manager since 2003. Mr. Sartorius, Vice President, joined Oppenheimer Capital in 2001 as a senior research analyst and became a portfolio manager in 2008.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund’s assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst, are responsible for all investment decisions regarding the Small Cap Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm’s Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in 1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a sub-adviser to the Small Cap Fund.  Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the portion of the Small Cap Fund’s assets allocated to Wellington Management since inception.  Mr. Rome joined Wellington Management as an investment professional in 1994.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

30

SMALL CAP VALUE FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Small Cap Value Fund — Class G Shares (including AFFE)	X.XX	%
Small Cap Value Fund — Class G Shares (excluding AFFE)	X.XX	%
Small Cap Value Fund — Class G Shares (excluding AFFE and after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Small Cap Value Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

31

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $X.XX million and $X.XX billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $X.XX million and $X.XX billion as of December 31, 2009).  The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.  The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

32

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	23.13%
2001	12.43%
2002	-11.64%
2003	42.79%
2004	22.98%
2005	6.78%
2006	20.19%
2007	-6.80%
2008	-34.19%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 2000 Value Index.

Small Cap Value Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                        The inception date for the Fund’s Class A Shares is December 20, 1994.  Index returns are shown from December 31, 1994.

**                                 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

33

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Artisan Partners Limited Partnership: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a sub-adviser to the Small Cap Value Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. serve as portfolio managers of the portion of the Small Cap Value Fund’s assets allocated to Artisan and are responsible for researching investment opportunities and the securities selection process. Messrs. Satterwhite and Kieffer are Managing Directors of Artisan and have co-managed Artisan’s Small-Cap Value Strategy for over 5 years. They both joined Artisan in 1997. Mr. Sertl became co-manager of the portion of the Small Cap Value Fund’s assets allocated to Artisan in May 2006. Prior to that time, Mr. Sertl was an analyst working with Mr. Satterwhite and Mr. Kieffer on Artisan’s small-cap value strategy, including the Small Cap Value Fund. Mr. Sertl joined Artisan in 2000.

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund’s assets allocated to LMIL is managed by R.Todd Vingers, CFA, a Portfolio Manager, who oversees the entire Value Team at LMIL and is responsible for researching within the small cap value universe. Mr. Vingers joined LMIL in 2003 as a small cap value portfolio manager and has over 18 years of investment experience. Prior to joining LMIL he was with American Century as a Portfolio Manager.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Small Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Small Cap Value Fund’s assets allocated to LSV. An affiliate of the Small Cap Fund’s adviser owns an interest in LSV. The Small Cap Fund’s adviser pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund’s assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale’s Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. He has been the Director of Research since January 2008.  Prior to joining Martingale in 2004, Mr. Eysenbach was a private investor from 2002-2003. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

PanAgora Asset Management Inc.: PanAgora Asset Management Inc. (PanAgora), located at 470 Atlantic Avenue, 8th Floor,  Boston, Massachusetts 02210, serves as a sub-adviser to the Small Cap Value Fund.  A

34

team of investment professionals at PanAgora manages the portion of the Small Cap Value Fund’s assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Sanjoy Ghosh, Ph.D., Jane Zhao, Ph.D., Scott Baum and Joel Feinberg.  Mr.

Sorensen, President and CEO, is responsible for the firm’s business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm’s dynamic equity strategies.  Mr. Ghosh, Portfolio Manager, is also responsible for the firm’s dynamic equity strategies.  Ms. Zhao, Portfolio Manager, is responsible for conducting research for PanAgora’s Equity strategies.  Mr. Baum, Director, Equity Trading, is focused on developing coordinated trading strategies and systems that minimize transaction costs.  Mr. Feinberg, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.  Ms. Zhao joined PanAgora in 2006 from the University of Arizona where she studied Finance.  Prior to joining PanAgora in 2008, Mr. Baum worked as a Senior Vice President in the Algorithmic Trading Group at ITG from 2003-2005 and as a Director in the Proprietary Trading Group at Nomura from 2005-2007.  Mr. Feinberg has been with PanAgora since 2002 working within portfolio construction for the last several years.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a sub-adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund’s assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst are responsible for all investment decisions regarding the Small Cap Value Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm’s Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in 1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02019, serves as a sub-adviser to the Small Cap Value Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst, serves as the portfolio manager for the portion of the Small Cap Value Fund’s assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

35

SMALL CAP GROWTH FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Small Cap Growth Fund — Class G Shares	X.XX	%
Small Cap Growth Fund — Class G Shares (after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Small Cap Growth Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

36

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $X.XX million and $X.XX billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $X.XX million and $X.XX billion as of December 31, 2009).  The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.  The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

37

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	-12.41%
2001	-12.45%
2002	-33.74%
2003	56.00%
2004	9.57%
2005	3.48%
2006	11.31%
2007	1.90%
2008	-47.81%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 2000 Growth Index.

Small Cap Growth Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                        The inception date for the Fund’s Class A Shares is April 20, 1992.  Index returns are shown from April 30, 1992.

**                                 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance

38

would be lower.  The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Growth Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Growth Fund’s assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm’s investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR’s equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a sub-adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund’s assets allocated to Janus is managed by a team of investment professionals headed by William H. Bales, whose role is to oversee portfolio construction. Mr. Bales also serves as Team Leader for Institutional Small Cap Growth portfolios and has been a Portfolio Manager and Executive Vice President of the Janus Venture Fund (closed to new investors) since February 1997. Other members of the team include Paul Berg, Eileen Hoffmann, Chad Meade, Brian A. Schaub, Scott Stutzman and Philip Cody Wheaton.  All of the team members are also team members on other SEI funds.  Mr. Berg has been a Research Analyst at Janus since April 2004. Prior to joining Janus, Mr. Berg had been a Portfolio Manager and Senior Equity Analyst at Strong Capital Management since November 2000. Ms. Hoffmann has been a Research Analyst at Janus since October 2004. Before joining Janus, Ms. Hoffmann had been a Vice President and Co-Portfolio Manager at Cordillera Asset Management since January 2002. Mr. Meade has been a Research Analyst at Janus since August 2001. Mr. Meade is also Portfolio Manager of other Janus accounts. Mr. Schaub has been a Research Analyst at Janus since June 2000. Mr. Schaub is also Portfolio Manager of other Janus accounts. Mr. Stutzman has been a Research Analyst at Janus since January 2007. Prior to joining Janus, Mr. Stutzman worked as an analyst for The Boston Company since August 2004. Prior to The Boston Company, Mr. Stutzman had worked at Gulfco Ltd. from September 2001 to January 2004. Mr. Wheaton has been a Research Analyst at Janus since September 2001. Each team member is responsible for participating in security selection for the Small Cap Growth Fund.

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund’s assets allocated to LMIL is co-managed by Andrew L. Beja, CFA, a Portfolio Manager, who is additionally responsible for researching the business services, consumer & software sectors and Thomas L. Holman, a Portfolio Manager, who is additionally responsible for researching the Technology and Healthcare IT sectors. Messrs. Beja and Holman have over 22 and 16 years of investment experience, respectively. Mr. Beja has been a portfolio manager for 8 years at LMIL. Mr. Holman was formerly a portfolio manager with Evergreen Investments prior to joining LMIL in 2004.

39

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a sub-adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund’s assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

Oppenheimer Capital LLC: Oppenheimer Capital LLC (Oppenheimer Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a sub-adviser to the Small Cap Growth Fund. Michael Corelli and Eric Sartorius, CFA, manage the portion of the Small Cap Growth Fund’s assets allocated to Oppenheimer Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Growth Fund. Mr. Corelli, Managing Director, joined Oppenheimer Capital in 1999 as a senior analyst and became a lead portfolio manager in 2003. Mr. Sartorius, Vice President, joined Oppenheimer Capital in 2001 as a senior research analyst and became a portfolio manager in 2008.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

40

TAX-MANAGED SMALL CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Tax-Managed Small Cap Fund — Class G Shares (including AFFE)	X.XX%
Tax-Managed Small Cap Fund — Class G Shares (excluding AFFE)	X.XX%
Tax-Managed Small Cap Fund — Class G Shares (excluding AFFE and after commission recapture)	X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Small Cap Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $X.XX million and $X.XX billion as of December 31, 2009).  The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser. Each sub-adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments.  Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.  Generally, the sub-advisers attempt to maximize after-tax returns by buying securities with the expectation of holding such securities for a period of one or more years and offsetting gains with losses where possible.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be

42

more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2001	-2.96%
2002	-19.12%
2003	48.70%
2004	16.62%
2005	6.84%
2006	12.34%
2007	1.65%
2008	-41.16%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 2500 Index.

Tax-Managed Small Cap Fund — Class A	1 Year	5 Years	Since Inception*
Return Before Taxes	X.XX%	X.XX%	X.XX%
Return After Taxes on Distributions**	X.XX%	X.XX%	X.XX%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX%	X.XX%	X.XX%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX%	X.XX%	X.XX%

*                                         The inception date for the Fund’s Class A Shares is October 31, 2000.  Index returns are shown from October 31, 2000.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

43

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Tax-Managed Small Cap Fund. The portion of the Tax-Managed Small Cap Fund’s assets allocated to LMIL is managed by R.Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMIL in 2002 as a small cap value portfolio manager and has over 18 years of investment experience. He oversees the entire Value Team at LMIL and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMIL in 2005 as a mid cap value portfolio manager and has over 33 years of investment experience. Mr. Cleven joined LMIL in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Vingers is the Portfolio Manager for the small cap assets of the Fund while Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a sub-adviser to the Tax-Managed Small Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small Cap Fund’s assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Small Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund’s assets allocated to LSV. An affiliate of the Tax-Managed Small Cap Fund’s adviser owns an interest in LSV. The Tax-Managed Small Cap Fund’s adviser pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.40% of the average monthly market value of the portion of the Tax-Managed Small Cap Fund’s assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

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Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Small Cap Fund. David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manage the portion of the Tax-Managed Small Cap Fund’s assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have both held the same position since joining the firm.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a sub-adviser to the Tax-Managed Small Cap Fund. Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, serves as Portfolio Manager of the portion of the Tax-Managed Small Cap Fund’s assets allocated to Wellington Management. Mr. Angeli joined Wellington Management as an investment professional in 1994, became a Vice President in 1996, an equity portfolio manager in 1997, and a Senior Vice President in 2001.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the Tax-Managed Small Cap Fund. A team of investment professionals led by Senior Portfolio Managers Stuart O. Roberts and Jerome C. Philpott, CFA, manages the portion of the Tax-Managed Small Cap Fund’s assets allocated to WellsCap. Mr. Roberts joined WellsCap in 1990 and has specialized in small cap growth investing since 1983. Mr. Philpott joined WellsCap in 1991 and serves as managing director and senior portfolio manager for Wells Capital Management’s Montgomery Small Cap Growth Equity team.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

45

MID-CAP FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Mid-Cap Fund — Class G Shares	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Mid-Cap Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund

46

operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies, including ETFs.  The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell Mid-Cap Index (between approximately $X.XX million and $X.XX billion as of December 31, 2009).  The Fund utilizes multiple sub-advisers to manage the Fund’s portfolio under the general supervision of the Fund’s adviser.  The sub-advisers, in managing the Fund’s assets, select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole.  The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average

47

annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	4.92%
2001	1.10%
2002	-14.31%
2003	40.97%
2004	22.74%
2005	14.78%
2006	14.62%
2007	2.29%
2008	-41.45%
2009	X.XX %

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell Mid-Cap Index.

Mid-Cap Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Russell Mid-Cap Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is February 16, 1993.  Index returns are shown from February 28, 1993.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

48

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as the sub-adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund’s assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale’s Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. He has been the Director of Research since January 2008. Prior to joining Martingale in 2004, Mr. Eysenbach was a private investor from 2002-2003. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund’s assets allocated to QMA. The team consists of Margaret Stumpp, PhD, Peter Xu, PhD, Stacie L. Mintz, Daniel Carlucci, CFA and Devang Gambhirwala. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund and also conducts equity market research for all quantitative core equity portfolios.  Ms. Mintz, a Principal at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. She also manages the overall asset allocation for several large pension and manages several retail balanced portfolios and institutional equity portfolios.  Mr. Carlucci, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. He also co-manages several large-cap core and small-cap core equity portfolios and is responsible for managing QMA’s managed account strategies including its ADR portfolio.  Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. He is also responsible for the management of structured products.  Prior to joining QMA, Ms. Stumpp, Mr. Xu, Ms. Mintz, Mr. Carlucci and Mr. Gambhirwala were employed by QMA’s predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1994, 1988 and 1986, respectively.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

49

U.S. MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad U.S. equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

U.S. Managed Volatility Fund — Class G Shares (including AFFE)	X.XX	%
U.S. Managed Volatility Fund — Class G Shares (excluding AFFE)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
U.S. Managed Volatility Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

50

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The U.S. Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges.  These securities may include common stocks, preferred stocks, ETFs, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser. The Fund is expected to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The sub-advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio’s volatility. The sub-advisers may also use these instruments and techniques for non-hedging purposes. The sub-advisers may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  Although the Fund seeks to achieve returns similar to those of the broad U.S. equity markets but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective.  In fact, the Fund may have greater volatility than that of the broad U.S. equity markets.  The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a

51

relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions.  Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Fund’s price volatility.  However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivate instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.  The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2005	5.78%
2006	13.75%
2007	8.27%
2008	-29.08%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the S&P 500 Index and the Russell 3000 Index.

U.S. Managed Volatility Fund — Class A	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is October 28, 2004.  Index returns are shown from October 31, 2004.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 3000 Index is [INSERT DESCRIPTION]. The Fund has included the Russell 3000 because it is more closely aligned with the strategy and investments of the Fund and therefore may provide a more useful comparison than the S&P 500 Index.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the U.S. Managed Volatility Fund’s assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 11 years ago. Steve Sapra, Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 7 years ago. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

54

GLOBAL MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad global equity markets.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Global Managed Volatility Fund — Class G Shares (including AFFE)	X.XX	%
Global Managed Volatility Fund — Class G Shares (excluding AFFE)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Global Managed Volatility Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts and equity options. The Fund also may invest in futures, options on futures, swap agreements and engage in short sales.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund’s assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser. This approach is intended to manage the risk characteristics of the Fund. The Fund is expected to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility.  Over the long term, the Fund is expected to achieve a return similar to that of the MSCI World Equity Index, but with a lower level of volatility.  However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the sub-advisers believe would produce a less volatile return stream to the market. Each sub-adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

In managing the Fund’s currency exposure for foreign securities, the sub-advisers may buy and sell currencies for hedging purposes. The sub-advisers may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment).

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to those of the broad global equity markets, but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad global equity markets. The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign

56

countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries or developing countries are countries that the World Bank classifies as low, low-middle and upper-middle income countries. Developed countries are countries with overall high levels of economic prosperity. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve different risks than the strategies used by typical mutual funds, including short sales. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Fund’s price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

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Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund takes passive positions in currencies, which involve different techniques and risk analyses than the Fund’s purchase of securities. Passive investment in currencies may subject the Fund to additional risks and the value of the Fund’s investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2007	0.03%
2008	-27.13%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Morgan Stanley MSCI World Index.

Global Managed Volatility Fund — Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Morgan Stanley MSCI World Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

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*              The inception date for the Fund’s Class A Shares is July 27, 2006.  Index returns are shown from July 31, 2006.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The Morgan Stanley MSCI World Index consists of approximately 23 developed market countries.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a sub-adviser to the Global Managed Volatility Fund. A team of investment professionals manages the portion of the Global Managed Volatility Fund’s assets allocated to Acadian. The core equity investment team is led by five key individuals.  Ronald D. Frashure, President and Chief Executive Officer, plays a key role in Acadian’s investment research and quantitative management. Mr. Frashure has been with Acadian for 20 years. John R. Chisholm, Executive Vice President and Co-Chief Investment Officer, is responsible for direction and oversight of the firm’s portfolio management and research efforts. Mr. Chisholm joined Acadian in 1984. Brian K. Wolahan, a Senior Vice President and Director of Alternative Strategies, is responsible for the development of new investment strategies and contributes to the improvement of quantitative techniques for evaluating markets and securities. Mr. Wolahan joined Acadian in 1990. Raymond F. Mui, a Senior Vice President and Portfolio Manager, specializes in the development of investment strategies for the developed and emerging equity markets. Mr. Mui joined Acadian in 1991. Charles H. Wang, a Senior Vice President and Co-Director of Research, is responsible for quantitative research, model implementation, and emerging market strategies. Mr. Wang joined Acadian in 2000. Messrs. Frashure, Chisholm, Wolahan, Mui and Wang have all held their current positions at Acadian for the past five years.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Global Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the Global Managed Volatility Fund’s assets allocated to Analytic. The team’s day-to-day portfolio management responsibilities are led by Dennis Bein, Chief Investment Officer and Portfolio Manager, and handled primarily by David Krider, a Research Analyst. Mr. Bein joined the firm in 1995 as a portfolio manager and he became Chief Investment Officer in 2004. Mr. Krider joined Analytic in 2005. Before joining Analytic, Mr. Krider was the founder of Visualize, Inc., and served as the firm’s Chief Technology Officer from 1996-2005. Harindra de Silva, PhD,

59

President and Portfolio Manager, is primarily responsible for research on the strategy (i.e., model maintenance and design) Analytic employs in managing the portion of the Global Managed Volatility Fund’s assets for which it is responsible. Dr. de Silva has been a member of the U.S. equity team since joining Analytic 11 years ago.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

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TAX-MANAGED MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

To maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Tax-Managed Managed Volatility Fund — Class G Shares (including AFFE)	X.XX	%
Tax-Managed Managed Volatility Fund — Class G Shares (excluding AFFE)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Managed Volatility Fund —Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher

61

taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Tax-Managed Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges.  These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.  Although the Fund will be measured against the Russell 3000 Index, the Fund is expected to have significant sector and market capitalization deviations from the Index given its focus on absolute risk as opposed to index relative risk.  This could lead to significant performance deviations relative to the Index over shorter-term periods.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser.  Each sub-adviser, in managing its portion of the Fund’s assets, intends to achieve returns similar to those of the broad U.S. equity markets in a tax-efficient fashion, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.  This will tend to lead the Fund’s sub-advisers to construct portfolios with a low beta relative to the overall U.S. equity market.  In addition, the sub-advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.  The sub-advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio’s volatility.  The sub-advisers may also use these instruments and techniques for non-hedging purposes.  The sub-advisers may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers.  When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers.  This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  Although the Fund seeks to achieve returns similar to those of the broad U.S. and global equity markets, but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective.  In fact, the Fund may have greater volatility than that of the broad U.S. and global equity markets.  The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small

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companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve different risks than the strategies used by typical mutual funds, including short sales and derivative transactions.  Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Fund’s price volatility.  However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.  The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2008	-24.53%
2009	X.XX	%

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 3000 Index.

Tax-Managed Managed Volatility Fund — Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*              The inception date for the Fund’s Class A Shares is December 20, 2007.  Index returns are shown from December 31, 2007.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

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Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals at Analytic will make recommendations on management of the Tax-Managed Managed Volatility Fund’s assets, including the purchase, sale and retention of those assets.  In general, transactions that Analytic recommends will be executed by Parametric Portfolio Associates.  Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been Analytic’s President and a portfolio manager for the U.S. equity team since joining Analytic in 1995. Steve Sapra, Portfolio Manager, has been a portfolio manager for the U.S. equity team since joining Analytic in 1999. Roger Clarke, Chairman, has held his current position since 1996. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Bein and Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein and Mr. Clarke work in oversight roles.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals manages the portion of the Tax-Managed Managed Volatility Fund’s assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO’s research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000.  Stuart P. Kaye, CFA, Principal, has been a portfolio manager with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Managed Volatility Fund’s assets allocated to Parametric. Mr. Seto has been with Parametric since 1998 and has held his current positions since joining the firm.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

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REAL ESTATE FUND

Fund Summary

Investment Goal

Total return, including current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Real Estate Fund — Class G Shares (including AFFE)	X.XX	%
Real Estate Fund — Class G Shares (excluding AFFE)	X.XX	%
Real Estate Fund — Class G Shares (excluding AFFE and after commission recapture)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year		3 Years		5 Years		10 Years
Real Estate Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, ETFs, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)).  The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States.  The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of the Fund’s investments in REITs or REOCs.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform the other segments of the equity markets or the equity markets as a whole. To the extent

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that the Fund’s investments are concentrated in issuers conducting business in the real estate industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2004	36.94%
2005	16.33%
2006	36.17%
2007	-16.68%
2008	-41.30%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Wilshire Real Estate Securities Index.

Real Estate Fund — Class A	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Wilshire Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                                        The inception date for the Fund’s Class A Shares is November 13, 2003.  Index returns are shown from November 30, 2003.

**                                 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation

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and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and REOCs.  The index is capitalization-weighted.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a sub-adviser to the Real Estate Fund. Anthony R. Manno, Jr., Kenneth D. Statz and Kevin W. Bedell serve as portfolio managers to the portion of the Real Estate Fund’s assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as a sub-adviser to the Real Estate Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst, serves as the portfolio manager for the portion of the Real Estate Fund’s assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

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ENHANCED INCOME FUND

Fund Summary

Investment Goal

Capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Enhanced Income Fund — Class G Shares (including AFFE)	X.XX	%
Enhanced Income Fund — Class G Shares (excluding AFFE)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Enhanced Income Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Enhanced Income Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund’s sub-advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund’s average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.

The Fund uses a multi-manager approach under the general supervision of the Fund’s adviser, allocating the assets among multiple sub-advisers that use different investment strategies designed to produce a total return that exceeds the total return of the 3-Month LIBOR.

The sub-advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the sub-advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. In managing the Fund’s currency exposure for foreign securities, the sub-advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic

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and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value

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because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payment obligations to the Fund will cause the value of your investment in the Fund to decrease.

Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

The Fund takes active positions in currencies, which involve different techniques and risk analyses than the Fund’s purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the

73

imposition of currency controls or other political developments in the United States or abroad.  These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2007	-1.03%
2008	-28.08%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the 3-Month LIBOR Index.

Enhanced Income Fund — Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
3-Month LIBOR Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*              The inception date for the Fund’s Class A Shares is July 27, 2006.  Index returns are shown from July 31, 2006.

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**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The 3-Month LIBOR Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the Enhanced Income Fund. A team of investment professionals manages the portion of the Enhanced Income Fund’s assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a co-Portfolio Manager of the High Yield Bond Fund. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 18 years, 12 years and 19 years, respectively, of experience with the leveraged finance asset class.

UBS Global Asset Management (Americas) Inc.: UBS Global Asset Management (Americas) Inc. (UBS Global AM), located at One North Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Enhanced Income Fund.  Christian Jochum, Head of Global Bonds and Managing Director, is the portfolio manager for the portion of the Enhanced Income Fund’s assets allocated to UBS Global AM.  Mr. Jochum joined the firm in May 1999 and has been responsible for global fixed income portfolio management and strategy.  Mr. Jochum has access to certain members of the fixed-income investment management team who provide Mr. Jochum with research on the Enhanced Income Fund’s investment selection and portfolio construction.  The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Enhanced Income Fund invests. Mr. Jochum, as portfolio manager and coordinator for management of the Enhanced Income Fund, is solely and primarily responsible for the day-to-day management of the Enhanced Income Fund’s portfolio and as such, he has ultimate responsibility for the Enhanced Income Fund’s investment selection and portfolio construction and reviews the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02019, serves as a sub-adviser to the Enhanced Income Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager, serves as the portfolio manager for the portion of the Enhanced Income Fund’s assets allocated to Wellington Management. Mr. Smith joined Wellington Management as an investment professional in 1992. He became a fixed income portfolio manager and a Vice President in 2001, and has been a Senior Vice President since 2006.

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For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

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CORE FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.28%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Core Fixed Income Fund — Class G Shares	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Core Fixed Income Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign securities, including emerging market, corporate and Government fixed income securities, and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. The sub-advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.  The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-).  However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

While each sub-adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of December 31, 2009 it was X.XX years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as

78

well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries or developing countries are countries that the World Bank classifies as low, low-middle and upper-middle income countries. Developed countries are countries with overall high levels of economic prosperity. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund takes active positions in currencies, which involve different techniques and risk analyses than the Fund’s purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.  These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Derivatives are instruments that derive their value from an underlying security, currency, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of currencies and other instruments held by the Fund, and of the derivative instruments relating to those currencies and other

79

instruments, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the underlying instruments to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payment obligations to the Fund will cause the value of your investment in the Fund to decrease.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities in which the Fund invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.  However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions.  There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations.  In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market

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segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	12.52%
2001	6.95%
2002	9.10%
2003	5.32%
2004	4.66%
2005	2.18%
2006	4.55%
2007	4.04%
2008	-7.13%
2009	X.XX %

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Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Barclays Capital Aggregate Bond Index.

Core Fixed Income Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Barclays Capital Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date for the Fund’s Class A Shares is May 1, 1987.  Index returns are shown from May 31, 1987.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Barclays Capital Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the Core Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the Core Fixed Income Fund’s assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 11766 Wilshire Boulevard, Suite 1500, Los Angeles, California 90025, serves as a sub-adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund’s assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest’s Chief Investment Officer, who is responsible for developing the firm’s long-term

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economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process.  Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Bill Stevens, Tom O’Connor, Lynne Royer and Troy Ludgood manages the portion of the Core Fixed Income Fund’s assets allocated to WellsCap. These four senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. He has served as Co-head, a Senior Portfolio Manager, Senior Managing Director and Chief Fixed Income Officer at WellsCap for the past 5 years. Mr. O’Connor joined Montgomery in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 5 years. Ms. Royer joined Montgomery in 1996, and began her investment career in 1985. She has served as a Senior Portfolio Manager, Director of Credit Research and Senior Analyst at WellsCap for the past 5 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 5 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap’s core fixed income strategy, which is employed by the Core Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt, Mark S. Lindbloom and Michael C. Buchanan manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Moody, Eichstaedt Lindbloom and Buchanan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Moody and Eichstaedt have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Moody joined Western Asset as a Portfolio Manager in 1985; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005.  Prior to joining Western in 2005, Mr. Michael C. Buchanan, was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the Core Fixed Income Fund. Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Manager Detlev S. Schlichter manage the portion of the Core Fixed Income Fund’s assets allocated to Western Asset Limited.  Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Mr. Schlichter, Portfolio Manager of Western Asset Limited since 2001, is responsible for portfolio structure, including sector allocation, duration weighting and

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term structure decisions.  Messrs. Leech and Walsh have each served as portfolio managers for Western Asset Limited for over 10 years.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

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U.S. FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.28%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*                                         Other expenses are based on estimated amounts for the current fiscal year.

**                                  Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***                           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and/or the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and/or the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

U.S. Fixed Income Fund — Class G Shares	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
U.S. Fixed Income Fund — Class G Shares	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.]

Principal Investment Strategies

Under normal circumstances, the U.S. Fixed Income Fund will invest at least 80% of its net assets in U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each sub-adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of December 31, 2009 it was X.XX years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to

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these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.   Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.  However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions.  There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations.  In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

The Fund is subject to credit risk, which means it is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

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Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

Performance Information

[As of January 31, 2010, Class G Shares of the Fund had not yet commenced operations, and did not have a performance history. Class A Shares of the Fund commenced operations on July 7, 2009.] Because Class A Shares of the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the U.S. Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the U.S. Fixed Income Fund’s assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style

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oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 11766 Wilshire Boulevard, Suite 1500, Los Angeles, California 90025, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund’s assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest’s Chief Investment Officer, who is responsible for developing the firm’s long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; and Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the U.S. Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Bill Stevens, Tom O’Connor, Lynne Royer and Troy Ludgood manages the portion of the U.S. Fixed Income Fund’s assets allocated to WellsCap. These four senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. He has served as Co-head, a Senior Portfolio Manager, Senior Managing Director and Chief Fixed Income Officer at WellsCap for the past 5 years. Mr. O’Connor joined Montgomery in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 5 years. Ms. Royer joined Montgomery in 1996, and began her investment career in 1985. She has served as a Senior Portfolio Manager, Director of Credit Research and Senior Analyst at WellsCap for the past 5 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 5 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap’s core fixed income strategy, which is employed by the U.S. Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt, Mark S. Lindbloom and Michael C. Buchanan manages the portion of the U.S. Fixed Income Fund’s assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Moody, Eichstaedt, Lindbloom and Buchanan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.  Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Moody joined Western Asset as a Portfolio Manager in 1985; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005. Prior to joining Western Asset in 2005, Mr. Buchanan was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the U.S. Fixed Income Fund. Chief Investment Officer Stephen A. Walsh, CIO Emeritus S.

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Kenneth Leech and Portfolio Manager Detlev S. Schlichter manage the portion of the U.S. Fixed Income Fund’s assets allocated to Western. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Mr. Schlichter, Portfolio Manager of Western since 2001, is responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech and Walsh have each served as portfolio managers for Western for over 10 years.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

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HIGH YIELD BOND FUND

Fund Summary

Investment Goal

Total return.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.49%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

**           The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser and the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

High Yield Bond Fund — Class G Shares (including AFFE)	X.XX	%
High Yield Bond Fund — Class G Shares (excluding AFFE)	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
High Yield Bond Fund — Class G Shares	$	XXX	$	XXX	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities.  The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations.  The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Fund’s adviser.  To a limited extent, the Fund’s adviser may also directly manage a portion of the Fund’s portfolio.  In managing the Fund’s assets, the sub-advisers and, to the extent applicable, the Fund’s adviser, select securities that offer a high current yield as well as total return potential.  The Fund’s securities are diversified as to issuers and industries.  The Fund’s average weighted maturity may vary, and will generally not exceed ten years.  There is no limit on the maturity or credit quality of any security.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years, and since the Fund’s inception, compared with those of a broad measure of market performance.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2000	-7.24%
2001	6.92%
2002	3.91%
2003	21.15%
2004	10.23%
2005	2.07%
2006	10.11%
2007	1.48%
2008	-30.55%
2009	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Merrill Lynch U.S. High Yield Master II Constrained Index.

High Yield Bond Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Merrill Lynch U.S. High Yield Master II Constrained Index Return (reflects no deduction for fees, expenses or taxes)***†	X.XX	%	X.XX	%	X.XX	%	N/A

*                                         The inception date for the Fund’s Class A Shares is January 11, 1995.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower. The Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly. The Merrill Lynch U.S. High

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Yield Master II Constrained Index reflects the reinvestment of dividends. In prior years, the Fund’s return had been compared to the CS First Boston High Yield Index.  The Fund’s adviser believes that the Merrill Lynch U.S. High Yield Master II Constrained Index better represents the U.S. high yield market and the Fund’s investment opportunities.

†                                           The Merrill Lynch U.S. High Yield Master II Constrained Index Return for the Since Inception period is not provided since returns for the index are not available prior to 1996.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund’s assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella, John Leupp and David Sachs. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a co-Portfolio Manager on the SEI Institutional Managed Trust account. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 18 years, 12 years and 19 years, respectively, of experience with the leveraged finance asset class. Mr. Sachs, Co-Head of the Investment Oversight Committee for Ares Capital Markets Group, joined Ares as a founding partner in 1997 and has over 27 years of experience in leveraged finance and managing structured funds.

Brigade Capital Management, LLC: Brigade Capital Management, LLC (Brigade), located at 717 Fifth Avenue, Suite 1301, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. The portfolio manager of the High Yield Bond Fund’s assets allocated to Brigade is Donald E. Morgan, III. Mr. Morgan is responsible for the day-to-day management and investment decisions made with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in 2006 and has served as the managing partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000-2006.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the High Yield Bond Fund. A team of investment professionals, led by Kevin P. Loome, CFA, manages the portion of the High Yield Bond Fund’s assets allocated to DMC. Mr. Loome, Senior Vice President, Senior Portfolio Manager, and Head of High Yield Investments, is responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining DMC in August 2007, he spent eleven years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager.

Guggenheim Investment Management, LLC: Guggenheim Investment Management, LLC (GIM), with its main office located at 135 East 57th Street, 6th Floor, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. Todd L. Boehly, a Managing Partner, and Patrick L. Mitchell, a Managing Director, manage the portion of the High Yield Bond Fund’s assets allocated to GIM. Mr. Boehly joined GIM as a Managing Director in October of 2001 to manage the leveraged credit investing business. Mr. Boehly is a Managing Partner and a member of the firm’s Management Committee and the GIM Credit Committee. Currently, Mr. Boehly is responsible for the firm’s leverage credit investing and trading business and the middle market loan origination business. Prior to joining GIM, Mr. Boehly was a Vice President at Whitney & Co. Mr. Mitchell joined GIM in 2009 as Managing Director having more than 30 years of experience in portfolio management, commercial banking, research and investments. Previously, Mr.

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Mitchell was a Managing Director at Maple Stone Capital Management and Metropolitan West Financial, and managed portfolios for the California State Teachers’ Retirement System (the last four years as the Chief Investment Officer), the nation’s second-largest pension fund.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., serves as a sub-adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and Lead Portfolio Manager, and Thomas Hauser, a Vice President, manage the portion of the High Yield Bond Fund’s assets allocated to JPMIM. Mr. Cook is lead portfolio manager for all high-yield assets and absolute return credit products. Mr. Hauser is responsible for co-managing all high yield total return assets and absolute return credit products as well as overseeing the high yield trading effort. Messrs. Cook and Hauser have been portfolio managers at JPMIM since June 2004. Prior to joining JPMIM in 2004, they were employed as portfolio managers at 40/86 Advisors.

SEI Investments Management Corporation: SEI Investments Management Corporation (SIMC), located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the High Yield Bond Fund’s adviser.  Gregory A. Soeder, CFA and David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the High Yield Bond Fund’s assets in a manner that they believe will help the Fund achieve its investment goals.  Mr. Soeder joined SIMC in 1997 and currently serves as one of two senior portfolio managers on the Global High Yield Team with Mr. Aniloff. His duties include strategy development and enhancement, manager analysis and selection and investment research across the Global High Yield capital markets. Mr. Soeder also spearheaded the development of SIMC’s structured credit capabilities and currently serves as co-portfolio manager focusing on security selection and portfolio construction. Mr. Aniloff joined SIMC in 2000 and currently serves as one of two senior portfolio managers on the Global High Yield Team with Mr. Soeder. Mr. Aniloff was also a key developer of SIMC’s structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC’s proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC’s suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Messrs. Soeder and Aniloff have each held their current positions with SIMC for more than 5 years.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

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REAL RETURN FUND

Fund Summary

Investment Goal

Total return exceeding the rate of inflation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class G Shares
Management Fees	0.22%
Distribution (12b-1) Fees	0.25%
Other Expenses	X.XX	%*
Acquired Fund Fees and Expenses	X.XX	%**
Total Annual Fund Operating Expenses	X.XX	%***

*              Other expenses are based on estimated amounts for the current fiscal year.

**           Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***         The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s adviser, the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Fund’s adviser’s, the Fund’s administrator’s and the Fund’s distributor’s voluntary waivers are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Real Return Fund — Class G Shares	X.XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Real Return Fund — Class G Shares	$	XXX	$	XXX

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  [During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.]

Principal Investment Strategies

The Real Return Fund uses a multi-manager approach under the general supervision of the Fund’s adviser, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, the Fund’s adviser may also directly manage a portion of the Fund’s portfolio.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or “TIPS,” are a type of inflation-indexed bond in which the Fund may invest.

The Fund may also use derivative instruments that provide an inflation-adjusted return.  A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index.  The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies.

The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid

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market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease.

Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

[As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history. Class A Shares of the Fund commenced operations on July 7, 2009.] Because Class A Shares of the Fund did not have a full calendar year of performance as of December 31, 2009, performance results have not been provided.

Management

Investment Adviser. SEI Investments Management Corporation

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Sub-Adviser and Portfolio Manager.

Wellington Management Company, LLP:  Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a sub-adviser to the Real Return Fund.  Lindsay Thrift Politi, Vice President and Fixed Income Portfolio Manager of Wellington Management, serves as Portfolio Manager for the portion of the Real Return Fund’s assets allocated to Wellington Management to be managed in the U.S. Treasury Inflation Protected Securities (TIPS) investment approach.  Ms. Politi joined Wellington Management as an investment professional in 2000.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information about the Funds” section on page 100 of this prospectus.

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Summary of Other Information about the Funds

Purchase and Sale of Fund Shares

There is no minimum initial or subsequent investment requirement.  You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  You may sell your Fund shares by contacting your financial institution or intermediary directly.  Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section on page 109 of this prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC and one or more sub-advisers (each, a Sub-Adviser and, together, the Sub-Advisers), who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goals. SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the sub-advisers comply with the Funds’ investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds’ Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond and Real Return Funds’ assets in a manner that it believes will help the Funds achieve their investment goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, for temporary defensive purposes, the Small Cap, Small Cap Growth, Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds may invest all or a portion of their assets in common stocks of larger, more established companies and in investment grade fixed income securities. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

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This prospectus describes the Funds’ primary investment strategies. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

Risk Information

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds SIMC focuses on four key principles: asset allocation, portfolio structure, the use of sub-advisers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC’s investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of sub-advisers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These sub-advisers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates sub-advisers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

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Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds.  SIMC makes investment decisions for the High Yield Bond Fund and continuously reviews, supervises and administers each Fund’s investment program.  As of December 31, 2009, SIMC had approximately $XX.X billion in assets under management.  For the fiscal year ended September 30, 2009, SIMC received investment advisory fees as a percentage of each Fund’s average net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Value Fund	0.35%	X.XX	%
Large Cap Growth Fund	0.40%	X.XX	%
Tax-Managed Large Cap Fund	0.40%	X.XX	%
Small Cap Value Fund	0.65%	X.XX	%
Small Cap Growth Fund	0.65%	X.XX	%
Tax-Managed Small Cap Fund	0.65%	X.XX	%
Mid-Cap Fund	0.40%	X.XX	%
U.S. Managed Volatility Fund	0.65%	X.XX	%
Global Managed Volatility Fund	0.65%	X.XX	%
Tax-Managed Managed Volatility Fund	0.65%	X.XX	%
Real Estate Fund	0.65%	X.XX	%
Enhanced Income Fund	0.40%	X.XX	%
Core Fixed Income Fund	0.28%	X.XX	%
U.S. Fixed Income Fund	0.28%	X.XX	%
High Yield Bond Fund	0.49%	X.XX	%
Real Return Fund	0.22%	X.XX	%

For the fiscal year ended September 30, 2009, the Large Cap and Small Cap Funds were not in operation. Upon commencing operations, each of these Funds will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:

Large Cap Fund	0.39%
Small Cap Fund	0.65%

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ annual report, which covers the period October 1, 2008 through September 30, 2009.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

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PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class G Shares of the Funds.  The Funds offer Class G Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.  Financial institutions and intermediaries may purchase, sell or exchange Class G Shares by placing orders with the Transfer Agent or the Funds’ authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Institutions and intermediaries may also place orders by calling 1-800-858-7233.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period).  For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  So, for you to receive the current Business Day’s NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds.  You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.  Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.  The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker.  If such prices are not readily available or can not be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through the Committee designated by the Funds’ Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

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Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds’ administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.

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The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period.  A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares.  An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                                       if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.  When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans.  The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

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Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class G Shares of any Fund for Class G Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Funds directly by mail or telephone.  For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares of one fund and buying shares of another fund.  Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to

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the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day.  For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds’ Class G Shares. The distribution fee for Class G Shares, as a percentage of average daily net assets, may be up to 0.25%.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers

108

or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class G Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website).  Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Enhanced Income Funds distribute their investment income quarterly, while the Global Managed Volatility and Real Return Funds distributes their investment income annually. The Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you

109

reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Funds. Distributions that the Funds receive from an ETF taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so designated by the ETF or REIT. The Real Estate, High Yield Bond, Core Fixed Income, U.S. Fixed Income, Enhanced Income and Real Return Funds each expects to distribute primarily ordinary income distributions. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

With respect to the Global Managed Volatility Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in this Fund.

The Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account.  You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds’ SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

As of September 30, 2009, Class G Shares of the Funds had not commenced operations.

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SEI INSTITUTIONAL MANAGED TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2010 includes more detailed information about SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:      Write to the Funds at:

One Freedom Valley Drive

Oaks, PA 19456

By Internet:       The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

112

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

SEI-F-130 (1/10)

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SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund

Ticker Symbols: Class A—SLGAX, Class G and I—Not Open

Large Cap Value Fund

Ticker Symbols: Class A—TRMVX, Class G—Not Open, Class I—SEUIX

Large Cap Growth Fund

Ticker Symbols: Class A—SELCX, Class G—Not Open, Class I—SPGIX

Tax-Managed Large Cap Fund

Ticker Symbols: Class A—TMLCX, Class Y—Not Open

S&P 500 Index Fund

Ticker Symbols: Class A—SSPIX, Class E—TRQIX, Class I—SPIIX

Small Cap Fund

Ticker Symbols: Class A—SLLAX, Class G and I—Not Open

Small Cap Value Fund

Ticker Symbols: Class A—SESVX, Class G—Not Open, Class I—SMVIX

Small Cap Growth Fund

Ticker Symbols: Class A—SSCGX, Class G—Not Open, Class I—SPWIX

Tax-Managed Small Cap Fund

Ticker Symbols: Class A—STMSX, Class G—Not Open

Mid-Cap Fund

Ticker Symbols: Class A—SEMCX, Class G—Not Open, Class I—SIPIX

U.S. Managed Volatility Fund

Ticker Symbols: Class A—SVOAX, Class G—Not Open, Class I—SEVIX

Global Managed Volatility Fund

Ticker Symbols: Class A—SVTAX, Class G—Not Open, Class I—SGMIX

Tax-Managed Managed Volatility Fund

Ticker Symbols: Class A—TMMAX, Class G—Not Open

Real Estate Fund

Ticker Symbols: Class A—SETAX, Class G—Not Open, Class I—SEIRX

Enhanced Income Fund

Ticker Symbols: Class A—SEEAX, Class G—Not Open, Class I—SEIIX

Core Fixed Income Fund

Ticker Symbols: Class A—TRLVX, Class G—Not Open, Class I—SCXIX

U.S. Fixed Income Fund

Ticker Symbols: Class A—SUFAX, Class G—Not Open, Class I—SUFIX

High Yield Bond Fund

Ticker Symbols: Class A—SHYAX, Class G—Not Open, Class I—SEIYX

Real Return Fund

Ticker Symbols: Class A—SRAAX, Class G—Not Open, Class I—SSRIX

Prime Obligation Fund

Ticker Symbol: Class A—Not Open

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Managed Trust (the "Trust") and should be read in conjunction with the Trust's Class A, Class E, Class G, Class I and Class Y Shares prospectuses (the "Prospectuses"), each dated January 31, 2010. The Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended September 30, 2009, including notes thereto and the report of [ ] thereon, are incorporated herein by reference from the Trust's 2009 Annual Report. A copy of the 2009 Annual Report must accompany the delivery of this Statement of Additional Information.

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Adviser:

SEI Investments Management Corporation

Sub-Advisers:

Acadian Asset Management LLC
Analytic Investors, LLC
AQR Capital Management, LLC
Ares Management LLC
Aronson+Johnson+Ortiz, LP
Artisan Partners Limited Partnership
Brigade Capital Management, LLC
Columbia Management Advisors, LLC
Delaware Management Company
Goldman Sachs Asset Management, L.P
Guggenheim Investment Management, LLC
INTECH Investment Management LLC
Integrity Asset Management, LLC
Janus Capital Management LLC
J.P. Morgan Investment Management Inc.
Lee Munder Investments Ltd.
Legg Mason Capital Management, Inc.
Los Angeles Capital Management and Equity
  Research, Inc.
LSV Asset Management
Martingale Asset Management, L.P.
Metropolitan West Asset Management LLC
Neuberger Berman Management LLC
Oppenheimer Capital LLC
PanAgora Asset Management, Inc.
Parametric Portfolio Associates
Quantitative Management Associates LLC
Robeco Investment Management, Inc.
Security Capital Research &
  Management Incorporated
SSgA Funds Management, Inc.
UBS Global Asset Management (Americas) Inc.
Wellington Management Company, LLP
Wells Capital Management Inc.
Western Asset Management Company
Western Asset Management Company Limited

January 31, 2010

SEI-F-048 (1/10)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-14

American Depositary Receipts	S-14

Asset-Backed Securities	S-15

Commercial Paper	S-15

Construction Loans	S-15

Demand Instruments	S-16

Equity-Linked Warrants	S-16

Equity Securities	S-17

Fixed Income Securities	S-18

Foreign Securities	S-20

Forward Foreign Currency Contracts	S-20

Futures and Options on Futures	S-23

GNMA Securities	S-24

Illiquid Securities	S-25

Insurance Funding Agreements	S-25

Interfund Lending and Borrowing Arrangements	S-25

Investment Companies	S-25

Loan Participations and Assignments	S-26

Money Market Securities	S-26

Mortgage-Backed Securities	S-26

Mortgage Dollar Rolls	S-29

Municipal Securities	S-29

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-30

Obligations of Supranational Entities	S-31

Options	S-31

Pay-In-Kind Bonds	S-32

Put Transactions	S-32

Receipts	S-33

Real Estate Investment Trusts	S-33

Repurchase Agreements	S-34

Restricted Securities	S-34

Reverse Repurchase Agreements and Sale-Buybacks	S-34

Securities Lending	S-35

Short Sales	S-35

Swaps, Caps, Floors, Collars and Swaptions	S-36

Tracking Error	S-38

U.S. Government Securities	S-38

Variable and Floating Rate Instruments	S-39

When-Issued and Delayed Delivery Securities	S-39

Yankee Obligations	S-39

Zero Coupon Securities	S-39

INVESTMENT LIMITATIONS	S-40

THE ADMINISTRATOR AND TRANSFER AGENT	S-45

THE ADVISER AND SUB-ADVISERS	S-47

DISTRIBUTION AND SHAREHOLDER SERVICING	S-108

TRUSTEES AND OFFICERS OF THE TRUST	S-110

PROXY VOTING POLICIES AND PROCEDURES	S-114

PURCHASE AND REDEMPTION OF SHARES	S-115

TAXES	S-116

PORTFOLIO TRANSACTIONS	S-119

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-124

DESCRIPTION OF SHARES	S-124

LIMITATION OF TRUSTEES' LIABILITY	S-125

CODES OF ETHICS	S-125

VOTING	S-125

SHAREHOLDER LIABILITY	S-125

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-126

MASTER/FEEDER OPTION	S-127

CUSTODIANS	S-127

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-127

LEGAL COUNSEL	S-127

DESCRIPTION OF RATINGS	A-1

January 31, 2010

THE TRUST

SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class E, Class G, Class I and Class Y shares may be offered, which may provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information ("SAI") relates to the following portfolios: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return and Prime Obligation Funds (each, a "Fund" and, together, the "Funds"), including all classes of the Funds.

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-advisers (each, a "Sub-Adviser" and, together, the "Sub-Advisers") to the Funds are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

LARGE CAP FUND—Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $XX.X million and $XX.X billion as of December 31, 2009). These securities may include common stocks, preferred stocks, warrants, exchange-traded funds ("ETFs") and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SIMC.

The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

LARGE CAP VALUE FUND—The investment objective of the Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

The Fund may also invest in securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market and in American Depositary Receipts ("ADRs") traded on registered exchanges or on NASDAQ.

Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed delivery securities, receipts, shares of real estate investment trusts ("REITs") and shares of other investment companies, and lend its securities to qualified borrowers.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the Securities and Exchange Commission (the "SEC"), the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the "1940 Act"), provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

LARGE CAP GROWTH FUND—The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ, as well as ADRs not traded on an established exchange.

Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

TAX-MANAGED LARGE CAP FUND—The investment objective of the Tax-Managed Large Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities, or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may acquire shares of other investment companies, when-issued and delayed delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers.

The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's Sub-Advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

S&P 500 INDEX FUND—The S&P 500 Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective.

The Fund invests substantially all of its assets in index stocks and other securities listed in the S&P 500 Index, as well as securities that it expects to be added to the S&P 500 Index. The Fund's policy is to be fully invested in common stocks and other securities included in the S&P 500 Index, and it is expected that cash reserve items would normally be less than 10% of net assets. The equity securities in which the Fund invests are common stocks, preferred stocks, securities convertible into common stock and ADRs. The Fund may also: (i) engage in swap transactions; (ii) invest in U.S. dollar-denominated obligations or securities of foreign issuers; (iii) purchase shares of REITs; and (iv) invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by Standard & Poor's Corporation ("S&P") and/or Prime-1 by Moody's Investors Services, Inc. ("Moody's"), certificates of deposit and repurchase agreements involving such obligations although such investments will not be used for defensive purposes.

The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets that are tracking the performance of the S&P 500 Index, provided that the value of these contracts does not exceed 20% of the Fund's total assets. The Fund may only purchase those stock index futures contracts—such as futures contracts on the S&P 500 Index—that are likely to closely replicate the performance of the S&P 500 Index. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

The Fund may lend a portion of its assets to qualified institutions for the purpose of realizing additional income. The Fund may invest in illiquid securities; however, not more than 10% of its total assets will be invested in such instruments. The Fund may enter into forward commitments, or purchase securities on a when-issued or delayed delivery basis.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the S&P 500 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index.

An investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the S&P 500 Index.

The weightings of securities in the S&P 500 Index are based on each security's relative total market value, i.e., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 Index is currently composed of stocks of the 50 largest companies in the S&P 500 Index, and the S&P 500 Index currently represents over 60% of the market value of all U.S. common stocks listed on the New York Stock Exchange ("NYSE").

The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued. SSgA Funds Management, Inc. ("SSgA FM"), the Fund's Sub-Adviser, makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of SSgA FM, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the S&P 500 Index and similar reasons. In certain circumstances, SSgA FM may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer.

Use of S&P Trade Name. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in index funds generally or the Fund specifically or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the the Trust, as licensee, is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Trust or the Fund. S&P has no obligation to take the needs of the Trust or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SMALL CAP FUND—Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. For purposes of this Fund, a small company is a company with market capitalizations in the range of companies in the Russell 2000 Index (between $XX.X million and $XX.X billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $XX.X million and $XX.X billion as of December 31, 2009). The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managed generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

SMALL CAP VALUE FUND—The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are attractively valued in light of such fundamental characteristics as earnings, capital structure and/or return on invested capital, among other factors.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

SMALL CAP GROWTH FUND—The investment objective of the Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. Each Sub-Adviser selects stocks it believes have significant growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, among other considerations.

The Fund may also invest in securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market and in ADRs traded on registered exchanges or on NASDAQ.

Any remaining assets may be invested in equity securities of more established companies that the sub-advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

TAX-MANAGED SMALL CAP FUND—The investment objective of the Tax-Managed Small Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $XX.X million and $XX.X billion as of December 31, 2009).

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. Any remaining assets may be invested in other equity securities, and investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time. The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

MID-CAP FUND—The investment objective of the Mid-Cap Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of medium-sized companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell Mid-Cap Index (between approximately $XX.X million and $XX.X billion as of December 31, 2009). The Sub-Advisers select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions. Any remaining assets may be invested in equity securities of larger, more established companies, investment grade fixed income securities or money market securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

For temporary defensive purposes, when SIMC or the Sub-Advisers determine that market conditions warrant, the Fund may invest all or a portion of its assets in equity securities of larger companies.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

U.S. MANAGED VOLATILITY FUND—The investment objective of the U.S. Managed Volatility Fund is capital appreciation with less volatility than the broad U.S. equity markets. There can be no assurance that the Fund will achieve its investment objective.

The U.S. Managed Volatility Fund may invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures and swap agreements and engage in short sales.

The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

GLOBAL MANAGED VOLATILITY FUND—The Global Managed Volatility Fund seeks to provide capital appreciation with less volatility than the broad global equity markets. There can be no assurance that the Fund will achieve its investment objective.

The Global Managed Volatility Fund may invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts and equity options. The Fund also may invest in futures, options on futures and swap agreements and engage in short sales.

The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

TAX-MANAGED MANAGED VOLATILITY FUND—The investment objective of the Tax-Managed Managed Volatility Fund is to maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets. There can be no assurance that the Fund will achieve its investment objective.

The Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales. Although the Fund will be measured against the Russell 3000 Index, the Fund is expected to have significant sector and market capitalization deviations from the Index given its focus on absolute risk as opposed to index relative risk. This could lead to significant performance deviations relative to the Index over shorter-term periods.

Each Sub-Adviser, in managing its portion of the Fund's assets, intends to achieve returns similar to those of the broad U.S. equity markets in a tax efficient fashion, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. This will tend to lead the Fund's Sub-Advisers to construct portfolios with a low beta relative to the overall U.S. equity market. In addition, the Sub-Advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

REAL ESTATE FUND—The investment objective of the Real Estate Fund is total return, including current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and real estate operating companies ("REOCs")). The Fund is non-diversified and expects to hold a relatively small number of securities. As a result, changes in the value of an underlying security may have a more significant effect on the overall value of the Fund relative to a diversified fund. Generally, the Fund will invest in real estate companies operating in the United States.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

ENHANCED INCOME FUND—The Enhanced Income Fund seeks to provide capital appreciation and income. There can be no assurance that the Fund will achieve its investment objective.

The Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund's Sub-Advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund's average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.

Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, and (v) reverse repurchase agreements and sale buybacks. In addition, the Fund will utilize derivatives and may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures, foreign currency contracts and enter into swap transactions, including caps, collars, floors and swaptions. The Sub-Adviser may engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. A substantial portion of the Fund may be invested in derivatives as the Fund's currency exposure, which will equal up to 20% of the Fund's assets, will be achieved through currency forwards and the balance of the Fund will actively invest in derivatives.

The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 15% of its net assets in illiquid securities. Under normal conditions, the Fund's duration will range from zero to two years.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

CORE FIXED INCOME FUND—The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. U.S. and foreign, including emerging market, corporate and government fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the U.S. Government, its agencies and instrumentalities, or a foreign government, (iii) municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities, (vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities. Such securities may be denominated in either U.S. dollars or foreign currency.

Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans, (vi) Yankee obligations and (vii) reverse repurchase agreements and sale buybacks. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures, foreign currency contracts and enter into swap transactions, including caps, collars, floors and swaptions. The Sub-Adviser may engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of December 31, 2009 it was XX.X years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

U.S. FIXED INCOME FUND—The investment objective of the U.S. Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.

While each Sub- Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of December 31, 2009 it was X.XX years.

The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

HIGH YIELD BOND FUND—The investment objective of the High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. In managing the Fund's assets, the Sub-Advisers and, to a limited extent, SIMC select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security. In addition, the Fund may invest in unrated securities.

The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities; (ii) asset-backed securities; (iii) zero coupon, pay-in-kind or deferred payment securities; (iv) variable and floating rate instruments; and (v) Yankee obligations.

Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities; (ii) preferred stocks; (iii) equity securities; (iv) investment grade fixed income securities; (v) money market securities; (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities; and (vii) forward foreign currency contracts. The Fund may invest in U.S. dollar-denominated obligations and securities of foreign issuers. In addition, the Fund may purchase or write options, futures and options on futures and enter into swap transactions, including caps, collars, floors, credit default swaps and swaptions. The Fund may invest in ADRs traded on registered exchanges or on NASDAQ. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

The "Appendix" to this SAI sets forth a description of the bond rating categories of several nationally recognized statistical ratings organizations ("NRSROs"). The ratings established by each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the Sub-Advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The Sub-Advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

The achievement of the Fund's investment objective may be more dependent on a Sub-Adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

REAL RETURN FUND—The Real Return Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among sub-advisers using different investment strategies described to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest.

The Fund may also use derivative instruments that provide an inflation-indexed return. A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies.

The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies.

PRIME OBLIGATION FUND—The Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will achieve its investment objective.

Under normal market conditions, the Fund invests exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper (including asset-backed commercial paper) rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements, at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest (i.e., first-tier) short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commerical paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Sub-Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest (i.e., first- or second-tier) municipal bond rating categories, or, if not rated, determined by the Sub-Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations.

The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. The Funds (except the Real Return Fund) may invest in ADRs. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. The Funds (except the Large Cap, Small Cap and Real Return Funds) may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectuses, asset-backed securities carry additional risks including, but not limited to, the possibilities that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National

Housing Act of 1934 and its amendments. The Funds (except the Large Cap, Small Cap and Real Return Funds) may invest in construction loans. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

DEMAND INSTRUMENTS—The Prime Obligation Fund may invest in demand instruments. Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds. The Funds (except the Large Cap, Small Cap and Real Return Funds) may invest in equity-linked warrants.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but an adviser selects to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. The Funds (except the Real Return Fund) may invest in equity securities. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the U.S. on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings, as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. The Funds may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. They may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers but may also include structured securities that provide for participation interests in debt obligations. The Funds (except the Large Cap and Small Cap Funds) may invest in fixed income securities. The market value of the fixed income securities in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's adviser. See "Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, an adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, an adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

The SIMT High Yield Bond may invest in securities rated as low as "C" by Moody's or "D" by S&P, and may invest in unrated securities that are of comparable quality as "junk bonds" subject to the restrictions described in its prospectus.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—The Funds (except the Large Cap and Small Cap Funds) may invest in forward foreign currency contracts. A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date.

The Funds may use currency instruments as part of a hedging strategy, as described below:

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

In addition to the hedging transactions described above, the Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

A Fund (except the Core Fixed Income, U.S. Fixed Income and Real Return Funds) will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above. Each of the Enhanced Income and Real Return Funds may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

The Funds (except the Large Cap and Small Cap Funds) may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Funds (except the Large Cap and Small Cap Funds) may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The Funds (except the Large Cap and Small Cap Funds) may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Fund to additional risk.

The Core Fixed Income and U.S. Fixed Income Funds may engage in currency transactions for hedging purposes, as well as to enhance the Funds' returns.

Risks. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position as required by the 1940 Act.

The Core Fixed Income and U.S. Fixed Income Funds take active positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities. Active investment in currencies may subject the Funds to additional risks and the value of the Funds' investments may fluctuate in response to broader macroeconomic risks than if the Funds invested only in fixed income securities.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

With the exception of the Core Fixed Income and U.S. Fixed Income Funds, a Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

The Core Fixed Income and U.S. Fixed Income Funds may take long and short positions in foreign currencies in excess of the value of the Funds' assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. If either the Core Fixed Income Fund or the U.S. Fixed Income Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund's volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund's assets.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. Except for the Core Fixed Income and U.S. Fixed Income Funds, a Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. The Core Fixed Income and U.S. Fixed Income Funds may use futures contracts and related options for either hedging purposes or risk management purposes as well as to enhance the Funds' returns, as permitted by their respective stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures, including the following: (i) the success of a hedging strategy may depend on an adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES—The Prime Obligation Fund may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. The Funds (except the Large Cap and Small Cap Funds) may invest in illiquid securities. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, an adviser may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INSURANCE FUNDING AGREEMENTS—The Prime Obligation Fund may enter into Insurance Funding Agreements. An insurance funding agreement ("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to the Fund's limitation on investment in illiquid securities when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under "Illiquid Securities."

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with all other funds advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Currently, the Program has not yet been implemented. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' board of trustees or directors (the "SEI Funds' Board"). The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program, SIMC will administer the Program according to procedures approved by the SEI Funds' Board. In addition, the Program will be subject to oversight and periodic review by the SEI Funds' Board.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. Pursuant to Rule 12d1-1 under the 1940 Act, the Funds may invest in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by an adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Exchange-Traded Funds. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

LOAN PARTICIPATIONS AND ASSIGNMENTS—The Global Managed Volatility and Enhanced Income Funds may purchase loan participations and assignments. Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the advisers based on criteria approved by the Board.

MONEY MARKET SECURITIES—Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as Standard & Poor's or Moody's, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see the Appendix to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC" securities), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not backed by the full faith and credit of the U.S. Government, and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. The Funds (except the Large Cap and Small Cap Funds) may invest in mortgage dollar rolls. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The Funds (except the Large Cap and Small Cap Funds) may invest in municipal securities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities."

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. These investments may be made by the Funds (except the Large Cap and Small Cap Funds). Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments. Obligations of supranational entities may be purchased by the Real Return Fund. Currently, the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as an adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. The Funds (except the Large Cap and Small Cap Funds) may invest in pay-in-kind bonds. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PUT TRANSACTIONS—The Funds (except the Large Cap and Small Cap Funds) may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases; for example, to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS—Real Estate Investment Trusts ("REITs") are trusts that invest primarily in commercial real estate or real estate-related loans. The Funds (except the Real Return Fund) may invest in REITs. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and credit-worthiness of the counter party. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Funds (except the Large Cap, Small Cap and Real Return Funds) include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. The Funds (except the Large Cap and Small Cap Funds) may invest in reverse repurchase agreements. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by earmarking or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act. Such money market funds might not seek or be able to maintain a stable $ per share net asset value. Investing the cash collateral subjects the Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP ("Liquidity Fund"), an affiliated unregistered money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund may be subject to the risk of loss in the underlying investments of the Liquidity Fund.

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Fund's short position as required by the 1940 Act.

The Tax-Managed Managed Volatility, Global Managed Volatility and U.S. Managed Volatility Funds may engage in short sales in an amount up to 30% of the Funds' value (measured at the time of investment) and the Large Cap and Tax-Managed Large Cap Funds may engage in short sales in an amount up to 20% of the Funds' value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Tax-Managed Managed Volatility, Global Managed Volatility, U.S. Managed Volatility, Large Cap and Tax-Managed Large Cap Funds sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Tax-Managed Managed Volatility, Global Managed Volatility, U.S. Managed Volatility, Large Cap and Tax-Managed Large Cap Funds having leveraged investment portfolios, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Fund's share price and make a Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause the Tax-Managed Managed Volatility, Global Managed Volatility, U.S. Managed Volatility, Large Cap and Tax-Managed Large Cap Funds to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy their obligations.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

TRACKING ERROR—With respect to the S&P 500 Index Fund, the following factors may affect the ability of the Fund to achieve correlation with the performance of its benchmark: (i) Fund expenses, including brokerage fees (which may be increased by high portfolio turnover); (ii) the Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (iii) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (iv) bid-ask spreads (the effect of which may be increased by portfolio turnover); (v) the Fund holding instruments traded in a market that has become illiquid or disrupted; (vi) Fund share prices being rounded to the nearest cent; (vii) changes to the index hedged that are not disseminated in advance; (viii) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. In addition, an adviser's use of hedging techniques will generally cause the Fund's performance to diverge from that of its respective index at times when hedges are employed.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Real Estate Fund.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following limitations are non-fundamental policies of each Fund and may be changed by the Board without a vote of shareholders.

No Fund may:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder. With respect to the S&P 500 Index Fund, the Fund may not pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in this SAI in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan and in connection with stock index futures trading as provided in this SAI.

  2.  Invest in companies for the purpose of exercising control. This investment limitation does not apply to the Global Managed Volatility, Tax-Managed Managed Volatility, Enhanced Income or Real Return Fund.

  3.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act. This investment limitation does not apply to the Large Cap, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, U.S. Managed Volatility, Tax-Managed Managed Volatility or Prime Obligation Fund.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom. This investment limitation does not apply to the S&P 500 Index, Global Managed Volatility, Tax-Managed Managed Volatility, Enhanced Income or Prime Obligation Fund.

  5.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. This investment limitation does not apply to the S&P 500 Index, Real Return or Prime Obligation Fund.

  6.  Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities. This investment limitation does not apply to the Large Cap, S&P 500 Index, Small Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return or Prime Obligation Fund.

  7.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This investment limitation does not apply to the Real Estate, Prime Obligation or S&P 500 Index Fund.

  8.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, with respect to the Prime Obligation Fund, this limitation also does not apply to domestic banks and U.S. branches of foreign banks which the Fund has determined to be subject to the same regulation as U.S. banks. This investment limitation does not apply to the Real Estate Fund.

  9.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. This investment limitation does not apply to the Large Cap or Small Cap Fund. With respect to the S&P 500 Index and Prime Obligation Funds, each Fund may not borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accomodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

  10.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC or with respect to the S&P 500 Index Fund, the Fund may not issue senior securities except in connection with permitted borrowings as described in this SAI or as permitted by rule, regulation or order of the SEC. This investment limitation does not apply to the Global Managed Volatility, Enhanced Income, Real Return or Prime Obligation Fund.

  11.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities. With respect to the S&P 500 Index Fund, the Fund may not make loans, except that the Fund: (i) may enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the Fund's total assets; (ii) may engage in securities lending as described in this SAI; and (iii) may purchase or hold debt instruments with its investment objectives and policies. With respect to the Prime Obligation Fund, the Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

  12.  Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts. With respect to the Prime Obligation Fund, the Fund may not purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including future contracts. However, to the extent consistent with its investment objective, the Fund may: (i) invest in securities of issuers engaged in real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with the Fund's investment objectives and policies.

  13.  With the exception of the Tax-Managed Small Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Enhanced Income Funds, invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

  14.  With respect to the Large Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  15.  With respect to the Large Cap Value Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  16.  With respect to the Large Cap Growth Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  17.  With respect to the Tax-Managed Large Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  18.  With respect to the S&P 500 Index Fund, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

  19.  With respect to the S&P 500 Index Fund, invest more than 10% of its net assets in illiquid securities.

  20.  With respect to the S&P 500 Index Fund, make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  21.  With respect to the S&P 500 Index Fund, purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder.

  22.  With respect to the S&P 500 Index Fund, purchase warrants, puts, calls, straddles, spreads or combinations thereof.

  23.  With respect to the Small Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  24.  With respect to the Small Cap Value Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  25.  With respect to the Small Cap Growth Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  26.  With respect to the Tax-Managed Small Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  27.  With respect to the Mid-Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of medium-sized companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  28.  With respect to the Real Estate Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and REOCs). The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  29.  With respect to the Enhanced Income Fund, invest less than 80% of net assets in obligations of U.S. dollar-denominated instruments. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  30.  With respect to the Core Fixed Income Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  31.  With respect to the U.S. Fixed Income Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy.

  32.  With respect to the High Yield Bond Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities that are rated below investment grade. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  33.  With respect to the Prime Obligation Fund, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

  34.  With respect to the Prime Obligation Fund, the Fund must maintain an average dollar-weighted Fund maturity of 90 days or less.

  35.  With respect to the Prime Obligation Fund, invest more than 10% of its net assets in illiquid securities.

  36.  With respect to the Prime Obligation Fund, make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

  37.  With respect to the Prime Obligation Fund, purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom as such statute, rules or regulations may be amended from time to time.

  38.  With respect to the Prime Obligation Fund, purchase warrants, puts, calls, straddles, spreads or combinations thereof.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

With respect to the Global Managed Volatility, Tax-Managed Managed Volatility, Enhanced Income and U.S. Managed Volatility Funds, for purposes of the industry concentration limitation specified in the SAI: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement ("the Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund, at the following annual rates:

Fund	Administration Fee
Large Cap Fund	0.35%
Large Cap Value Fund	0.35%
Large Cap Growth Fund	0.35%
Tax-Managed Large Cap Fund	0.35%
S&P 500 Index Fund	0.22%
Small Cap Fund	0.35%
Small Cap Value Fund	0.35%
Small Cap Growth Fund	0.35%
Tax-Managed Small Cap Fund	0.35%
Mid-Cap Fund	0.35%
Real Estate Fund	0.35%
U.S. Managed Volatility Fund	0.35%
Global Managed Volatility Fund	0.35%
Tax-Managed Managed Volatility Fund	0.35%
Enhanced Income Fund	0.35%
Core Fixed Income Fund	0.28%
U.S. Fixed Income Fund	0.28%
High Yield Bond Fund	0.35%
Real Return Fund	0.35%
Prime Obligation Fund	0.42%

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Fund; and (ii) the dollar amount of the Administrator's voluntary fee waiver for the fiscal years ended September 30, 2007, 2008 and 2009:

	Administration Fees Paid (000)					Administration Fees Waived (000)
	2007	2008	2009			2007	2008	2009
Large Cap Fund	*	*		*		*	*		*
Large Cap Value Fund	$13,168	$10,589	$	X	XX	$0	$0	$	X	XX
Large Cap Growth Fund	$12,257	$11,216	$	X	XX	$0	$0	$	X	XX
Tax-Managed Large Cap Fund	$9,366	$9,142	$	X	XX	$0	$0	$	X	XX
S&P 500 Index Fund	$1,665	$2,930	$	X	XX	$261	$399	$	X	XX
Small Cap Fund	*	*		*		*	*		*
Small Cap Value Fund	$4,208	$3,435	$	X	XX	$0	$0	$	X	XX
Small Cap Growth Fund	$4,047	$3,129	$	X	XX	$0	$0	$	X	XX
Tax-Managed Small Cap Fund	$1,325	$1,312	$	X	XX	$0	$0	$	X	XX
Mid-Cap Fund	$589	$590	$	X	XX	$0	$0	$	X	XX
U.S. Managed Volatility Fund	$1,544	$1,852	$	X	XX	$0	$0	$	X	XX
Global Managed Volatility Fund	$685	$816	$	X	XX	$0	$0	$	X	XX
Tax-Managed Managed Volatility Fund	*	$184	$	X	XX	*	$0	$	X	XX
Real Estate Fund	$822	$873	$	X	XX	$0	$0	$	X	XX
Enhanced Income Fund	$1,683	$1,513	$	X	XX	$0	$33	$	X	XX
Core Fixed Income Fund	$12,275	$12,021	$	X	XX	$0	$0	$	X	XX
U.S. Fixed Income Fund	*	*	$	X	XX**	*	*	$	X	XX**
High Yield Bond Fund	$4,111	$4,351	$	X	XX	$0	$0	$	X	XX
Real Return Fund	*	*	$	X	XX**	*	*	$	X	XX**
Prime Obligation Fund	*	*		*		*	*		*

*    Not in operation during such period.

**  Commenced operations on July 7, 2009.

THE ADVISER AND SUB-ADVISERS

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than XX investment companies, including more than XX funds. SIMC had approximately $XX.X billion in assets as of December 31, 2009.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among the Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. The Sub-Advisers are selected based primarily upon the research and recommendation of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies. SIMC has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. SIMC may invest a portion of the Real Return Fund's assets in government securities, including TIPS. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Large Cap Fund	0.39%
Large Cap Value Fund	0.35%
Large Cap Growth Fund	0.40%
Tax-Managed Large Cap Fund	0.40%
S&P 500 Index Fund	0.03%
Small Cap Fund	0.65%
Small Cap Value Fund	0.65%
Small Cap Growth Fund	0.65%
Tax-Managed Small Cap Fund	0.65%
Mid-Cap Fund	0.40%
U.S. Managed Volatility Fund	0.65%
Global Managed Volatility Fund	0.65%
Tax-Managed Managed Volatility Fund	0.65%
Real Estate Fund	0.65%
Enhanced Income Fund	0.40%
Core Fixed Income Fund	0.275%
U.S. Fixed Income Fund	0.275%
High Yield Bond Fund	0.4875%
Real Return Fund	0.22%
Prime Obligation Fund	0.06%

SIMC pays the Sub-Advisers a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by the Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended September 30, 2007, 2008 and 2009:

	Advisory Fees Paid (000)					Advisory Fees Waived (000)
	2007	2008	2009			2007	2008	2009
Large Cap Fund	*	*		*		*	*		*
Large Cap Value Fund	$10,667	$8,645	$	X	XX	$2,501	$1,944	$	X	XX
Large Cap Growth Fund	$12,046	$10,985	$	X	XX	$1,961	$1,833	$	X	XX
Tax-Managed Large Cap Fund	$8,324	$8,241	$	X	XX	$2,391	$2,216	$	X	XX
S&P 500 Index Fund	$263	$454	$	X	XX	$0	$0	$	X	XX
Small Cap Fund	*	*		*		*	*		*
Small Cap Value Fund	$7,791	$6,364	$	X	XX	$24	$15	$	X	XX
Small Cap Growth Fund	$7,404	$5,715	$	X	XX	$111	$96	$	X	XX
Tax-Managed Small Cap Fund	$1,958	$1,925	$	X	XX	$504	$511	$	X	XX
Mid-Cap Fund	$671	$675	$	X	XX	$2	$0	$	X	XX
U.S. Managed Volatility Fund	$1,947	$2,092	$	X	XX	$920	$1,348	$	X	XX
Global Managed Volatility Fund	$871	$1,032	$	X	XX	$401	$482	$	X	XX
Tax-Managed Managed Volatility Fund	*	$202	$	X	XX	*	$140	$	X	XX
Real Estate Fund	$1,449	$1,536	$	X	XX	$78	$85	$	X	XX
Enhanced Income Fund	$1,055	$1,013	$	X	XX	$868	$754	$	X	XX
Core Fixed Income Fund	$11,538	$11,282	$	X	XX	$518	$525	$	X	XX
U.S. Fixed Income Fund	*	*	$	X	XX**	*	*	$	X	XX**
High Yield Bond Fund	$4,811	$5,263	$	X	XX	$915	$797	$	X	XX
Real Return Fund	*	*	$	X	XX**	*	*	$	X	XX**
Prime Obligation Fund	*	*		*		*	*		*

*    Not in operation during such period.

**  Commenced operations on July 7, 2009.

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers for the fiscal years ended September 30, 2007, 2008 and 2009:

	Sub-Advisory Fees Paid (000)					Sub-Advisory Fees Waived (000)
	2007	2008	2009			2007	2008	2009
Large Cap Fund	*	*		*		*	*		*
Large Cap Value Fund	$5,024	$4,106	$	X	XX	$0	$0	$	X	XX
Large Cap Growth Fund	$6,793	$6,178	$	X	XX	$0	$0	$	X	XX
Tax-Managed Large Cap Fund	$4,306	$4,320	$	X	XX	$0	$0	$	X	XX
S&P 500 Index Fund	$14	$151	$	X	XX	$0	$0	$	X	XX
Small Cap Fund	*	*		*		*	*		*
Small Cap Value Fund	$6,009	$4,912	$	X	XX	$0	$0	$	X	XX
Small Cap Growth Fund	$5,669	$4,374	$	X	XX	$0	$0	$	X	XX
Tax-Managed Small Cap Fund	$1,343	$1,322	$	X	XX	$0	$0	$	X	XX
Mid-Cap Fund	$425	$438	$	X	XX	$0	$0	$	X	XX
U.S. Managed Volatility Fund	$1,188	$1,298	$	X	XX	$0	$0	$	X	XX
Global Managed Volatility Fund	$489	$594	$	X	XX	$0	$0	$	X	XX
Tax-Managed Managed Volatility Fund	*	$123	$	X	XX	*	$0	$	X	XX
Real Estate Fund	$1,097	$1,162	$	X	XX	$0	$0	$	X	XX
Enhanced Income Fund	$1,487	$1,424	$	X	XX	$0	$0	$	X	XX
Core Fixed Income Fund	$4,977	$4,842	$	X	XX	$0	$0	$	X	XX
U.S. Fixed Income Fund	*	*	$	X	XX**	*	*	$	X	XX**
High Yield Bond Fund	$3,049	$3,398	$	X	XX	$0	$0	$	X	XX
Real Return Fund	*	*	$	X	XX**	*	*	$	X	XX**
Prime Obligation Fund	*	*		*		*	*		*

*  Not in operation during such period.

**  Commenced operations on July 7, 2009.

For the fiscal years ended September 30, 2007, 2008 and 2009, SIMC paid LSV Asset Management, which is an affiliated person of SIMC, as follows:

	Fees Paid (000)					Fee Waivers (000)
Fund	2007	2008	2009			2007	2008	2009
Large Cap Fund	*	*		*		*	*		*
Large Cap Value Fund	$1,370	$1,065	$	X	XX	$0	$0	$	X	XX
Tax-Managed Large Cap Fund	$551	$482	$	X	XX	$0	$0	$	X	XX
Small Cap Value Fund	$612	$504	$	X	XX	$0	$0	$	X	XX
Tax-Managed Small Cap Fund	$280	$242	$	X	XX	$0	$0	$	X	XX

*  Not in operation during such period.

The Sub-Advisers

ACADIAN ASSET MANAGEMENT LLC—Acadian Asset Management LLC ("Acadian") serves as a sub-adviser to a portion of the assets of the Global Managed Volatility Fund. Acadian was founded in 1977 and is a subsidiary of Old Mutual Asset Managers (US) LLC, which is an indirect wholly-owned subsidiary of Old Mutual plc. Old Mutual plc is a publicly traded company listed on the U.K. and South African stock exchanges.

ANALYTIC INVESTORS, LLC—Analytic Investors, LLC ("Analytic'') serves as a sub-adviser to a portion of the assets of the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. Analytic, a wholly owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970.

AQR CAPITAL MANAGEMENT, LLC—AQR Capital Management, LLC ("AQR") serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small Cap Growth Funds. AQR, a Delaware limited liability company founded in 1998, is majority owned by its fifteen managing principals.

ARES MANAGEMENT LLC—Ares Management LLC ("Ares") serves as a sub-adviser to a portion of the Enhanced Income and the High Yield Bond Funds' assets. Ares, a Delaware limited liability company, was founded in 1997 and is privately held. Substantially, all of the equity interests in Ares are held indirectly by senior partners of the firm, all of whom are actively involved in Ares' investment activities.

ARONSON+JOHNSON+ORTIZ, LP—Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser to a portion of the assets of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. AJO is wholly owned by its eleven limited partners. Theodore R. Aronson, Managing Principal, is 50% equity owner of AJO.

ARTISAN PARTNERS LIMITED PARTNERSHIP—Artisan Partners Limited Partnership ("Artisan") serves as a sub-adviser to a portion of the assets of the Small Cap Value Fund. Artisan Investment Corporation has a controlling interest in Artisan.

BRIGADE CAPITAL MANAGEMENT, LLC—Brigade Capital Management, LLC ("Brigade") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Brigade, a Delaware limited liability company and an SEC registered investment adviser, is controlled by Donald E. Morgan III, the managing partner of Brigade.

COLUMBIA MANAGEMENT ADVISORS, LLC—Columbia Management Advisors, LLC ("Columbia") serves as the sub-adviser to the Prime Obligation Fund. Columbia is a wholly owned indirect subsidiary of Bank of America, N.A., which in turn is an indirect wholly owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation.

DELAWARE MANAGEMENT COMPANY—Delaware Management Company ("DMC") serves as a sub-adviser to a portion of the assets of the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds. DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. ("DMH"). DMH is a subsidiary, and subject to the ultimate control, of Lincoln National Corporation.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.—Goldman Sachs Asset Management, L.P. ("GSAM") serves as a sub-adviser to a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. GSAM is wholly owned by The Goldman Sachs Group, Inc.

GUGGENHEIM INVESTMENT MANAGEMENT, LLC—Guggenheim Investment Management, LLC ("GIM") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. GIM, a Delaware limited liability company and an SEC registered investment adviser, is a wholly owned subsidiary of Guggenheim Investment Management Holdings, LLC, which, in turn, is directly owned by certain members of senior management and indirectly by Guggenheim Capital, LLC.

INTECH INVESTMENT MANAGEMENT LLC—INTECH Investment Management LLC ("INTECH") serves as a sub-adviser to a portion of the assets of the Large Cap, Large Cap Value and Large Cap Growth Funds. Janus Capital Group Inc. indirectly owns 89.5% of INTECH and 10.5% of INTECH is owned by its employees. INTECH was founded in 1987.

INTEGRITY ASSET MANAGEMENT, LLC—Integrity Asset Management, LLC ("Integrity") serves as a sub-adviser to a portion of the assets of the Small Cap Fund. Integrity was founded in 2003 and is wholly-owned by its employees.

JANUS CAPITAL MANAGEMENT LLC—Janus Capital Management LLC ("Janus") serves as a sub-adviser to the Small Cap Growth Fund. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds and wrap fee accounts. Janus is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation.

J.P. MORGAN INVESTMENT MANAGEMENT INC.—J.P. Morgan Investment Management Inc. ("JPMIM") serves as a sub-adviser to a portion of the assets of the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. JPMIM is a registered investment adviser and an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMC").

LEE MUNDER INVESTMENTS LTD.—Lee Munder Investments Ltd. ("LMIL") serves as a sub-adviser to a portion of the assets of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group ("LMCG"). LMCG is 80% owned by employees and 20% owned by Castanea Partners, Inc.

LEGG MASON CAPITAL MANAGEMENT, INC.—Legg Mason Capital Management, Inc. ("LMCM") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds. LMCM, a Maryland corporation, was founded in 1982 and is a wholly-owned subsidiary of Legg Mason, Inc., a Maryland corporation.

LOS ANGELES CAPITAL MANAGEMENT AND EQUITY RESEARCH, INC.—Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") serves as a sub-adviser to a portion of the assets of the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. LA Capital is a Subchapter S corporation founded in 2002 and is wholly-owned by its working principals.

LSV ASSET MANAGEMENT—LSV Asset Management ("LSV") serves as a sub-adviser to a portion of the assets of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 9 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV.

MARTINGALE ASSET MANAGEMENT, L.P.—Martingale Asset Management, L.P. ("Martingale") serves as a sub-adviser to a portion of the assets of the Small Cap Value and Mid-Cap Funds. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale.

METROPOLITAN WEST ASSET MANAGEMENT LLC—Metropolitan West Asset Management LLC ("MetWest") serves as a sub-adviser to a portion of the assets of the Core Fixed Income and U.S. Fixed Income Funds. MetWest is a California limited liability company founded in 1996 and is 100% majority owned by its active management team, through a holding company (MWAM Holdings, LLC).

NEUBERGER BERMAN MANAGEMENT LLC—Neuberger Berman Management LLC ("NBML") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. NBML is wholly owned subsidiary of Neuberger Berman Group LLC.

OPPENHEIMER CAPITAL LLC—Oppenheimer Capital LLC ("Oppenheimer Capital") serves as a sub-adviser to a portion of the assets of the Small Cap and Small Cap Growth Funds. Oppenheimer Capital, a Delaware limited liability company, was founded in 1969 and is a wholly-owned subsidiary of Allianz Global Investors NY Holdings LLC, which is a wholly-owned subsidiary of Allianz Global Investors Management Partners, which is a wholly-owned subsidiary of Allianz Global Investors of America L.P., a Delaware limited partnership. Allianz SE, a public company, indirectly holds a controlling interest in Allianz Global Investors of America L.P.

PANAGORA ASSET MANAGEMENT, INC.—PanAgora Asset Management, Inc. ("PanAgora") serves as a sub-adviser to a portion of the assets of the Small Cap Value Fund. PanAgora, a Delaware Corporation founded in 1985, is independently owned and operated by Putnam Investments and Nippon Life Insurance (NLI). Putnam Investments, the majority owner, owns 80% of voting shares, and NLI owns the remaining 20% of voting shares.

PARAMETRIC PORTFOLIO ASSOCIATES—Parametric Portfolio Associates ("Parametric") serves as a sub-adviser for a portion of the assets of the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds. Parametric is 80% owned by Eaton Vance Corp., a Boston-based investment management firm, and 20% by Parametric's executives and employees.

QUANTITATIVE MANAGEMENT ASSOCIATES LLC—Quantitative Management Associates LLC ("QMA") serves as a sub-adviser to a portion of the assets of the Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, LLC, which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company that was formed in 2003.

ROBECO INVESTMENT MANAGEMENT, INC.—Robeco Investment Management, Inc. ("RIM") serves as a sub-adviser to a portion of the assets of the Small Cap and Small Cap Value Funds. RIM is a wholly-owned subsidiary of the Dutch investment management firm Robeco Group N.V., which in turn is 100% owned by Cooperative Centrale Raiffeisen Boerenleenbank B.A. (also known as Rabobank).

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED—Security Capital Research & Management Incorporated ("Security Capital") serves as a sub-adviser to a portion of the assets of the Real Estate Fund. Security Capital is an indirect, 100% subsidiary of J.P. Morgan Chase & Co.

SSgA FUNDS MANAGEMENT, INC.—SSgA Funds Management, Inc. ("SSgA FM") serves as the sub-adviser for the S&P 500 Index Fund. SSgA FM is registered with the SEC as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation ("SSC"), a publicly held bank holding company. As of September 30, 2008, SSgA FM had over $157 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of SSC.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.—UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as a sub-adviser to a portion of the assets of the Enhanced Income Fund. UBS Global AM, a Delaware corporation organized in 1989, is a wholly-owned subsidiary of UBS Americas Inc., which, in turn, is a wholly-owned subsidiary of UBS AG, a publicly traded Swiss bank (NYSE: UBS).

WELLINGTON MANAGEMENT COMPANY, LLP—Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, serves as a Sub-Adviser to a portion of the assets of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

WELLS CAPITAL MANAGEMENT INC.—Wells Capital Management Inc. ("WellsCap'') serves as a sub-adviser to a portion of the assets of the Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds. WellsCap became a subsidiary of Wells Fargo Bank in 1996 and was formed from existing institutional investment management teams that had been in place since 1981.

WESTERN ASSET MANAGEMENT COMPANY—Western Asset Management Company ("Western Asset") serves as a sub-adviser to a portion of the assets of the Core Fixed Income and U.S. Fixed Income Funds. Western Asset is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western Asset was founded in 1971 and specializes in the management of fixed income funds.

WESTERN ASSET MANAGEMENT COMPANY LIMITED—Western Asset Management Company Limited ("Western") serves as a sub-adviser to a portion of the assets of the Core Fixed Income and U.S. Fixed Income Funds. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland.

Portfolio Management

Acadian

Compensation. SIMC pays Acadian a fee based on the assets under management of the Global Managed Volatility Fund as set forth in an investment sub-advisory agreement between Acadian and SIMC. Acadian pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Global Managed Volatility Fund. The following information relates to the period ended September 30, 2008.

Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing potential, various fringe benefits, and, among senior investment professionals and certain other key employees, equity ownership in the firm as part of a Key Employee Limited Partnership. Portfolio manager compensation is not tied to the performance of specific portfolios but is based on firm performance as a whole.

Depending on Acadian's financial performance, employees may also receive a percentage of base pay as a profit-sharing contribution. In addition, Acadian's bonus pool is funded via a profit-sharing arrangement with Old Mutual. The profit-sharing is solely a function of Acadian's financial results; the results of the larger Old Mutual group do not impact this calculation.

Ownership of Fund Shares. As of the end of the Global Managed Volatility Fund's most recently completed fiscal year, Acadian's portfolio managers did not beneficially own any shares of the Global Managed Volatility Fund.

Other Accounts. As of September 30, 2008, the portfolio managers were responsible for the day-to-day management of certain other accounts (collectively, "Other Accounts"), as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Ronald Frashure**	11		$4,147,741,590	57		$9,975,688,998	201		$44,397,558,633
	4	*	$2,374,159,712	8	*	$1,246,229,996	36	*	$12,865,362,457
John Chisholm**	11		$4,147,741,590	57		$9,975,688,998	201		$44,397,558,633
	4	*	$2,374,159,712	8	*	$1,246,229,996	36	*	$12,865,362,457
Brian Wolahan**	11		$4,147,741,590	57		$9,975,688,998	201		$44,397,558,633
	4	*	$2,374,159,712	8	*	$1,246,229,996	36	*	$12,865,362,457
Raymond Mui**	11		$4,147,741,590	57		$9,975,688,998	201		$44,397,558,633
	4	*	$2,374,159,712	8	*	$1,246,229,996	36	*	$12,865,362,457
Charles Wang**	11		$4,147,741,590	57		$9,975,688,998	201		$44,397,558,633
	4	*	$2,374,159,712	8	*	$1,246,229,996	36	*	$12,865,362,457

*    These accounts are subject to a performance-based advisory fee.

**  Please note that investment professionals function as a team and are not segregated along product lines or by client type. The portfolio managers listed above work on all core equity products and the data shown for each manager reflects firm-level numbers of accounts and assets under management, segregated by investment vehicle type.

Conflicts of Interests. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Global Managed Volatility Fund, which may have different investment guidelines and objectives. In addition to the Global Managed Volatility Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for Global Managed Volatility Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by Global Managed Volatility Fund and the Other Accounts. The Other Accounts may have similar investment objectives or strategies as the Global Managed Volatility Fund, they may track the same benchmarks or indexes as the Global Managed Volatility Fund tracks, and they may sell securities that are eligible to be held, sold or purchased by the Global Managed Volatility Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Global Managed Volatility Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including the Global Managed Volatility Fund.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Chief Compliance Officer.

Analytic

Compensation. SIMC pays Analytic a fee based on the assets under management of the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds as set forth in an investment sub-advisory agreement between Analytic and SIMC. Analytic pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. The following information relates to the period ended September 30, 2008.

Analytic's compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus. Bonus amounts are determined using the following factors: the overall success of the firm in terms of profitability; the overall success of the department or team; and an individual's contribution to the team, based on goals established during the performance period. Compensation based on investment strategy performance is not tied to individual account performance, but rather to each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account. Portfolio managers' base salaries are typically reviewed on an annual basis determined by each portfolio manager's anniversary date of employment. Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year. Profit incentives are allocated on an annual basis. Additionally, the Analytic Equity Plan is designed to foster and promote the long term success of Analytic by enabling senior managers and portfolio management professionals to obtain equity interests in Analytic. Under the Plan, Analytic is currently authorized to grant or sell restricted equity interests to key employees in an aggregate amount representing up to 24.9% of Analytic.

Ownership of Fund Shares. As of September 30, 2008, Analytic's portfolio managers did not beneficially own any shares of the Large Cap, Global Managed Volatility, Tax-Managed Managed Volatility or U.S. Managed Volatility Fund.

Other Accounts. As of September 30, 2008, in addition to the Large Cap, Global Managed Volatility, Tax-Managed Managed Volatility and U.S. Managed Volatility Funds, Analytic's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Harindra de Silva	13		$3,804,800,000	24		$2,104,900,000	35		$3,666,000,000
	0	*	$0	15	*	$1,155,600,000	13	*	$1,063,900,000
Dennis M. Bein	12		$3,663,900,000	24		$2,317,500,000	37		$3,592,100,000
	0	*	$0	14	*	$1,386,400,000	13	*	$1,063,900,000
Steven Sapra	8		$3,372,200,000	14		$1,499,300,000	32		$3,174,000,000
	0	*	$0	8	*	$824,300,000	8	*	$645,800,000
David Krider	3		$231,900,000	3		$153,500,000	2		$323,900,000
	0	*	$0	0	*	$0	2	*	$323,900,000

* These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. Analytic's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include those referenced above. The Other Accounts include the portfolio managers' own accounts, the accounts of their families, the account of any entity in which they have a beneficial interest or the accounts of others for whom they may provide investment advisory, brokerage or other services. The Other Accounts might have similar investment objectives as the Large Cap, U.S. Managed Volatility, Global Managed Volatility Fund and Tax-Managed Managed Volatility Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Analytic does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Analytic believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Analytic's portfolio managers' day-to-day management of the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. Because of their positions with the Large Cap, Global Managed Volatility and U.S. Managed Volatility Funds, the portfolio managers know the size, timing and possible market impact of Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. However, Analytic has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Analytic's portfolio managers' management of the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds, which conflict of interest may be exacerbated to the extent that Analytic or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. Notwithstanding this theoretical conflict of interest, it is Analytic's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Analytic has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds, such an approach might not be suitable for the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds given their investment objectives and related restrictions.

AQR

Compensation. SIMC pays AQR a fee based on the assets under management of the Small Cap and Small Cap Growth Funds as set forth in an investment sub-advisory agreement between AQR and SIMC. AQR pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small Cap Growth Funds. The following information relates to the period ended May 31, 2009.

AQR's portfolio managers, as Principals of the firm, are rewarded for their innovative contributions, work ethic, and team commitment in the form of partnership distributions from the revenues of AQR. Members of the Global Stock Selection team, as well as all employees of the firm, are compensated based on the firm's overall performance—not individual profits/losses or strategy performance. AQR believes that this fosters a culture of teamwork and shared goals, thus eliminating a conflict of interest as it relates to compensation based on individual client accounts and performance.

As majority owners of AQR, the Principals receive compensation in the form of partnership distributions from the revenues of AQR.

Ownership of Fund Shares. As of May 31, 2009, AQR's portfolio managers did not beneficially own any shares of the Small Cap or Small Cap Growth Fund.

Other Accounts. As of May 31, 2009, in addition to the Small Cap and Small Cap Growth Funds, AQR's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager†	Number of Accounts		Total Assets (in millions)		Number of Accounts		Total Assets (in millions)		Number of Accounts		Total Assets (in millions)
Clifford Asness, Jacques Friedman, Ronen Israel, Lars Nielsen	5		$688		54		$9,333		48		$9,861
	0	*	$0	*	35	*	$5,561	*	10	*	$1,964	*

†  AQR utilizes a team-based approach to portfolio management and each of the portfolio managers listed above are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. AQR's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap and Small Cap Growth Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Small Cap or Small Cap Growth Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap or Small Cap Growth Fund. AQR does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, AQR believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of AQR's portfolio managers' day-to-day management of the Small Cap and Small Cap Growth Funds. Because of their positions with the Small Cap and Small Cap Growth Funds, the portfolio managers know the size, timing and possible market impact of Small Cap and Small Cap Growth Fund trades. It is theoretically possible that AQR's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap or Small Cap Growth Fund. However, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of AQR's portfolio managers' management of the Small Cap and Small Cap Growth Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap and Small Cap Growth Funds. This conflict of interest may be exacerbated to the extent that AQR or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (some of which receive a base and incentive fee) than from the Small Cap and Small Cap Growth Funds. Notwithstanding this theoretical conflict of interest, it is AQR's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while AQR's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap or Small Cap Growth Fund, such securities might not be suitable for the Small Cap or Small Cap Growth Fund given its investment objectives and related restrictions. Subject to applicable laws and/or client restrictions, AQR may buy, sell or hold securities for a client or proprietary account while entering into a different or opposite investment decision for other client or proprietary accounts. Hence, AQR may purchase or sell the same securities for more than one advisory client (or proprietary account) account on the same day (including at the same time) in the same direction, the opposite direction or a combination of the two directions. There may be potential disadvantages when more than one client account simultaneously seeks to buy or sell commonly held securities and other investment positions. In general, clients may take an opposite investment position (i.e., a long position versus a short position) in the same security held by other clients.

AQR's portfolio managers and investment personnel are all responsible for determining the investment decisions across all of AQR's accounts and funds including accounts with performance-based fees. As a registered investment adviser and a fiduciary, AQR must exercise due care to ensure that investment opportunities are allocated equitably among all client accounts. It is AQR's policy to provide consistent treatment of client accounts with similar investment guidelines when possible.

Ares

Compensation. SIMC pays Ares a fee based on the assets under management of the Enhanced Income and High Yield Bond Funds as set forth in an investment sub-advisory agreement between Ares and SIMC. Ares pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Enhanced Income and High Yield Bond Funds. The following information relates to the period ended March 31, 2009.

Among other Ares Partners and owners, Mr. Brufsky receives a share of Ares' net income that is distributed to the parent company annually. Messrs. Cascella's and Leupp's performance is reviewed by Mr. Brufsky and other members of management and their compensation, as well as that of other investment professionals, is determined pursuant to an annual review in December. Investment professional reviews focus primarily on credit analysis and communication, including new recommendations, quarterly updates, contributions to industry strategy and relative value assessments. The investment professional's recommendations are also compared to the performance of the underlying portfolio securities for which they are responsible. While compensation varies across the firm depending on the experience level and responsibility, investment professionals' compensation is composed of a fixed base salary as well as an annual bonus. Also, the portfolio managers and certain senior investment professionals participate in a co-investment program, investing their own money into the various fund vehicles, which effectively ties their compensation to their performance as well as the performance of those funds.

Ownership of Fund Shares. As of March 31, 2009, Ares' portfolio managers did not beneficially own any shares of the Enhanced Income or High Yield Bond Fund.

Other Accounts. As of March 31, 2009, in addition to the High Yield Bond Fund, Ares' portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts	Total Assets
Ares Management Team (Seth Brufsky, Americo Cascella and John Leupp)	2	$370,000,000	23		$13,593,000,000	6	$3,287,000,000
			20	*	$11,093,000,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. Ares' portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Enhanced Income or High Yield Bond Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Enhanced Income or High Yield Bond Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Enhanced Income or High Yield

Bond Fund. Ares does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, Ares believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Ares' portfolio managers' day-to-day management of the Enhanced Income and High Yield Bond Funds. Because of their positions with the Enhanced Income and High Yield Bond Funds, the portfolio managers know the size, timing and possible market impact of Enhanced Income and High Yield Bond Fund trades. It is possible that Ares' portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Enhanced Income or High Yield Bond Fund. However, Ares has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Ares' portfolio managers' management of the Enhanced Income and High Yield Bond Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Enhanced Income or High Yield Bond Fund. This conflict of interest may be exacerbated to the extent that Ares or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the Enhanced Income or High Yield Bond Fund. Notwithstanding this potential conflict of interest, it is Ares' policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Ares has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Ares' portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Enhanced Income or High Yield Bond Fund, such securities might not be suitable for the Enhanced Income or High Yield Bond Fund given its investment objectives and related restrictions.

AJO

Compensation. SIMC pays AJO a fee based on the assets under management of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds as set forth in an investment sub-advisory agreement between AJO and SIMC. AJO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The following information relates to the period ended September 30, 2008.

Each of AJO's portfolio managers is a principal of the firm. All principals are compensated through a fixed salary, equity-based cash distributions and merit-based cash bonuses that are awarded entirely for contributions to the firm. Each calendar year end, the managing principal of AJO, in consultation with the other senior partners, determines the bonus amounts for each portfolio manager. Bonuses can be a significant portion of a portfolio manager's overall compensation. Bonus amounts are generally based on the following factors: net revenues and cash position of AJO; ownership percentage of the portfolio manager; and overall contributions of the portfolio manager to the operations of AJO. Although many of the firm's fee arrangements are performance-based, no individual's compensation is directly tied to account performance or to the value of the assets held in particular funds, or even to firm-wide assets. Portfolio managers may also be awarded non-cash compensation in the form of increased ownership in the firm. Presently, AJO does not have any deferred compensation arrangements.

Ownership of Fund Shares.  As of the end of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds' most recently completed fiscal year, AJO's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility or Tax-Managed Managed Volatility Fund.

Other Accounts. As of September 30, 2008, in addition to the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, AJO's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Aronson, Johnson, Ortiz, Cranston, Moore and Wenzinger	9		$2,460,800,000	17		$3,016,360,000	57		$8,503,130,000
	2	*	$88,960,000	5	*	$249,380,000	50	*	$4,613,390,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. AJO's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, AJO does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, AJO believes that it has adopted policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. Because of their positions with the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, AJO's portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. However, AJO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. This conflict of interest may be exacerbated to the extent that AJO or its portfolio managers receive, or expect to receive, greater compensation from their management of accounts other than the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. Notwithstanding this potential conflict of interest, it is AJO's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AJO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while AJO's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, such an approach might not be suitable for the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, given their investment objectives and related restrictions.

Artisan

Compensation. SIMC pays Artisan a fee based on the assets under management of the Small Cap Value Fund as set forth in an investment sub-advisory agreement between Artisan and SIMC. Artisan pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value Fund. The following information relates to the period ended September 30, 2008.

An Artisan portfolio manager is compensated through a fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool, the aggregate of which is tied to the firm's fee revenues generated by all accounts included within the manager's investment strategy, including the Small Cap Value Fund. None of the portfolio managers' compensation is based on the performance of or the value of assets held in the accounts they manage, except to the extent that positive account performance results in increased investment management fees earned by Artisan based on assets under management. Artisan bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns its portfolio manager's interests more closely with the long-term interests of clients.

Artisan portfolio managers participate in group life, health, medical reimbursement and retirement plans that are generally available to all salaried employees of the firm. All senior professionals, including portfolio managers, have, or are expected to have over a reasonable time, limited partnership interests in the firm.

Ownership of Fund Shares. As of the end of the Small Cap Value Fund's most recently completed fiscal year, Artisan's portfolio managers did not beneficially own any shares of the Small Cap Value Fund.

Other Accounts. As of September 30, 2008, in addition to the Small Cap Value Fund, Artisan's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr.	5	$5,523,191,248	4	$146,935,266	26		$2,231,865,457
					1	*	$93,686,468

*  This account is subject to a performance-based advisory fee.

Conflicts of Interests. Artisan's small cap value investment team, led by Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr., manages portfolios for multiple clients within three investment strategies (small cap value, mid cap value and opportunistic value). These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. All investment accounts managed by Artisan within a single investment strategy are managed to a single model, such that all client portfolios within a particular investment strategy (including the small cap value investment strategy in which Artisan manages assets for the Small Cap Value Fund) are essentially the same, provided that there may be certain exceptions resulting from: (i) client-directed restrictions and limitations; and (ii) cash flows into and out of such accounts. Because of these considerations, and because of differences between Artisan's small cap value, mid cap value and opportunistic value strategies, Artisan's small cap value investment team may from time to time purchase securities, including initial public offerings ("IPOs"), for one client account, but not for another client account for which that team is responsible. As a result, performance dispersion among client accounts within the small cap value strategy may occur. In addition, some of the portfolios Artisan manages in its small cap value strategy may have fee structures, including performance fees, that are, or have the potential to be, higher or lower, in some cases significantly higher or lower, than the fees paid by the Small Cap Value Fund to Artisan. Although Artisan may have an incentive to manage the assets of accounts with performance-based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan's procedures to manage all clients within a particular strategy similarly, regardless of fee structure.

Artisan's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Artisan has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients. In addition, Artisan monitors a variety of areas, including compliance with investment guidelines (to the extent applicable to the Artisan portion of the portfolio), the allocation of IPOs and compliance with Artisan's Code of Ethics.

Brigade

Compensation. SIMC pays Brigade a fee based on the assets under management of the High Yield Bond Fund as set forth in an investment sub-advisory agreement between Brigade and SIMC. Brigade pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the High Yield Bond Fund. Brigade's compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients.

Brigade's compensation of Donald E. Morgan, III, the portfolio manager, includes a fixed monthly payment and incentive components. It is expected that Mr. Morgan will receive an incentive payment based on the revenues earned by Brigade from the High Yield Bond Fund and from any other client accounts. It is expected that the incentive compensation component with respect to all portfolios managed by Mr. Morgan can, and typically will represent a significant portion of Mr. Morgan's overall compensation, and can vary significantly from year to year.

Ownership of Fund Shares. As of April 1, 2009, Brigade's portfolio manager did not beneficially own any shares of the High Yield Bond Fund.

Other Accounts. As of April 1, 2009, in addition to the High Yield Bond Fund, Brigade's portfolio manager was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Donald E. Morgan, III	2		$210,455,000	11		$2,645,562,000	1		$73,966,000
	0	*	$0	4	*	$2,495,096,000	0	*	$0

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the High Yield Bond Fund, which may have different investment guidelines and objectives. In addition to the High Yield Bond Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts.

In particular, this conflict of interest may arise as a result of Brigade's management of the High Yield Bond Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the High Yield Bond Fund. This conflict of interest may be exacerbated to the extent that Brigade or the portfolio manager receive, or expect to receive, greater compensation from their management of the Other Accounts (some of which receive both a management and incentive fee) than the High Yield Bond Fund.

Brigade (or its members, employees and affiliates) may give advice or take action with respect to the Other Accounts that differs from the advice given with respect to the High Yield Bond Fund. To the extent a particular investment is suitable for both the High Yield Bond Fund and the Other Accounts, such investments will be allocated between the High Yield Bond Fund and the Other Accounts in a manner which Brigade determines is fair and equitable under the circumstances to all clients, including the High Yield Bond Fund.

To address and manage these potential conflicts of interest, Brigade has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

DMC

Compensation. SIMC pays DMC a fee based on the assets under management of the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds as set forth in an investment sub-advisory agreement between DMC and SIMC. DMC pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds. The following information relates to the period ended September 30, 2008.

Each portfolio's manager's compensation consists of the following:

Base Salary—Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus—(Mr. Van Harte, Mr. Bonavico, Mr. Prislin and Mr. Ericksen only) Each named portfolio manager is eligible to receive an annual cash bonus, which is based upon quantitative and qualitative factors. Generally of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk. The total amount available for payment of bonuses is based on the revenues associated with the products managed by the Focus Growth Team. The amount of this "bonus pool" is determined by taking a pre-determined percentage of such revenues (minus appropriate expenses associated with this product and the investment management team).

Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The subjective portion of the pool is allocated to team members within the discretion of senior management.

The allocation of the remaining 50% of the pool is based upon objective factors. Performance is measured as a result of the team's standing relative to a large cap growth composite of a nationally recognized publicly available database, for five successive calendar years. Performance rankings are in quartiles as follows: top decile, top quartile, second quartile, third quartile and bottom quartile. An average is taken of the five year relative performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete payout of the "objective" portion of the bonus pool over the previous five years, there is an opportunity to recoup these amounts if the multiplier is in excess of 100%, in the discretion of senior management.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

In addition, there is a potential one-time value creation payment that may be allocated on or about December 31, 2009 to the extent the value added by the team exceeds the relative value of their holdings in the Amended and Restated Delaware Investments Inc. Incentive Compensation Plan. This amount, if any, would be paid out to the team under a deferred compensation arrangement. The value creation payment, if any, would be paid out to individual team members in proportion to the shares granted to that team member under the Plan.

(Mr. Loome only) Due to transitioning of responsibilities of DMC's fixed income managers over the past year, some of the managers' bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the Fund's Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by DMC and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Deferred Compensation—Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

Stock Option Incentive Plan/Equity Compensation Plan—Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards and restricted stock units relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan. In addition, certain managers may be awarded restricted stock units, or "performance shares," in Lincoln National Corporation. Delaware Investments U.S., Inc. is an indirect subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc. is, in turn, an indirect, wholly-owned subsidiary of Lincoln National Corporation.

The Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan was established in 2001 in order to provide certain employees of DMC with a more direct means of participating in the growth of DMC. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Subject to the terms of the plan, restricted stock units typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the restricted stock awards will be issued after vesting. Awards are granted under the plan from time to time by the investment manager in its full discretion. Awards may be based in part on seniority. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. Shares issued upon the exercise of such options or vesting of restricted stock units must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder from time to time, as the case may be.

Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

Other Compensation—Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares. As of the end of the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds' most recently completed fiscal year, DMC's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Growth, Tax-Managed Large Cap or High Yield Bond Fund.

Other Accounts. As of September 30, 2008, in addition to the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds, DMC's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows. Any accounts managed in a personal capacity appear under "Other Accounts" along with other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter-end for which account statements are available.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Jeffrey S. VanHarte	16	$3,400,000,000	0	$0	59		$7,000,000,000
					2	*	$491,000,000
Christopher J. Bonavico	17	$3,400,000,000	0	$0	63		$7,000,000,000
					2	*	$491,000,000
Daniel J. Prislin	16	$3,400,000,000	0	$0	64		$7,000,000,000
					2	*	$491,000,000
Christopher M. Ericksen	16	$3,400,000,000	0	$0	56		$6,800,000,000
					2	*	$491,000,000
Kevin P. Loome	22	$7,100,000,000	0	$0	10		$487,900,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds and the investment action for such other fund or account and the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Large Cap, Large Cap Growth, Tax-Managed Large Cap or High Yield Bond Fund. Additionally, the management of multiple other funds or accounts and the Large Cap, Large Cap Growth, Tax-Managed Large Cap or High Yield Bond Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds and accounts and the Large Cap, Large Cap Growth, Tax-Managed Large Cap or High Yield Bond Fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DMC has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

Two of the accounts managed by the portfolio managers have a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While DMC's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

GSAM

Compensation. SIMC pays GSAM a fee based on the assets under management of the Large Cap Growth and the Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between GSAM and SIMC. GSAM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Growth and Tax-Managed Large Cap Funds. The following information relates to the period ended September 30, 2008.

GSAM's growth team's (the "Growth Team") compensation package for its portfolio managers is composed of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance-based fees. The Growth Team measures its performance on a market cycle basis, which is typically measured over a three-to-seven year period, rather than being focused on short-term gains in its strategies or short-term contributions from a portfolio manager in any given year.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (i) whether the Growth Team performed consistently with objectives and client commitments; (ii) whether the Growth Team's performance exceeded performance benchmarks over a market cycle; (iii) consistency of performance across accounts with similar profiles; and (iv) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad-based or narrow-based indices which will vary based on client expectations. The benchmark against which the Growth Team's performance is measured is the Russell 1000 Growth Index.

The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Growth Team.

GSAM and the Growth Team's decisions may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.

Other Compensation. In addition to base salaries and performance bonuses, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401(k) program that enables employees to direct a percentage of their pre-tax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pre-tax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

Ownership of Fund Shares. As of the end of the Large Cap Growth and Tax-Managed Large Cap Funds' most recently completed fiscal year, GSAM's portfolio managers did not beneficially own any shares of the Large Cap Growth or Tax-Managed Large Cap Fund.

Due to GSAM internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

Other Accounts. As of September 30, 2008, in addition to the Large Cap Growth and Tax-Managed Large Cap Funds, GSAM's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Gregory H. Ekizian, David G. Shell and Steven M. Barry	18	$8,460,500,000	1	$58,200,000	338		$16,244,100,000
					10	*	$2,001,400,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. GSAM portfolio managers are often responsible for managing one or more funds as well as Other Accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Large Cap Growth and Tax-Managed Large Cap Funds and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The firm seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Large Cap Growth and Tax-Managed Large Cap Funds and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

GIM

Compensation. SIMC pays GIM a fee based on the assets under management of the High Yield Bond Fund as set forth in an investment sub-advisory agreement between GIM and SIMC. GIM pays its investment professionals out of its total revenues and other sources, including the sub-advisory fees earned with respect to the High Yield Bond Fund. GIM portfolio managers' compensation consists of the following elements: (i) Base Salary: the portfolio managers are paid a fixed base salary by GIM, which is set at a level determined to be appropriate based upon the individual's experience and responsibilities; and (ii) Annual Bonus: the portfolio managers are paid a discretionary annual bonus by GIM, which is based on the overall performance and profitability of GIM, but not on performance of the High Yield Bond Fund or other accounts managed by the portfolio managers. The portfolio managers also participate in benefit plans (e.g., health, dental, life) and programs generally available to all employees of the GIM.

Ownership of Fund Shares. As of February 28, 2009, GIM's portfolio managers did not beneficially own any shares of the High Yield Bond Fund.

Other Accounts. As of February 28, 2009, in addition to the High Yield Bond Fund, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Todd Boehly, Patrick Mitchell**	0		$0	16		$6,300,000,000	7		$8,491,200,000
	0	*	$0	16	*	$6,300,000,000	6	*	$8,460,000,000

*    These accounts are subject to a performance-based advisory fee.

**  Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

Conflicts of Interests. Each portfolio manager's management of Other Accounts may give rise to potential conflicts of interest in connection with his management of the High Yield Bond Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the High Yield Bond Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the High Yield Bond Fund. While the portfolio managers' management of the Other Accounts may give rise to the following potential conflicts of interest, GIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, GIM believes that it has designed policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the High Yield Bond Fund. Because of their position with the High Yield Bond Fund, the portfolio managers know the size, timing, and possible market impact of High Yield Bond Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the Other Accounts and to the possible detriment of the High Yield Bond Fund. However, GIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers' management of the High Yield Bond Fund and the Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Accounts over the High Yield Bond Fund. This conflict of interest may be exacerbated to the extent that GIM or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the High Yield Bond Fund. Notwithstanding this theoretical conflict of interest, it is GIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, GIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

Brokerage. GIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Other Accounts, GIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such Other Accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security for the execution of the transaction, or both, to the possible detriment of the High Yield Bond Fund or Other Account(s) involved.

GIM has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

INTECH

Compensation. SIMC pays INTECH a fee based on the assets under management of the Large Cap, Large Cap Value and Large Cap Growth Funds as set forth in an investment sub-advisory agreement between INTECH and SIMC. INTECH pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Value and Large Cap Growth Funds. The following information relates to the period ended September 30, 2008.

For managing the Large Cap, Large Cap Value and Large Cap Growth Funds and all Other Accounts, INTECH's portfolio managers receive base pay in the form of a fixed annual salary paid by INTECH. This pay is not based on performance or assets of the Large Cap, Large Cap Value and Large Cap Growth Funds or Other Accounts. INTECH's portfolio managers are also eligible for a cash bonus as determined by INTECH, which is not based on performance or assets of the Large Cap, Large Cap Value and Large Cap Growth Funds or Other Accounts, rather it is based on overall corporate performance and individual contribution. The portfolio managers, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

Some of the portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with the Janus Executive Income Deferral Program.

Ownership of Fund Shares. As of the end of the Large Cap, Large Cap Value and Large Cap Growth Funds' most recently completed fiscal year, INTECH's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Value or Large Cap Growth Fund.

Other Accounts. As of September 30, 2008, in addition to the Large Cap, Large Cap Value and Large Cap Growth Funds, INTECH's portfolio managers were responsible for the day-to-day management of certain Other Accounts as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Dr. Robert Fernholz, Dr. Adrian Banner, Dr. Jason Greene and Joseph Runnels*	15		$5,971,474,331	38	$10,119,913,360	351		$38,260,040,555
	3	**	$435,421,943			49	**	$7,242,965,341

*  All portfolios are managed on a team basis.

**  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. As shown in the table above, the Large Cap, Large Cap Value and Large Cap Growth Funds' portfolio managers may manage Other Accounts with investment strategies similar to the Large Cap, Large Cap Value and Large Cap Growth Funds. Fees earned by INTECH may vary among these accounts. The portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have greater impact on the investment personnel's compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for Other Accounts outperforming the Large Cap, Large Cap Value and Large Cap Growth Funds. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Large Cap, Large Cap Value and Large Cap Growth Funds are not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Large Cap, Large Cap Value and Large Cap Growth Funds. However, INTECH believes that these risks may be mitigated, to a certain extent, by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

Integrity

Compensation. SIMC pays Integrity a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between Integrity and SIMC. Integrity pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended September 30, 2008.

Integrity's compensation policy is designed to compensate employees based on their contributions to the firm and Integrity's clients. Total compensation includes fixed base salaries and bonuses consistent with investment management industry standards. Bonuses are determined by team performance, individual performance and contribution to the firm's business objectives, and are based on a fixed percentage of Integrity's overall revenue. Professionals are formally evaluated on an annual basis (December/January) on a variety of function-specific goals and criteria based on a combination of desired individual and firm achievements. At that time, the annual bonus is determined by the firm's Board of Managers.

Also, portfolio managers with ownership in Integrity receive compensation from Integrity profits based on their percentage of ownership in Integrity. No portion of their pay is based on the performance of the Small Cap Fund. The bonus is impacted by revenue Integrity receives from the Small Cap Fund but is not tied directly to the amount of assets in the Small Cap Fund.

In addition, all members of the investment team either have or are on track to have direct equity or "phantom stock" equivalent ownership in the firm.

Ownership of Fund Shares. As of the end of the Small Cap Fund's most recently completed fiscal year, Integrity's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of September 30, 2008, in addition to the Small Cap Fund, Integrity's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Portfolio Management Team (Daniel G. Bandi, Daniel J. DeMonica, Adam I. Friedman, Joe A. Gilbert, J. Bryan Tinsley, Mirsat Nikovic and William H. McNett)	1	$129,317,453	0	$0	108		$1,960,756,350
					1	*	$35,424,609

*  This account is subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts managed by Integrity's portfolio managers include registered investment companies, pooled vehicles and other separately managed institutional accounts. The Other Accounts might have similar investment objectives to the Small Cap Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, Integrity does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Integrity believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Fund. Because of their positions with the Small Cap Fund, the portfolio managers know the size, timing and possible market impact of Small Cap Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Fund. However, Integrity has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Fund. This conflict of interest may be exacerbated to the extent that Integrity or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap Fund. Notwithstanding this theoretical conflict of interest, it is Integrity's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Integrity has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Account securities that differ in identity or quantity from securities bought for the Small Cap Fund, such securities might not be suitable for the Small Cap Fund given its investment objectives and related restrictions.

Janus

Compensation. SIMC pays Janus a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between Janus and SIMC.

Janus pays its portfolio managers out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following describes the structure and method of calculating compensation for William H. Bales, Chad Meade and Brian A. Schaub as of September 30, 2008.

Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing the Small Cap Growth Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities.

Fixed Compensation: Fixed compensation is paid in cash and is composed of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options and a cash-deferred award that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-,and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

Portfolio managers may elect to defer payment of a designated percentage of fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

The following describes the structure and method of calculating compensation for Paul Berg, Eileen Hoffmann, Scott Stutzman and Philip Cody Wheaton as of September 30, 2008.

Research analysts are compensated for their responsibilities as analysts and for their management and leadership roles with respect to the Small Cap Growth Fund and any other funds, portfolios, or accounts for which they have responsibilities through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed Compensation is paid in cash and is comprised of an annual base salary established based on factors such as scope of responsibility, tenure and long-term performance.

Variable compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options and a cash-deferred award that is credited with income, gains and losses based on the performance of selected Janus mutual fund investments). Variable compensation is calculated based on pre-tax performance of the Janus mutual funds.

Research analysts are eligible for variable compensation through participation in compensation pools related to portfolio performance and various levels of team contributions to that performance. Aggregate compensation available in each pool is derived from a formula tied to the aggregate asset-weighted and/or fund-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year periods, subject to a reduction in the event of absolute negative performance. Aggregate compensation in each pool is allocated among the eligible respective participants at the discretion of Janus based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage and subjective criteria. For certain compensation pools, no performance compensation is paid to any team member if the team's aggregate asset-weighted performance for the one- or three-year periods does not meet or exceed a certain ranking.

The Small Cap Growth Fund's Lipper peer group for compensation purposes is the Lipper Small-Cap Growth Funds.

Ownership of Fund Shares. As of the end of the Small Cap Growth Fund's most recently completed fiscal year, William H. Bales, Chad Meade, Brian A. Schaub, Paul Berg, Eileen Hoffmann, Scott Stutzman and Philip Cody Wheaton did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts. As of September 30, 2008, in addition to the Small Cap Growth Fund, Janus' portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
William H. Bales	6	$1,327,139,924	0	$0	3		$126,943,119
					1	*	$84,653,969
Chad Meade	4	$374,550,391	0	$0	1		$84,653,969
					1	*	$84,653,969
Brian A. Schaub	4	$374,550,391	0	$0	1		$84,653,969
					1	*	$84,653,969
Paul Berg	2	$214,842,440	0	$0	1		$84,653,969
					1	*	$84,653,969
Eileen Hoffmann	2	$214,842,440	0	$0	1		$84,653,969
					1	*	$84,653,969
Scott Stutzman	2	$214,842,440	0	$0	1		$84,653,969
					1	*	$84,653,969
Philip Cody Wheaton	2	$214,842,440	0	$0	1		$84,653,969
					1	*	$84,653,969

*  These accounts are subject to a performance-based advisory fee.

Material Conflicts. As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Fund. Those other accounts may include other Janus funds, private-label mutual funds for which Janus serves as sub-adviser, and separately managed accounts. Fees earned by Janus may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus has adopted trade allocation procedures that govern allocation of securities among various Janus accounts.

JPMIM

Compensation. SIMC pays JPMIM a fee based on the assets under management of the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds as set forth in an investment sub-advisory agreement between JPMIM and SIMC. JPMIM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. The following information relates to the period ended February 28, 2009.

JPMIM's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMIM or its affiliates. These elements reflect individual performance and the performance of JPMIM's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to the Core Fixed Income Fund's, U.S. Fixed Income Fund's and High Yield Bond Fund's respective benchmark indices listed in the Prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). The peer group used in evaluating the performance of the Core Fixed Income Fund's and U.S. Fixed Income Fund's portfolio manager is the Evestment Core Bond Universe. The peer group used in evaluating the performance of the High Yield Bond Fund's portfolio managers is the Lipper High Current Yield Funds. Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to mandatory notional investment in selected mutual funds advised by JPMIM or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Fund Shares. As of February 28, 2009, JPMIM's portfolio managers did not beneficially own any shares of the Core Fixed Income, U.S. Fixed Income or High Yield Bond Fund.

Other Accounts. As of February 28, 2009, in addition to the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds, JPMIM's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Douglas Swanson	7	$10,144,630,000	7	$4,807,570,000	52	$6,938,330,000
Robert Cook	5	$391,768,982	12	$841,794,637	3	$322,063,978
Thomas Hauser	5	$391,768,982	11	$820,606,042	3	$322,063,978

None of these accounts is subject to a performance-based advisory fee.

Conflicts of Interests. The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMIM's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JPMIM may receive more compensation with respect to certain Other Accounts than that received with respect to the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds, or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JPMIM or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JPMIM could be viewed as having a conflict of interest to the extent that JPMIM or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JPMIM's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JPMIM and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMIM may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMIM may be perceived as causing accounts it manages to participate in an offering to increase JPMIM's overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMIM manages accounts that engage in short sales of securities of the type in which the Core Fixed Income, U.S. Fixed Income or High Yield Bond Fund invests, JPMIM could be seen as harming the performance of the Core Fixed Income, U.S. Fixed Income or High Yield Bond Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JPMIM may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMIM or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JPMIM and its affiliates is to meet their fiduciary obligation with respect to all clients, JPMIM and its affiliates have policies and procedures designed to manage the conflicts. JPMIM and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMIM's Codes of Ethics and JPMC's Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time.

For example, orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMIM's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMIM may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMIM attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective pre-determined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM so that fair and equitable allocation will occur over time.

LMIL

Compensation. SIMC pays LMIL a fee based on the assets under management of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds as set forth in an investment sub-advisory agreement between LMIL and SIMC. LMIL pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. The following information relates to the period ended May 31, 2009.

Portfolio managers at LMIL are compensated through a combination of salary, bonus and partnership participation. Bonuses are formula driven based on assets managed, revenues, and performance relative to peer groups. Partnership units will be granted, at no cost, based on achieving certain asset or revenue hurdles.

LMIL's incentive compensation plans for investment teams are based on actual composite performance relative to a benchmark. The benchmark used to measure performance is a peer group universe blending retail and institutional data. Particular attention is paid to the team's performance ranking within the universe for a blended time period which includes one year, three years and since inception performance. Performance is calculated on a pre-tax basis annually.

Ownership of Fund Shares. As of May 31, 2009, LMIL's portfolio managers did not beneficially own any shares of the Small Cap Value, Tax-Managed Small Cap or Small Cap Growth Fund.

Other Accounts. As of May 31, 2009, in addition to the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds, LMIL's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Andrew Beja and Thomas Holman (Small Cap Growth)	2	$119,749,347.85	0	$0	3		$55,837,739.98
					1	*	$50,676,275.13
R. Todd Vingers, Peter Zuger, and Donald Cleven (Small CapValue and Tax-Managed Small Cap)	5	$504,974,748.05	5	$68,630,307.37	55		$832,755,946.35
					4	*	$58,930,537.76

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include all portfolios managed. The Other Accounts might have similar investment objectives as the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LMIL does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, LMIL believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. Because of their positions with the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds, the portfolio managers know the size, timing, and possible market impact of Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. However, LMIL has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. This conflict of interest may be exacerbated to the extent that LMIL or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. Notwithstanding this theoretical conflict of interest, it is LMIL's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LMIL has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth

Funds, such an approach might not be suitable for the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds given their investment objectives and related restrictions.

LMCM

Compensation. SIMC pays LMCM a fee based on the assets under management of the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between LMCM and SIMC. LMCM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds. The following information relates to the period ended September 30, 2008.

All of LMCM's portfolio managers are paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the annual performance of the portfolio manager's accounts relative to the product's published benchmarks, the Russell 1000 Index for Value Equity portfolios and the Russell 1000 Growth Index for Growth Equity portfolios, the portfolio manager's performance over other time periods, the total value of the assets managed by the portfolio manager, the portfolio manager's contribution to the research process, the profitability of LMCM and the portfolio manager's contribution to profitability, and trends in industry compensation levels and practices.

Portfolio managers are also eligible to receive stock options from Legg Mason, Inc., a parent company of LMCM, based upon an assessment of the portfolio manager's contribution to the success of the company, as well as employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason Inc.'s 401(k) program, and participation in other Legg Mason Inc.'s deferred compensation plans.

Ownership of Fund Shares. As of the end of the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds' most recently completed fiscal year, LMCM's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Value, Large Cap Growth or Tax-Managed Large Cap Fund.

Other Accounts. As of September 30, 2008, in addition to the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds, LMCM's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Mary Chris Gay	7	$3,132,500,000	9	$1,691,900,000	4		$686,900,000
					1	*	$111,600,000
Robert Hagstrom	6	$1,759,000,000	2	$90,200,000	27		$1,564,000,000

*  This account is subject to a performance-based advisory fee.

The performance fee, as of September 30, 2008, is calculated annually based on the average month-end value of the account during the period: a) first year was based on the previous 12 months; b) second year was based on the previous 24 months; and c) third year and after is based on the prior 36 months. This fee is based on pre-tax revenues and the benchmark for the purpose of calculating the performance fee is the S&P 500 Index.

Conflicts of Interests. LMCM's portfolio managers' management of other accounts (collectively, the "Other Accounts") may give rise to potential conflicts of interest in connection with their management of the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds. LMCM does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, LMCM believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of LMCM's portfolio managers' day-to-day management of the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds. Because of their positions with the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds, the portfolio managers know the size, timing and possible market impact of Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Fund trades. It is theoretically possible that LMCM's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds. However, LMCM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of LMCM's portfolio managers' management of the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds. This conflict of interest may be exacerbated to the extent that LMCM or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds. Notwithstanding this theoretical conflict of interest, it is LMCM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LMCM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while LMCM's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds, such securities might not be suitable for the Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds given their investment objectives and related restrictions.

LA Capital

Compensation. SIMC pays LA Capital a fee based on the assets under management of the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds as set forth in an investment sub-advisory agreement between LA Capital and SIMC. LA Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. The following information relates to the period ending September 30, 2008.

Portfolio management compensation is composed of fixed salaries and bonuses based on merit, and is in no way tied to the performance or market value of the Small Cap, Small Cap Growth or Tax-Managed Small Cap Fund. All portfolio managers are also principals in the firm and thus receive pro-rata ownership distributions of LA Capital's profits on a quarterly basis.

Ownership of Fund Shares. As of the end of the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds' most recently completed fiscal year, LA Capital's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Growth or Tax-Managed Small Cap Fund.

Other Accounts. As of September 30, 2008, in addition to the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds, LA Capital's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Thomas Stevens	18		$1,582,200,000	0		$0	25		$2,314,200,000
	0	*	$0	1	*	$386,800,000	9	*	$1,462,100,000
Hal Reynolds	18		$1,582,200,000	0		$0	25		$2,314,200,000
	0	*	$0	1	*	$386,800,000	9	*	$1,462,100,000
David Borger	18		$1,582,200,000	0		$0	25		$2,314,200,000
	0	*	$0	1	*	$386,800,000	9	*	$1,462,100,000
Stuart Matsuda	18		$1,582,200,000	0		$0	25		$2,314,200,000
	0	*	$0	1	*	$386,800,000	9	*	$1,462,100,000
Christine Kugler	18		$1,582,200,000	0		$0	25		$2,314,200,000
	0	*	$0	1	*	$386,800,000	9	*	$1,462,100,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. LA Capital's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap, Small Cap Growth or Tax-Managed Small Cap Fund investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives to the Small Cap Growth and Tax-Managed Small Cap Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

A potential conflict of interest may arise as a result of LA Capital's portfolio managers' management of the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. This conflict of interest may be exacerbated to the extent that LA Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. Notwithstanding this theoretical conflict of interest, it is LA Capital's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while LA Capital portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds, such securities might not be suitable for the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds given their investment objectives and related restrictions.

LSV

Compensation. SIMC pays LSV a fee based on the assets under management of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds as set forth in an investment sub-advisory agreement between LSV and SIMC. LSV pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap,

Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The following information relates to the period ended September 30, 2008.

LSV's portfolio managers' compensation consists of a fixed salary and discretionary bonus. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests. The bonus is based upon the profitability of the firm and individual performance. None of the portfolio managers' compensation is based on the performance of, or the value of assets held in, the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap or Tax-Managed Small Cap Fund.

Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group. The portfolio managers' compensation is not tied to any one account, including the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, and bonuses are not awarded or calculated based upon performance.

Ownership of Fund Shares. As of the end of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds' most recently completed fiscal year, LSV's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap or Tax-Managed Small Cap Fund.

Other Accounts. As of September 30, 2008, in addition to the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, LSV's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani	25	$5,739,067,091	32	$10,217,232,107	493		$37,913,956,473
					25	*	$3,056,533,091

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include separate accounts and other pooled investment vehicles. The Other Accounts might have similar investment objectives as the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LSV does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, LSV believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. Because of their positions with the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, the portfolio managers know the size, timing, and possible market impact of Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. However, LSV has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. This conflict of interest may be exacerbated to the extent that LSV or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Large Cap, Large Cap Value, Small Cap Value and Tax-Managed Large Cap, Tax-Managed Small Cap Funds. Notwithstanding this theoretical conflict of interest, it is LSV's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LSV has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, such an approach might not be suitable for the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds given their investment objectives and related restrictions.

Martingale

Compensation. SIMC pays Martingale a fee based on the assets under management of the Small Cap Value and Mid-Cap Funds as set forth in an investment sub-advisory agreement between Martingale and SIMC. Martingale pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value and Mid-Cap Funds. The following information relates to the period ended September 30, 2008.

Martingale's portfolio managers' compensation packages are commensurate with past experience and current contributions to Martingale. Compensation for all investment professionals includes an annual base salary, an opportunity to earn a yearly bonus, an attractive profit-sharing retirement plan and an opportunity for partnership. Changes in salary or bonus for individual employees are based on traditional employee performance evaluation criteria. The pool of funds available for salary, bonuses and profit sharing are linked to the overall success of the firm. None of the portfolio managers' compensation is linked to the performance of, or the value of assets held in, the Small Cap Value or Mid-Cap Fund.

Ownership of Fund Shares. As of the end of the Small Cap Value and Mid-Cap Funds' most recently completed fiscal year, Martingale's portfolio managers did not beneficially own any shares of the Small Cap Value or Mid-Cap Fund.

Other Accounts. As of September 30, 2008, in addition to the Small Cap Value and Mid-Cap Funds, Martingale's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts	Total Assets
Portfolio Management Team (Samuel Nathans, James Eysenbach and William E. Jacques)	5	$360,598,050	16		$835,683,999	38	$2,657,157,485
			2	*	$24,734,079

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Value and Mid-Cap Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include all other Martingale accounts. The Other Accounts might have similar investment objectives as the Small Cap Value and Mid-Cap Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Small Cap Value and Mid-Cap Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Martingale does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Martingale believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Value and Mid-Cap Funds. Because of their positions with the Small Cap Value and Mid-Cap Funds, the portfolio managers know the size, timing, and possible market impact of Small Cap Value and Mid-Cap Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Value and Mid-Cap Funds. However, Martingale has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

MetWest

Compensation. SIMC pays MetWest a fee based on the assets under management of the Core Fixed Income and U.S. Fixed Income Funds as set forth in an investment sub-advisory agreement between MetWest and SIMC. MetWest pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income and U.S. Fixed Income Funds. The following information relates to the period ended September 30, 2008.

MetWest's compensation program for its investment professionals is designed to be competitive and appropriate to attract and retain the highest caliber employees. MetWest's compensation of investment professionals primarily reflects their ability to generate long-term investment success on behalf of client accounts. Portfolio managers who are partners at MetWest receive a fixed salary plus their pro rata share of MetWest profits (if any). Portfolio managers who are not equity owners of MetWest receive an annual fixed salary plus the possibility of a cash bonus. In certain instances, an individual can serve as a portfolio manager and receive a cash salary plus bonus compensation based upon the revenue (or profit) received by the firm due to a specific product line. Investment professionals also receive contributions under MetWest's Profit Sharing/401(k) Plan. In general, MetWest's overall profitability determines the total amount of incentive compensation available to investment professionals.

An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team's dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of MetWest's leadership criteria.

Ownership of Fund Shares. As of the end of the Core Fixed Income and U.S. Fixed Income Funds' most recently completed fiscal year, MetWest's portfolio managers did not beneficially own any shares of the Core Fixed Income or U.S. Fixed Income Fund.

Other Accounts. As of September 30, 2008, in addition to the Core Fixed Income and U.S. Fixed Income Funds, MetWest's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Tad Rivelle	11		$8,428,190,000	2		$14,660,000	177		$14,351,110,000
	4	*	$525,600,000	2	*	$14,660,000	18	*	$2,092,380,000
Laird Landmann	11		$8,417,690,000	1		$14,350,000	177		$14,351,110,000
	3	*	$404,680,000	1	*	$14,350,000	18	*	$2,092,380,000
Stephen Kane	12		$8,538,610,000	1		$14,350,000	177		$14,351,110,000
	4	*	$525,600,000	1	*	$14,350,000	18	*	$2,092,380,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. MetWest's portfolio managers potentially could favor one account over another in allocating new investment opportunities that have limited supply, such as (by way of example but not limitation) initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than Other Accounts that did not receive an allocation of a particular initial public offering.

A portfolio manager potentially could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager potentially could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than Other Accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while Other Accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of Other Accounts. Similarly, if MetWest receives a performance-based advisory fee, the portfolio manager may have an incentive to favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to those accounts with higher performance fees.

A portfolio manager may have an incentive to favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

With respect to securities transactions for the Core Fixed Income and U.S. Fixed Income Funds, MetWest determines which broker to use to execute each order, consistent with its duty to seek best execution. MetWest aggregates like orders where it believes doing so is beneficial to its client accounts. However, with respect to certain separate accounts, MetWest may be limited by the clients or other constraints with respect to the selection of brokers or it may be instructed to direct trades through particular brokers. In these cases, MetWest may place separate, non-simultaneous transactions for the Core Fixed Income and U.S. Fixed Income Funds and another account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, MetWest seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

MetWest has in place a Code of Ethics designed to minimize conflicts of interest between clients and its investment personnel.

NBML

Compensation.  SIMC pays NBML a fee based on the assets under management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between NBML and SIMC. NBML pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The following information relates to the period ended May 31, 2009.

A portion of the compensation paid to each portfolio manager for management of the mutual funds in the fund family is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. The Russell 1000 Growth Index is used as the benchmark for the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio managers' compensation packages, including: (i) whether the portfolio manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Certain portfolio managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a portfolio manager will generally receive a percentage of pre-tax revenue determined on a monthly basis less third party payouts (e.g., a "finder's fee" or "referral fee" paid to a third party). To determine the percentage of revenue a portfolio manager receives, the aggregate fees collected on the accounts for which the portfolio manager are responsible are compared to a predetermined benchmark of fees that is grown 4% per annum.

NBML's portfolio managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NBML believes that its portfolio managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

NBML believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

Ownership of Fund Shares.  As of May 31, 2009, NBML's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Growth or Tax-Managed Large Cap Fund.

Other Accounts.  As of May 31, 2009, in addition to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, NBML's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows (assets in millions):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John J. Barker	4	$502	0	$0	652	$5,469
Daniel Rosenblatt	4	$502	0	$0	652	$5,469
Daniel J. Fletcher	4	$502	0	$0	652	$5,469
Lawrence K. Fisher	4	$502	0	$0	652	$5,469
Benjamin Nahum	0	$0	0	$0	35	$675

*  Other accounts include separate accounts, sub-advised accounts and managed accounts (WRAP).

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest.  Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the Funds and Other Accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for a fund or account that may adversely impact the value of securities held by a Fund, and which may include transactions that are directly contrary to the positions taken by the Fund. For example, a portfolio manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such a case, the portfolio manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or account, a Fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for Other Accounts may outperform the securities selected for the Funds. Finally, a conflict of interest may arise if NBML and a portfolio manager have a financial incentive to favor one account over another, because of a performance-based management fee that applies to one account but not to the Funds or other accounts for which the portfolio manager is responsible.

NBML has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Oppenheimer Capital

Compensation. SIMC pays Oppenheimer Capital a fee based on the assets under management of the Small Cap and Small Cap Growth Funds as set forth in an investment sub-advisory agreement between Oppenheimer Capital and SIMC. Oppenheimer Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small Cap Growths Fund. The following information relates to the period ended September 30, 2008.

Oppenheimer Capital believes that its compensation program is competitively positioned to attract and retain high caliber investment professionals. As more fully described below, each portfolio manager receives a fixed base salary, a variable bonus opportunity, and a benefits package. Key investment professionals are also eligible to participate in Oppenheimer Capital's long-term incentive program. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained fund performance. Oppenheimer Capital attempts to keep its compensation levels at or above the median for similar positions in its local area.

Each portfolio manager's compensation may consist of the following elements:

Base salary. Each portfolio manager is paid a fixed base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm's intentions are to be competitive in light of the portfolio manager's experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Annual bonus and Long Term Incentive Plan. Each portfolio manager is eligible for an annual bonus in addition to a base salary. Annual bonus targets are set each year with consideration to the market competitiveness of each position. The bonus typically forms the majority of the individual's cash compensation and is based in part on pre-tax performance against the Small Cap and Small Cap Growth Funds' relevant benchmark (the Russell 2000 Growth Index) or peer group ranking of the portfolio over a one or three year period, with some consideration for longer time periods. In addition to any bonus, Oppenheimer Captial utilizes two long-term incentive plans. The first plan is an Allianz Global Investors Plan for key employees. The plan provides awards that are based on the Compound Annual Growth Rate (CAGR) of Oppenheimer Capital over a period between one year or over a three year period as well as the collective earnings growth of all the asset management companies of Allianz Global Investors. The second plan is a deferred retention award for key investment professionals. The deferred retention award typically vests over a three year period and is typically invested in the fund(s) that the individual manages.

Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

Ownership of Fund Shares. As of the end of the Small Cap and Small Cap Growth Funds' most recently completed fiscal year, Oppenheimer Capital's portfolio managers did not beneficially own any shares of the Small Cap or Small Cap Growth Fund.

Other Accounts. As of September 30, 2008, in addition to the Small Cap and Small Cap Growth Funds, Oppenheimer Capital's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael Corelli	3	$424,400,000	0	$0	3	$30,500,000
Eric Sartorius (co-PM)	3	$424,400,000	0	$0	3	$30,500,000

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. The potential for conflicts of interests exists when portfolio managers are responsible for managing other accounts that have similar investment objectives and strategies as the Small Cap and Small Cap Growth Funds. Potential conflicts include, for example conflicts between investment strategies and conflicts in the allocation of investment opportunities. Typically, client portfolios having similar strategies are managed by portfolio managers in the same group using similar objectives, approach and philosophy. Therefore, portfolio holdings, relative position size and industry and sector exposures tend to be similar across portfolios with similar strategies, which minimizes the potential for conflicts of interest.

Oppenheimer Capital may receive more compensation with respect to certain accounts managed in a similar style than that received with respect to the Small Cap and Small Cap Growth Funds or may receive compensation based in part on the performance of certain similarly managed accounts. This may create a potential conflict of interest for Oppenheimer Capital or its portfolio managers by providing an incentive to favor these types of accounts when for example, placing securities transactions. Similarly, it could be viewed as having a conflict of interest to the extent that Oppenheimer Capital or an affiliate has a proprietary investment in an account managed in a similar strategy, or the portfolio manager has personal investments in similarly managed strategies. Potential conflicts of interest may arise with both the aggregation and allocation of investment opportunities because of market factors or investment restrictions imposed upon Oppenheimer Capital by law, regulation, contract or internal policies. The allocation of aggregated trades, in particular those that were partially completed due to limited availability, could also raise a conflict of interest, as Oppenheimer Capital could have an incentive to allocate securities that are expected to increase in value to favored accounts, for example, initial public offerings of limited availability. Another potential conflict of interest may arise when transactions for one account occurs after transactions in a different account in the same or different strategy thereby increasing the value of the securities when a purchase follows a purchase of size in another account or similarly decreasing the value if it is a sale. Oppenheimer Capital also manages accounts that may engage in short sales of securities of the type in which the Small Cap and Small Cap Growth Funds invest, Oppenheimer Capital could be seen as harming the performance of the Small Cap and Small Cap Growth Funds for the benefit of the accounts engaging in the short sales if the short sales cause the market value of the securities to fall.

Oppenheimer Capital or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments due to liquidity or other concerns or regulatory restrictions. Such policies may preclude the Small Cap and Small Cap Growth Funds from purchasing a particular security or financial instrument, even if such security or financial instrument would otherwise meet the Small Cap and Small Cap Growth Funds' objectives.

Oppenheimer Capital and its affiliates' objectives are to meet their fiduciary obligation with respect to all clients. Oppenheimer Capital and its affiliates have policies and procedures that are reasonably designed to seek to manage conflicts. Oppenheimer Capital and its affiliates monitor a variety of areas, including compliance with fund guidelines, trade allocations, and compliance with the respective Code of Ethics. Allocation policies and procedures are designed to achieve a fair and equitable allocation of investment opportunities among its clients over time.

Orders for the same equity security traded through a single trading desk or system are typically aggregated on a continual basis throughout each trading day consistent with Oppenheimer Capital's best execution obligation for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated on a pro-rata average price basis, subject to certain limited exceptions.

PanAgora

Compensation. SIMC pays PanAgora a fee based on the assets under management of the Small Cap Value Fund as set forth in an investment sub-advisory agreement between PanAgora and SIMC. PanAgora pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value Fund. The following information relates to the period ended September 30, 2008.

All investment professionals receive industry competitive salaries (based on an annual industry study) and are rewarded with meaningful performance-based annual bonuses, which can exceed 100% of salary. All employees of the firm are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not revenue associated with these accounts.

Employees are included in the Equity Partnership Plan offered by their parent company, Putnam Investments. Under the terms of the Equity Partnership Plan, up to 20% of the equity in the parent company may be issued in new, non-voting shares and distributed to company professionals.

Ownership of Fund Shares. As of the end of the Small Cap Value Fund's most recently completed fiscal year, PanAgora's portfolio managers did not beneficially own any shares of the Small Cap Value Fund.

Other Accounts. As of September 30, 2008, in addition to the Small Cap Value Fund, PanAgora's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Eric Sorensen	*	*	*		*	*		*
Ronald Hua, Sanjoy Ghosh, and Joel Feinberg	9	$983,453,163	31		$5,034,497,921	63		$4,560,355,034
			5	**	$474,901,528	5	**	$767,133,926
Jane Zhao, Ph.D. and Scott Baum	5	$428,144,093	14		$1,473,263,101	22		$1,101,929,120
			1	**	$32,157,739
Dmitri Kantsyrev, Ph.D., CFA	2	$207,487,727	11		$2,142,049,902	19		$2,854,435,128
			4	**	$474,901,528	5	**	$767,133,926

*    Eric Sorensen is CEO of PanAgora and as such has oversight of PanAgora's accounts.

**  These accounts are subject to a performance-based advisory fee.

Performance fees are typically based on the portfolio's net of asset-based management fee returns and may include a performance hurdle rate. These fees are typically a measure of a period of at least twelve months and are based on pre-tax returns.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Value Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include retirement plans and separately managed accounts, as well as incubated accounts. The Other Accounts might have similar investment objectives as the Small Cap Value Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap Value Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, PanAgora does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, PanAgora believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Value Fund. Because of their positions with the Small Cap Value Fund, the portfolio managers know the size, timing and possible market impact of Small Cap Value Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Value Fund. However, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap Value Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Value Fund. This conflict of interest may be exacerbated to the extent that PanAgora or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Small Cap Value Fund. Notwithstanding this theoretical conflict of interest, it is PanAgora's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap Value Fund, such securities might not be suitable for the Small Cap Value Fund given its investment objectives and related restrictions.

Parametric

Compensation. SIMC pays Parametric a fee based on the assets under management of the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds as set forth in an investment sub-advisory agreement between Parametric and SIMC. Parametric pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds. The following information relates to the period ended September 30, 2008.

Employee Compensation. Compensation of Parametric's portfolio managers and other investment professionals has three primary components: (i) a base salary; (ii) a quarterly cash bonus; and (iii) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corporation's nonvoting common stock (Parametric's parent company). Parametric's investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric investment professionals is reviewed primarily on an annual basis. Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/or put into effect at or shortly after calendar year-end.

Method to Determine Employee Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers' performance in meeting them. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and Eaton Vance Corp. Cash bonuses are determined based on a target percentage of Parametric profits. While the base salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in financial performance and other factors.

Ownership of Fund Shares. As of the end of the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds' most recently completed fiscal year, Parametric's portfolio managers did not beneficially own any shares of the Tax-Managed Large Cap, Tax-Managed Small Cap or Tax-Managed Managed Volatility Fund.

Other Accounts. As of September 30, 2008, in addition to the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds, Parametric's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts	Total Assets
Thomas Seto	14	$5,694,107,027	0		$0	17,255	$17,622,000,000
David Stein			1	*	$137,642,467

*  This account is subject to a performance-based advisory fee.

Conflicts of Interests. Parametric's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include other investment company accounts and separately managed accounts. The Other Accounts might have similar investment objectives as the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds. While the portfolio managers' management of Other Accounts may give rise to potential conflicts of interest, Parametric does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Parametric believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

QMA

Compensation. SIMC pays QMA a fee based on the assets under management of the Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds as set forth in an investment sub-advisory agreement between QMA and SIMC. QMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds. The following information relates to the period ended September 30, 2008.

Investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. QMA regularly benchmarks its compensation program against leading asset management firms to monitor competitiveness.

The salary component is based on market data relative to similar positions within the industry as well as the past performance, experience and responsibility of the individual.

An investment professional's incentive compensation, including both the annual cash bonus and long-term incentive grant, is not based on the performance of the Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund (or any other individual account managed by QMA) or the value of the assets of the Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund (or any other individual account managed by QMA). Rather, the incentive compensation of each investment professional is primarily determined based on such person's contribution to QMA's goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person's qualitative contributions to the organization. An investment professional's long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is subject to increase or decrease based on the annual performance of certain QMA advised accounts, and (ii) 20% of the value of the grant consists of stock options and restricted stock of Prudential Financial, Inc. (QMA's ultimate parent company). The long-term incentive grants are subject to vesting requirements.

The size of the annual cash bonus pool available for individual grants is determined quantitatively based on two primary factors: 1) investment performance (pre-tax) of composites representing QMA's various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and benchmarks, including, but not limited to, the S&P 500, S&P 1500, S&P 400, S&P 600, Russell 3000®, Russell 1000® Value, Russell 1000® Growth, MSCI® EAFE, MSCI® Emerging Markets and MSCI® World Indexes, and 2) business results as measured by QMA's pre-tax income.

The size of the annual long-term incentive pool available for individual grants is determined by Prudential Financial based on a percentage of the aggregate compensation of QMA's eligible employees for the prior year.

Russell Indices are trademarks/service marks of Russell Investments. Russell is a trademark of Russell Investments.

Ownership of Fund Shares. As of the end of the Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds' most recently completed fiscal year, QMA's portfolio managers did not beneficially own any shares of the Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund.

Other Accounts. As of September 30, 2008, in addition to the Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds, QMA's portfolio managers were responsible for the management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number of Accounts**	Total Assets	Number of Accounts**	Total Assets	Number of Accounts**		Total Assets
Margaret Stumpp	45	$29,572,167,346	31	$5,699,633,241	108		$14,339,008,950
					15	***	$5,207,690,021
Mitchell Stern	21	$7,399,145,116	27	$5,265,421,621	50		$8,671,387,675
					15	***	$5,207,690,021
Daniel Carlucci	21	$7,399,145,116	27	$5,265,421,621	49		$8,599,331,895
					15	***	$5,207,690,021
Peter Xu	21	$7,399,145,116	27	$5,265,421,621	49		$8,599,331,895
					15	***	$5,207,690,021
Ted Lockwood	42	$29,179,037,500	28	$5,296,878,160	100		$12,660,532,238
					15	***	$5,207,690,021
Stacie Mintz	42	$29,179,037,500	28	$5,296,878,160	99		$12,588,476,459
					15	***	$5,207,690,021
Devang Gambhirwala	21	$7,399,145,116	27	$5,265,421,621	50		$8,671,387,675

*    "Other Pooled Investment Vehicles" includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. "Other Accounts" includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates. The assets in certain accounts have been estimated due to the availability of information only at the end of calendar quarters.

**  Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

***  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. QMA, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., is part of a full-scale global financial services organization, affiliated with insurance companies, investment advisers and broker-dealers. QMA's portfolio managers are often responsible for managing multiple accounts, including accounts of affiliates, institutional accounts, mutual funds, insurance company separate accounts and various pooled investment vehicles. These affiliations and portfolio management responsibilities may cause potential and actual conflicts of interest. QMA aims to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to all of its clients, including the Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds.

Management of multiple accounts and funds side-by-side may raise potential conflicts of interest relating to the allocation of investment opportunities, the aggregation and allocation of trades and cross trading. QMA has developed policies and procedures designed to address these potential conflicts of interest.

There may be restrictions imposed by law, regulation or contract regarding how much, if any, of a particular security QMA may purchase or sell on behalf of the Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds, and as to the timing of such purchase or sale. QMA may come into possession of material, non-public information with respect to a particular issuer and as a result be unable to execute purchase or sale transactions in securities of such issuer for the Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds. Such restrictions may come into play as a result of QMA's relationship with Prudential Financial and its other affiliates. QMA is generally able to avoid a variety of potential conflicts due to the possession of material, non-public information by maintaining "information barriers" to prevent the transfer of information between affiliates.

Certain affiliates of QMA develop and may publish credit research that is independent from the research developed within QMA. QMA may hold different opinions on the investment merits of a given security, issuer or industry such that QMA may be purchasing or holding a security for the Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund and an affiliated entity may be selling or recommending a sale of the same security or other securities of the same issuer. Conversely, QMA may be selling a security for the Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund and an affiliated entity may be purchasing or recommending a buy of the same security or other securities of the same issuer. In addition, QMA's affiliated brokers or investment advisers may be executing transactions in the market in the same securities as the Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund at the same time. It is the policy of QMA not to engage in principal transactions with affiliated broker-dealers for unaffiliated institutional accounts managed by QMA.

With respect to the management of the Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds, QMA may cause securities transactions to be executed concurrently with authorizations to purchase or sell the same securities for Other Accounts managed by QMA, including proprietary accounts or accounts of affiliates. In these instances, the executions of purchases or sales, where possible, are allocated equitably among the various accounts.

QMA may provide to non-discretionary clients the same model investment portfolio that it uses to manage the Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund. Delivery of the model portfolios to non-discretionary clients may be prior to or after execution of trades for discretionary accounts utilizing the same model, including the Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund. The Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund may be disadvantaged where QMA initiates trading for such funds after it delivers the model investment portfolio to the non-discretionary clients, or vice versa. QMA believes the potential market impact of trading based on the models is unlikely to be significant given that the model typically calls for small trades.

QMA may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for the Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund, at prices which may be different. In addition, QMA may, at any time, execute trades of securities of the same kind or class in one direction for an account and trade in the opposite direction or not trade for any other account, including the Large Cap, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund, due to differences in investment strategy or client direction.

The fees charged to advisory clients by QMA may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of a portfolio being managed, the relationship with the client, the origination and service requirements and the asset class involved. Fees may also differ based on account type (e.g., commingled accounts, trust accounts, insurance company separate accounts, and corporate, bank or trust-owned life insurance products). Fees are negotiable, so that one client may be paying a higher fee than another client with similar investment objectives or goals. Fees paid by certain clients may also be higher if due to performance-based fees which increase based on the performance of a portfolio above an established benchmark. Also, large accounts generate more revenue for QMA than do smaller accounts. A portfolio manager may be faced with a conflict of interest when allocating scarce investment opportunities given the benefit to QMA of favoring accounts that pay a higher fee or generate more income for QMA. To address this conflict of interest, QMA has adopted allocation policies as well as supervisory procedures that are intended to fairly allocate investment opportunities among competing client accounts.

Conflicts of interest may also arise regarding proxy voting. QMA's proxy voting committee oversees the proxy voting process and monitors potential conflicts of interest relating to proxy voting.

Conflicts of interest may also arise in connection with securities holdings. Prudential Financial, the general account of The Prudential Insurance Company of America, QMA's proprietary accounts and accounts of other affiliates of QMA (collectively, the "Affiliated Accounts") may at times have various levels of financial or other interests, including but not limited to portfolio holdings, in companies whose securities may be held or purchased or sold in QMA's client accounts. These financial interests may at any time be in potential or actual conflict or may be inconsistent with positions held or actions taken by QMA on behalf of its client accounts. These interests can include loan servicing, debt or equity financing, services related to advising on merger and acquisition issues, strategic corporate relationships or investments and the offering of investment advice in various forms. Thus QMA may invest client assets in the securities of companies with which QMA or an affiliate of QMA has a financial relationship, including investment in the securities of companies that are advisory clients of QMA.

It is anticipated that there will be situations in which the interests of a client account in a portfolio company may conflict with the interests of one or more Affiliated Accounts or other client accounts managed by QMA or its affiliates. This may occur because Affiliated Accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as the client account but at different levels in the capital structure or an Affiliated Account might hold secured debt of an issuer whose public unsecured debt is held by QMA's clients. Such conflicts may also exist among client accounts managed by QMA or its affiliates. While these conflicts cannot be eliminated, QMA has implemented policies and procedures designed to ensure that, notwithstanding these conflicts, investments of its clients are managed in their best interests.

In addition, portfolio managers may advise Affiliated Accounts. The value of a portion of the long-term incentive grant of certain investment professionals will increase or decrease based on the annual performance of certain advised accounts of QMA (the "LT Accounts") over a defined time period. As a result of (i) the management of the Affiliated Accounts, and (ii) long-term compensation reflecting the performance of the LT Accounts, QMA's portfolio managers from time to time have certain direct and indirect financial interests in the accounts they advise. To address potential conflicts related to these financial interests, QMA has procedures, including supervisory review procedures, designed to ensure that each of QMA's client accounts, including the Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds, and each Affiliated Account or LT Account, is managed in a manner that is consistent with its investment objectives, investment strategies and restrictions, as well as with QMA's fiduciary obligations.

QMA also engages in short sales for certain of its advisory clients (i.e., the sale of a borrowed security). For these clients, QMA may take a short position in securities that are held long in other client portfolios. QMA has adopted documentation and monitoring requirements to address the conflicts of interest that arise due to the management of long-short portfolios alongside long-only portfolios.

QMA follows Prudential Financial's policies on business ethics, personal securities trading by investment personnel, and information barriers and has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, among other policies and procedures, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests; however, there is no guarantee that such policies and procedures will detect and will ensure avoidance or disclosure of each and every situation in which a conflict may arise.

RIM

Compensation. SIMC pays RIM a fee based on the assets under management of the Small Cap and Small Cap Value Funds as set forth in an investment sub-advisory agreement between RIM and SIMC. RIM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small Cap Value Funds. The following information relates to the period ended September 30, 2008.

All RIM investment professionals receive a compensation package comprised of an industry competitive base salary and a discretionary bonus. Key investment professionals are rewarded primarily for strong investment performance. Typically, bonuses are based upon a combination of one or more of the following four criteria:

1.  Individual Contribution: a subjective evaluation of the professional's individual contribution based on the individual's goals and objectives established at the beginning of each year;

2.  Product Investment Performance: performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return and the levels of assets of the product;

3.  Investment Team Performance: the financial results of the investment group; and

4.  Firm-wide Performance: the overall financial performance of RIM.

The discretionary bonus is based on pre-tax performance for the calendar year. The formula does take into account assets under management; 45-55% of revenues are contributed to the bonus pool for assets under management up to $100 million and 25-35% of revenues for assets under management over $100 million. The discretionary bonus is based on pre-tax performance for the calendar year. The formula does take into account assets under management; 45-55% of revenues are contributed to the bonus pool for assets under management up to $100 million and 25-35% of revenues for assets under management over $100 million. The actual percentage of revenue contributed considers the Russell 2000 Value Index out-performance threshold as well as its relation to as assumed tracking error factor. RIM offers a profit participation plan that is centered on RIM's investment professionals and enables them to participate in RIM's financial performance. The incentive plan provides for the issuance of restricted shares and options that represent 20% of RIM's equity. The restricted shares and options vest over three to five years and are perpetual; when shares are redeemed, new shares will be issued. This feature links investment professionals' incentives to multi-period time frames.

Ownership of Fund Shares. As of the end of the Small Cap and Small Cap Value Funds' most recently completed fiscal year, RIM's portfolio managers did not beneficially own any shares of the Small Cap or Small Cap Value Fund.

Other Accounts. As of September 30, 2008, in addition to the Small Cap and Small Cap Value Funds, RIM's portfolio mangers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Portfolio Management Team (Richard Schuster, Gregory Weiss, Brian Rohman, Gregory Cipolaro, Stephen Lee and Shirley Szeto)	2	$115,405,594	1	$1,210,481	4	$82,545,998

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap and Small Cap Value Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts may include, but are not limited to, proprietary accounts, separately managed institutional and high net worth accounts and pooled investment vehicles. The Other Accounts might have similar investment objectives as the Small Cap and Small Cap Value Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap and Small Cap Value Funds. While the portfolio managers'

management of Other Accounts may give rise to the following potential conflicts of interest, RIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, RIM believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap and Small Cap Value Funds. Because of their positions with the Small Cap and Small Cap Value Funds, the portfolio managers know the size, timing and possible market impact of Small Cap and Small Cap Value Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap and Small Cap Value Funds. However, RIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap and Small Cap Value Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap and Small Cap Value Funds. This conflict of interest may be exacerbated to the extent that RIM or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap and Small Cap Value Funds. Notwithstanding this theoretical conflict of interest, it is RIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, RIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Account securities that differ in identity or quantity from securities bought for the Small Cap Value Fund, such securities might not be suitable for the Small Cap and Small Cap Value Funds given their investment objectives and related restrictions.

Security Capital

Compensation. SIMC pays Security Capital a fee based on the assets under management of the Real Estate Fund as set forth in an investment sub-advisory agreement between Security Capital and SIMC. Security Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Real Estate Fund. The following information relates to the period ended September 30, 2008.

The principal form of compensation of Security Capital's professionals is a base salary and target bonus. Base salaries are fixed for each portfolio manager. Each professional is paid a cash salary and, in addition, a year-end bonus based on achievement of specific objectives that the professional's manager and the professional agree upon at the commencement of the year. Actual bonus payments may range from below 100% of target to a multiple of target bonus depending upon actual performance. Actual bonus is paid partially in cash and partially in either (a) restricted stock of Security Capital's parent company, JPMorgan Chase & Co., which vests over a three-year period (50% each after the second and third years) or (b) in self directed parent company mutual funds which vests over a three-year period (100% after the third year). Actual bonus is a function of Security Capital achieving its financial, operating and investment performance goals, as well as the individual achieving measurable objectives specific to that professional's role within the firm and the investment performance of all accounts managed by the portfolio manager. None of the portfolio managers' compensation is based on the performance of, or the value of assets held in, the Real Estate Fund.

Ownership of Fund Shares. As of the end of the Real Estate Fund's most recently completed fiscal year, Security Capital's portfolio managers did not beneficially own any shares of the Real Estate Fund.

Other Accounts. As of September 30, 2008, in addition to the Real Estate Fund, Security Capital's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Anthony R. Manno, Jr.	5	$1,700,000,000	1	$600,000,000	558		$2,200,000,000
					3	*	$200,000,000
Kenneth D. Statz	5	$1,700,000,000	1	$600,000,000	548		$2,200,000,000
					3	*	$200,000,000
Kevin W. Bedell	5	$1,700,000,000	1	$600,000,000	557		$2,200,000,000
					3	*	$200,000,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. Security Capital's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Real Estate Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include other registered mutual funds and separately managed accounts. The Other Accounts might have similar investment objectives as the Real Estate Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Real Estate Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Security Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Security Capital believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Real Estate Fund. Because of their positions with the Real Estate Fund, the portfolio managers know the size, timing, and possible market impact of Real Estate Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Real Estate Fund. However, Security Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Real Estate Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Real Estate Fund, which conflict of interest may be exacerbated to the extent that Security Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Real Estate Fund. Notwithstanding this theoretical conflict of interest, it is Security Capital's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Security Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Real Estate Fund, such an approach might not be suitable for the Real Estate Fund given their investment objectives and related restrictions.

SIMC

Compensation. SIMC compensates each portfolio manager for his management of the High Yield Bond Fund. Each portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Thirty percent of each portfolio manager's compensation is tied to the corporate performance of SEI, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI and not

SIMC. Seventy percent of each portfolio manager's compensation is based upon various performance factors, including the portfolio manager's performance versus a risk free rate proxy, such as the Merrill Lynch 3 Month US LIBOR Index, over the past one, two and three years (50% weighted to one year; 25% to each of the others). The performance factor is based upon a target outperformance of the Merrill Lynch 3 Month US LIBOR Index. Another key factor is the portfolio managers' team objectives, which relate to key measurements of execution efficiency (i.e., equitization efficiency, hedging efficiency, trading efficiency, etc.). A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

Ownership of Fund Shares. As of the High Yield Bond Fund's most recently completed fiscal year, each of SIMC's portfolio managers beneficially owned shares of the High Yield Bond Fund through his respective 401(k) plan.

Portfolio Manager	Dollar Range of Fund Shares
Gregory A. Soeder	$1-10,000*
David S. Aniloff	$1-10,000*

*  Valuation date is September 30, 2008.

Other Accounts. As of September 30, 2008, in addition to the High Yield Bond Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gregory A. Soeder	2	$165,236,093	1	$18,476,758	0	$0
David S. Aniloff	2	$165,236,093	1	$18,476,758	0	$0

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. Each portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the High Yield Bond Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include an Irish registered high yield fund and SEI Structured Credit Segregated Portfolio (the "Offshore Feeder Fund"), a segregated portfolio of SEI Offshore Advanced Strategies Series SPC, a segregated portfolio company established in the Cayman Islands, (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the High Yield Bond Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the High Yield Bond Fund. While the portfolio managers' management of the Other Accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the High Yield Bond Fund. Because of their position with the High Yield Bond Fund, the portfolio managers know the size, timing, and possible market impact of High Yield Bond Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the Other Accounts and to the possible detriment of the High Yield Bond Fund. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers' management of the High Yield Bond Fund and the Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Accounts over the High Yield Bond Fund. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the High Yield Bond Fund. Notwithstanding this theoretical conflict of interest, it is SIMC's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for an Other Account securities that differ in identity or quantity from securities bought for the High Yield Bond Fund, such an approach might not be suitable for the High Yield Bond Fund given its investment objectives and related restrictions.

SSgA FM

Compensation. SIMC pays SSgA FM a fee based on the assets under management of the S&P 500 Index Fund as set forth in an investment sub-advisory agreement between SSgA FM and SIMC. SSgA FM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the S&P 500 Index Fund. The following information relates to the period ended September 30, 2008.

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is the external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentives (i.e., equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of SSC, and therefore works within its corporate environment to determine the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

Ownership of Fund Shares. As of the end of the S&P 500 Index Fund's most recently completed fiscal year, SSgA FM's portfolio managers did not beneficially own any shares of the S&P 500 Index Fund.

Other Accounts. The S&P 500 Index Fund is managed by SSgA FM's Global Structured Products Group. Portfolio managers Shelli Edgar and Karl Schneider have day-to-day management responsibility of the S&P 500 Index Fund. As of September 30, 2008, in addition to the S&P 500 Index Fund, SSgA FM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows (none of which were subject to a performance-based advisory fee):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets (billions)	Number of Accounts	Total Assets (billions)
Shelli Edgar and Karl Schneider	72	$48,338,241,324	214	$313,109,975,380	225	$192,659,130,566

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the S&P 500 Index Fund. Potential conflicts may arise out of (a) the portfolio manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers' accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the S&P 500 Index Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while another account maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, SSgA FM's portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The potential conflicts described are applicable to SSgA/SSgA FM as our portfolio managers manage several accounts with similar guidelines and differing fee schedules.

UBS Global AM

Compensation. SIMC pays UBS Global AM a fee based on the assets under management of the Enhanced Income Fund as set forth in an investment sub-advisory agreement between UBS Global AM and SIMC. UBS Global AM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Enhanced Income Fund. The following information relates to the period ended September 30, 2008.

The compensation received by the portfolio managers at UBS Global AM, including the Enhanced Income Fund's portfolio manager, includes a base salary and incentive compensation, as detailed below. UBS Global AM's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global AM's clients. Overall compensation can be grouped into three categories:

•  Competitive salary, benchmarked to maintain competitive compensation opportunities.

•  Annual bonus, tied to individual contributions and investment performance.

•  UBS equity awards, promoting company-wide success and employee retention.

Base salary is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global AM strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global AM's clients. A portfolio manager's bonus is based on the performance of the fund the portfolio manager manages as compared to the fund's broad-based index over a three-year rolling period.

UBS AG equity. Senior investment professionals, including the portfolio manager of the Enhanced Income Fund, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global AM believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus and/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global AM feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

Ownership of Fund Shares. As of the end of the Enhanced Income Fund's most recently completed fiscal year, UBS Global AM's portfolio manager did not beneficially own any shares of the Enhanced Income Fund.

Other Accounts.  As of September 30, 2008, in addition to the Enhanced Income Fund, UBS Global AM's portfolio manager was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Christian Jochum	4	$384,000,000	24	$3,884,000,000	45	*	$12,800,000,000
					3	**	$1,694,000,000

*  This number includes the portfolio manager's personal accounts.

**  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio management team's management of the Enhanced Income Fund and Other Accounts could result in potential conflicts of interest if the Enhanced Income Fund and Other Accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Enhanced Income Fund. The portfolio manager and his team manage the Enhanced Income Fund and Other Accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global AM manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Enhanced Income Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global AM has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global AM has adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

Wellington Management

Compensation. Wellington Management receives a fee based on the assets under management of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds as set forth in an investment sub-advisory agreement between Wellington Management and SIMC. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. The following information relates to the period ended May 31, 2009.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Funds' managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds ("Portfolio Managers") includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Portfolio Managers are determined by the Portfolio Managers' experience and performance in their roles as Portfolio Managers. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund(s) managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Mr. Angeli's incentive payment relating to the Tax-Managed Small Cap Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the Russell 2000 Growth Index over one and three year periods, with an emphasis on three year results. Mr. Hoffmann's incentive payment relating to the Real Estate Small Cap and Small Cap Value Funds is linked to the gross pre-tax performance of the portion of the Funds managed by the Portfolio Manager compared to the Dow Jones US Select Real Estate Securities Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Portfolio Managers, including accounts with performance fees. The incentives paid to Ms. Politi and Mr. Smith are based on the revenues earned by Wellington Management, which have no performance-related component. Wellington Management applies similar incentive structures to other accounts managed by Ms. Politi and Mr. Smith, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Angeli, Hoffmann, Rome, and Smith are partners of the firm.

Ownership of Fund Shares. As of May 31, 2009, Wellington Management's portfolio managers did not beneficially own any shares of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value or Tax-Managed Small Cap Fund.

Other Accounts. As of May 31, 2009, in addition to the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, Wellington Management's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Steven Angeli (Tax-Managed Small Cap)	7		$1,452,887,016	12		$590,735,795	31		$970,936,326
	0	*	$0	2	*	$273,647,609	1	*	$104,170,579
Timothy Smith (Enhanced Income)	11		$2,835,239,297	9		$4,685,010,957	51		$10,481,609,327
	0	*	$0	0	*	$0	0	*	$0

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Lindsay Politi (Real Return)	0		$0	2		$268,417,530	3		$61,339,558
	0	*	$0	0	*	$0	0	*	$0
James Hoffmann (Real Estate, Small Cap Value)	6		$26,848,381	24		$1,642,035,889	63		$1,203,339,422
	0	*	$0	6	*	$1,139,418,141	12	*	$524,586,195

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Portfolio Managers generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. The Portfolio Managers make investment decisions for each account, including the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made on behalf of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, or make investment decisions that are similar to those made for the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, both of which have the potential to adversely impact the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds and for one or more Other Accounts at or about the same time, and in those instances the Other Accounts will have access to their respective holdings prior to the public disclosure of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds' holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. Messrs. Angeli and Hoffmann also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

WellsCap

Compensation. SIMC pays WellsCap a fee based on the assets under management of the Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds as set forth in an investment sub-advisory agreement between WellsCap and SIMC. WellsCap pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds. The following information relates to the period ended September 30, 2008.

The compensation structure for WellsCap's portfolio managers includes a competitive fixed base salary plus variable incentives (WellsCap utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1- and 3-year performance results versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.

Ownership of Fund Shares. As of the end of the Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds' most recently completed fiscal year, WellsCap's portfolio managers did not beneficially own any shares of the Tax-Managed Small Cap, Core Fixed Income or U.S. Fixed Income Fund.

Other Accounts. As of September 30, 2008, in addition to the Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds, WellsCap's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
William Stevens	6	$3,000,000,000	2	$1,400,000,000	38		$10,500,000,000
					2	*	$2,600,000,000
Tom O'Connor	6	$3,000,000,000	2	$1,400,000,000	34		$10,500,000,000
					2	*	$2,600,000,000
Lynne Royer	5	$2,500,000,000	2	$1,400,000,000	35		$10,400,000,000
					2	*	$2,600,000,000
Troy Ludgood	5	$2,500,000,000	2	$1,400,000,000	33		$10,460,000,000
					2	*	$2,600,000,000

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Stuart O. Roberts	7	$1,247,000,000	2	$65,000,000	17		$1,274,000,000
					3	*	$379,000,000
Jerome C. Philpott	7	$1,247,000,000	2	$65,000,000	15		$1,274,000,000
					3	*	$379,000,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. WellsCap's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Western Asset

Compensation. SIMC pays Western Asset a fee based on the assets under management of the Core Fixed Income and U.S. Fixed Income Funds as set forth in an investment sub-advisory agreement between Western Asset and SIMC. Western Asset pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income and U.S. Fixed Income Funds. The following information relates to the period ended September 30, 2008.

Western Asset's methodology assigns each position a total compensation "target" which is derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan which includes an employer match and discretionary profit sharing.

In addition, discretionary bonuses make up the variable component of total compensation. Bonuses are structured to reward employees for contributions to Western Asset as well as relative performance of their specific portfolios/product and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary, and usually distributed in May. Additional details are below:

•  Incentive compensation is based on individual performance, team performance and the performance of the company. Western Asset's philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one's group and Western Asset as a whole.

•  Incentive compensation is the primary focus of management decisions when determining total compensation. The components of total Compensation include benefits, base salary, incentive compensation and assets under management (AUM) bonuses. Incentive compensation is based on the success of Western Asset and one's team, and personal contribution to that success. Incentive compensation is paid annually and is fully discretionary. AUM bonuses are discretionary awards paid to eligible employees on an annual basis. AUM bonuses are calculated according to Western Asset's annual AUM growth.

•  Western Asset offers a Long Term Incentive Plan, which affords eligible employees the opportunity to earn additional long-term compensation from discretionary contributions which will be made on their behalf. These contributions are made by Western Asset and are paid to the employee if he/she remains employed with Western Asset until the discretionary contributions become vested. The discretionary contributions allocated to the employee will be credited with tax-deferred investment earnings indexed against mutual fund options or other investment options selected by Western Asset. Discretionary contributions made to the Plan will be placed in a special trust (known as a rabbi trust) that restricts management's use and of access to the money.

•  Under limited circumstances, key professionals are paid incentives in recognition of outstanding performance or as a retention incentive. These incentives may include Legg Mason stock options.

Ownership of Fund Shares. As of the end of the Core Fixed Income and U.S. Fixed Income Funds' most recently completed fiscal year, Western Asset's portfolio managers did not beneficially own any shares of the Core Fixed Income or U.S. Fixed Income Fund.

Other Accounts. As of September 30, 2008, in addition to the Core Fixed Income and U.S. Fixed Income Funds, Western Asset's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Steve Walsh	115	$109,988,841,370	275	$222,454,452,119	1,006		$251,578,394,458
					94	*	$26,355,717,039
Ken Leech	115	$109,988,841,370	275	$222,454,452,119	1,006		$251,578,394,458
					94	*	$26,355,717,039
Ed Moody	3	$644,286,556	1	$34,320,685	87		$14,798,808,465
					8	*	$2,295,910,516
Carl Eichstaedt	11	$2,770,787,833	6	$1,680,644,906	91		$17,968,707,720
					3	*	$975,642,543
Mark Lindbloom	5	$2,731,862,128	3	$177,831,240	30		$7,242,909,820
					4	*	$1,332,035,201
Michael Buchanan	18	$8,336,182,715	9	$5,447,681,860	18		$2,108,623,636

*  These accounts are subject to a performance-based advisory fee.

Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Leech and Mr. Walsh are involved in the management of all Western Asset's portfolios, but they are not solely responsible for particular portfolios. Western Asset's investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of Western Asset's overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Conflicts of Interests. Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). The management of multiple accounts could include potential conflicts of interest related to the knowledge and timing of the Core Fixed Income and U.S. Fixed Income Funds' trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Core Fixed Income and U.S. Fixed Income Funds' trades.

It is possible that an investment opportunity may be suitable for both the Core Fixed Income and U.S. Fixed Income Funds and Other Accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Core Fixed Income and U.S. Fixed Income Funds and the Other Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Core Fixed Income or U.S. Fixed Income Fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to the Core Fixed Income or U.S. Fixed Income Fund because the account pays a performance-based fee or the portfolio manager, Western Asset or an affiliate has an interest in the account. Western Asset has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Core Fixed Income and U.S. Fixed Income Funds, Western Asset determines which broker or dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Other Accounts (such as pooled investment vehicles that are not registered investment companies and Other Accounts managed for organizations and individuals), Western Asset may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for the Core Fixed Income and U.S. Fixed Income Funds in a particular security may be placed separately from, rather than aggregated with, such Other Accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Core Fixed Income or U.S. Fixed Income Fund or the Other Account(s) involved. Additionally, the management of multiple portfolios and/or Other Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or an Other Account. Western Asset's team approach to portfolio management and block trading approach works to limit this potential risk.

Western Asset also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of Western Asset have access to transactions and holdings information regarding client accounts and Western Asset's overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, Western Asset maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of Western Asset's business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through Western Asset's compliance monitoring program.

A portfolio manager may also face other potential conflicts of interest in managing the Core Fixed Income and U.S. Fixed Income Funds, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Core Fixed Income and U.S. Fixed Income Funds and the Other Accounts listed above. Western Asset also maintains a compliance monitoring program and engages independent auditors to conduct a SAS 70 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Western

Compensation. SIMC pays Western a fee based on the assets under management of the Core Fixed Income and U.S. Fixed Income Funds as set forth in an investment sub-advisory agreement between Western and SIMC. Western pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income and U.S. Fixed Income Funds. The following information relates to the period ended September 30, 2008.

Western's methodology assigns each position a total compensation "target" which is derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan which includes an employer match and descretionary profit sharing. In addition, discretionary bonuses make up the variable component of total compensation. Bonuses are structured to reward employees for contributions to Western as well as relative performance of their specific portfolios/product and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary, and usually distributed in May. Additional details are below:

•  Incentive compensation is based on individual performance, team performance and the performance of the company. Western's philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one's group and Western as a whole.

•  Incentive compensation is the primary focus of management decisions when determining total compensation. The components of total compensation include benefits, base salary, incentive compensation and assets under management (AUM) bonuses. Incentive compensation is based on the success of Western and one's team, and personal contribution to that success. Incentive compensation is paid annually and is fully discretionary. AUM bonuses are discretionary awards paid to eligible employees on an annual basis. AUM bonuses are calculated according to Western's annual AUM growth.

•  Western offers a Long Term Incentive Plan, which affords eligible employees the opportunity to earn additional long-term compensation from discretionary contributions which will be made on their behalf. These contributions are made by Western and are paid to the employee if he/she remains employed with Western until the discretionary contributions become vested. The discretionary contributions allocated to the employee will be credited with tax-deferred investment earnings indexed against mutual fund options or other investment options selected by Western. Discretionary contributions made to the Plan will be placed in a special trust (known as a rabbi trust) that restricts management's use and of access to the money.

•  Under limited circumstances, key professionals are paid incentives in recognition of outstanding performance or as a retention incentive. These incentives may include Legg Mason stock options.

Ownership of Fund Shares.  As of the end of the Core Fixed Income and U.S. Fixed Income Funds' most recently completed fiscal year, Western's portfolio managers did not beneficially own any shares of the Core Fixed Income or U.S. Fixed Income Fund.

Other Accounts.  As of September 30, 2008, in addition to the Core Fixed Income and U.S. Fixed Income Funds, Western's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Steve Walsh	115	$109,988,841,370	275	$222,454,452,119	1,006		$251,578,394,458
					94	*	$26,355,717,039
Ken Leech	115	$109,988,841,370	275	$222,454,452,119	1,006		$251,578,394,458
					94	*	$26,355,717,039
Detlev Schlichter	2	$205,561,992	29	$3,852,819,665	67		$23,267,611,848
					19	*	$6,217,979,394

*  These accounts are subject to a performance-based advisory fee.

Note: The numbers above reflect the overall number of portfolios managed by Western. Mr. Leech and Mr. Walsh are involved in the management of all Western's portfolios, but they are not solely responsible for particular portfolios. Western's investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of Western's overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Conflicts of Interests. Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). The management of multiple accounts could include potential conflicts of interest related to the knowledge and timing of the Core Fixed Income and U.S. Fixed Income Funds' trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Core Fixed Income and U.S. Fixed Income Funds' trades.

It is possible that an investment opportunity may be suitable for both the Core Fixed Income and U.S. Fixed Income Funds and Other Accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Core Fixed Income and U.S. Fixed Income Funds and the Other Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Core Fixed Income or U.S. Fixed Income Fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to the Core Fixed Income Fund or U.S. Fixed Income because the account pays a performance-based fee or the portfolio manager, Western or an affiliate has an interest in the account. Western has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Core Fixed Income and U.S. Fixed Income Funds, Western determines which broker or dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Other Accounts (such as pooled investment vehicles that are not registered investment companies and Other Accounts managed for organizations and individuals), Western may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for the Core Fixed Income and U.S. Fixed Income Funds in a particular security may be placed separately from, rather than aggregated with, such Other Accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Core Fixed Income or U.S. Fixed Income Fund or the Other Account(s) involved. Additionally, the management of multiple portfolios and/or Other Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or an Other Account. Western's team approach to portfolio management and block trading approach works to limit this potential risk.

Western also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of Western have access to transactions and holdings information regarding client accounts and Western's overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, Western maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of Western's business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through Western's compliance monitoring program.

A portfolio manager may also face other potential conflicts of interest in managing the Core Fixed Income and U.S. Fixed Income Funds, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Core Fixed Income and U.S. Fixed Income Funds and the Other Accounts listed above. Western also maintains a compliance monitoring program and engages independent auditors to conduct a SAS 70 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's Distributor pursuant to a distribution agreement (the "Distribution Agreement") with this Trust. The Distribution Agreement shall be reviewed and ratified at least annually by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on the approval. The terms "vote of a majority of the outstanding voting securities" and "interested persons" shall have the respective meanings specified in the 1940 Act. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Class A, Class E, Class I or Class Y Shares of the Funds.

The Trust has adopted a Distribution Plan (the "Plan") for the Class G Shares of each Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the "Qualified Trustees"). The Plan may not be amended to materially increase the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Class G Shares of each Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan adopted by the Class G Shares shareholders provides that the Trust will pay the Distributor a fee of up to 0.25% of the average daily net assets of the Funds' Class G Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Class G Shares shareholders or to their customers who beneficially own Class G Shares. Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires. Except to the extent that the Administrator and/or SIMC benefited through increased fees from an increase in the net assets of the Trust, which may have resulted in part from expenditures under the Plan, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Plan or related agreements.

[For the fiscal year ended September 30, 2009, the Funds did not incur any 12b-1 expenses.]

The Trust has also adopted shareholder servicing plans for its Class A, Class G, Class I and Class Y Shares (each, a "Shareholder Servicing Plan" and, collectively, the "Shareholder Servicing Plans") and administrative servicing plans (each an "Administrative Servicing Plan" and, collectively, the "Administrative Servicing Plans") for the Class A and Class I Shares of the Funds. Under the Shareholder Servicing Plans for Class I and Class Y Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under the Shareholder Servicing Plans for Class A Shares and Class G Shares and Administrative Servicing Plans, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of their past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firm's personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on the average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Servicing Plan or Administrative Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to their customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of its past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolios, the Funds, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP (the "Fund Complex"), which currently consists of XX funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the trusts, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1986)—SEI employee, 1974-present. Mr. Nesher currently manages SEI's proprietary investment advisory and mutual fund business and SEI's third-party fund administration business. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1986)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Independent Trustees.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1994)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Senior Advisor, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2009. Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, 2003-2008. Founder and Principal, Grecoventures Ltd., 1999-2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc. (retirement plan provider), 1997-December 2005. Chief Executive Officer, INVESCO North America (investment management firm), September 2003-December 2005. Director, Colonial BancGroup, Inc. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. Trustee/Director of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons (as that term is defined in the 1940 Act) of the Funds by virtue of their relationship with the Trust's Distributor and SIMC.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met 143 times during the Trust's most recently completed fiscal year.

•  Governance Committee.  The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Storey, Sullivan, Williams, Johnson and Harris, and Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met twice during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.

"Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	$XXX	$XXX
Mr. Doran	$XXX	$XXX
Independent
Mr. Storey	$XXX	$XXX
Mr. Sullivan	$XXX	$XXX
Ms. Greco	$XXX	$XXX
Ms. Lesavoy	$XXX	$XXX
Mr. Williams	$XXX	$XXX
Mr. Johnson	$XXX	$XXX
Mr. Harris	$XXX	$XXX

*  Valuation date is December 31, 2009.

Board Compensation.  The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Interested
Mr. Nesher		$0		N/A	N/A		$0
Mr. Doran		$0		N/A	N/A		$0
Independent
Mr. Storey	$	X	XX	N/A	N/A	$	X	XX
Mr. Sullivan	$	X	XX	N/A	N/A	$	X	XX
Ms. Greco	$	X	XX	N/A	N/A	$	X	XX
Ms. Lesavoy	$	X	XX	N/A	N/A	$	X	XX
Mr. Williams	$	X	XX	N/A	N/A	$	X	XX
Mr. Johnson	$	X	XX	N/A	N/A	$	X	XX
Mr. Harris	$	X	XX	N/A	N/A	$	X	XX

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003-present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007. Attorney, Flaster/Greenberg, P.C. (law firm), January 2000-February 2004.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)— Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., "echo vote" or "mirror vote").

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Prime Obligation Fund observes Columbus Day and Veterans Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

Certain shareholders in one or more of the Funds may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in such Funds. If a sufficient amount of a Fund's assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Funds.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the "90% Test"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund's income, less expenses incurred in the operation of such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by the Real Estate, Real Return, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Prime Obligation Funds, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions that the Funds receive from an ETF taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so designated by the ETF or REIT. A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year a Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, will be treated as either long-term or short-term capital gain or loss depending upon how long you have held your shares. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

For corporate investors in some of the Funds, dividend distributions such Funds designated to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if such Funds were regular corporations.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) failed to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

The Funds may invest in complex securities. These investments may be subject to numerous special tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these may affect the amount, timing, or character of the income distributed to you by a Fund.

If one or more ETFs generates more non-qualifying income for purposes of the "90% Test" than a Fund's portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC was addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps will not be considered qualifying income for purposes of the 90% Test. However, it is the intention of each Fund's management to restrict the income from commodity-linked swaps (when combined with non-qualifying income from its other investments) to be less than 10% of the gross income of the Fund during any fiscal year in order to maintain its qualification as a RIC.

The Funds are required for federal income tax purposes to mark-to-market and recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. In addition, a Fund's investment in foreign securities may increase or accelerate the Fund's recognition of ordinary income or may affect the timing or amount of the Fund's distributions. Foreign tax credits, if any, received by a Fund as a result of an investment in an ETF which is taxable as a regulated investment company will not be passed through to you.

If a Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFIC," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution"

from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualifying electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

A Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor their transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foreign, tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in REMICs or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code, a tax-exempt shareholder could realize UBT by virtue of its investment in the Fund. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are encouraged to consult with their tax advisors regarding these issues.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Some of the Funds may invest a portion of their portfolios in obligations of the U.S. Government. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding the effect of federal, state, and local taxes in their own individual circumstances.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, as defined by Financial Industry Regulatory Authority Rules and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Program"). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of a Fund's portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. Sub-Advisers are authorized to execute trades pursuant to the Program, provided that the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund's Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal year ended September 30, 2009, the Funds paid the following brokerage fees:

Fund	Total $ Amount of Brokerage Commissions Paid in FYE 9/30/09 (000)			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers in FYE 9/30/09 (000)			% of Total Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokered Transactions Effected Through Affiliated Brokers
Large Cap Fund		*			*		*	*
Large Cap Value Fund	$	X	XX	$	X	XX	XX%	XX%
Large Cap Growth Fund	$	X	XX	$	X	XX	XX%	XX%
Tax-Managed Large Cap Fund	$	X	XX	$	X	XX	XX%	XX%
S&P 500 Index Fund	$	X	XX	$	X	XX	XX%	XX%
Small Cap Fund		*			*		*	*
Small Cap Value Fund	$	X	XX	$	X	XX	XX%	XX%
Small Cap Growth Fund	$	X	XX	$	X	XX	XX%	XX%
Tax-Managed Small Cap Fund	$	X	XX	$	X	XX	XX%	XX%
Mid-Cap Fund	$	X	XX	$	X	XX	XX%	XX%
U.S. Managed Volatility Fund	$	X	XX	$	X	XX	XX%	XX%
Global Managed Volatility Fund	$	X	XX	$	X	XX	XX%	XX%
Tax-Managed Managed Volatility Fund	$	X	XX	$	X	XX	XX%	XX%
Real Estate Fund	$	X	XX	$	X	XX	XX%	XX%
Enhanced Income Fund	$	X	XX	$	X	XX	XX%	XX%
Core Fixed Income Fund	$	X	XX	$	X	XX	XX%	XX%
U.S. Fixed Income Fund	$	X	XX**	$	X	XX**	XX%**	XX%**
High Yield Bond Fund	$	X	XX	$	X	XX	XX%	XX%

Fund	Total $ Amount of Brokerage Commissions Paid in FYE 9/30/09 (000)			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers in FYE 9/30/09 (000)			% of Total Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokered Transactions Effected Through Affiliated Brokers
Real Return Fund	$	X	XX**	$	X	XX**	XX%**	XX%**
Prime Obligation Fund		*			*		*	*

*    Not in operation during such period.

**  Commenced operations on July 7, 2009.

For the fiscal years ended September 30, 2007 and 2008, the Funds paid the following brokerage fees:

	Total $ Amount of Brokerage Commissions Paid		Total $ Amount of Brokerage Commissions Paid to Affiliates
Fund	2007	2008	2007	2008
Large Cap Fund	*	*	*	*
Large Cap Value Fund	$1,181,000	$1,487,000	$1,369,000	$110,000
Large Cap Growth Fund	$2,717,000	$3,018,000	—	$518,000
Tax-Managed Large Cap Fund	$1,286,000	$1,777,000	$551,000	$388,000
S&P 500 Index Fund	$75,000	$297,000	—	—
Small Cap Fund	*	*	*	*
Small Cap Value Fund	$2,195,000	$2,681,000	$612,000	$283,000
Small Cap Growth Fund	$3,049,000	$3,690,000	—	$341,000
Tax-Managed Small Cap Fund	$728,000	$885,000	$280,000	$190,000
Mid-Cap Fund	$119,000	$129,000	—	—
U.S. Managed Volatility Fund	$265,000	$254,000	—	—
Global Managed Volatility Fund	$270,000	$232,000	—	—
Tax-Managed Managed Volatility Fund	*	$55,000	*	—
Real Estate Fund	$237,000	$198,000	—	$17,000
Enhanced Income Fund	$32,000	$25,000	—	—
Core Fixed Income Fund	$361,000	$433,000	—	—
U.S. Fixed Income Fund	*	*	*	*
High Yield Bond Fund	—	$5,000	—	—
Real Return Fund	*	*	*	*
Prime Obligation Fund	*	*	*	*

*  Not in operation during such period.

For certain of the Funds, the reason for the difference between the percentage of brokerage commissions paid to the Distributor as compared to all brokerage commissions and the percentage of the amount of brokered transactions as compared to the aggregate amount of all brokered transactions for the most recent fiscal year versus the previous fiscal year is the increase in assets for those funds.

The portfolio turnover rate for the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S.

Fixed Income, High Yield Bond and Real Return Funds for the fiscal years ending September 30, 2008 and 2009 was as follows:

	Turnover Rate
Fund	2008	2009
Large Cap Value Fund	53%	XX%
Large Cap Growth Fund	78%	XX%
Tax-Managed Large Cap Fund	61%	XX%
S&P 500 Index Fund	27%	XX%
Small Cap Value Fund	91%	XX%
Small Cap Growth Fund	124%	XX%
Tax-Managed Small Cap Fund	96%	XX%
Mid-Cap Fund	126%	XX%
U.S. Managed Volatility Fund	85%	XX%
Global Managed Volatility Fund	113%	XX%
Tax-Managed Managed Volatility Fund	65%	XX%
Real Estate Fund	52%	XX%
Enhanced Income Fund	42%	XX%
Core Fixed Income Fund	335%	XX%
U.S. Fixed Income Fund	*	XX%**
High Yield Bond Fund	69%	XX%
Real Return Fund	*	XX%**

*    Not in operation during such period.

**  Commenced operations on July 7, 2009.

For the [_______] Funds, turnover increased or decreased in the fiscal year 2009 as compared with the fiscal year 2008 due to [_______].

The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. As of September 30, 2009, the Trust held the following securities:

Fund	Name of Issuer	Type of Security	Amount (000)

[Insert Regular Broker/Dealer Info here.]

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, Real Estate, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Return, Enhanced Income, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds as of the end of such month shall be made available on the Portfolio Holdings Website. On the Monday following each week end, a list of all portfolio holdings in the Prime Obligation Fund as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Funds' independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The

Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in intial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January XX, 2010, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

Name and Address	Number of Shares	Percent of Fund

[Insert control person info here.]

MASTER/FEEDER OPTION

The Tax-Managed Small Cap and U.S. Fixed Income Funds may, in the future, seek to achieve their investment objectives by investing all of their assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Funds. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Funds. The initial shareholder(s) of the Funds voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIANS

U.S. Bank National Association ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, Real Estate, U.S. Managed Volatility, Tax-Managed Managed Volatility, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Prime Obligation Funds. Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts, 02109-3661, acts as wire agent and custodian for the assets of the Global Managed Volatility and Real Return Funds. U.S. Bank and BBH hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements incorporated by reference into this SAI and the Financial Highlights for the years ended September 30, 2006, 2007, 2008 and 2009 included in the Prospectuses have been audited by [___________], an independent registered public accounting firm located at [___________]. The Financial Highlights for the years ended September 30, 2005 included in the Prospectuses have been audited by the Trust's previous auditors.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

DESCRIPTION OF RATINGS

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, Inc., ("Fitch"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

Investment Grade Bond

AAA  Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

A-1

AA  Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A  Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB  Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1  This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1  Highest Credit Quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote exceptionally strong credit feature.

F-2  Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

A-2

PART C. OTHER INFORMATION

Item 28.  Exhibits:

(a)(1)  Agreement and Declaration of Trust, dated October 17, 1986, as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the Securities and Exchange Commission ("SEC") on October 17, 1986, is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1998.

(a)(2)  Amendment to the Declaration of Trust, dated December 23, 1988, is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 19, 1997.

(b)  Amended By-Laws dated June 17, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") is herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1997.

(d)(2)  Amended and Restated Schedule B to the Investment Advisory Agreement between the Trust and SIMC, dated June 25, 2009, is filed herewith.

(d)(3)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap Value Fund is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 1995.

(d)(4)  Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Trust's Mid-Cap Fund is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 1995.

(d)(5)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1998.

(d)(6)  Amended Schedules A and B, dated April 28, 2009, to the Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009.

(d)(7)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 28, 2000.

(d)(8)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2002.

(d)(9)  Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(10)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(d)(11)  Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(d)(12)  Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund, dated February 1, 2007, is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(d)(13)  Amended Schedules A and B, dated April 30, 2009, to the Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(14)  Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(d)(15)  Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(16)  Investment Sub-Advisory Agreement between SIMC and ARONSON+JOHNSON+ORTIZ, LP dated July 1, 2003 with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(17)  Investment Sub-Advisory Agreement between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(18)  Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(19)  Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap Growth and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(20)  Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(21)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(22)  Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(d)(23)  Amended Schedules A and B dated July 20, 2009 to the Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are filed herewith.

(d)(24)  Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(25)  Assignment and Assumption Agreement dated July 1, 2004 between Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(d)(26)  Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(27)  Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(28)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(29)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(30)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(31)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Mid-Cap Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(32)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(33)  Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(34)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(35)  Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(36)  Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund, dated September 30, 2003, is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(37)  Amended Schedules A and B, dated April 30, 2009, to the Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(38)  Amended Schedules A and B dated December 18, 2006 to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value and Small Cap Growth Funds are herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 21, 2006.

(d)(39)  Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund, dated November 12, 2003, is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2004.

(d)(40)  Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Tax-Managed Small Cap Fund, dated June 27, 2005, is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(41)  Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds, dated March 22, 2007, is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(42)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund, dated November 7, 2005, is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(43)  Amended Schedules A and B, dated April 28, 2009, to the Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009.

(d)(44)  Investment Sub-Advisory Agreement between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Growth Fund, dated October 21, 2005, is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(45)  Investment Sub-Advisory Agreement between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund, dated October 3, 2005, is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(46)  Amended Schedules A and B, dated April 10, 2009, to the Investment Sub-Advisory Agreement between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond, Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009.

(d)(47)  Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and ARONSON+JOHNSON+ORTIZ, LP with respect to the Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility and Large Cap Funds are filed herewith.

(d)(48)  Amended Schedules A and B dated July 9, 2009 to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Large Cap Growth, Tax-Managed Large Cap and Large Cap Funds are filed herewith.

(d)(49)  Amended Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 10, 2006.

(d)(50)  Amended Schedule A dated September 25, 2009 to the Investment Sub-Advisory Agreement dated August 3, 2001 between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap and Large Cap Funds is filed herewith.

(d)(51)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Value Fund, dated July 21, 2003, is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2006.

(d)(52)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund, dated November 7, 2003, is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2006.

(d)(53)  Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(d)(54)  Amended Schedules A and B dated July 9, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the U.S. Managed Volatility, Global Managed Volatility and Large Cap Funds are filed herewith.

(d)(55)  Investment Sub-Advisory Agreement between SIMC and Analytic Investors, LLC with respect to the Tax-Managed Managed Volatility Fund, dated December 17, 2007, is herein incorporated by reference to Exhibit (d)(86) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(56)  Investment Sub-Advisory Agreement dated December 18, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2007.

(d)(57)  Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated December 18, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap, Tax-Managed Small Cap and Small Cap Growth Funds are filed herewith.

(d)(58)  Amended Schedules A and B dated June 29, 2009 to the Investment Sub-Advisory Agreement dated October 21, 2005 between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Growth, Large Cap Value and Large Cap Funds are filed herewith.

(d)(59)  Amendment to Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Growth Fund, dated May 1, 2006, is herein incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 10, 2006.

(d)(60)  Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management, Inc. with respect to the Small Cap Value Fund, dated August 3, 2007, is herein incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(d)(61)  Investment Sub-Advisory Agreement between SIMC and Robeco Investment Management Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(d)(62)  Amended Schedules A and B dated September 23, 2009 to the Investment Sub-Advisory Agreement dated September 28, 2006 between SIMC and Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap and Small Cap Value Funds are filed herewith.

(d)(63)  Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(d)(64)  Amended Schedules A and B dated July 8, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Growth, Tax-Managed Large Cap, Mid-Cap and Large Cap Funds are filed herewith.

(d)(65)  Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. dated December 18, 2006, with respect to the Small Cap Value Fund are herein incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2007.

(d)(66)  Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated November 12, 2003 between SIMC and Wellington Management Company, LLP with respect to the Real Estate, Enhanced Income, Real Return, Small Cap and Tax-Managed Small Cap Funds are filed herewith.

(d)(67)  Investment Sub-Advisory Agreement between SIMC and SSgA Funds Management, Inc. with respect to the S&P 500 Index Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(d)(68)  Form of Investment Sub-Advisory Agreement between SIMC and Columbia Management Advisors, LLC with respect to the Prime Obligation Fund is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(d)(69)  Investment Sub-Advisory Agreement between SIMC and Ares Management LLC with respect to the High Yield Bond Fund, dated March 30, 2007, is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(70)  Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Ares Management LLC, with respect to the High Yield Bond and Enhanced Income Funds, dated May 21, 2009, are herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(71)  Investment Sub-Advisory Agreement between SIMC and Janus Capital Management LLC with respect to the Small Cap Growth Fund, dated July 13, 2007, is herein incorporated by reference to Exhibit (d)(106) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(d)(72)  Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the High Yield Bond Fund, dated June 26, 2008, is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(73)  Investment Sub-Advisory Agreement between SIMC and Legg Mason Capital Management, Inc. with respect to the Large Cap Growth, Large Cap Value and Tax-Managed Large Cap Funds, dated August 1, 2008, is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(74)  Amended Schedules A and B dated September 25, 2009 to the Investment Sub-Advisory Agreement dated August 1, 2008 between SIMC and Legg Mason Capital Management, Inc. with respect to the Large Cap Growth, Large Cap Value, Tax-Managed Large Cap and Large Cap Funds are filed herewith.

(d)(75)  Investment Sub-Advisory Agreement between SIMC and Oppenheimer Capital LLC with respect to the Small Cap Growth Fund, dated June 30, 2008, is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(76)  Amended Schedules A and B dated September 22, 2009 to the Investment Sub-Advisory Agreement dated June 30, 2008 between SIMC and Oppenheimer Capital LLC with respect to the Small Cap and Small Cap Growth Funds are filed herewith.

(d)(77)  Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund, dated July 15, 2008, is herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(78)  Investment Sub-Advisory Agreement between SIMC and Neuberger Berman Management LLC with respect to the Small Cap Value and Tax-Managed Small Cap Funds, dated May 4, 2009, is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(79)  Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated May 4, 2009 between SIMC and Neuberger Berman Management LLC with respect to the Large Cap Growth, Large Cap and Tax-Managed Large Cap Funds are filed herewith.

(d)(80)  Investment Sub-Advisory Agreement between SIMC and UBS Global Asset Management (Americas) Inc. with respect to the Enhanced Income Fund, dated September 18, 2008, is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(81)  Investment Sub-Advisory Agreement between SIMC and Guggenheim Investment Management, LLC with respect to the High Yield Bond Fund, dated March 26, 2009, is herein incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(82)  Investment Sub-Advisory Agreement between SIMC and Brigade Capital Management, LLC with respect to the High Yield Bond Fund, dated March 31, 2009, is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(83)  Investment Sub-Advisory Agreement dated July 8, 2009 between SIMC and AQR Capital Management, LLC with respect to the Small Cap and Small Cap Growth Funds is filed herewith.

(d)(84)  Investment Sub-Advisory Agreement dated July 21, 2009 between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds is filed herewith.

(e)(1)  Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co., dated September 16, 2002, is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(e)(2)  Amended Schedule A, dated June 25, 2009, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is filed herewith.

(f)  Not Applicable.

(g)(1)  Custodian Agreement between the Trust and Wachovia Bank, N.A. dated September 17, 2004 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(g)(2)  Amendment and Assignment of Custody Agreement between the Trust and U.S. Bank, N.A., dated August 16, 2006, is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(g)(3)  Amendment to the Custody Agreement between the Trust and U.S. Bank, N.A., dated June 23, 2009, is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(g)(4)  Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services, dated December 10, 2003, is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(h)(2)  Amended Schedule D, dated June 25, 2009, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services is filed herewith.

(h)(3)  Expense Limitation Agreement between SEI Investments Global Funds Services and SEI Institutional Managed Trust, dated August 3, 2007, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(h)(4)  Class A Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1997.

(h)(5)  Class A Shares Administrative Services Agreement with respect to the Large Cap Value, Small Cap Value, Small Cap Growth and High Yield Bond Funds, dated July 21, 2005, is herein incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(h)(6)  Class I Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001.

(h)(7)  Class I Shares Administrative Services Agreement, dated October 4, 2001, is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2002.

(h)(8)  Class Y Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001.

(h)(9)  Class G Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(i)  Opinion and Consent of Counsel is to be filed by later Amendment.

(j)  Consent of Independent Registered Public Accounting Firm is to be filed by later Amendment.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Class G Shares Distribution Plan is herein incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated June 26, 2008, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(o)  Not applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 10, 2006.

(p)(3)  The Code of Ethics for SEI Institutional Managed Trust is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2006.

(p)(4)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(p)(5)  The Code of Ethics for Artisan Partners Limited Partnership, dated August 3, 2009, is filed herewith.

(p)(6)  The Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(p)(7)  The Code of Ethics for Lee Munder Capital Group, LLC is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(p)(8)  The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(p)(9)  The Code of Ethics for Martingale Asset Management, L.P., dated August 18, 2008, is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(10)  The Code of Ethics for Metropolitan West Asset Management, LLC, dated November 2008, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(11)  The Code of Ethics for Parametric Portfolio Associates is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(p)(12)  The Code of Ethics for Security Capital Research & Management Incorporated, dated May 1, 2007, is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(p)(13)  The Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(14)  The Code of Ethics for Western Asset Management Company and Western Asset Management Company Limited, dated September 2006, is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(p)(15)  The Code of Ethics for ARONSON+JOHNSON+ORTIZ, LP is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2009.

(p)(16)  The Code of Ethics for Janus Capital Group, the parent company of INTECH Investment Management LLC and Janus Capital Management, LLC, dated November 24, 2008, is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(17)  The Code of Ethics for Analytic Investors, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(p)(18)  The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(p)(19)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated September 2, 2008, is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(20)  The Code of Ethics for Wells Capital Management, Inc., dated February 2007, is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(p)(21)  The Code of Ethics for Integrity Asset Management, LLC, dated June 1, 2009, is filed herewith.

(p)(22)  The Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, is herein incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(23)  The Code of Ethics for Acadian Asset Management LLC, dated January 2009, is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(24)  The Code of Ethics for PanAgora Asset Management, Inc., dated September 30, 2008, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2009.

(p)(25)  The Code of Ethics for Robeco Investment Management, Inc. is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2009.

(p)(26)  The Code of Ethics for SSgA Funds Management, Inc., dated May 2007, is herein incorporated by reference to Exhibit (p)(38) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(p)(27)  The Code of Ethics for Columbia Management Advisors, LLC is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(p)(28)  The Code of Ethics for Los Angeles Capital Management and Equity Research, Inc., dated January 1, 2009, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(29)  The Code of Ethics for Ares Management LLC, dated January 15, 2008, is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(30)  The Code of Ethics for Legg Mason Capital Management, Inc., dated February 8, 2007, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(31)  The Code of Ethics for Allianz Global Investors of America L.P., the parent company of Oppenheimer Capital LLC, dated February 2, 2009, is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(32)  The Code of Ethics for Neuberger Berman Management LLC, dated September 2006, is herein incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(33)  The Code of Ethics for UBS Global Asset Management (Americas) Inc., dated June 2007, is herein incorporated by reference to Exhibit (p)(44) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(34)  The Code of Ethics for Guggenheim Investment Management, LLC is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(35)  The Code of Ethics for Brigade Capital Management, LLC is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(36)  The Code of Ethics for AQR Capital Management, LLC is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, Nina Lesavoy, James M. Williams and Stephen F. Panner are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(q)(3)  Power of Attorney for Hubert L. Harris, Jr. is herein incorporated by reference to Exhibit (q)(3) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Adviser:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The adviser's or sub-adviser's table was provided to the Registrant by the adviser or sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a sub-adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Linda Gibson Member of Board of Managers	Old Mutual (US) Holdings Inc. Larch Lane Advisors, LLC 2100 Capital Group LLC Old Mutual Asset Management Trust Company	Executive Vice President, Secretary and General Counsel Board Member Board Member Board Member

Thomas Turpin Member of Board of Managers	Old Mutual (US) Holdings Inc.

Old Mutual Funds III
Old Mutual Capital, Inc.
Old Mutual Group Limited
Old Mutual Group Services
Limited
Liberty Ridge Capital, Inc.
Larch Lane Advisors, LLC
Provident Investment
Counsel, Inc.
Ashfield Capital Partners, LLC
Old Mutual Funds II
Old Mutual Insurance Series Fund
Old Mutual Asset Managers
(UK) Ltd.
Analytic Investors, LLC
Copper Rock Capital
Partners, LLC
Old Mutual Asset Management
Trust Company
2100 Capital Group LLC
Rogge Global Partners plc
Investment Counselors of
Maryland, LLC
LML Holdings, Inc.	Executive Vice President and
Chief Operating Officer
Board Member
Board Member
Board Member
Board Member

Chairman and Director
Board Member
Board Member

Board Member
Board Member
Board Member
Board Member

Board Member
Board Member

Board Member

Board Member
Board Member
Board Member

Board Member

Stephen Clarke Member of Board of Managers	Old Mutual (US) Holdings Inc. Lincluden Management Limited	Senior Vice President, Relationship Manager Board Member

John Grady Member of Board of Managers	Old Mutual (US) Holdings Inc.	Executive Vice President, Strategy and Business Development

Kathryn Horgan Member of Board of Managers	Old Mutual (US) Holdings Inc.	Executive Vice President, Director of Human Resources

Analytic Investors, LLC

Analytic Investors, LLC ("Analytic") is a sub-adviser for the Registrant's Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. Analytic is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors Bonneville Holding Corporation Deseret Trust Company Deseret Trust Company of California	President Director Director Director

Thomas Turpin Director	Old Mutual (US) Holdings, Inc. Old Mutual Asset Managers (US) LLC	Chief Executive Officer Chief Executive Officer

Harindra de Silva Director and President	Analytic US Market Neutral, Ltd.
Analytic US Market Offshore
Master, Ltd.
Analytic Market Neutral V-6, Ltd.
Analytic US Market Neutral
Offshore II, Ltd.
Analytic US Market Neutral
Offshore Master II, Ltd.
Analytic Japanese Equity Market
Neutral Offshore Master, Ltd.
Analytic Japanese Equity Market
	Neutral Offshore, Ltd.	Director Director Director Director Director Director Director

Marie Nastasi Arlt Director and Chief Operating Officer	Analytic US Market Neutral, Ltd.
Analytic US Market Offshore
Master, Ltd.
Analytic Market Neutral V-6, Ltd.
Analytic US Market Neutral
Offshore II, Ltd.
Analytic US Market Neutral
Offshore Master II, Ltd.
Analytic Japanese Equity Market
Neutral Offshore Master, Ltd.
Analytic Japanese Equity Market
	Neutral Offshore, Ltd.	Director Director Director Director Director Director Director

AQR Capital Management, LLC

AQR Capital Management, LLC ("AQR") is a sub-adviser for the Registrant's Small Cap and Small Cap Growth Funds. The principal business address of AQR is 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of AQR has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Ares Management LLC

Ares Management LLC ("Ares") is a sub-adviser for the Registrant's High Yield Bond and Enhanced Income Funds. The principal business address of Ares is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. Ares is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Richard S. Davis Executive Vice President, Finance and Administration and Co-Chief Operating Officer	Arden Realty	Chief Financial Officer

Karen A. Tallman Chief Compliance Officer	Continuum Commerce LLC	General Counsel

Michael D. Weiner Co-Chief Operating Officer and Chief Legal Officer	Apollo Management	General Counsel

ARONSON+JOHNSON+ORTIZ, LP

ARONSON+JOHNSON+ORTIZ, LP ("AJO") is a sub-adviser for the Registrant's Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Theodore R. Aronson Managing Principal Portfolio Manager	—	—

Kevin M. Johnson Principal Portfolio Manager	—	—

Martha E. Ortiz Principal Portfolio Manager	—	—

Stefani Cranston Principal Portfolio Manager	—	—

Joseph F. Dietrick Principal Chief Compliance Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Douglas D. Dixon Principal Trader	—	—

Paul Dodge Principal Operations	—	—

Stuart P. Kaye Principal Portfolio Manager	Invesco	Global Partner (1997-2008)

Gina Marie N. Moore Principal Portfolio Manager	—	—

Gregory J. Rogers Principal Trader	—	—

R. Brian Wenzinger Principal Portfolio Manager	—	—

Christopher J.W. Whitehead Principal Research Analyst	—	—

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan's general partner is Artisan Investment Corporation. Artisan is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC Artisan Investment Corporation	Officer President

Lawrence A. Totsky Chief Financial Officer	Artisan Distributors LLC Artisan Investment Corporation	Officer Chief Financial Officer and Treasurer

Janet D. Olsen General Counsel	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President and Secretary

Brooke J. Billick Chief Compliance Officer	Artisan Distributors LLC	Officer

Karen L. Guy Chief Operating Officer— Business Operations	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Eric R. Colson Chief Operating Officer— Investment Operations	Artisan Investment Corporation	Vice President

Brigade Capital Management, LLC

Brigade Capital Management, LLC ("Brigade") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, NewYork 10022. Brigade is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Don Morgan Managing Member	NII Holdings, Inc.	Director (former)—resigned Q2 2008

Neal Goldman Portfolio Manager/ Senior Analyst	Catalyst Paper NII Holdings, Inc.	Director Director (former)—resigned Q2 2008

Columbia Management Advisors, LLC

Columbia Management Advisors, LLC ("Columbia") is the Sub-Adviser for the Registrant's Prime Obligation Fund. The principal business address of Columbia is 100 Federal Street, Boston, MA 02110. Columbia is an investment adviser registered under the Advisers Act and performs investment advisory services to the Prime Obligation Fund and other clients.

Information with respect to Columbia's managers and executive officers or persons who perform similar functions is incorporated by reference to Form ADV filed by Columbia with the SEC pursuant to the Advisers Act (File No. 801-50372). To Columbia's knowledge, its managers or officers are not and have not been, during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his or her account or in the capacity of manager, officer or employee of Columbia, except that certain managers and officers also hold various positions with, and engage in business for, Columbia Management Group, LLC ("CMG"), the company that owns all the outstanding interests of Columbia, Columbia Management Distributors, Inc. ("CMDI"), a company that is wholly owned by Columbia, and other subsidiaries of Bank of America Corporation. CMG is the investment management division of Bank of America Corporation. CMG, Columbia and CMDI, all affiliates of each other, furnish investment management services and products for institutional and individual investors. CMG's principal business address is 100 Federal Street, Boston, Massachusetts 02110 and CMDI's principal business address is One Financial Center, Boston, Massachusetts 02110.

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust ("DMC"), is a sub-adviser for the Registrant's Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. DMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Investments®
Family of Funds
Delaware Investments
Lincoln National Investment
Companies, Inc.
Kaydon Corp.
Investment Company Institute
(ICI)
Cradle of Liberty Council, BSA
St. John Vianney Roman Catholic
	Church	Chairman, President and Chief Executive Officer Various executive capacities President Director Board of Governors Member Investment Committee Member Finance Committee Member

Michael J. Hogan Executive Vice President, Head of Equity Investments	Delaware Investments® Family of Funds Delaware Investments	Executive Vice President, Head of Equity Investments Various executive capacities

Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Investments	Various executive capacities

See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. HYPPCO Finance Company Ltd.	Executive Vice President, Managing Director— Fixed Income Various executive capacities Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income Director, Trustee

Douglas L. Anderson Senior Vice President, Operations	Delaware Investments	Various executive capacities

Marshall T. Bassett Senior Vice President, Chief Investment Officer— Emerging Growth Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer— Emerging Growth Equity Various executive capacities

Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Head of Municipal Bond Investments Various executive capacities

Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President/ Director of Municipal Research Various executive capacities

Stephen J. Busch Senior Vice President Investment Accounting	Delaware Investments Delaware Investments® Family of Funds	Various executive capacities Senior Vice President, Investment Accounting

Michael F. Capuzzi Senior Vice President— Investment Systems	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President— Investment Systems Various executive capacities

Lui-Er Chen Senior Vice President, Senior Portfolio Manager, Chief Investment Officer— Emerging Markets	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Chief Investment Officer— Emerging Markets Various executive capacities

Thomas H. Chow Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Stephen J. Czepiel Senior Vice President, Portfolio Manager, Senior Municipal Bond Trader	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Chuck M. Devereux Senior Vice President, Senior Research Analyst	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Research Analyst Various executive capacities

Roger A. Early Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Head of Equity Trading Various executive capacities

Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

William F. Keelan Senior Vice President, Director of Quantitative Research	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Director of Quantitative Research Various executive capacities

Kevin P. Loome Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Timothy D. McGarrity Senior Vice President, Financial Services Officer	Delaware Investments	Senior Vice President/ Financial Services Officer

Francis X. Morris Senior Vice President, Chief Investment Officer— Core Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer— Core Equity Various executive capacities

Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc.	Senior Vice President, Chief Compliance Officer Various executive capacities Senior Vice President, Chief Compliance Officer

Susan L. Natalini Senior Vice President, Marketing & Shares Services	Delaware Investments	Various executive capacities

D. Tysen Nutt Senior Vice President, Chief Investment Officer— Large Cap Value Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer— Large Cap Value Equity Various executive capacities

Philip O. Obazee Senior Vice President/ Derivatives Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President/ Derivatives Manager Various executive capacities

David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Investments® Family of Funds Delaware Investments Optimum Fund Trust Lincoln National Investment Companies, Inc.	Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel
Various executive capacities
Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer
Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer

Richard Salus Senior Vice President, Controller, Treasurer	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. Optimum Fund Trust	Senior Vice President, Chief Financial Officer Various executive capacities Senior Vice President, Controller, Treasurer Senior Vice President, Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer— Focus Growth Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer— Focus Growth Equity Various executive capacities

Babak Zenouzi Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly-owned subsidiary of Goldman Sachs Group, Inc., is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John S. Weinberg Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Vice Chairman Managing Director

Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Chairman, Chief Executive Officer and Director Managing Director

Guggenheim Investment Management, LLC

Guggenheim Investment Management, LLC ("GIM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of GIM is 135 East 57th Street, 6th Floor, New York, New York 10022. GIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Todd Boehly Managing Partner	Guggenheim Corporate Funding,
LLC
Guggenheim Partners, LLC

The Landon School
New Canaan Partners, LLC
Five Guys New York
iQor Holdings Inc
Lionel Holdings LLC
Finding a Cure for Epilepsy and
	Seizures (f.a.c.e.s)	Managing Partner; Affiliate of GIM Managing Partner and Office of the Chief Executive; Affiliate of GIM Trustee Director Director Director Director Board Member

Kenneth Nick Chief Compliance Officer	Guggenheim Partners, LLC	Managing Director/Senior Counsel; Affiliate of GIM

INTECH Investment Management LLC

INTECH Investment Management LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap, Large Cap Value and Large Cap Growth Funds. The principal business address of INTECH is 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401. INTECH is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of INTECH has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202. Integrity is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Integrity has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Janus Capital Management LLC

Janus Capital Management LLC ("Janus") is a sub-adviser for the Registrant's Small Cap Growth Fund. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206. Janus is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robin C. Beery Chief Marketing Officer and Executive Vice President	Janus Capital Group Inc. Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Chief Marketing Officer and Executive Vice President Executive Vice President Executive Vice President Working Director

Gary D. Black Chief Executive Officer	Janus Capital Group Inc. Janus Management Holdings Corp. Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Chief Executive Officer and Director President and Director Executive Vice President Executive Vice President Working Director

Daniel P. Charles Senior Vice President	Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Senior Vice President Senior Vice President Working Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jonathan D. Coleman Co-Chief Investment Officer and Executive Vice President	—	—

Gregory A. Frost Chief Financial Officer and Executive Vice President	Janus Capital Group Inc.

Janus Management Holdings Corp.

Janus Services LLC

Janus Distributors LLC

Capital Group Partners, Inc

Janus International Holding LLC

Janus Holdings LLC

INTECH Investment
Management LLC
Janus Capital Asia Limited
Janus Capital International
Limited
Janus Capital Singapore Pte.
Limited	Chief Financial Officer and
Executive Vice President
Chief Financial Officer,
Executive Vice President and
Director
Chief Financial Officer and
Executive Vice President
Chief Financial Officer
and Executive Vice President
Chief Financial Officer,
Executive Vice President and
Director
Executive Vice President,
Controller and Director
Senior Vice President, Controller
and Director
Vice President and Working
Director
Director
Chief Executive Officer and
Director
Director

Scott S. Grace Senior Vice President	Janus Capital Group, Inc. Janus Management Holdings Corp. Capital Group Partners, Inc.	Senior Vice President Senior Vice President Senior Vice President

Heidi W. Hardin General Counsel and Senior Vice President	Janus Services, LLC Janus Distributors LLC	General Counsel and Senior Vice President General Counsel and Senior Vice President

Kelley Abbott Howes Chief Administrative Officer and Executive Vice President	Janus Capital Group Inc. Janus Management Holdings Corp. Janus Distributors LLC Capital Group Partners, Inc. INTECH Investment Management LLC	Chief Administrative Officer,
General Counsel and Executive
Vice President
Chief Administrative Officer,
General Counsel, Executive
Vice President, and Director
Chief Administrative Officer and
Executive Vice President
Director
Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David R. Kowalski Chief Compliance Officer and Senior Vice President	Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Chief Compliance Officer and Senior Vice President Chief Compliance Officer and Senior Vice President Vice President

Dominic C. Martellaro Executive Vice President	Janus Capital Group Inc. Janus Distributors LLC Janus Services LLC Janus Capital Funds Plc Janus Capital Trust Manager Limited	Executive Vice President President Executive Vice President Director Director

Gibson Smith Co-Chief Investment Officer and Executive Vice President	Janus Services LLC Janus Distributors LLC	Executive Vice President Executive Vice President

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. ("JPMIM") is an investment sub-adviser for the Registrant's Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167. JPMIM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Evelyn V. Guernsey President, Director, Managing Director	JPMorgan Investment Advisors Inc.	Chairperson, President and CEO

Joseph K. Azelby Head of Real Estate, Managing Director	—	—

Clive Brown Director, Managing Director Head of International Business	—	—

Seth P. Bernstein Global Head of Fixed Income, Managing Director	—	—

Martin R. Porter Global Head of Equities, Managing Director	—	—

George C.W. Gatch Director, Managing Director	J.P. Morgan Funds	CEO and President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John H. Hunt Director, Managing Director	—	—

Joseph J. Bertini Chief Compliance Officer	—	—

Richard T. Madsen Director, Managing Director	—	—

Paul A. Quinsee Director, Managing Director	—	—

Scott E. Richter Vice President	—	—

Lawrence M. Unrein Head of Private Equity and Hedge Funds Director, Managing Director	—	—

Lee Munder Capital Group, LLC

Lee Munder Capital Group, LLC ("LMCG") is an investment sub-adviser for the Registrant's Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds. The principal address of LMCG is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMCG is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lee Munder Chairman	—	—

Kenneth Swan President & C.O.O.	—	—

Robert A. Smith Partner	Castanea Partners, Inc The Neiman Marcus Group	Co-Founder and Managing Director Vice Chairman of the Board of Directors

Joseph F. Tower III CFO, CCO	Mellon Financial Corporation	Vice President

R. Todd Vingers Portfolio Manager	—	—

Andrew L. Beja Portfolio Manager	—	—

Jeffrey Davis C.I.O.	Rockefeller & Co. Berklee School of Music International House—NYC	C.I.O. Board of Trustees Board of Trustees

Legg Mason Capital Management, Inc.

Legg Mason Capital Management, Inc. ("LMCM") is a sub-adviser for the Registrant's Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of LMCM is 100 Light Street, Baltimore, Maryland 21202. LMCM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bill Miller, CFA Chairman and Chief Investment Officer	LMM, LLC	Managing Member

Jennifer Murphy, CFA Chief Financial Officer	LMM, LLC	Chief Operations Officer

Los Angeles Capital Management and Equity Research, Inc.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is a sub-adviser for the Registrant's Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. The principal business address of LA Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LA Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

LSV Asset Management

LSV Asset Management ("LSV") is an investment sub-adviser for the Registrant's Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value and Tax-Managed Small Cap Funds. The principal address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Josef Lakonishok CEO, Partner, Portfolio Manager	University of Illinois	Professor of Finance

Robert Vishny Partner	—	—

Menno Vermeulen Partner, Portfolio Manager	—	—

Tremaine Atkinson Partner, Chief Operating Officer, Chief Compliance Officer	—	—

Christopher LaCroix Partner	—	—

Martingale Asset Management, L.P.

Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small Cap Value and Mid-Cap Funds. The principal address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Martingale Asset Management Corporation (MAM) General Partner	—	—

Patricia J. O'Connor CAA, COO, Executive Vice President, Limited Partner	Martingale Asset Management Corporation	Treasurer, Director, Shareholder

William Edward Jacques Executive Vice President, Portfolio Manager, CIO, Limited Partner	Martingale Asset Management Corporation	Director, Shareholder, Executive Vice President

Alan J. Stassman Chairman, Limited Partner	Martingale Asset Management Corporation Museum of Fine Arts Boston Boston Foundation for Sight WGBH Foundation School of Museum of Fine Arts, Boston	Director, Chairman, Shareholder Trustee Trustee Trustee Honorary Life Governor (no vote)

Arnold Seton Wood President, Limited Partner	Martingale Asset Management Corporation The Adam R. Wood Trust—2003 The Esther P. Wood Trust—2003 The Arnold S. Wood, III Trust— 2003 Research Foundation of CFA Institute	Director, Shareholder Trustee Trustee Trustee Trustee

Samuel P. Nathans, CFA Senior Vice President, Senior Portfolio Manager, Limited Partner	—	—

Thomas A. Cosmer, CFA Executive Vice President and Limited Partner	—	—

Jill G. Brogan Vice President and Limited Partner	The Professional Association for Investment Communication Resources	President (Voluntary)

Guy A. Skaggs Senior Vice President, Portfolio Manager and Limited Partner	—	—

Elizabeth F. Davis Vice President and Limited Partner	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James M. Eysenbach, CFA Senior Vice President, Investment Portfolio Manager, Director of Research and Limited Partner	—	—

Ellen M. Kelly Senior Vice President, Head of Training, Partner	—	—

Jean Roukounakis Senior Portfolio Administrator, Limited Partner	—	—

Metropolitan West Asset Management, LLC

Metropolitan West Asset Management, LLC ("MetWest") is a sub-adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of MetWest is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MetWest is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott Dubchansky Managing Director	Metropolitan West Funds West Gate Advisors, LLC MWAM Distributors, LLC	Trustee Managing Director Financial and Operational Principal

Tad Rivelle Chief Investment Officer, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Chief Investment Officer, Managing Director Executive Vice President

Laird Landmann President, Portfolio Manager, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	President, Portfolio Manager, Managing Director Trustee

David Lippman Chief Executive Officer, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Chief Executive Officer, Managing Director Principal Executive Officer

Stephen Kane Portfolio Manager, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Portfolio Manager, Managing Director Executive Vice President

Mitchell A. Flack Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Bryan T. Whalen Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
A. Christopher Scibelli Director of Marketing, Managing Director	West Gate Advisors, LLC MWAM Distributors, LLC	Director of Marketing, Managing Director Director of Marketing

Patrick A. Moore Director of Client Services, Managing Director	West Gate Advisors, LLC MWAM Distributors, LLC	Director of Client Services Director of Client Services

Joseph D. Hattesohl Chief Financial Officer Managing Director	West Gate Advisors, LLC Metropolitan West Funds MWAM Distributors, LLC	Chief Financial Officer Treasurer, Chief Financial Officer President

Keith T. Kirk Chief Compliance Officer	MWAM Distributors, LLC Metropolitan West Funds MWAM Distributors, LLC	Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

Cal Rivelle Chief Operating Officer	West Gate Advisors, LLC	Chief Operating Officer

George P. Ristic Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer

Neuberger Berman Management LLC

Neuberger Berman Management LLC ("NBML") is a sub-adviser for the Registrant's Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of NBML is 605 Third Avenue, New York, New York 10158. NBML is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Conti Senior Vice President	Neuberger Berman, LLC
Lehman Brothers Income Funds
Neuberger Berman Equity Funds
Neuberger Berman Advisers
Management Trust
Neuberger Berman Intermediate
Municipal Fund Inc.
Neuberger Berman New York
Intermediate Municipal Fund
Inc.
Neuberger Berman California
Intermediate Municipal Fund
Inc.
Neuberger Berman Income
Opportunity Fund Inc.
Neuberger Berman Real Estate
Securities Income Fund Inc.
Neuberger Berman Dividend
	Advantage Fund Inc.	Managing Director President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Joseph Arnato Director	Neuberger Berman, LLC	Chief Executive Officer

Oppenheimer Capital LLC

Oppenheimer Capital LLC ("Oppenheimer Capital") is a sub-adviser for the Registrant's Small Cap and Small Cap Growth Funds. The principal business address of Oppenheimer Capital is 1345 Avenue of the Americas, New York, New York 10105. Oppenheimer Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Taegan Goddard Managing Director and Chief Operating Officer	—	—

Robert Hausler Managing Director and Director of Marketing	—	—

Bruce Koepfgen Managing Director and Chief Executive Officer	Allianz Global Investors Management Partners Allianz Global Investors Fund Management LLC OpCap Advisors LLC Thermo Fisher Scientific Inc. Liberty Lane Acquisition Corporation	co-Chief Executive Officer and Member of the Management Board Member of the Management Board Member of the Management Board Board Member Board Member

Young Lee Chief Legal Officer	Allianz Global Investors of America L.P	Senior Vice President and Attorney

Gary McAnly Managing Director and Head of Trading	—	—

Nancy Morris Chief Compliance Officer	Allianz Alternative Asset Management U.S. LLC Allianz Global Investors of America L.P.	Chief Compliance Officer Executive Vice President and Head of Compliance

Geoffrey Mullen Managing Director and Director of Sales	Allianz Global Investors Management Partners Town of Fairfield, CT Police and Fire Retirement System	Head of Business Development Trustee (through December 2008)

Michael Puntoriero Chief Financial Officer	MetroPark USA, Inc. Allianz Global Investors Advertising Agency Inc. Allianz Global Investors of America LLC	Director Chief Financial Officer Managing Director and Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Allianz Global Investors of
America L.P.
Allianz Global Investors of
America Holdings Inc.
Allianz Global Investors
Distributors LLC
Allianz Global Investors Fund
Management LLC
Allianz Global Investors Managed
Accounts LLC
Allianz Global Investors NY
Holdings LLC
Allianz Global Investors Solutions
LLC
Allianz Global Investors
Management Partners LLC
Allianz Global Investors U.S.
Holding LLC
Allianz Global Investors U.S.
Retail LLC
Allianz-PacLife Partners LLC
Alpha Vision LLC
Alpha Vision Capital Advisors
LLC
Alpha Vision Capital
Management LLC
NFJ Investment Group L.P.
NFJ Management Inc.
Nicholas-Applegate Capital
Management LLC
Nicholas-Applegate Holdings
LLC
OpCap Advisors LLC
Oppenheimer Group, Inc.
Pacific Investment Management
Company LLC
PIMCO Australia Pty Ltd.
PIMCO Canada Holding LLC
PIMCO Canada Management Inc.
PIMCO Canada Corp.
PIMCO Europe Limited

PIMCO Global Advisors LLC
PIMCO Global Advisors
(Resources) Limited	Managing Director and Chief
Financial Officer
Chief Financial Officer
Managing Director
Chief Financial Officer

Chief Financial Officer

Chief Financial Officer

Chief Financial Officer

Managing Director and Chief
Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer

Chief Financial Officer
Chief Financial Officer
Chief Financial Officer

Chief Financial Officer

Chief Financial Officer
Chief Financial Officer
Chief Financial Officer

Chief Financial Officer

Chief Financial Officer
Chief Financial Officer
Chief Financial Officer

Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Director and Chief Financial
Officer
Chief Financial Officer
Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	PIMCO Japan Ltd. StocksPLUS Management, Inc. Vision Holdings LLC	Chief Financial Officer Managing Director and Chief Financial Officer Chief Financial Officer

Mary Ann Schreiber Managing Director and Director of Client Services	Allianz Global Investors Management Partners	Director of Client Services

Gerald Thunelius Senior Vice President and Head of Fixed Income	—	—

Horacio Valeiras Managing Director and Chief Investment Officer	Allianz Global Investors Management Partners Nicholas-Applegate Institutional Funds Nicholas-Applegate Capital Management LLC Nicholas-Applegate Securities LLC The Bishops School San Diego Rowing Club	Chief Investment Officer and Member of the Management Board President and Trustee Managing Director and Chief Investment Officer Managing Director and Chief Investment Officer Director Director

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of PanAgora is located at 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02110. PanAgora is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Parametric Portfolio Associates

Parametric Portfolio Associates ("Parametric") is a sub-adviser for the Registrant's Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418. Parametric is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Joel Marcus Chief Compliance Officer	—	—

Brian Langstraat Chief Executive Officer, Member	—	—

David Stein Chief Investment Officer, Member	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Aaron Singleton Treasurer and Chief Financial Officer	—	—

Andrew Abramsky Chief Operating Officer	—	—

Thomas E. Faust, Jr. Member	Eaton Vance Corp.	Chairman of the Board, President and Chief Executive Officer

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC Prudential Annuities Advisory Services, Inc.	Director Senior Vice President Senior Vice President

Dennis Kass Manager and Chairman	Jennison Associates LLC Prudential Investment Management, Inc	Chairman & CEO Senior Managing Director, Director and Vice President

Deborah Hope Wedgeworth Manager	Jennison Associates LLC	Director

Kenneth Moore Manager, Vice President and Chief Financial Officer	Prudential Investment Management, Inc. Jennison Associates LLC Prudential Trust Company PIM Warehouse, Inc.	Vice President Executive Vice President and Treasurer Director and Executive Vice President Vice President

Scott L. Hayward Manager and Chief Executive Officer	Jennison Associates LLC Prudential Trust Company The Prudential Insurance Company of America Prudential Investment Management, Inc.	Executive Vice President Director Vice President and Executive Vice President Vice President

Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company Prudential Investment Management, Inc.	Vice President Vice President

Charles F. Lowrey Manager	Pramerica (GP) Limited Pramerica (GP2) Limited PIM Foreign Investments, Inc.	Director Director President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
PIM Warehouse, Inc.
Prudential Investment
Management Services, LLC
The Prudential Insurance
Company of America
Prudential Investment
Management, Inc.
PIM Investments, Inc.
PREI Acquisition I, Inc.
Prudential Asset Management
Holding Company, LLC
	LMN Portfolio Company, Inc.	Chairman and Director President and CEO Vice President Chairman, Director and President and CEO Director President Manager, Chairman and CEO Chairman and Director

Robeco Investment Management, Inc.

Robeco Investment Management, Inc. ("RIM") is a sub-adviser for the Registrant's Small Cap and Small Cap Value Funds. The principal business address of RIM is 909 Third Avenue, New York, New York 10022. RIM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William J. Kelly Chairman	Robeco Investment Management, Inc. Robeco USA, Inc. Boston Partners Asset Management, LLC	Chief Executive Officer Chief Executive Officer Chief Executive Officer

Matthew Davis Chief Financial Officer	Robeco Investment Management, Inc. Robeco USA, Inc. Robeco Institutional Asset Management, US Robeco Securities L.L.C.	Controller Controller Director, President and Treasurer Chief Financial Officer

Jay Feeney Co-Chief Executive Officer	Robeco Investment Management, Inc. Robeco USA, Inc. Boston Partners Asset Management, LLC	Chief Investment Officer— Equities/Director of Research/Portfolio Manager Director of Research/Portfolio Manager Director of Research/Portfolio Manager

Mark Donovan Co-Chief Executive Officer	Robeco Investment Management, Inc. Boston Partners Asset Management, LLC	Managing Committee Member Senior Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Paul Heathwood Director of Sales and Marketing	Robeco Investment Management, Inc. Robeco USA, Inc. Boston Partners Asset Management, Inc.	Head of Sales Managing Director/Sales Head of Sales Managing Director/Sales

William G. Butterly Chief Operating Officer and Chief Compliance Officer	Robeco Investment Management, Inc. Sustainable Asset Management USA, Inc. Robeco Securities L.L.C. Robeco Institutional Asset Management, US Robeco Investment Management, Inc. Robeco USA, Inc.	Secretary and General Counsel Chief Legal Officer Chief Legal Officer Secretary and General Counsel Chief Legal Officer

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Real Estate Fund. The principal business address of Security Capital is 10 South Dearborn St., Suite 1400, Chicago, Illinois 60603. Security Capital is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Security Capital has engaged in any business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Co.
SEI Global Services, Inc.
SEI Trust Company
SEI Inc.
LSV Asset Management
SEI Investments (Asia), Limited
SEI Asset Korea, Co Ltd
SEI Investments (South Africa)
Limited
SEI Global Services, Inc.
SEI Investments Canada
	Company	Executive Vice President Director Vice President Director Director Management Committee Director Director Director Vice President Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company
SEI Trust Company
SEI Funds, Inc.
SEI Investments, Inc.
SEI Global Investments Corp.
SEI Insurance Group, Inc.
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp
SEI Global Services, Inc.
SEI Private Trust Company
SEI SIMC Holdings, LLC
LSV Asset Management
SEI Global Capital Investments,
Inc.
SEI Investments (Asia) Limited
SEI European Services Limited
U.K.
SEI Asset Korea, Co Ltd
SEI Investments Global, Limited
Ireland
Larington Limited
SEI Investments—Global Fund
Services Limited
SEI Ventures Inc.
SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development
Inc.
SEI Investments Global Funds
Services
SEI Investments Canada
Company	Executive Vice President, Chief
Compliance Officer, Assistant
Secretary
Director, Vice President
Vice President, Secretary
Vice President, Secretary
Director, Vice President,
Secretary
Director, Vice President,
Assistant Secretary
Director, Vice President,
Secretary
Vice President, Assistant
Secretary
Director, Senior Vice President,
Assistant Secretary
Director, Vice President
Manager
Management Committee
Vice President, Secretary
Director
Director
Director
Director
Director
Director
Vice President, Secretary
Vice President, Secretary
Manager
Vice President, Secretary
Vice President, Assistant
Secretary
Director

Wayne Withrow Director & Senior Vice President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services Inc. SEI Investments Global (Cayman) Limited	Executive Vice President Director Director, Senior Vice President Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Global Holdings (Cayman) Inc. SEI Investments—Global Fund Services Limited SEI Investments Global (Bermuda) Ltd	Chairman of the Board, Chief Executive Officer Director Director, President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp
SEI Global Services, Inc.
SEI Investments (Asia), Limited
SEI Investments (Europe) Ltd
UK/GER/NL
SEI Global Nominee Ltd
SEI European Services Limited
U.K.
SEI Asset Korea, Co. Ltd
SEI Investments—Unit Trust
Management (UK) Limited
SEI Investments Global, Limited
Ireland
SEI Investments (South Africa)
Limited
SEI Investments Canada
	Company	Executive Vice President President Senior Vice President Director Managing Director Director Director Director, Chairman of the Board Director Director Director Director, President

Kevin Barr Director & President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services Inc.	Executive Vice President President, Chief Executive Officer Vice President

Kathy Heilig Vice President & Treasurer	SEI Investments Company
SEI Funds Inc.
SEI Investments, Inc.
SEI Global Investments Corp
SEI Insurance Group, Inc.
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp
SEI Global Services, Inc.
SEI Global Capital Investments,
Inc.	Vice President, Controller &
Chief Accounting Officer
Director, Vice President,
Treasurer
Director, Vice President,
Treasurer
Director, Vice President &
Treasurer
Vice President, Treasurer
Director, Vice President,
Treasurer
Director, Vice President,
Treasurer
Treasurer
Director, Vice President,
Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc.
SEI Ventures, Inc.
SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc.
SEI Investments Global Funds
	Services	Vice President, Treasurer Vice President, Assistant Secretary & Treasurer Director, Vice President, Treasurer Manager, Vice President, Treasurer Director, Vice President, Treasurer Vice President, Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SEI Funds Inc. SEI Global Services Inc. SEI SIMC Holdings, LLC SEI Investments Global (Bermuda) Ltd SIMC Subsidiary LLC SEI Investments Global Funds Services	Vice President—Legal, Assistant Secretary Vice President Vice President & Assistant Secretary Manager Vice President Manager General Counsel, Vice President & Secretary

Aaron Buser Vice President & Assistant Secretary	—	—

Felicity Jay Vice President & Assistant Secretary	—	—

David McCann Vice President & Assistant Secretary	—	—

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Michael Pang Vice President & Assistant Secretary	SEI Funds Inc. SEI Global Services Inc. SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc. SEI Investments Global Funds Services	Vice President Vice President & Assistant Secretary Director, Vice President & Secretary Vice President & Secretary Vice President & Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
J. Celeste S. Burns Vice President & Assistant Secretary	—	—

Stephanie Cavanagh Chief Compliance Officer	—	—

Kevin Crowe Vice President	SEI Global Services Inc.	Vice President

Michael Farrell Vice President	SEI Private Trust Company	Trust Officer

John Fisher Vice President	—	—

Linda Kerr Vice President	—	—

Paul Klauder Vice President	SEI Global Services Inc. SEI Investments Canada Company	Vice President Vice President

John J. McCue Vice President	—	—

Greg McIntire Vice President	—	—

Dave McLaughlin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services Inc. SEI Investments Canada Company	Vice President Vice President

James Micelli Vice President	SEI Global Services Inc.	Vice President

James V. Morris Vice President	SEI Global Services Inc.	Vice President

Stephen Onofrio Vice President	SEI Global Services Inc.	Vice President

Alison Saunders Vice President	SEI Global Services Inc.	Vice President

John Scarpato Vice President	SEI Global Services Inc.	Vice President

Sandra Schaufler Vice President	—	—

Sean Simko Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Smigiel Vice President	—	—

Robert Wrzesniewski Vice President	SEI Global Services Inc.	Vice President

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is the sub-adviser for the S&P 500 Index Fund. The principal business address of SSgA FM is One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Edward Ross President & Director	State Street Global Advisors, a division of State Street Bank and Trust Company	Senior Managing Director

Phillip Gillespie Chief Legal Officer	State Street Global Advisors	Deputy General Counsel

Thomas P. Kelly Treasurer	State Street Global Advisors	Comptroller

Shawn C.D. Johnson Director	State Street Global Advisors	Senior Managing Director

Tracy Atkinson Chief Compliance Officer	State Street Global Advisors	Executive Vice President and Chief Compliance Officer, SSgA

UBS Global Asset Management (Americas) Inc.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") is a sub-adviser for the Registrant's Enhanced Income Fund. The principal business address of UBS is One North Wacker Drive, Chicago, Illinois 60606. UBS Global AM, a Delaware corporation, is a registered investment adviser and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of each executive officer and director of UBS Global AM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years. (The list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.) Each of UBS Global AM's officers not disclosed below is dual-hatted, and holds the same office with UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") as he or she holds with UBS Global AM.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark F. Kemper Managing Director, Secretary and Head of Legal—Americas	UBS Global AM (US) UBS Global Asset Management Trust Company	Managing Director, Secretary and Head of Legal—Americas Secretary and Trust Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Barry M. Mandinach Board Director, Vice President, Managing Director and Chief Marketing Officer— Americas	UBS Global AM (US)	Board Director, President and Chief Marketing Officer— Americas and Managing Director

Joseph McGill Managing Director and Chief Compliance Officer—Americas	UBS Global AM (US) UBS Global Asset Management Trust Company	Managing Director and Chief Compliance Officer— Americas Trust Officer and Chief Compliance Officer

John Moore Board Director, Managing Director, Treasurer and Head of Financial Control—Americas	UBS Global AM (US) UBS Global Asset Management Trust Company	Board Director, Managing Director, Treasurer and Head of Financial Control— Americas Treasurer

Kai R. Sotorp Board Director, President and Head of the Americas and Member of the UBS Group Managing Board	UBS Global AM (US) UBS Group Managing Board UBS Global Asset Management Trust Company	Board Director and Vice President Member President and Chairman

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser for the Registrant's Small Cap, Small Cap Value, Tax-Managed Small Cap, Real Estate, Enhanced Income and Real Return Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("WellsCap") is a sub-adviser for the Registrant's Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105. WellsCap is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WellsCap has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bruce D. Alberts Chief Financial Officer	—	—

Peter L. Bain Director	Legg Mason Capital
Management, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Global Investment
Management, LLC
Brandywine Global Investment
Management (Asia) Pte Ltd.
Clearbridge Advisors, LLC
Clearbridge Asset
Management, Inc.
Global Currents Investment
Management, LLC
Legg Mason, Inc.
Barrett Associates, Inc.
Bartlett & Co.
Legg Mason Fund Adviser, Inc.
Legg Mason Canada
Holdings Ltd.
Legg Mason Funding Corp.
Legg Mason Global Asset
Allocation, LLC
Legg Mason Investment
Counsel, LLC
Legg Mason Partners Fund
Advisor, LLC
Legg Mason Real Estate
Investors, Inc.
Legg Mason Real Estate
Securities Advisors, Inc.
Legg Mason Realty Capital, Inc.
Legg Mason Realty Group, Inc.
Legg Mason Realty Partners, Inc.
Legg Mason Tower, Inc.
LMRC II, Inc.
LMRC Properties, Inc.
PCM Holdings I, Inc.
PCM Holdings II, Inc.
Permal Asset Management, Inc.
Royce & Associates, LLC
Western Asset Management
Company Limited	Director
Director
Manager
Director
Manager
Director
Manager
Senior Executive VP
Director
Director
Director
Director

Director
Manager
Manager
Manager
Director

Director
President and Director
President and Director
President and Director
President and Director
President and Director
President and Director
Director
Director
Director
Manager
Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Western Asset Management Company Ltd (Tokyo) Western Asset Management Company Pty Ltd (Australia) Western Asset Management (UK) Holdings Limited Western Asset Management Company Pte, Ltd (Singapore)	Director Director Director Director

Jeffrey A. Nattans Director	Legg Mason, Inc.
Legg Mason International
Holdings, LLC
Western Asset Management
Company Limited
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management Pte,
	Ltd (Singapore)	Vice President Manager and Vice President Director Director Director Director Director

James W. Hirschmann III Director, CEO	Western Asset Management Company Ltd.	Director

Gavin L. James Director of Global Client Service and Marketing	—	—

Brett B. Canon Director of Risk Management and Operations	—	—

D. Daniel Fleet President	Western Asset Management
Company Limited
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management
	Company Pte, Ltd (Singapore)	Director Director Director Director Director

Daniel E. Giddings Assistant Secretary	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Dennis J. McNamara Director of Portfolio Operations	—	—

Charles A. Ruys de Perez Secretary, General Counsel and Head of Legal and Compliance	—	—

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western") is a sub-adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Western is 10 Exchange Square, Primrose Street, London, EC2A 2EN. Western is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael B. Zelouf Director, Head of London Operations	—	—

Peter L. Bain Director	Legg Mason Capital
Management, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Global Investment
Management, LLC
Brandywine Global Investment
Management (Asia) Pte Ltd.
Clearbridge Advisors, LLC
Clearbridge Asset
Management, Inc.
Global Currents Investment
Management, LLC
Legg Mason, Inc.
Barrett Associates, Inc.
Bartlett & Co.
Legg Mason Fund Adviser, Inc.
Legg Mason Canada
Holdings Ltd.
Legg Mason Funding Corp.
Legg Mason Global Asset
Allocation, LLC
Legg Mason Investment
Counsel, LLC
Legg Mason Partners Fund
	Advisor, LLC	Director Director Manager Director Manager Director Manager Senior Executive VP Director Director Director Director Director Manager Manager Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Legg Mason Real Estate
Investors, Inc.
Legg Mason Real Estate
Securities Advisors, Inc.
Legg Mason Realty Capital, Inc.
Legg Mason Realty Group, Inc.
Legg Mason Realty Partners, Inc.
Legg Mason Tower, Inc.
LMRC II, Inc.
LMRC Properties, Inc.
PCM Holdings I, Inc.
PCM Holdings II, Inc.
Permal Asset Management, Inc.
Royce & Associates, LLC
Western Asset Management
Company
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management
Company Pte, Ltd (Singapore)	Director

Director

President and Director
President and Director
President and Director
President and Director
President and Director
President and Director
Director
Director
Director
Manager
Director

Director

Director

Director

Director

Jeffrey A. Nattans Director	Legg Mason, Inc.
Legg Mason International
Holdings, LLC
Western Asset Management
Company
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management Pte,
	Ltd (Singapore)	Vice President Manager and Vice President Director Director Director Director Director

James W. Hirschmann III Managing Director	Western Asset Management Company	Director

Suzanne Taylor-King Finance Officer	—	—

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

Barclays Global Investors Funds	March 31, 2003

SEI Opportunity Fund, L.P.	October 1, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

Pro Shares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Forward Funds	August 14, 2008

Global X Funds	October 24, 2008

FaithShares Trust	August 7, 2009

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	—

John C. Munch	General Counsel & Secretary	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

John Coary	Vice President & Assistant Secretary	—

John Cronin	Vice President	—

Robert Silvestri	Vice President	—

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5); (6); (9) (10), and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

Acadian Asset Management LLC
One Post Office Square
Boston, Massachusetts 02109

Analytic Investors, LLC
555 West Fifth Street, 50th Floor
Los Angeles, California 90013

AQR Capital Management, LLC
2 Greenwich Plaza
3rd Floor
Greenwich, Connecticut 06830

Ares Management LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

ARONSON+JOHNSON+ORTIZ, LP
230 South Broad Street
Twentieth Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Brigade Capital Management, LLC
399 Park Avenue
16th Floor
New York, New York 10022

Columbia Management Advisors, LLC
100 Federal Street
Boston, Massachusetts 02110

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Goldman Sachs Asset Management, L.P.
32 Old Slip
New York, New York 10005

Guggenheim Investment Management, LLC
135 East 57th Street
6th Floor
New York, New York 10022

INTECH Investment Management LLC
525 Okeechobee Boulevard, Suite 1800
West Palm Beach, Florida 33401

Integrity Asset Management, LLC
401 West Main Street, Suite 2100
Louisville, Kentucky 40202

Janus Capital Management LLC
151 Detroit Street
Denver, Colorado 80206

J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

Lee Munder Capital Group, LLC
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Legg Mason Capital Management, Inc.
100 International Drive
Baltimore, Maryland 21202

Los Angeles Capital Management and Equity Research, Inc.
11150 Santa Monica Blvd.
Suite 200
Los Angeles, California 90025

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, L.P.
222 Berkeley Street
Boston, Massachusetts 02116

Metropolitan West Asset Management, LLC
11766 Wilshire Boulevard, Suite 1580
Los Angeles, California 90025

Neuberger Berman Management LLC
605 Third Avenue
New York, New York 10158

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, New York 10105

PanAgora Asset Management, Inc.
470 Atlantic Avenue, 8th Floor
Boston, Massachusetts 02210

Parametric Portfolio Associates
1151 Fairview Avenue North
Seattle, Washington 98109-4418

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Security Capital Research &
Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

SSgA Funds Management, Inc.
One Lincoln Street
Boston, Massachusetts 02111

UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, Illinois 60606

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square, Primrose Street
London, EC2A 2EN, United Kingdom

Item 34.  Management Services:

None

Item 35.  Undertakings:

None

C-51

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 71 to Registration Statement No. 033-09504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 24th day of November, 2009.

SEI INSTITUTIONAL MANAGED TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	* Rosemarie B. Greco	Trustee	November 24, 2009

	* William M. Doran	Trustee	November 24, 2009

	* George J. Sullivan, Jr.	Trustee	November 24, 2009

	* James M. Storey	Trustee	November 24, 2009

	/s/ ROBERT A. NESHER Robert A. Nesher	Trustee	November 24, 2009

	* Nina Lesavoy	Trustee	November 24, 2009

	* James M. Williams	Trustee	November 24, 2009

	* Mitchell A. Johnson	Trustee	November 24, 2009

	* Hubert L. Harris, Jr.	Trustee	November 24, 2009

	/s/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	November 24, 2009

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	November 24, 2009

*By:	/s/ ROBERT A. NESHER

Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(2)	Amended and Restated Schedule B to the Investment Advisory Agreement between the Trust and SIMC, dated June 25, 2009, is filed herewith.

EX-99.B(d)(23)	Amended Schedules A and B dated July 20, 2009 to the Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are filed herewith.

EX-99.B(d)(47)	Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and ARONSON+JOHNSON+ORTIZ, LP with respect to the Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility and Large Cap Funds are filed herewith.

EX-99.B(d)(48)	Amended Schedules A and B dated July 9, 2009 to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Large Cap Growth, Tax-Managed Large Cap and Large Cap Funds are filed herewith.

EX-99.B(d)(50)	Amended Schedule A dated September 25, 2009 to the Investment Sub-Advisory Agreement dated August 3, 2001 between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap and Large Cap Funds is filed herewith.

EX-99.B(d)(54)	Amended Schedules A and B dated July 9, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the U.S. Managed Volatility, Global Managed Volatility and Large Cap Funds are filed herewith.

EX-99.B(d)(57)	Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated December 18, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap, Tax-Managed Small Cap and Small Cap Growth Funds are filed herewith.

EX-99.B(d)(58)	Amended Schedules A and B dated June 29, 2009 to the Investment Sub-Advisory Agreement dated October 21, 2005 between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Growth, Large Cap Value and Large Cap Funds are filed herewith.

EX-99.B(d)(62)	Amended Schedules A and B dated September 23, 2009 to the Investment Advisory Agreement dated September 28, 2006 between SIMC and Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap and Small Cap Value Funds are filed herewith.

EX-99.B(d)(64)	Amended Schedules A and B dated July 8, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Growth, Tax-Managed Large Cap, Mid-Cap and Large Cap Funds are filed herewith.

EX-99.B(d)(66)	Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated November 12, 2003 between SIMC and Wellington Management Company, LLP with respect to the Real Estate, Enhanced Income, Real Return, Small Cap and Tax-Managed Small Cap Funds are filed herewith.

EX-99.B(d)(74)	Amended Schedules A and B dated September 25, 2009 to the Investment Sub-Advisory Agreement dated August 1, 2008 between SIMC and Legg Mason Capital Management, Inc. with respect to the Large Cap Growth, Large Cap Value, Tax-Managed Large Cap and Large Cap Funds are filed herewith.

EX-99.B(d)(76)	Amended Schedules A and B dated September 22, 2009 to the Investment Sub-Advisory Agreement dated June 30, 2008 between SIMC and Oppenheimer Capital LLC with respect to the Small Cap and Small Cap Growth Funds are filed herewith.

EX-99.B(d)(79)	Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated May 4, 2009 between SIMC and Neuberger Berman Management LLC with respect to the Large Cap Growth, Large Cap and Tax-Managed Large Cap Funds are filed herewith.

EX-99.B(d)(83)	Investment Sub-Advisory Agreement dated July 8, 2009 between SIMC and AQR Capital Management, LLC with respect to the Small Cap and Small Cap Growth Funds is filed herewith.

EX-99.B(d)(84)	Investment Sub-Advisory Agreement dated July 21, 2009 between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds is filed herewith.

EX-99.B(e)(2)	Amended Schedule A, dated June 25, 2009, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is filed herewith.

EX-99.B(h)(2)	Amended Schedule D, dated June 25, 2009, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services is filed herewith.

EX-99.B(p)(5)	The Code of Ethics for Artisan Partners Limited Partnership, dated August 3, 2009, is filed herewith.

EX-99.B(p)(21)	The Code of Ethics for Integrity Asset Management, LLC, dated June 1, 2009, is filed herewith.